As filed with the Securities and Exchange Commission on April 13, 2016
1933 Act Registration No. 333-193273
1940 Act Registration No. 811-08517
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 5
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 479
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln Investor Advantage® Fee-Based
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Kirkland L. Hicks, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2016, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Lincoln Investor Advantage® Fee-Based
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2016
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
1-888-868-2583
www.LincolnFinancial.com
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased for use as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. IRAs provide tax deferral however, whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. The minimum initial Purchase Payment for nonqualified contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations, and Home Office approval) is $50,000. Additional Purchase Payments may be made to the contract, subject to certain restrictions, and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account.
We offer variable annuity contracts that may offer different investment options, features, and optional benefits. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
1

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Comstock Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Equally-Weighted S&P 500 Fund**
Invesco V.I. Equity and Income Fund
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio
ALPS/Red Rocks Listed Private Equity Portfolio
ALPS/Stadion Tactical Defensive Portfolio
ALPS/Stadion Tactical Growth Portfolio*
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund*
American Funds Insurance Series®
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Capital Income Builder®
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
American Funds Mortgage FundSM
American Funds New World Fund®
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
BlackRock iShares® Alternative Strategies V.I. Fund
Delaware VIP® Trust
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Growth Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Variable Series II
Deutsche Alternative Asset Allocation VIP Portfolio
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Fidelity® VIP Strategic Income Portfolio
First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Multi Income Allocation Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio***
Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Government Money Market Fund
(formerly Goldman Sachs VIT Money Market Fund)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio*
Goldman Sachs VIT Strategic Income Fund
Hartford Series Fund, Inc.
Hartford Capital Appreciation HLS Fund
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy Portfolio
Ivy Funds VIP Energy Portfolio
Ivy Funds VIP High Income Portfolio
Ivy Funds VIP Micro Cap Growth Portfolio
Ivy Funds VIP Mid Cap Growth Portfolio
Ivy Funds VIP Science and Technology Portfolio
JPMorgan Insurance Trust
JPMorgan Insurance Trust Global Allocation Portfolio
JPMorgan Insurance Trust Income Builder Portfolio
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Mid Cap Core Portfolio
Lincoln Variable Insurance Products Trust
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Preservation Fund
LVIP AQR Enhanced Global Strategies Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
(formerly LVIP BlackRock Equity Dividend Managed Volatility Fund)
LVIP BlackRock Emerging Markets Managed Volatility Fund *
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock Multi-Asset Income Fund
LVIP Clarion Global Real Estate Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP JPMorgan High Yield Fund
2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund**
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Developing Growth Portfolio
Lord Abbett Series Fund Short Duration Income Portfolio
MFS® Variable Insurance Trust
MFS® VIT Growth Series
MFS® VIT International Value Series
MFS® VIT Total Return Series*
MFS® VIT Utilities Series
Oppenheimer Variable Account Funds
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust
PIMCO VIT All Asset All Authority Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Putnam Variable Trust
Putnam VT Absolute Return 500 Fund
Putnam VT Global Health Care Fund
Putnam VT Income Fund
Rydex Variable Trust
Guggenheim VT Long Short Equity
Guggenheim VT Multi-Hedge Strategies
SEI Insurance Products Trust
SEI VP Market Growth Strategy Fund
SEI VP Market Plus Strategy Fund
Transparent Value Trust
Transparent Value Directional Allocation VI Portfolio*
The Universal Institutional Funds, Inc.
UIF Global Infrastructure Portfolio
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund
Virtus Variable Insurance Trust
Virtus Multi-Sector Fixed Income Series
Virtus Equity Trend Series
*Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
** The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
***Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
3

4

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments and withdrawals.
Account Value Death Benefit—Provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Fee-Based Financial Plan—A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Large Account Credit—The additional amount credited to the contract if a threshold of $1 million of value in your Subaccounts is met.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract other than Large Account Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.

5

Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a registered representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us for the products described in this prospectus) and their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase: There are no sales charges, deferred sales charges, or surrender charges associated with this contract.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract with the Earnings Optimizer Death Benefit.
•	Table D reflects the expenses for a contract with both i4LIFE® Advantage and the Earnings Optimizer Death Benefit.

TABLE A
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[1]
Account Value Death Benefit
Mortality and Expense Risk Charge	0.20%
Administrative Charge	0.10%
Total Separate Account Expenses	0.30%
[1]	The mortality and expense risk charge and administrative charge together are 0.30% on and after the Annuity Commencement Date. If your Contract Value had reached the $1 million threshold immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.

TABLE B
i4LIFE® Advantage:[1]
Account Value Death Benefit	0.70%
[1]	As an annualized percentage of Account Value, computed daily. This charge is assessed on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Charge for further information. This charge continues during the Access Period. The i4LIFE® Advantage charge is 0.70% during the Lifetime Income Period. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15%.

TABLE C

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[1]
Mortality and Expense Risk Charge	0.20%
Administrative Charge	0.10%
Total Separate Account Expenses	0.30%
7

Earnings Optimizer Death Benefit Charge:[2]
Guaranteed Maximum Annual Charge:
Age at Issue – 1-69	1.40%
Age at Issue – 70-75	1.70%
Current Annual Charge:
Age at Issue – 1-69	0.40%
Age at Issue – 70-75	0.70%
[1]	The mortality and expense risk charge and administrative charge together are 1.10% on and after the Annuity Commencement Date for all contracts. If your Contract Value had reached the $1 million threshold immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.
[2]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charges are calculated.

TABLE D

i4LIFE® Advantage:[1]	0.70%
Earnings Optimizer Death Benefit Charge:[2]
Guaranteed Maximum Annual Charge:
Age at Issue – 1-69	1.40%
Age at Issue – 70-75	1.70%
Current Annual Charge:
Age at Issue – 1-69	0.40%
Age at Issue – 70-75	0.70%
[1]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. This charge continues during the Access Period. The i4LIFE® Advantage charge is 1.50% during the Lifetime Income Period. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will reduced by 0.15%.
[2]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charges are calculated.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2015. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	12.22%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.26%	2.65%
*	Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2017.
The following table shows the expenses charged by each fund for the year ended December 31, 2015:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.07%		0.00%		1.07%	0.00%	1.07%
ALPS/Alerian Energy Infrastructure Portfolio - Class III(1)	0.70%		0.25%		0.40%		0.00%		1.35%	-0.05%	1.30%
8

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III(2)	0.90%		0.25%		4.76%		0.52%		6.43%	-4.46%	1.97%
ALPS/Stadion Tactical Defensive Portfolio - Class III(3)	0.75%		0.25%		1.16%		0.25%		2.41%	-0.86%	1.55%
ALPS/Stadion Tactical Growth Portfolio - Class III(3)	0.75%		0.25%		5.30%		0.24%		6.54%	-5.00%	1.54%
American Century VP Balanced Fund - Class II	0.90%		0.25%		0.01%		0.00%		1.16%	0.00%	1.16%
American Funds Asset Allocation Fund - Class 4	0.28%		0.25%		0.26%		0.00%		0.79%	0.00%	0.79%
American Funds Blue Chip Income and Growth Fund - Class 4	0.40%		0.25%		0.26%		0.00%		0.91%	0.00%	0.91%
American Funds Capital Income Builder® - Class 4	0.50%		0.25%		0.30%		0.00%		1.05%	0.00%	1.05%
American Funds Global Growth Fund - Class 4	0.52%		0.25%		0.28%		0.00%		1.05%	0.00%	1.05%
American Funds Global Small Capitalization Fund - Class 4	0.69%		0.25%		0.29%		0.00%		1.23%	0.00%	1.23%
American Funds Growth Fund - Class 4	0.33%		0.25%		0.27%		0.00%		0.85%	0.00%	0.85%
American Funds Growth-Income Fund - Class 4	0.27%		0.25%		0.27%		0.00%		0.79%	0.00%	0.79%
American Funds International Fund - Class 4	0.50%		0.25%		0.29%		0.00%		1.04%	0.00%	1.04%
American Funds Mortgage FundSM - Class 4	0.42%		0.25%		0.30%		0.00%		0.97%	0.00%	0.97%
American Funds New World Fund® - Class 4	0.72%		0.25%		0.32%		0.00%		1.29%	0.00%	1.29%
BlackRock Global Allocation V.I. Fund - Class III (4)	0.62%		0.25%		0.25%		0.00%		1.12%	-0.13%	0.99%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III(5)	0.25%		0.25%		1.68%		0.37%		2.55%	-1.28%	1.27%
ClearBridge Variable Aggressive Growth Portfolio - Class II	0.75%		0.25%		0.05%		0.00%		1.05%	0.00%	1.05%
ClearBridge Variable Mid Cap Core Portfolio - Class II	0.75%		0.25%		0.10%		0.00%		1.10%	0.00%	1.10%
Delaware VIP® Diversified Income Series - Service Class(6)	0.58%		0.30%		0.09%		0.00%		0.97%	-0.05%	0.92%
Delaware VIP® Emerging Markets Series - Service Class(7)	1.25%		0.30%		0.12%		0.00%		1.67%	-0.05%	1.62%
Delaware VIP® REIT Series - Service Class(8)	0.75%		0.30%		0.10%		0.00%		1.15%	-0.05%	1.10%
Delaware VIP® Small Cap Value Series - Service Class(8)	0.72%		0.30%		0.08%		0.00%		1.10%	-0.05%	1.05%
Delaware VIP® Smid Cap Growth Series - Service Class(9)	0.74%		0.30%		0.09%		0.00%		1.13%	-0.05%	1.08%
Delaware VIP® U.S. Growth Series - Service Class(8)	0.65%		0.30%		0.10%		0.00%		1.05%	-0.05%	1.00%
Delaware VIP® Value Series - Service Class (8)	0.63%		0.30%		0.08%		0.00%		1.01%	-0.05%	0.96%
Deutsche Alternative Asset Allocation VIP Portfolio - Class B(10)	0.31%		0.25%		0.27%		1.12%		1.95%	-0.24%	1.71%
Eaton Vance VT Floating-Rate Income Fund - Initial Class	0.58%		0.25%		0.35%		0.00%		1.18%	0.00%	1.18%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.55%		0.25%		0.08%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP Growth Portfolio - Service Class 2	0.55%		0.25%		0.09%		0.00%		0.89%	0.00%	0.89%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.55%		0.25%		0.08%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.56%		0.25%		0.13%		0.00%		0.94%	0.00%	0.94%
First Trust Dorsey Wright Tactical Core Portfolio – Class I(11)	0.35%		0.25%		11.11%		0.51%		12.22%	-10.92%	1.30%
First Trust Multi Income Allocation Portfolio - Class I(12)	0.60%		0.25%		1.75%		0.29%		2.89%	-1.77%	1.12%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I(13)	0.60%		0.25%		0.49%		0.00%		1.34%	-0.14%	1.20%
Franklin Founding Funds Allocation VIP Fund - Class 4(14)	0.00%		0.35%		0.11%		0.67%		1.13%	-0.01%	1.12%
Franklin Income VIP Fund - Class 4	0.45%		0.35%		0.01%		0.00%		0.81%	0.00%	0.81%
Franklin Mutual Shares VIP Fund - Class 4	0.69%		0.35%		0.04%		0.00%		1.08%	0.00%	1.08%
Franklin Rising Dividends VIP Fund - Class 4	0.61%		0.35%		0.02%		0.00%		0.98%	0.00%	0.98%
Franklin Small Cap Value VIP Fund - Class 4(15)	0.62%		0.35%		0.03%		0.01%		1.01%	-0.01%	1.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 4	0.77%		0.35%		0.04%		0.00%		1.16%	0.00%	1.16%
Goldman Sachs VIT Government Money Market Fund - Service Shares(16)	0.20%		0.25%		0.11%		0.00%		0.56%	-0.30%	0.26%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares(17)	0.15%		0.40%		2.01%		0.82%		3.38%	-1.79%	1.59%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares(18)	0.60%		0.40%		1.12%		0.00%		2.12%	-0.85%	1.27%
9

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Guggenheim VT Long Short Equity	0.90%		0.00%		1.38%		0.00%		2.28%	0.00%	2.28%
Guggenheim VT Multi-Hedge Strategies(19)	1.19%		0.00%		1.19%		0.09%		2.47%	-0.04%	2.43%
Hartford Capital Appreciation HLS Fund - Class IC	0.63%		0.25%		0.29%		0.00%		1.17%	0.00%	1.17%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares(20)	0.92%		0.25%		0.23%		0.09%		1.49%	-0.44%	1.05%
Invesco V.I. Comstock Fund - Series II Shares(21)	0.56%		0.25%		0.27%		0.00%		1.08%	-0.05%	1.03%
Invesco V.I. Diversified Dividend Fund - Series II Shares(22)	0.49%		0.25%		0.22%		0.01%		0.97%	-0.01%	0.96%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.43%		0.00%		0.80%	0.00%	0.80%
Invesco V.I. Equity and Income Fund - Series II Shares(23)	0.38%		0.25%		0.27%		0.01%		0.91%	-0.01%	0.90%
Invesco V.I. International Growth Fund - Series II Shares(23)	0.71%		0.25%		0.30%		0.01%		1.27%	-0.01%	1.26%
Ivy Funds VIP Asset Strategy Portfolio	0.68%		0.25%		0.06%		0.00%		0.99%	0.00%	0.99%
Ivy Funds VIP Energy Portfolio	0.85%		0.25%		0.10%		0.00%		1.20%	0.00%	1.20%
Ivy Funds VIP High Income Portfolio	0.62%		0.25%		0.05%		0.00%		0.92%	0.00%	0.92%
Ivy Funds VIP Micro Cap Growth Portfolio	0.95%		0.25%		0.13%		0.00%		1.33%	0.00%	1.33%
Ivy Funds VIP Mid Cap Growth Portfolio	0.85%		0.25%		0.05%		0.00%		1.15%	0.00%	1.15%
Ivy Funds VIP Science and Technology Portfolio	0.85%		0.25%		0.05%		0.00%		1.15%	0.00%	1.15%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2(24)	0.60%		0.25%		0.73%		0.20%		1.78%	-0.56%	1.22%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2(25)	0.45%		0.25%		1.01%		0.08%		1.79%	-0.87%	0.92%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2(26)	0.65%		0.25%		0.36%		0.00%		1.26%	-0.11%	1.15%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC(27)	0.50%		0.00%		0.44%		0.00%		0.94%	-0.04%	0.90%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC(27)	0.75%		0.00%		0.81%		0.00%		1.56%	-0.66%	0.90%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC(28)	0.35%		0.00%		1.10%		0.00%		1.45%	-0.65%	0.80%
LVIP American Balanced Allocation Fund - Service Class(29)	0.25%		0.35%		0.02%		0.41%		1.03%	-0.05%	0.98%
LVIP American Growth Allocation Fund - Service Class(29)	0.25%		0.35%		0.02%		0.43%		1.05%	-0.05%	1.00%
LVIP American Preservation Fund - Service Class (30)	0.25%		0.35%		0.03%		0.34%		0.97%	-0.10%	0.87%
LVIP AQR Enhanced Global Strategies Fund Service Class(31)	0.69%		0.25%		0.97%		0.15%		2.06%	-0.96%	1.10%
LVIP Baron Growth Opportunities Fund - Service Class(32)	1.00%		0.25%		0.05%		0.00%		1.30%	-0.04%	1.26%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class(33)	0.73%		0.25%		0.05%		0.00%		1.03%	-0.12%	0.91%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class(34)	0.55%		0.25%		0.21%		0.05%		1.06%	-0.02%	1.04%
LVIP BlackRock Inflation Protected Bond Fund - Service Class(35)	0.42%		0.25%		0.04%		0.01%		0.72%	0.00%	0.72%
LVIP BlackRock Multi-Asset Income Fund - Service Class(36)	0.68%		0.25%		0.41%		0.35%		1.69%	-0.73%	0.96%
LVIP Clarion Global Real Estate Fund - Service Class	0.68%		0.25%		0.06%		0.00%		0.99%	0.00%	0.99%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.04%		0.00%		0.70%	0.00%	0.70%
LVIP Delaware Diversified Floating Rate Fund - Service Class(37)	0.58%		0.25%		0.05%		0.00%		0.88%	-0.03%	0.85%
LVIP Delaware Social Awareness Fund - Service Class	0.37%		0.35%		0.05%		0.00%		0.77%	0.00%	0.77%
LVIP Dimensional International Core Equity Fund - Service Class(38)	0.75%		0.25%		0.27%		0.00%		1.27%	-0.34%	0.93%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class(39)	0.25%		0.25%		0.05%		0.52%		1.07%	-0.04%	1.03%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.05%		0.00%		0.74%	0.00%	0.74%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class(40)	0.72%		0.25%		0.04%		0.00%		1.01%	-0.29%	0.72%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class(41)	0.25%		0.25%		0.04%		0.30%		0.84%	0.00%	0.84%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class(42)	0.25%		0.25%		0.03%		0.15%		0.68%	-0.05%	0.63%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class(43)	0.65%		0.25%		0.06%		0.00%		0.96%	0.00%	0.96%
10

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class(44)	0.75%		0.25%		0.71%		0.36%		2.07%	-0.89%	1.18%
LVIP Global Growth Allocation Managed Risk Fund - Service Class(45)	0.25%		0.25%		0.02%		0.40%		0.92%	0.00%	0.92%
LVIP Global Income Fund - Service Class(46)	0.65%		0.25%		0.07%		0.00%		0.97%	-0.07%	0.90%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class(47)	0.25%		0.25%		0.02%		0.42%		0.94%	0.00%	0.94%
LVIP Goldman Sachs Income Builder Fund - Service Class(48)	0.65%		0.25%		0.64%		0.00%		1.54%	-0.54%	1.00%
LVIP JPMorgan High Yield Fund - Service Class(49)	0.63%		0.25%		0.05%		0.00%		0.93%	-0.03%	0.90%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class(43)	0.73%		0.25%		0.05%		0.00%		1.03%	0.00%	1.03%
LVIP MFS International Growth Fund - Service Class(50)	0.82%		0.25%		0.06%		0.00%		1.13%	-0.10%	1.03%
LVIP MFS Value Fund - Service Class	0.61%		0.25%		0.05%		0.00%		0.91%	0.00%	0.91%
LVIP Mondrian International Value Fund - Service Class	0.67%		0.25%		0.06%		0.00%		0.98%	0.00%	0.98%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class(51)	0.25%		0.35%		0.24%		0.49%		1.33%	-0.14%	1.19%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.07%		0.00%		0.82%	0.00%	0.82%
LVIP SSGA Bond Index Fund - Service Class(52)	0.40%		0.25%		0.05%		0.00%		0.70%	-0.12%	0.58%
LVIP SSGA Conservative Structured Allocation Fund - Service Class(53)	0.25%		0.25%		0.04%		0.32%		0.86%	-0.10%	0.76%
LVIP SSGA Developed International 150 Fund - Service Class(54)	0.33%		0.25%		0.06%		0.00%		0.64%	-0.01%	0.63%
LVIP SSGA Emerging Markets 100 Fund - Service Class(55)	0.34%		0.25%		0.12%		0.00%		0.71%	-0.01%	0.70%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(56)	0.40%		0.25%		0.03%		0.28%		0.96%	-0.10%	0.86%
LVIP SSGA International Index Fund - Service Class(57)	0.40%		0.25%		0.08%		0.00%		0.73%	-0.08%	0.65%
LVIP SSGA Large Cap 100 Fund - Service Class(58)	0.31%		0.25%		0.03%		0.00%		0.59%	-0.01%	0.58%
LVIP SSGA Moderate Structured Allocation Fund - Service Class(59)	0.25%		0.25%		0.02%		0.32%		0.84%	-0.10%	0.74%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class(59)	0.25%		0.25%		0.03%		0.34%		0.87%	-0.10%	0.77%
LVIP SSGA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.04%		0.00%		0.46%	0.00%	0.46%
LVIP SSGA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.05%		0.00%		0.62%	0.00%	0.62%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class(60)	0.35%		0.25%		0.06%		0.00%		0.66%	-0.01%	0.65%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.67%		0.25%		0.04%		0.00%		0.96%	0.00%	0.96%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.70%		0.25%		0.05%		0.00%		1.00%	0.00%	1.00%
LVIP Vanguard Domestic Equity ETF Fund - Service Class(61)	0.25%		0.25%		0.05%		0.09%		0.64%	-0.05%	0.59%
LVIP Vanguard International Equity ETF Fund - Service Class(61)	0.25%		0.25%		0.07%		0.16%		0.73%	-0.05%	0.68%
LVIP Wellington Capital Growth Fund - Service Class	0.69%		0.25%		0.05%		0.00%		0.99%	0.00%	0.99%
LVIP Wellington Mid-Cap Value Fund - Service Class(62)	0.88%		0.25%		0.09%		0.00%		1.22%	-0.01%	1.21%
MFS® VIT Growth Series - Service Class	0.71%		0.25%		0.05%		0.00%		1.01%	0.00%	1.01%
MFS® VIT International Value Series - Service Class	0.87%		0.25%		0.06%		0.00%		1.18%	-0.03%	1.15%
MFS® VIT Total Return Series - Service Class(63)	0.66%		0.25%		0.04%		0.00%		0.95%	-0.05%	0.90%
MFS® VIT Utilities Series - Service Class	0.73%		0.25%		0.06%		0.00%		1.04%	0.00%	1.04%
Oppenheimer International Growth Fund/VA Service Shares(64)	0.95%		0.25%		0.13%		0.00%		1.33%	-0.08%	1.25%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares(65)	0.68%		0.25%		0.12%		0.00%		1.05%	0.00%	1.05%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class(66)	0.45%		0.25%		0.94%		1.14%		2.78%	-0.13%	2.65%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class(67)	0.74%		0.25%		0.17%		0.11%		1.27%	-0.11%	1.16%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	0.85%		0.25%		0.00%		0.00%		1.10%	0.00%	1.10%
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	0.90%		0.25%		0.01%		0.00%		1.16%	0.00%	1.16%
Putnam VT Absolute Return 500 Fund - Class IB(68)	0.72%		0.25%		0.62%		0.02%		1.61%	-0.44%	1.17%
11

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Putnam VT Global Health Care Fund - Class IB	0.62%		0.25%		0.13%		0.00%		1.00%	0.00%	1.00%
Putnam VT Income Fund - Class IB	0.39%		0.25%		0.17%		0.00%		0.81%	0.00%	0.81%
SEI VP Market Growth Strategy Fund - Class III(69)	0.10%		0.30%		1.37%		0.74%		2.51%	-0.81%	1.70%
SEI VP Market Plus Strategy Fund - Class III(69)	0.10%		0.30%		1.40%		0.81%		2.61%	-0.86%	1.75%
Templeton Foreign VIP Fund - Class 4	0.75%		0.35%		0.03%		0.00%		1.13%	0.00%	1.13%
Templeton Global Bond VIP Fund - Class 4	0.46%		0.35%		0.06%		0.00%		0.87%	0.00%	0.87%
Transparent Value Directional Allocation VI Portfolio - Class II(70)	0.95%		0.25%		1.86%		0.00%		3.06%	-1.45%	1.61%
UIF Global Infrastructure Portfolio - Class II(71)	0.85%		0.25%		0.50%		0.00%		1.60%	-0.48%	1.12%
VanEck VIP Global Hard Assets Fund - Class S Shares(72)	1.00%		0.25%		0.06%		0.00%		1.31%	0.00%	1.31%
Virtus Equity Trend Series - Class A Shares	1.00%		0.25%		0.45%		0.02%		1.72%	0.00%	1.72%
Virtus Multi-Sector Fixed Income Series - Class A Shares(73)	0.50%		0.25%		0.27%		0.00%		1.02%	-0.08%	0.94%
(1)	ALPS Advisors, Inc (“the Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of either Class I or Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs and other investment companies. ALPS Advisors, Inc. (the “Adviser”) and Stadion Money Management, LLC (the “Sub-Adviser”) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.95% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2017. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(3)	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs and other investment companies. ALPS Advisors, Inc. (the “Adviser”) and Stadion Money Management, LLC (the “Sub-Adviser”) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2017. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(4)	As described in the “Management of the Funds” section of the Fund's prospectus, Blackrock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2016. Blackrock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to .07% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(5)	As described in the “Management of the Funds” section of the Fund's prospectus, Blackrock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2017. Blackrock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% of average daily net assets until May 1, 2017. Each of these contractual agreements may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(6)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2016 through May 1, 2017. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(7)	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding, in an aggregate amount, 1.35% of the Series’ average daily net assets from April 29, 2016 through May 1, 2017. These fee waivers and expense reimbursements apply only to expenses paid directly by the Series. The waivers and reimbursements may only be terminated by agreement of the Manager and the Series. Service Class shares are subject to a 12b-1 fee of 0.30% of
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average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2016 through May 1, 2017. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(8)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2016 through May 1, 2017. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(9)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2016 through May 1, 2017 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(10)	Through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.59% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.12%). The agreement may be terminated with the consent of the fund's Board.
(11)	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Investment Advisor, The Fund's Investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05%, respectively, of the Fund's average daily assets per year at least until October 31, 2017 (the “Expense Caps”). Because acquired fund fees and expenses are estimated for the current fiscal year, the Advisor will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Caps; however, individual shareholders may experience total net annual fund expenses higher or lower than the Expense Caps depending upon when shares are redeemed and the accuracy of the Advisor's estimates regarding acquired fund fees and expenses. Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund up to three years from the date of the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding 1.30% and 1.05%, respectively, of the Fund's average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2017 upon 60 days' written notice.
(12)	The Fund's Investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily assets per year at least until May 1, 2017. Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund up to three years from the date of the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2017 upon 60 days' written notice. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund's investment advisor, the Fund's investment advisor will waive management fees in the amount of 0.37% of the Fund's average daily net assets until May 1, 2017. The agreement may be terminated by the Trust's Board of Trustees on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2017 upon 60 days' written notice.
(13)	The Fund's Investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily assets per year at least until May 1, 2017. Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund up to three years from the date of the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2017 upon 60 days' written notice.
(14)	The fund's administrator has contractually agreed to waive or assume certain expenses of the fund so that common expenses (excluding Rule 12b-1 fees, acquired fund fees, and certain non-routine expenses) do not exceed .10% until at least April 30, 2017. The fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or “acquired funds”) in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' annualized expenses. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.
(15)	The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least the next 12‑month period.
(16)	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(17)	The Portfolio's “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year. The Portfolio's “Acquired (Underlying) Fund Fees and Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year. The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses. The Investment Adviser has agreed to (i) waive all management fees payable by the Portfolio and (ii) reduce or limit “Other Expenses” in an amount equal to any management fee it earns as the investment adviser to any of the affiliated money market funds in which the Portfolio invests. These arrangements will remain in effect through at least April 29, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
(18)	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.254% of the Fund’s average daily net assets and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. Each arrangement will remain in effect through at least April 29, 2017, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
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(19)	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.
(20)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 1.04% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2017 and June 30, 2017, respectively. The fee waiver agreements cannot be terminated during their terms.
(21)	Invesco has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 1.03% of the Fund’s average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2017. The fee waiver agreement cannot be terminated during its term.
(22)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. The fee waiver agreement cannot be terminated during its term.
(23)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. The fee waiver agreement cannot be terminated during its term.
(24)	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.03% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
(25)	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
(26)	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year. The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.15% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
(27)	For the period May 1, 2016 through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and to reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.
(28)	For the period from May 1, 2016 through April 30, 2017, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses to an annual rate of 0.80%. This agreement may be terminated only by the approval of the Fund's Board of Directors.
(29)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(30)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(31)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.09% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.70% of the Fund’s average daily net assets for the Standard Class (and 0.95% for the Service Class). Both agreements will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund
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Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(32)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.00% on the first $250 million of the Fund's average daily net assets; 0.05% on the next $250 million of the Fund's average daily net assets; 0.10% on the next $250 million of the Fund's average daily net assets; and 0.15% in excess of $750 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(33)	Other expenses have been restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.11% on the first $750 million of the Fund’s average daily net assets; and 0.15% of the Fund’s average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(34)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses have been restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.02% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(35)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(36)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.42% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.36% of the Fund’s average daily net assets for the Standard Class (and 0.61% for the Service Class). Both agreements will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(37)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% on the first $2 billion of the Fund’s average daily net assets; and 0.05% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(38)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.17% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.68% of the Fund’s average daily net assets for the Standard Class (and 0.93% for Service Class). Both agreements will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(39)	AFFE is based on estimated amounts for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.04% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other Expenses were restated to reflect the current fee structure of the fund. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(40)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.29% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(41)	AFFE is based on estimated amounts for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other Expenses were restated to reflect the current fee structure of the fund.
(42)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(43)	Other Expenses were restated to reflect the current fee structure of the fund.
(44)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.28% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.57% of the Fund’s average daily net assets for the Standard Class (and 0.82% for the Service Class). Both agreements will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(45)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(46)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(47)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(48)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.75% of the Fund’s average daily net assets for the Standard Class (and 1.00% for the Service Class). The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(49)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average
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daily net assets in excess of $250 million. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(50)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.11% on the first $400 million of the Fund’s average daily net assets; and 0.10% of the Fund’s average daily net assets in excess of $400 million. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(51)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Standard Class (and 0.70% for the Service Class). The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other Expenses were restated to reflect the current fee structure of the fund. The Expense Reimbursement was restated to reflect the current expense reimbursement of the Fund.
(52)	The Fee Waiver was restated to reflect the current fee waiver of the Fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% on the next $1.5 billion of the Fund's average daily net assets and 0.152% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(53)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(54)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the first $50 million of the Fund's average daily net assets and 0.01% on next $450 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(55)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.065% of the first $50 million of the Fund's average daily net assets and 0.025% on next $50 million of the Fund’s average daily net assets and 0.005% on next $400 million of the Fund’s average daily net assets The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(56)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(57)	The Fee Waiver was restated to reflect the current fee waiver of the Fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.052% on the first $1 billion of the Fund’s average daily net assets; and 0.10% of the Fund’s average daily net assets in excess of $1 billion. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(58)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the first $50 million of the Fund's average daily net assets and 0.015% on next $450 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(59)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(60)	The Fee Waiver was restated to reflect the current fee waiver of the Fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.065% of the first $50 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(61)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(62)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the first $25 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(63)	MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.90% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2017.
(64)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expense, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.25% for Service Shares as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the board.
(65)	After discussions with the Fund's Board, the Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expense, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.05% for Service Shares as calculated on the daily net assets of the Fund. The Manager has also contractually agreed to waive fees and/or
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reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments managed by the Manager or its affiliates. Each of these fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the board.
(66)	PIMCO has contractually agreed, through May 1, 2017, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses.
(67)	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.
(68)	Reflects Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2017. This obligation may be modified or discontinued only with the approval of the Board of Trustees.
(69)	AFFE has been restated to reflect estimated AFFE for the upcoming fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Effective April 30, 2016, the Fund’s administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, AFFE and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.85%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2017, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.
(70)	Guggenheim Partners Investment Management, LLC (“Guggenheim” or the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Annual Portfolio Operating Expenses (excluding interest expense, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.35%, 1.60%, and 1.10% of the Portfolio’s average daily net assets of the Class I, Class II, and Class III Shares, respectively, until April 30, 2017 (the “Agreement”). To the extent Excluded Expenses are incurred (e.g., the estimated interest expense of 0.03%), Net Annual Portfolio Operating Expenses may be higher than the contractual caps. This Agreement may be terminated by the Board of Trustees (the “Board”) of Transparent Value Trust (the “Trust”), for any reason at any time. If, at any point, Total Annual Portfolio Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Portfolio in an amount equal to the difference between the Portfolio’s Total Annual Portfolio Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place.
(71)	The Portfolio's “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.12%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(72)	The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund's average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(73)	The Trust has entered into an expense limitations agreement (contractual) with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.94% of the Series' Class A Shares average net assets. This expense limitation agreement is in place through April 30, 2017. After April 30, 2017, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that i4LIFE® Advantage with the Earnings Optimizer Death Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,406	$3,868	$5,925	$9,676
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,406	$3,868	$5,925	$9,676
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For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts – Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state-specific provisions as not all state variations are discussed in this prospectus. Please check with your registered representative regarding their availability.
Who can purchase this contract? This contract is issued as part of a Fee-Based Financial Plan. A Fee-Based Financial Plan generally refers to a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Sample Portfolios? Sample portfolios are designed to assist you in deciding how to allocate your initial Purchase Payment among the various Subaccounts. Each sample portfolio consists of several Subaccounts that invest in underlying funds, each of which represents a specified percentage of your Purchase Payment. See The Contracts – Sample Portfolios.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
What Purchase Payments do I make, and how often? Your Purchase Payments are completely flexible, subject to minimum and maximum Purchase Payment amounts. For more information, see The Contracts – Purchase Payments.
Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $5 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
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If you elect the Earnings Optimizer Death Benefit and the oldest Contractowner or Annuitant is age 70 or older at the time a Purchase Payment is made, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts with the Earnings Optimizer Death Benefit for the same Contractowner and/or Annuitant. Cumulative additional Purchase Payments after the first rider date anniversary and after the 70th birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year.
What is the Large Account Credit? The Large Account Credit is a credit you will receive on a quarterly basis when your Contract Value reaches a threshold of $1 million. The amount of the Large Account Credit is calculated as a percentage of the value of the Subaccounts on the quarterly Valuation Date. Large Account Credits are not considered Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. The charge is imposed only during the i4LIFE® Advantage payout phase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals and Federal Tax Matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value.
Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.
The annual performance of the Subaccounts is based on past performance and does not indicate or represent future performance.
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The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the
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Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2015 financial statements of the VAA and the December 31, 2015 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their interests within the funds; processing dividend payments; providing subaccounting services; and forwarding shareholder communications, such as proxies, shareholder reports, tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.40% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer
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meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds (sometimes called “alternative funds”) expect to invest in (or may invest in some) positions that emphasize alternative investment strategies and/or non-traditional asset classes and, as a result, are subject to the risk factors of those asset classes and/or investment strategies. Some of those risks may include, but are not limited to, general economic risk, geopolitical risk, commodity-price volatility, counterparty and settlement risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, high yield bond exposure, index investing risk, exchange traded notes risk, industry concentration risk, leveraging risk, real estate investment risk, master limited partnership risk, master limited partnership tax risk, energy infrastructure companies risk, sector risk, short sales risk, direct investments risk, hard assets sectors risk, active trading and “overlay” risks, event driven investing risk, global macro strategies risk, temporary defensive positions and large cash positions. If you are considering investing in alternative investment funds, you should ensure that you understand the complex investment strategies sometimes employed, and be prepared to tolerate the risk of such asset classes. For a complete list of risks, as well as a discussion of risk and investment strategies, please refer to the funds' prospectuses.
Certain of the underlying funds, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares): To seek total return with a low to moderate correlation to traditional financial market indices.
•	Invesco V.I. Comstock Fund (Series II Shares): To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
•	Invesco V.I. Diversified Dividend Fund (Series II Shares): To seek to provide reasonable current income and long-term growth of income and capital.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares)[1]: To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. Equity and Income Fund (Series II Shares): Both capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
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ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Alerian Energy Infrastructure Portfolio (Class III): Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index; a master-feeder fund.
•	ALPS/Red Rocks Listed Private Equity Portfolio (Class III): Maximize total return.
•	ALPS/Stadion Tactical Defensive Portfolio (Class III): Capital appreciation; a fund of funds.
•	ALPS/Stadion Tactical Growth Portfolio (Class III): Long-term capital appreciation; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class I): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
This fund will be available on or about June 13, 2016. Consult your registered representative.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	Asset Allocation Fund (Class 4): High total return (including income and capital gains) consistent with preservation of capital over the long term.
•	Blue Chip Income and Growth Fund (Class 4): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
•	Capital Income Builder® (Class 4): Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
•	Global Growth Fund (Class 4): Long-term growth of capital.
•	Global Small Capitalization Fund (Class 4): Long-term growth of capital.
•	Growth Fund (Class 4): Capital growth.
•	Growth-Income Fund (Class 4): Long-term growth of capital and income.
•	International Fund (Class 4): Long-term growth of capital.
•	Mortgage FundSM (Class 4): To provide current income and preservation of capital.
•	New World Fund® (Class 4): Long-term capital appreciation.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
•	BlackRock iShares® Alternative Strategies V.I. Fund (Class III): Long term growth of capital and risk adjusted returns; a fund of funds.
Delaware VIP® Trust, advised by Delaware Management Company2
•	Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Service Class): Long-term capital appreciation.
•	REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Service Class): Capital appreciation.
•	Smid Cap Growth Series (Service Class): Long-term capital appreciation.
•	U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Value Series (Service Class): Long-term capital appreciation.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Eaton Vance Variable Trust, advised by Eaton Vance Management.
•	Eaton Vance VT Floating-Rate Income Fund (Initial Class): To provide a high level of current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
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•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
•	Fidelity® VIP Strategic Income Portfolio (Service Class 2): High level of current income.
First Trust Variable Insurance Trust, advised by First Trust Advisors L.P.
•	First Trust Dorsey Wright Tactical Core Portfolio (Class I): To provide total return.
•	First Trust Multi Income Allocation Portfolio (Class I): Seeks to provide a high level of current income, with a secondary objective of capital appreciation.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I)[3]: Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Founding Funds Allocation VIP Fund (Class 4): Capital appreciation, with income as a secondary goal.
•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration.
•	Franklin Rising Dividends VIP Fund (Class 4): Long-term capital appreciation; preservation of capital is also an important consideration.
•	Franklin Small Cap Value VIP Fund (Class 4): Long-term total return.
•	Franklin Small-Mid Cap Growth VIP Fund (Class 4): Long-term capital growth.
•	Templeton Foreign VIP Fund (Class 4): Long-term capital growth.
•	Templeton Global Bond VIP Fund (Class 4): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.
•	Goldman Sachs VIT Government Money Market Fund (Service Shares): Seeks maximum current income through investment in U.S. short-term debt obligations. (formerly Goldman Sachs VIT Money Market Fund)
•	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares): Long-term growth of capital; a fund of funds. This fund is not available in contracts issued on or after July 20, 2015.
•	Goldman Sachs VIT Strategic Income Fund (Advisor Shares): To seek total return comprised of income and capital appreciation.
Hartford Series Fund, Inc., advised by Hartford Funds Management Company, LLC.
•	Hartford Capital Appreciation HLS Fund (Class IC): Growth of capital.
Ivy Funds Variable Insurance Portfolios, advised by Waddell & Reed Investment Management Company.
•	Ivy Funds VIP Asset Strategy Portfolio: Total return.
•	Ivy Funds VIP Energy Portfolio: Capital growth and appreciation.
•	Ivy Funds VIP High Income Portfolio: To seek to provide total return through a combination of high current income and capital appreciation.
•	Ivy Funds VIP Micro Cap Growth Portfolio: Growth of capital.
•	Ivy Funds VIP Mid Cap Growth Portfolio: Growth of capital.
•	Ivy Funds VIP Science and Technology Portfolio: Growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return.
•	JPMorgan Insurance Trust Income Builder Portfolio (Class 2): Maximize income while maintaining prospects for capital appreciation.
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (Class 2): To seek long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
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Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC
•	ClearBridge Variable Aggressive Growth Portfolio (Class II): Capital appreciation.
•	ClearBridge Variable Mid Cap Core Portfolio (Class II): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Balanced Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP American Preservation Fund (Service Class): Current income, consistent with the preservation of capital; a fund of funds.
•	LVIP AQR Enhanced Global Strategies Fund (Service Class): Long-term growth of capital.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.[5]
(formerly LVIP BlackRock Equity Dividend Managed Volatility Fund)
•	LVIP BlackRock Emerging Markets Managed Volatility Fund (Service Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.[5]
This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock Multi-Asset Income Fund (Service Class): To maximize current income; capital appreciation is a secondary objective; a fund of funds.
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP Delaware Bond Fund (Service Class)[2]: Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)[2]: Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)[2]: To maximize long-term capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.[5]
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.[5]
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.[5]
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.[4]
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.[4]
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.[5]
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
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•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.[5]
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.[5]
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.[1]
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
Lord Abbett Series Fund, Inc., advised by Lord, Abbett & Co. LLC
•	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC): To seek high current income and the opportunity for capital appreciation to produce a high total return.
•	Lord Abbett Series Fund Developing Growth Portfolio (Class VC): Long-term growth of capital.
•	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC): To seek high level of income consistent with preservation of capital.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	Growth Series (Service Class): Capital appreciation.
•	International Value Series (Service Class): Capital appreciation.
•	Total Return Series (Service Class): Total return. This fund will be available on or about June 13, 2016. Consult your registered representative.
•	Utilities Series (Service Class): Total return.
Oppenheimer Variable Account Funds, advised by Oppenheimer Funds, Inc.
•	Oppenheimer International Growth Fund/VA (Service Shares): Capital appreciation.
•	Oppenheimer Main Street Small Cap Fund®/VA (Service Shares): Capital appreciation.
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PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT All Asset All Authority Portfolio (Advisor Class): To seek maximum real return, consistent with preservation of real capital and prudent investment management; a fund of funds.
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return.
•	PIMCO VIT Emerging Markets Bond Portfolio (Advisor Class): To seek maximum total return, consistent with preservation of capital and prudent investment management.
•	PIMCO VIT Unconstrained Bond Portfolio (Advisor Class): To seek maximum long-term return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Absolute Return 500 Fund (Class IB): To seek to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years) regardless of market conditions.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation.
•	Putnam VT Income Fund (Class IB): High current income with preservation of capital as its secondary objective.
Rydex Variable Trust, advised by Security Investors, LLC.
•	Guggenheim VT Long Short Equity: Long-term capital appreciation.
•	Guggenheim VT Multi-Hedge Strategies: To seek long-term capital appreciation with less risk than traditional equity funds.
SEI Insurance Products Trust, advised by SEI Investments Management Corporation.
•	SEI VP Market Growth Strategy Fund (Class III): To seek capital appreciation; a fund of funds.
•	SEI VP Market Plus Strategy Fund (Class III): Long-term capital appreciation; a fund of funds.
Transparent Value Trust, advised by Guggenheim Partners Investment Management, LLC.
•	Transparent Value Directional Allocation VI Portfolio (Class II): To provide investment results that, before fees and expenses, correspond generally to the performance for the Transparent Value Directional Index(SM).
On or about June 6, 2016, the Transparent Value Directional Allocation VI Portfolio will close and assets will be moved to the Goldman Sachs VIT Government Money Market Fund.
The Universal Institutional Funds, Inc., advised by Morgan Stanley Investment Management, Inc.
•	UIF Global Infrastructure Portfolio (Class II): To seek both capital appreciation and current income.
VanEck VIP Trust, advised by Van Eck Associates Corporation.
•	VanEck VIP Global Hard Assets Fund (Class S Shares): Long-term capital appreciation by investing primarily in hard asset securities; a fund of funds.
Virtus Variable Insurance Trust, advised by Virtus Investment Advisers, Inc.
•	Virtus Multi-Sector Fixed Income Series (Class A Shares): Long-term total return.
•	Virtus Equity Trend Series (Class A Shares): Long-term capital appreciation; a fund of funds.
1	The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
2	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
3	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
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4	The fund’s risk management style is not a guarantee, and the fund’s shareholders may experience losses. The fund employs hedging strategies designed to provide for downside protection during sharp downward movements in equity markets. The use of these hedging strategies could limit the upside participation of the fund in rising equity markets relative to other un-hedged funds and the effectiveness of such strategies may be impacted during periods of rapid or extreme market events.
5	The fund’s managed volatility strategy is not a guarantee, and the fund’s shareholders may experience losses. The fund employs hedging strategies designed to reduce overall portfolio volatility. The use of these hedging strategies could limit the upside participation of the fund in rising equity markets relative to un-hedged funds and the effectiveness of such strategies may be impacted during periods of rapid or extreme market events.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
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Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change);
•	the risk that Death Benefits paid will exceed the actual Contract Value.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply a charge to the average daily net asset value of the Subaccounts which is equal to an annual rate of:
Account Value Death Benefit
Mortality and expense risk charge	0.20%
Administrative charge	0.10%
Total annual charge for each Subaccount	0.30%
Rider Charges
Earnings Optimizer Death Benefit Charge. The current charge rate for the Earnings Optimizer Death Benefit is based on the oldest Contractowner’s or Annuitant’s age at the time the rider is elected, according to the following table:
Age at Issue	Current Annual Rate
1 – 69	0.40%
70 – 75	0.70%
The guaranteed maximum for Earnings Optimizer Death Benefit charge is based on the oldest Contractowner’s or Annuitant’s age at the time the rider is elected, according to the following table:
Age at Issue	Guaranteed Maximum Annual Rate
1 – 69	1.40%
70 – 75	1.70%
We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The quarterly charge equals the quarterly charge rate multiplied by the greater of the Contract Value on the Valuation Date the charge is deducted, or the sum of all Purchase Payments as adjusted for
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withdrawals (such result will never be less than zero). Withdrawals reduce the sum of all Purchase Payments in the same proportion that withdrawals reduce the Contract Value. Regular Income Payments under i4LIFE® Advantage do not reduce the sum of all Purchase Payments for determining the charge. The deduction of the charge will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the charge is assessed.
The charge rate may not change prior to the 20th rider date anniversary; thereafter, the charge may change every year. Any increase or decrease will be effective on the rider anniversary date, subject to the Guaranteed Maximum Annual Rate above. We will notify you in writing of such an increase or decrease. A portion of the charge, based on the number of days the death benefit was in effect that quarter, will be deducted upon surrender of the contract or the election of any Annuity Payout option (except i4LIFE® Advantage). The charge will not be deducted upon death.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals.
The annual i4LIFE® Advantage charge rate is 0.70% for the i4LIFE® Advantage Account Value Death Benefit. During the Lifetime Income Period, the charge rate is 0.70%. This charge rate consists of a mortality and expense risk and administrative charge. This charge rate replaces the Separate Account Annual Expenses for the base contract. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15% during the Lifetime Income Period. If i4LIFE® Advantage is elected at issue of the contract, i4LIFE® Advantage and the charge will begin on the contract’s effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
For purchasers of the Earnings Optimizer Death Benefit who have elected i4LIFE® Advantage, the charge for the Earnings Optimizer Death Benefit will be in addition to the charge for the i4LIFE® Advantage.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The mortality and expense risk and administrative charge of 0.30% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges. If your Contract Value had reached the $1 million threshold immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees,
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•	the issue of a new Lincoln Investor Advantage® contract with the proceeds from the surrender of an existing Lincoln variable annuity contract, if available in your state, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 (or for nonqualifed contracts only, under age 91, if i4LIFE® Advantage is elected, subject to additional terms and limitations and Home Office approval). If the Earnings Optimizer Death Benefit is elected, the oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 76. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum for Selling Group Individuals is $1,500. The minimum initial Purchase Payment for nonqualified contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations and Home Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted
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electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $5 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect the Earnings Optimizer Death Benefit and the oldest Contractowner or Annuitant is age 70 or older at the time a Purchase Payment is made, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts with the Earnings Optimizer Death Benefit for the same Contractowner and/or Annuitant. Cumulative additional Purchase Payments after the first rider date anniversary and after the 70th birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year.
These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments over a long period of time.
Large Account Credit
Contractowners will receive a Large Account Credit when your Contract Value reaches a threshold of $1 million. During the first Contract Year, the Large Account Credit will apply if either the cumulative Purchase Payments (decreased by withdrawals taken since the contract effective date or Regular Income Payments under i4LIFE® Advantage) or the Contract Value (or Account Value under i4LIFE® Advantage) is equal to or greater than $1 million on the quarterly Valuation Date. The amount of the Large Account Credit during the first Contract Year will be calculated by multiplying the greater of: 1) the amount of cumulative Purchase Payments (less any withdrawals since the contract effective date or Regular Income Payments under i4LIFE® Advantage); or 2) the value of the Subaccounts at the time of the credit, by 0.15% (0.0375% quarterly).
After the first Contract Year anniversary, the Large Account Credit will apply if the Contract Value (or Account Value under i4LIFE® Advantage) equals or exceeds $1 million on the quarterly Valuation Date. The amount of the Large Account Credit will be calculated by multiplying the value of the Subaccounts at the time of the credit by 0.15% (0.0375% quarterly).
The Large Account Credit will be allocated to the Subaccounts in proportion to the Contract Value in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this Large Account Credit, and in no case will the Large Account Credit be less than zero. The amount of any Large Account Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. Large Account Credits are not considered Purchase Payments.
The Large Account Credit will end on the Annuity Commencement Date or when the Lifetime Income Period begins under i4LIFE® Advantage.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20.
If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time) we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order at or after market close we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer at or after market
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close then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or portfolio rebalancing programs elected on forms available from us. (See Additional Services and the SAI for more information on these programs.) These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m. New York time). If we receive a transfer request in Good Order after market close we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
After the first thirty days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
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You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
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Once a Contractowner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on your Death Benefits and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.
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Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for nonqualified contracts only, under age 91, if i4LIFE® Advantage is elected, subject to additional terms and limitations and Home Office approval) as of the effective date of the change. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS) and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and
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the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to be DCA’d will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is available for amounts allocated to the fixed account.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable account Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. The fixed account is not available for portfolio rebalancing.
Only one of the two additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Sample Portfolios
You may allocate your initial Purchase Payment among a group of Subaccounts that invest in underlying funds within a sample portfolio. Each sample portfolio consists of several Subaccounts investing in underlying funds, each of which represents a specified percentage of your Purchase Payment. If you choose to select a sample portfolio, you must allocate 100% of your initial Purchase Payment to that portfolio, and we will invest your initial Purchase Payment among the Subaccounts within the portfolio according to the percentage allocations. These allocations will remain in place unless you tell us otherwise. Any subsequent Purchase Payments will be invested according to your allocation instructions at the time of the subsequent Purchase Payment. You may de-select the sample portfolio at any time. The sample portfolio is available only at contract issue.
Unless you have elected the Earnings Optimizer Death Benefit, your portfolio will not be automatically rebalanced. In order to maintain the portfolio’s specified Subaccount allocation percentages, you must enroll in and maintain the portfolio rebalancing option under your contract, thereby authorizing us to automatically rebalance your Contract Value.
Your registered representative may discuss the portfolios with you to assist you in deciding how to allocate your initial Purchase Payment amongst the various investment options available under your contract. The portfolios were designed and prepared by Lincoln Investment Advisors Corporation (in consultation with Wilshire Associates) for use by Lincoln Financial Distributors, Inc. (LFD). LFD provides these portfolios to broker-dealers who may provide them to their clients. These portfolios do not constitute investment advice, and you should consult your registered representative to determine whether you should utilize a portfolio or whether it is suitable for you based upon your goals, risk tolerance and time horizon. You bear the risk that, over time, a portfolio may not reflect the risk tolerance or return that was expected.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
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upon death of:	and...	and...	Death Benefit proceeds pass to:
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
All references below to “Contract Value” include Account Value if i4LIFE® Advantage is in effect.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Earnings Optimizer Death Benefit. The amount of the Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by all withdrawals (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value. Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payments on a dollar for dollar basis; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate multiplied by the lesser of:
•	the contract earnings; or
•	the earnings limit.
Note: If there are no contract earnings, the Enhancement Rate will not apply to Death Benefit amounts. However, there will always be at least a Contract Value death benefit.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more that the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The Enhancement Rate is 40% for all Contractowners.
Contract earnings equal:
•	the current Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the sum of all Purchase Payments, decreased by withdrawals as of the date of death (including additional withdrawals under
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i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value (such result will never be less than zero). Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payments on a dollar for dollar basis (such result will never be less than zero).
The earnings limit equals 200% (as of the date of death) of:
•	the sum of all Purchase Payments, decreased by withdrawals (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value (such result will never be less than zero). Regular Income Payments under i4LIFE® Advantage do not reduce the sum of all Purchase Payments.
Availability. The Earnings Optimizer Death Benefit may not be available in all states. Please check with your registered representative regarding availability. The Earnings Optimizer Death Benefit is available for both qualified and nonqualified contracts, and can only be elected at the time the contract is purchased. If elected, the rider will be effective on the contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 76 at the time of election.
Subject to further limitations stated in your contract, cumulative additional Purchase Payments after the first rider date anniversary and after the 70th birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year. While this rider is in effect, we reserve the right to limit future Purchase Payments after the 76th birthday of the oldest Contractowner or Annuitant. Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts with the Earnings Optimizer Death Benefit for the same Contractowner, joint owner, and/or Annuitant. If the Contract Value is zero, then no additional Purchase Payments will be accepted.
If you elect the Earnings Optimizer Death Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. See The Contracts – Investment Requirements.
The Earnings Optimizer Death Benefit may not be terminated unless you surrender the contract. In addition, the rider will terminate:
1.	on the Annuity Commencement Date;
2.	on the date the Lifetime Income Period begins under i4LIFE® Advantage;
3.	upon payment of a Death Benefit under the Earnings Optimizer Death Benefit; or
4.	at any time all Contractowners or Annuitants are changed, except when a surviving spouse elects to continue the contract as the new Contractowner without taking the increase in Contract Value, as described below.
If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Earnings Optimizer Death Benefit rider and charge will terminate, and the spouse will have the Account Value Death Benefit.
Alternatively, if the surviving spouse elected to continue the contract as the new Contractowner without taking the increase in Contract Value described above, the spouse may continue the Earnings Optimizer Death Benefit with no change in the way it is calculated. The rider charge rate that was in effect immediately prior to the death will continue to apply.
General Death Benefit Information
Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continued the contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
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2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you elect the Earnings Optimizer Death Benefit, you will be subject to Investment Requirements. These Investment Requirements will apply for the entire time your contract is in force. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected this Death Benefit.
We have divided the Subaccounts of your contract into groups and have specified the maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Some investment options are not available to you if you purchase this rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
You can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the LVIP PIMCO Low Duration Bond Fund as the default investment option, or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
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We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe these modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.
At this time, the Subaccount groups are as follows:
Group 1 – Unlimited Subaccounts You may allocate 100% of your Contract Value among any Subaccounts	Group 2 – Limited Subaccounts Investments cannot exceed 20% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)	Group 3 – Unavailable Subaccounts These funds are not available if you have elected the Earnings Optimizer Death Benefit
All other Subaccounts except those in Group 2 – Limited Subaccounts and Group 3 – Unavailable Subaccounts	ALPS/Red Rocks Listed Private Equity Portfolio
ALPS/Stadion Tactical Defensive Portfolio
American Funds New World Fund
Delaware VIP® Emerging Markets Series
Deutsche Alternative Asset Allocation VIP Portfolio
Eaton Vance VT Floating-Rate Income Fund
First Trust Multi-Income Allocation Portfolio
Guggenheim VT Multi-Hedge Strategies
Invesco V.I. Balanced-Risk Allocation Fund
Ivy Funds VIP Asset Strategy Portfolio
Ivy Funds VIP Energy Portfolio
Ivy Funds VIP Science and Technology Portfolio
LVIP AQR Enhanced Global Strategies Fund
LVIP Clarion Global Real Estate Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Income Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilites Series
PIMCO VIT All Asset All Authority Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
Putnam VT Absolute Return 500 Fund
Putnam VT Global Health Care Fund
Templeton Global Bond VIP Fund
Transparent Value Directional Allocation VI Portfolio
UIF Global Infrastructure Portfolio
Virtus Equity Trend Series	ALPS/Alerian Energy Infrastructure Portfolio
BlackRock iShares® Alternative Strategies V.I. Fund
Delaware VIP® REIT Series
First Trust Dorsey Wright Tactical Core Portfolio
Goldman Sachs VIT Strategic Income Fund
Guggenheim VT Long Short Equity
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Unconstrained Bond Portfolio
VanEck VIP Global Hard Assets Fund
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within
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one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a written request to our Home Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, you will receive a Death Benefit. The Earnings Optimizer Death Benefit is available in conjunction with i4LIFE® Advantage, however, the Earnings Optimizer Death Benefit must be elected at the time the contract is purchased, regardless of when i4LIFE® Advantage is elected. An additional charge for i4LIFE® Advantage will apply. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefit.
Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. The minimum Access Period to elect i4LIFE® Advantage if the Earnings Optimizer Death Benefit is in effect is the greater of 20 years or the difference between your current age and age 90. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the Assumed Investment Return (AIR). These choices will influence the amount of your Regular Income Payments.
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If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the AIR. AIR rates of 3%, 4%, 5%, or 6% may be available. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
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•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefit
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim.
Earnings Optimizer Death Benefit. The Earnings Optimizer Death Benefit is available in conjunction with i4LIFE® Advantage, however, the Earnings Optimizer Death Benefit must be elected at the time the contract is purchased, regardless of when i4LIFE® Advantage is elected. Refer to the description of Earnings Optimizer Death Benefit in the Death Benefit Section of this prospectus. All other provisions of this section will apply to Earnings Optimizer Death Benefit with i4LIFE® Advantage.
General Death Benefit Provisions. Following the Access Period, there is no Death Benefit. The Death Benefit also terminates when the Account Value equals zero, because the Access Period terminates.
On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For non-qualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be recalculated. Withdrawals may have tax consequences. See Federal Tax Matters.
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made.
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Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For nonqualified and IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Annual Expenses for the Account Value Death Benefit will resume. If you have elected Earnings Optimizer Death Benefit, that charge will also resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, all earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
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Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	The Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to
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the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
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Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. No commissions are paid in connection with the sale of this contract. Lincoln Life pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. No commissions are paid in connection with the sale of this contract. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts. LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2015 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
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Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Large Account Credits if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Large Account Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and
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whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Large Account Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
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Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
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•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
52

Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Death Benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
53

Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
54

Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of Large Account Credits, if applicable;
•	any rebalancing event under Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging or AWS; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
55

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56

Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln Investor Advantage® Fee-Based
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln Investor Advantage® Fee-Based.
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
57

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value
2014	N/A	N/A	N/A
2015	10.899	9.847	20
ALPS/Alerian Energy Infrastructure
2014	10.822	10.322	1*
2015	10.322	6.389	4
ALPS/Stadion Tactical Defensive
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
Alps|Red Rocks Listed Private Property Equity
2015	10.123	9.231	2
Alps|Stadion Tactical Growth
2015	10.003	9.491	1*
American Funds Asset Allocation
2014	10.219	10.367	15
2015	10.367	10.454	35
American Funds Blue Chip Income and Growth
2014	10.175	10.972	2
2015	10.972	10.588	6
American Funds Capital Income Builder®
2014	9.716	9.920	1*
2015	9.920	9.713	7
American Funds Global Growth
2014	9.668	10.337	1*
2015	10.337	10.995	19
American Funds Global Small Capitalization
2014	N/A	N/A	N/A
2015	11.750	10.109	14
American Funds Growth
2014	9.924	10.776	76
2015	10.776	11.451	89
American Funds Growth-Income
2014	9.954	10.712	46
2015	10.712	10.810	48
American Funds International
2014	9.299	9.572	1*
2015	9.572	9.090	3
American Funds Mortgage(SM)
2014	N/A	N/A	N/A
2015	10.327	10.324	29
American Funds New World®
2014	9.370	9.126	1*
2015	9.126	8.791	5
BlackRock Global Allocation V.I.
2014	9.743	10.058	1*
2015	10.058	9.928	47
BlackRock iShares Alternative Strategies V.I.
2015	9.970	9.439	2

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ClearBridge Variable Aggressive Growth
2014	10.676	11.204	1*
2015	11.204	10.954	14
ClearBridge Variable Mid Cap Core
2014	10.686	10.631	1*
2015	10.631	10.809	6
Delaware VIP® Diversified Income
2014	10.166	10.122	1*
2015	10.122	9.956	61
Delaware VIP® Emerging Markets
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
Delaware VIP® REIT
2014	10.160	11.173	1*
2015	11.173	11.532	8
Delaware VIP® Small Cap Value
2014	10.331	10.231	1*
2015	10.231	9.542	5
Delaware VIP® Smid Cap Growth
2014	10.136	11.110	1*
2015	11.110	11.886	9
Delaware VIP® U.S. Growth
2014	N/A	N/A	N/A
2015	11.533	11.770	3
Delaware VIP® Value
2014	10.017	10.921	1*
2015	10.921	10.819	37
Deutsche Alternative Asset Allocation VIP
2014	10.116	9.908	1*
2015	9.908	9.232	1*
Eaton Vance VT Floating-Rate Income
2014	N/A	N/A	N/A
2015	10.054	9.831	27
Fidelity® VIP Contrafund®
2014	10.453	10.915	75
2015	10.915	10.927	141
Fidelity® VIP Growth
2014	10.196	10.856	1*
2015	10.856	11.571	26
Fidelity® VIP Mid Cap
2014	9.457	10.517	1*
2015	10.517	10.316	9
Fidelity® VIP Strategic Income
2015	9.621	9.528	5
First Trust Multi-Income Allocation
2014	10.243	10.385	1*
2015	10.385	10.020	1*
First Trust/Dow Jones Dividend and Income Allocation
2014	10.171	10.664	1*
2015	10.664	10.642	2
Franklin Founding Funds Allocation VIP
2014	N/A	N/A	N/A
2015	10.104	9.138	2
Franklin Income VIP
2014	10.211	9.798	3
2015	9.798	9.071	128

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Mutual Shares VIP
2014	N/A	N/A	N/A
2015	10.562	9.669	33
Franklin Rising Dividends VIP
2014	9.691	10.609	1*
2015	10.609	10.181	4
Franklin Small Cap Value VIP
2014	9.837	9.899	1*
2015	9.899	9.128	1*
Franklin Small-Mid Cap Growth VIP
2014	N/A	N/A	N/A
2015	10.817	10.443	27
Goldman Sachs VIT Money Market
2014	9.996	9.981	5
2015	9.981	9.952	29
Goldman Sachs VIT Multi-Strategy Alternatives
2014	10.079	9.805	2
2015	N/A	N/A	N/A
Goldman Sachs VIT Strategic Income
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
Guggenheim VT Long Short Equity
2014	N/A	N/A	N/A
2015	10.807	10.664	1*
Guggenheim VT Multi-Hedge Strategies
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
Hartford Capital Appreciation HLS
2014	N/A	N/A	N/A
2015	11.116	10.512	2
Invesco V.I. Balanced-Risk Allocation
2014	10.312	10.233	1*
2015	10.233	9.754	4
Invesco V.I. Comstock
2014	10.549	10.584	1*
2015	10.584	9.900	29
Invesco V.I. Diversified Dividend
2014	9.685	10.621	1*
2015	10.621	10.782	17
Invesco V.I. Equally-Weighted S&P 500
2014	9.884	10.896	1*
2015	10.896	10.546	4
Invesco V.I. Equity and Income
2014	N/A	N/A	N/A
2015	10.552	10.256	1*
Invesco V.I. International Growth
2014	10.014	9.692	2
2015	9.692	9.411	2
Ivy Funds VIP Asset Strategy
2014	10.128	9.796	3
2015	9.796	8.952	3
Ivy Funds VIP Energy
2014	10.669	8.153	1*
2015	8.153	6.328	2
Ivy Funds VIP High Income
2014	N/A	N/A	N/A
2015	9.883	9.131	14

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Ivy Funds VIP Micro Cap Growth
2014	10.083	10.669	1*
2015	10.669	9.663	2
Ivy Funds VIP Mid Cap Growth
2014	N/A	N/A	N/A
2015	11.155	10.087	3
Ivy Funds VIP Science and Technology
2014	9.595	10.546	1*
2015	10.546	10.212	10
JPMIT Global Allocation
2015	9.759	9.505	1*
JPMIT Income Builder
2015	9.914	9.610	1*
JPMorgan Insurance Trust Intrepid Mid Cap
2014	9.884	11.114	1*
2015	11.114	10.404	2
Lord Abbett Series Fund Bond Debenture
2014	N/A	N/A	N/A
2015	10.263	9.872	29
Lord Abbett Series Fund Developing Growth
2014	10.938	11.034	1*
2015	11.034	10.098	7
Lord Abbett Series Fund Short Duration
2014	10.045	9.983	2
2015	9.983	10.011	4
LVIP American Balanced Allocation
2014	N/A	N/A	N/A
2015	10.321	10.096	12
LVIP American Growth Allocation
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP American Preservation
2014	N/A	N/A	N/A
2015	10.067	9.979	62
LVIP AQR Enhanced Global Strategies
2014	10.234	10.368	1*
2015	10.368	10.512	1*
LVIP Baron Growth Opportunities
2014	10.166	10.746	46
2015	10.746	10.203	61
LVIP BlackRock Emerging Markets Managed Volatility
2014	10.015	9.325	1*
2015	9.325	7.883	1*
LVIP BlackRock Equity Dividend Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP BlackRock Multi-Asset Income
2014	N/A	N/A	N/A
2015	9.778	9.441	1*
LVIP Clarion Global Real Estate
2014	N/A	N/A	N/A
2015	10.810	10.281	34

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Bond
2014	N/A	N/A	N/A
2015	10.418	10.202	30
LVIP Delaware Diversified Floating Rate
2014	N/A	N/A	N/A
2015	9.949	9.813	19
LVIP Delaware Social Awareness
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Dimensional International Core Equity Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Dimensional International Core Equity
2015	10.238	9.048	1*
LVIP Dimensional U.S. Core Equity 1
2015	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Managed Volatility
2014	9.754	10.390	1*
2015	10.390	9.546	1*
LVIP Dimensional U.S. Core Equity 2
2015	10.096	9.445	1*
LVIP Dimensional/Vanguard Total Bond
2014	N/A	N/A	N/A
2015	10.140	10.138	1*
LVIP Franklin Templeton Multi-Asset Opportunities
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk
2014	10.133	10.102	1*
2015	10.102	9.676	1*
LVIP Global Income
2014	N/A	N/A	N/A
2015	9.855	9.715	18
LVIP Global Moderate Allocation Managed Risk
2014	10.140	10.133	36
2015	10.133	9.737	1*
LVIP Goldman Sachs Income Builder
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP JPMorgan High Yield
2014	N/A	N/A	N/A
2015	9.922	9.434	33
LVIP JPMorgan Mid Cap Value Managed Volatility
2014	N/A	N/A	N/A
2015	10.779	9.678	14
LVIP MFS International Growth
2014	N/A	N/A	N/A
2015	10.272	9.401	1*
LVIP MFS Value
2014	10.231	10.749	3
2015	10.749	10.632	20
LVIP Mondrian International Value
2014	N/A	N/A	N/A
2015	9.614	8.683	3

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Multi-Manager Global Equity Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	10.011	9.982	2
2015	9.982	10.093	2
LVIP SSgA Bond Index
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP SSgA Conservative Structured Allocation
2014	N/A	N/A	N/A
2015	10.314	9.956	48
LVIP SSgA Developed International 150
2014	9.382	9.345	33
2015	9.345	8.894	56
LVIP SSgA Emerging Markets 100
2014	N/A	N/A	N/A
2015	10.868	8.085	58
LVIP SSgA Global Tactical Allocation Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP SSgA International Index
2014	N/A	N/A	N/A
2015	8.887	8.969	100
LVIP SSgA Large Cap 100
2014	9.995	11.067	1*
2015	11.067	10.492	1*
LVIP SSgA Moderate Structured Allocation
2014	N/A	N/A	N/A
2015	10.483	9.871	3
LVIP SSgA Moderately Aggressive Structured Allocation
2014	9.809	10.196	16
2015	10.196	9.786	27
LVIP SSgA S&P 500 Index
2014	10.839	10.949	1*
2015	10.949	11.016	146
LVIP SSgA Small-Cap Index
2014	9.898	10.674	31
2015	10.674	10.115	82
LVIP SSgA Small-Mid Cap 200
2014	9.486	10.393	1*
2015	10.393	9.629	76
LVIP T. Rowe Price Growth Stock
2014	11.238	11.089	3
2015	11.089	12.211	56
LVIP T. Rowe Price Structured Mid-Cap Growth
2014	N/A	N/A	N/A
2015	11.973	11.294	21
LVIP Templeton Growth Managed Volatility
2014	N/A	N/A	N/A
2015	9.875	8.712	20
LVIP Vanguard Domestic Equity ETF
2014	N/A	N/A	N/A
2015	11.135	10.752	3
LVIP Vanguard International Equity ETF
2014	N/A	N/A	N/A
2015	10.197	9.009	1*

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Wellington Capital Growth
2014	N/A	N/A	N/A
2015	11.756	11.973	4
LVIP Wellington Mid-Cap Value
2014	10.393	10.280	2
2015	10.280	10.069	2
MFS® VIT Growth
2014	N/A	N/A	N/A
2015	11.784	11.651	7
MFS® VIT International Value
2014	9.812	9.772	1*
2015	9.772	10.359	15
MFS® VIT Utilities
2014	N/A	N/A	N/A
2015	10.361	8.668	2
Oppenheimer International Growth Fund/VA
2014	N/A	N/A	N/A
2015	9.856	9.316	10
Oppenheimer Main Street Small Cap Fund®/VA
2014	N/A	N/A	N/A
2015	11.088	10.399	1*
PIMCO VIT All Asset All Authority
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn® Strategy
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
PIMCO VIT Emerging Markets Bond
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
PIMCO VIT Unconstrained Bond
2014	10.054	10.078	1*
2015	N/A	N/A	N/A
Putnam VT Absolute Return 500
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
Putnam VT Global Health Care
2015	10.400	10.070	13
Putnam VT Income
2015	9.753	9.643	18
SEI VP Market Growth Strategy
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
SEI VP Market Plus Strategy
2014	9.790	10.180	1*
2015	10.180	9.762	2
Templeton Foreign VIP
2014	9.130	8.686	2
2015	8.686	8.084	2
Templeton Global Bond VIP
2014	10.167	9.967	1*
2015	9.967	9.501	48
Transparent Value Directional Allocation VI
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
UIF Global Infrastructure
2014	N/A	N/A	N/A
2015	10.978	9.110	2
Van Eck VIP Global Hard Assets
2014	10.527	7.569	1*
2015	7.569	5.009	29
Virtus Multi-Sector Fixed Income
2014	N/A	N/A	N/A
2015	9.954	9.620	11
Virtus Premium AlphaSector®
2014	10.370	9.891	2
2015	N/A	N/A	N/A
*	The numbers of accumulation units less than 500 were rounded up to one.

Lincoln Investor Advantage® Fee-Based
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln Investor Advantage® Fee-Based prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2016. You may obtain a copy of the Lincoln Investor Advantage® Fee-Based prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2016.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2015 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2015; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $619,961,766, $606,129,776 and $561,689,144 to LFN and Selling Firms in 2013, 2014 and 2015 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
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•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year access period and $8,957.45 with the 30-year access period.
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At the end of the 20-year access period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. At the end of the 30-year access period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the lifetime income period will vary with the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have
B-4

not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in
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AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2015 financial statements of the VAA and the December 31, 2015 consolidated financial statements of Lincoln Life appear on the following pages.
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The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Financial Statements

December 31, 2015 and 2014

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of

The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2015 and 2014, and the related consolidated statements of comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2015.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2015 and 2014, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

March 31, 2016

1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2015	2014
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2015 – $81,196; 2014 – $78,039)	$84,072	$85,421
Variable interest entities’ fixed maturity securities (amortized cost: 2015 – $596; 2014 – $587)	598	598
Equity securities (cost: 2015 – $226; 2014 – $216)	237	231
Trading securities	1,762	1,966
Mortgage loans on real estate	8,513	7,387
Real estate	13	14
Policy loans	2,520	2,645
Derivative investments	1,485	1,763
Other investments	1,588	1,551
Total investments	100,788	101,576
Cash and invested cash	2,400	3,224
Deferred acquisition costs and value of business acquired	9,493	8,155
Premiums and fees receivable	379	480
Accrued investment income	1,034	1,016
Reinsurance recoverables	7,100	6,926
Reinsurance related embedded derivatives	95	-
Funds withheld reinsurance assets	635	655
Goodwill	2,273	2,273
Other assets	4,872	3,940
Separate account assets	123,619	125,265
Total assets	$252,688	$253,510

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$19,893	$19,225
Other contract holder funds	76,483	74,561
Short-term debt	90	2
Long-term debt	2,745	2,662
Reinsurance related embedded derivatives	-	109
Funds withheld reinsurance liabilities	4,478	4,441
Deferred gain on business sold through reinsurance	144	220
Payables for collateral on investments	4,565	4,311
Variable interest entities’ liabilities	4	13
Other liabilities	5,781	5,804
Separate account liabilities	123,619	125,265
Total liabilities	237,802	236,613

Contingencies and Commitments (See Note 14)

Stockholder’s Equity
Common stock – 10,000,000 shares authorized, issued and outstanding	10,677	10,652
Retained earnings	3,118	3,066
Accumulated other comprehensive income (loss)	1,091	3,179
Total stockholder’s equity	14,886	16,897
Total liabilities and stockholder’s equity	$252,688	$253,510

See accompanying Notes to Consolidated Financial Statements

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2015	2014	2013
Revenues
Insurance premiums	$2,825	$2,371	$2,339
Fee income	4,960	4,608	4,008
Net investment income	4,611	4,648	4,561
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(75)	(25)	(75)
Portion of loss recognized in other comprehensive income	25	10	10
Net other-than-temporary impairment losses on securities recognized in earnings	(50)	(15)	(65)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(172)	(509)	122
Total realized gain (loss)	(222)	(524)	57
Amortization of deferred gain on business sold through reinsurance	69	69	69
Other revenues	440	867	426
Total revenues	12,683	12,039	11,460
Expenses
Interest credited	2,472	2,492	2,468
Benefits	4,529	4,354	3,613
Commissions and other expenses	4,109	3,876	3,526
Interest and debt expense	105	103	93
Total expenses	11,215	10,825	9,700
Income (loss) before taxes	1,468	1,214	1,760
Federal income tax expense (benefit)	295	220	431
Net income (loss)	1,173	994	1,329
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(2,090)	1,752	(2,424)
Funded status of employee benefit plans	2	(3)	(6)
Total other comprehensive income (loss), net of tax	(2,088)	1,749	(2,430)
Comprehensive income (loss)	$(915)	$2,743	$(1,101)

See accompanying Notes to Consolidated Financial Statements

3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2015	2014	2013

Common Stock
Balance as of beginning-of-year	$10,652	$10,636	$10,620
Stock compensation/issued for benefit plans	25	16	16
Balance as of end-of-year	10,677	10,652	10,636

Retained Earnings
Balance as of beginning-of-year	3,066	2,778	2,089
Net income (loss)	1,173	994	1,329
Dividends declared	(1,121)	(706)	(640)
Balance as of end-of-year	3,118	3,066	2,778

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	3,179	1,430	3,860
Other comprehensive income (loss), net of tax	(2,088)	1,749	(2,430)
Balance as of end-of-year	1,091	3,179	1,430
Total stockholder’s equity as of end-of-year	$14,886	$16,897	$14,844

See accompanying Notes to Consolidated Financial Statements

4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2015	2014	2013
Cash Flows from Operating Activities
Net income (loss)	$1,173	$994	$1,329
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	(176)	(535)	(539)
Trading securities purchases, sales and maturities, net	143	310	131
Change in premiums and fees receivable	101	(56)	(42)
Change in accrued investment income	(18)	(14)	(16)
Change in future contract benefits and other contract holder funds	868	1,407	(232)
Change in reinsurance related assets and liabilities	(1,060)	(960)	68
Change in federal income tax accruals	170	48	437
Realized (gain) loss	222	524	(57)
Amortization of deferred gain on business sold through reinsurance	(69)	(69)	(69)
Proceeds from reinsurance recapture	-	422	-
Change in cash management agreement investment	351	329	(29)
Other	45	249	(85)
Net cash provided by (used in) operating activities	1,750	2,649	896

Cash Flows from Investing Activities
Purchases of available-for-sale securities	(8,858)	(8,306)	(11,002)
Sales of available-for-sale securities	1,329	1,120	954
Maturities of available-for-sale securities	4,265	4,984	5,952
Purchases of other investments	(13,868)	(5,013)	(2,481)
Sales or maturities of other investments	13,104	4,411	2,494
Increase (decrease) in payables for collateral on investments	254	1,446	(1,256)
Proceeds (outflows) from business ceded, recaptured and novated	-	(3)	(22)
Proceeds from sale of subsidiary/business	75	-	-
Other	(80)	(82)	(95)
Net cash provided by (used in) investing activities	(3,779)	(1,443)	(5,456)

Cash Flows from Financing Activities
Payment of long-term debt, including current maturities	(4)	-	-
Issuance of long-term debt, net of issuance costs	-	-	311
Issuance (decrease) in short-term debt	88	(49)	23
Proceeds from sales leaseback transaction	47	83	-
Deposits of fixed account values, including the fixed portion of variable	10,745	10,363	10,466
Withdrawals of fixed account values, including the fixed portion of variable	(6,062)	(5,775)	(5,230)
Transfers to and from separate accounts, net	(2,474)	(2,509)	(3,001)
Common stock issued for benefit plans and excess tax benefits	(14)	(19)	(17)
Dividends paid to common and preferred stockholders	(1,121)	(706)	(640)
Net cash provided by (used in) financing activities	1,205	1,388	1,912

Net increase (decrease) in cash and invested cash	(824)	2,594	(2,648)
Cash and invested cash as of beginning-of-year	3,224	630	3,278
Cash and invested cash as of end-of-year	$2,400	$3,224	$630

See accompanying Notes to Consolidated Financial Statements

5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

The Lincoln National Life Insurance Company (“LNL” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Parent Company”), is domiciled in the state of Indiana.  We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York (“LLANY”). We also own several non-insurance companies, including Lincoln Financial Distributors and Lincoln Financial Advisors, LNC’s wholesaling and retailing business units, respectively.  LNL’s principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels.  LNL is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 22 for additional information.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities (“VIEs”) in which we are the primary beneficiary.  Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method.  All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes.  A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest.  We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders.  We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE.  If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as

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opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

7

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•

Hybrid and redeemable preferred and equity securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary.  For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an OTTI has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as “debt securities”), we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of

8

securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information

9

about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Trading Securities

Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance (“Modco”) and coinsurance with funds withheld (“CFW”) reinsurance arrangements.  Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements.  Trading securities are carried at fair value and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

Alternative Investments

Alternative investments, which consist primarily of investments in limited partnerships (“LPs”), are included in other investments on our Consolidated Balance Sheets.    We account for our investments in LPs using the equity method to determine the carrying value.  Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships’ general partners.  As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay.  In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year.  Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

Payables for Collateral on Investments

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash or non-cash collateral received.  This liability is included within payables for collateral on investments on our Consolidated Balance Sheets.  Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate.  As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans.  We believe all of the loans in our portfolio share three primary risks:  borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a valuation allowance is established for the excess

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carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan.  Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis.  Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted.  After the grace period expiration that may last up to 10 days, we send a default notice.  The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectable are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses.  All mortgage loans that are impaired have an established allowance for credit losses.  Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Real Estate

Real estate includes both real estate held for the production of income and real estate held-for-sale.  Real estate held for the production of income is carried at cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the estimated useful life of the asset.  We periodically review properties held for the production of income for impairment.  Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.  Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale.  Real estate is not depreciated while it is classified as held-for-sale.  Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of

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change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  The embedded derivative is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”),  variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 30 to 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include investment margins, mortality,

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retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief provided by or to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset.  All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists.  Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits and DAC are reported net of insurance ceded.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors.  We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test.  The results of one test on one reporting unit cannot subsidize the results of another reporting unit.  In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required.  If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required.  In Step 2, the implied fair value of goodwill is determined for the reporting unit.  The reporting unit’s fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test.  If the implied fair value of the reporting unit’s goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issue costs, assets under capital leases, guaranteed living benefit (“GLB”) reserves embedded derivatives, other prepaid expenses and deferred losses on business sold through reinsurance.  Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds, obligations under capital leases and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

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Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  Certain assets on our Consolidated Balance Sheets are related to capital leases.  These assets under capital leases are depreciated in a manner consistent with our current depreciation policy for owned assets.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

We completed reinsurance transactions in 2012 and 2014 whereby we ceded closed blocks of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), a wholly-owned subsidiary of LNC.  We are recognizing the losses related to these transactions over a period of 30 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit (“GDB”), guaranteed withdrawal benefit (“GWB”) and guaranteed income benefit (“GIB”) features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 7, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 49 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield

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assumptions for immediate and deferred paid-up annuities range from 1.50% to 13.50%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2015 and 2014, participating policies comprised approximately 1% of the face amount of business in force, and dividend expenses were $67 million, $64 million and $62 million for the years ended December 31, 2015,  2014 and 2013, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Consolidated Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Borrowed Funds

LNL’s short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.  Long-term borrowings have contractual or expected maturities greater than one year.

Deferred Gain on Business Sold Through Reinsurance

Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. (“Swiss Re”) in December 2001 through a series of indemnity reinsurance transactions.  We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

We completed a reinsurance transaction in 2009 whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company.  We are recognizing the gain related to this transaction over a period of 15 years.

We completed reinsurance transactions in 2012 and 2013 whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  We are recognizing the gains related to these transactions over a period of 30 years.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

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Fee Income

Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group non-medical insurance products consist primarily of term life, disability and dental.

Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for OTTI of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments, proceeds from reinsurance recaptures and communications sales recognized as earned, net of agency and representative commissions.

Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2013 through 2015 ranged from 1% to 10%.

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Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period.  Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Interest and Debt Expense

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.  In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

Income Taxes

We file a U.S. consolidated income tax return with LNC and its eligible subsidiaries.  Ineligible subsidiaries file separate individual corporate tax returns.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance, we consider many factors, including:  the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

Discontinued Operations

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in income (loss) from discontinued operations, net of federal income taxes, if the disposal represents a strategic shift that has, or will have, a major effect on our consolidated financial condition and results of operations.

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2.    New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standard Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements:

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-01, Accounting for Investments in Qualified Affordable Housing Projects

This standard permits an entity to make an accounting policy to use the proportional amortization method of accounting to recognize investments in qualified affordable housing projects, if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). Entities that previously applied the effective yield method to investments in qualified affordable housing prior to the adoption of this standard may continue to apply the effective yield method to those pre-existing investments.

		January 1, 2015	The adoption of this ASU did not have an effect on our consolidated financial condition and results of operations.
ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

This standard changes the requirements for reporting discontinued operations.  The disposal of a component of an entity must be reported as a discontinued operation if the disposal represents a strategic shift that has a major effect on an entity’s operations and financial results. The amendments also require entities to provide new disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation.  Early adoption is permitted, but only for disposals that have not been reported in financial statements previously issued or available for issuance.

		Early adopted as of October 1, 2014	We applied the guidance in this standard to our sale of Lincoln Financial Media (“LFM”) in the fourth quarter of 2014. For more information regarding our sale of LFM see Note 3.
ASU 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

This standard eliminates a distinction in current GAAP related to certain repurchase agreements, and amends current GAAP to require repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings; consistent with the accounting for other repurchase agreements.  The standard also includes new disclosure requirements related to transfers accounted for as sales that are economically similar to repurchase agreements and information about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.  The new disclosures are not required for comparative periods before the effective date.

		January 1, 2015, except for disclosures related to collateral pledged that were adopted for the interim period ended June 30, 2015	The adoption of this ASU did not have an effect on our consolidated financial condition and results of operations.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers & ASU 2015- 14, Revenue from Contracts with Customers; Deferral of the Effective Date

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services.  The amendments define a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation.  Retrospective application is required.  After performing extensive outreach, the FASB decided to delay the effective date of ASU 2014-09 for one year.  Early application is permitted but only for annual reporting periods beginning after December 15, 2016.

January 1, 2018

We will adopt the accounting guidance in this standard for non-insurance related products and services, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.

ASU 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity

This standard clarifies that when considering the nature of the host contract in a hybrid financial instrument issued in the form of a share; an entity must consider all of the stated and implied substantive terms of the hybrid instrument, including the embedded derivative feature that is being considered for separate accounting from the host contract.  Early adoption of this standard is permitted, and application is under a modified retrospective basis to existing hybrid financial instruments that are within the scope of the standard.

		January 1, 2016	This amendment is not expected to have a material effect on our consolidated financial condition and results of operations.
ASU 2015-02, Amendments to the Consolidation Analysis

This standard is intended to improve consolidation accounting guidance related to limited partnerships, limited liability corporations and securitization structures.  The new standard includes changes to existing consolidation models that will eliminate the presumption that a general partner should consolidate a limited partnership, clarify when fees paid to a decision maker should be a factor in the VIEs consolidation evaluation and reduce the VIEs consolidation models from two to one by eliminating the indefinite deferral for certain investment funds.  Early adoption is permitted, including adoption in an interim period.

		January 1, 2016	This amendment is not expected to have a material effect on our consolidated financial condition and results of operations.
ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs

Under current accounting guidance, debt issuance costs are recognized as a deferred charge in the balance sheet.  This amendment requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of that debt.  This standard does not change the recognition and measurement requirements related to debt issuance costs.  Early adoption of this standard is permitted, and retrospective application is required for all periods presented in the financial statements.

January 1, 2016

We will reclassify all of our debt issuance costs in accordance with this ASU.  The amendment is not expected to have a material effect on our consolidated financial condition and results of operations.

ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement

This standard clarifies the accounting requirements for recognizing cloud computing arrangements.  If an entity purchases a software license through a cloud computing arrangement, the software license should be accounted for in a manner consistent with the acquisition of other software licenses.  If a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract.  Early adoption of this standard is permitted, and the amendments can be adopted either prospectively or retrospectively.

		January 1, 2016	We will adopt this ASU prospectively. The amendment is not expected to have a material effect on our consolidated financial condition and results of operations.

19

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2015-07, Disclosures for Certain Investments That Calculate Net Asset Value per Share (or its Equivalent)

This standard removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.  In addition, the standard also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient, and limits those disclosures only to those investments for which the practical expedient has been elected.  Early adoption is permitted, and the disclosures must be provided retrospectively for all periods presented in the financial statements.

		January 1, 2016	We will appropriately amend our financial statement disclosures in accordance with this standard as of the adoption date.
ASU 2015-09, Disclosures about Short-Duration Contracts

This standard enhances the disclosure requirements related to short-duration insurance contracts.  The new disclosure requirements focus on providing users of financial statements with more transparent information about an insurance entity’s (1) initial claims estimates and subsequent adjustments to those estimates, (2) methodologies and judgments in estimating claims, and (3) timing, frequency and severity of claims.  Early application of this standard is permitted, and retrospective application is required for each comparative period presented, except for those requirements that apply only to the current period.

		Annual periods beginning January 1, 2016; interim periods within annual periods beginning January 1, 2017	We are currently evaluating these disclosure changes and will provide the additional disclosures upon adoption.
ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements

Given the absence of authoritative accounting guidance in ASU 2015-03 related to debt issuance costs for line-of-credit arrangements, this standard clarifies that the Securities and Exchange Commission ("SEC") Staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement.

		January 1, 2016	We will include any necessary disclosures in connection with our adoption of ASU 2015-03.
ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities

These amendments require, among other things, the fair value measurement of investments in equity securities and certain other ownership interests that do not result in consolidation and are not accounted for under the equity method of accounting.  The change in fair value of the impacted investments in equity securities must be recognized in net income.  In addition, the amendments include certain enhancements to the presentation and disclosure requirements for financial assets and financial liabilities.  Early adoption of the ASU is generally not permitted, except as defined in the ASU.  The amendments should be adopted in the financial statements through a cumulative-effect adjustment to the beginning balance of retained earnings.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations.
ASU 2016-02, Leases

This standard establishes a new accounting model for leases.  Lessees will recognize most leases on the balance as a right-of-use asset and a related lease liability.  The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and including adjustments for certain lease incentives and initial direct costs.  Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current GAAP.  This ASU will use a modified retrospective adoption approach which includes a number of optional practical expedients that entities may elect upon adoption.

		January 1, 2019	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations.

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3.  Dispositions

LFM

On July 16, 2015, we closed on the sale of LFM to Entercom Communications Corp. (“Entercom Parent”) and Entercom Radio, LLC.  We received $75 million in cash, net of transaction expenses, and $28 million face amount of perpetual cumulative convertible preferred stock of Entercom Parent.

As of December 31, 2014, we adjusted the carrying amount of the assets and liabilities of LFM that were to be sold to fair value less cost to sell and reclassified such amounts as held-for-sale within other assets and other liabilities on our Consolidated Balance Sheets.  Accordingly, we recognized a loss of $28 million, after-tax, during the fourth quarter of 2014 reflected within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss).  During 2015, we recognized an additional loss of $2 million, after-tax, related to finalizing the transaction.

4.  Business Ceded, Recaptured and Novated

Business Ceded

We completed a reinsurance transaction during 2014 whereby we ceded a block of business to LNBAR that resulted in the release of $64 million of statutory capital previously supporting a portion of statutory reserves related to our Worksite UL business.  The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2014:

Assets
Cash and invested cash	$(1)
DAC and VOBA	(12)
Reinsurance recoverables	3
Other assets (deferred loss on business sold through reinsurance)	9
Total assets	$(1)

Liabilities
Other liabilities	(1)
Total liabilities	$(1)

We completed a reinsurance transaction during 2014 whereby we ceded an additional block of business to LNBAR that resulted in the release of $28 million of statutory capital previously supporting a portion of statutory reserves related to our UL/survivorship UL (“SUL”) business.  The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2014:

Assets
Cash and invested cash	$(2)
DAC and VOBA	(8)
Reinsurance recoverables	5
Other assets (deferred loss on business sold through reinsurance)	1
Total assets	$(4)

Liabilities
Other contract holder funds	$(2)
Other liabilities	(2)
Total liabilities	$(4)

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We completed reinsurance transactions during 2013 whereby we ceded blocks of business to LNBAR that resulted in the release of $196 million of statutory capital previously supporting a portion of statutory reserves related to our UL/SUL business.  The following summarizes the effect of these transactions (in millions) on our Consolidated Balance Sheets as of December 31, 2013:

Assets
Cash and invested cash	$(22)
DAC and VOBA	(65)
Reinsurance recoverables	76
Total assets	$(11)

Liabilities
Other contract holder funds	$(7)
Deferred gain on business sold through reinsurance	18
Other liabilities	(22)
Total liabilities	$(11)

Business Recaptured

We completed a reinsurance transaction during 2014 whereby we entered into an agreement to recapture certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer.  As part of this agreement, we received cash consideration of $500 million, of which $78 million represented reimbursement for prepaid reinsurance premiums related to the recaptured treaties.  We recognized a one-time gain of $57 million, after-tax, related to this recapture with the remaining difference between the proceeds and the gain being driven primarily by increases in reserves of $226 million and a reduction of DAC of $123 million.

5.  Variable Interest Entities

Consolidated VIEs

Credit-Linked Notes

We have invested in the Class 1 notes of two credit-linked note (“CLN”) structures, which represent special purpose trusts combining ABS with credit default swaps to produce multi-class structured securities.  The CLN structures also include subordinated Class 2 notes, which are held by third parties, and, together with the Class 1 notes, represent 100% of the outstanding notes of the CLN structures.  The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities.

Because the note holders do not have voting rights or similar rights, we determined the entities issuing the CLNs are VIEs, and as a note holder, our interest represented a variable interest.  We have the power to direct the most significant activity affecting the performance of both CLN structures, as we have the ability to actively manage the reference portfolios underlying the credit default swaps.  In addition, we receive returns from the CLN structures and may absorb losses that could potentially be significant to the CLN structures.  As such, we concluded that we are the primary beneficiary of the VIEs associated with the CLNs.  We reflect the assets and liabilities on our Consolidated Balance Sheets and recognize the results of operations of these VIEs on our Consolidated Statements of Comprehensive Income (Loss).

As a result of consolidating the CLNs, we also consolidate the derivative instruments in the CLN structures.  The credit default swaps create variability in the CLN structures and expose the note holders to the credit risk of the referenced portfolio.  The contingent forward contracts transfer a portion of the loss in the underlying fixed maturity corporate asset-backed credit card loan securities back to the counterparty after credit losses reach our attachment point.

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The following summarizes information regarding the CLN structures (dollars in millions) as of December 31, 2015:

	Amount and Date of Issuance
	$400	$200
	December	April
	2006	2007
Original attachment point (subordination)	5.50%	2.05%
Current attachment point (subordination)	4.21%	1.48%
Maturity	12/20/2016	3/20/2017
Current rating of tranche	BBB+	BB
Current rating of underlying reference obligations	AA - B	AAA - CCC
Number of defaults in underlying reference obligations	3	2
Number of entities	123	99
Number of countries	20	21

There has been no event of default on the CLNs themselves.  Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions.  Similar to other debt instruments, our maximum principal loss is limited to our original investment.

The following summarizes the exposure of the CLN structures’ underlying reference portfolios by industry and rating as of December 31, 2015:

	AAA	AA	A	BBB	BB	B	CCC	Total
Industry
Financial intermediaries	0.0%	2.1%	5.4%	3.0%	0.0%	0.0%	0.0%	10.5%
Telecommunications	0.0%	0.0%	2.4%	7.2%	0.9%	0.5%	0.0%	11.0%
Oil and gas	0.3%	2.1%	1.0%	3.4%	1.2%	0.0%	0.0%	8.0%
Utilities	0.0%	0.0%	1.6%	3.0%	0.0%	0.0%	0.0%	4.6%
Chemicals and plastics	0.0%	0.0%	2.3%	1.2%	0.3%	0.0%	0.0%	3.8%
Drugs	0.3%	1.6%	1.8%	0.0%	0.0%	0.0%	0.0%	3.7%
Retailers (except food
and drug)	0.0%	0.0%	2.1%	0.9%	0.5%	0.0%	0.0%	3.5%
Industrial equipment	0.0%	0.0%	2.1%	0.7%	0.0%	0.0%	0.0%	2.8%
Sovereign	0.0%	1.2%	1.0%	0.7%	0.3%	0.0%	0.0%	3.2%
Conglomerates	0.0%	2.3%	0.9%	0.0%	0.0%	0.0%	0.0%	3.2%
Forest products	0.0%	0.0%	0.5%	1.1%	1.4%	0.0%	0.0%	3.0%
Other	0.0%	4.1%	13.8%	18.2%	5.6%	0.7%	0.3%	42.7%
Total	0.6%	13.4%	34.9%	39.4%	10.2%	1.2%	0.3%	100.0%

Statutory Trust Note

In August 2011, we purchased a $100 million note issued by a statutory trust (“Issuer”) in a private placement offering.  The proceeds were used by the Issuer to purchase U.S. government bonds to be held as collateral assets supporting an excess mortality swap.  We concluded that the Issuer of the note was a VIE and that we were the primary beneficiary.  We consolidated all of the assets and liabilities of the Issuer on our Consolidated Balance Sheets as of August 1, 2011.

On December 16, 2013, the excess mortality swap underlying this VIE was terminated as a result of a cancellation event under the associated swap agreement.  Subsequently, the U.S. government bonds were redeemed on January 6, 2014, and our $100 million note issued by the statutory trust was cancelled.    The combination of these two events, under the direction of LNC and its counterparty, has provided for the dissolution of this VIE effective January 6, 2014.  As such, we no longer have any exposure to loss related to this VIE.

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Asset and liability information (dollars in millions) for the consolidated VIEs included on our Consolidated Balance Sheets was as follows:

	As of December 31, 2015			As of December 31, 2014
	Number			Number
	of	Notional	Carrying	of	Notional	Carrying
	Instruments	Amounts	Value	Instruments	Amounts	Value
Assets
Fixed maturity securities:
Asset-backed credit card loans (1)	N/A	$-	$598	N/A	$-	$598

Liabilities
Non-qualifying hedges:
Credit default swaps	2	$600	$4	2	$600	$13
Contingent forwards	2	-	-	2	-	-
Total liabilities (2)	4	$600	$4	4	$600	$13

(1)	Reported in variable interest entities’ fixed maturity securities on our Consolidated Balance Sheets.
(2)	Reported in variable interest entities’ liabilities on our Consolidated Balance Sheets.

For details related to the fixed maturity AFS securities for these VIEs, see Note 6.

As described more fully in Note 1, we regularly review our investment holdings for OTTI.  Based upon this review, we believe that the AFS fixed maturity securities were not other-than-temporarily impaired as of December 31, 2015.

The gains (losses) for the consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended
	December 31,
	2015	2014
Non-Qualifying Hedges
Credit default swaps	$9	$14
Contingent forwards	-	-
Total non-qualifying hedges (1)	$9	$14

(1)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

Unconsolidated VIEs

Reinsurance Related Notes

Effective October 1, 2015, our special purpose financial insurance company subsidiary, the Lincoln Reinsurance Company of Vermont VI, issued a long-term surplus note for $275 million to a non-affiliated VIE in exchange for two corporate bond AFS securities of like principal and duration.  The activities of the VIE primarily are to acquire, hold and issue notes and loans and to pay and collect interest on the notes and loans.  The outstanding principal balance of the long-term surplus note was $336 million as of December 31, 2015, and is variable in nature; moving concurrently with any variability in the face amount of the corporate bond AFS securities.  We have concluded that we are not the primary beneficiary of the non-affiliated VIE because we do not have power over the activities that most significantly affect its economic performance.  In addition, the terms of the long-term surplus note provide us with a set-off right with the corporate bond AFS securities we purchased from the VIE; therefore, neither appears on our Consolidated Balance Sheets.

Structured Securities

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager.  These structured securities include our RMBS, CMBS, CLOs and CDOs.  We have not provided financial or other support with respect to these VIEs other than our original investment.  We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits.  Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments.  We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets.  For information about these structured securities, see Note 6.

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Qualified Affordable Housing Projects

We invest in certain LPs that operate qualified affordable housing projects that we have concluded are VIEs.  We are not the primary beneficiary of these VIEs as we do not have the power to direct the most significant activities of the LPs.  We receive returns from the LPs in the form of income tax credits and other tax benefits, which are recognized in federal income tax expense (benefit) on our Consolidated Statements of Comprehensive Income (Loss) and were less than $1 million for the years ended December 31, 2015 and 2014.  The carrying amounts of our investments in qualified affordable housing projects are recognized in other investments on our Consolidated Balance Sheets and were $47 million and $60 million as of December 31, 2015 and 2014, respectively.  Our exposure to loss is limited to the capital we invest in the LPs, and we do not have any contingent commitments to provide additional capital funding to these LPs.  There have been no indicators of impairment that would require us to recognize an impairment loss related to these LPs due to forfeiture, ineligibility of tax credits or for any other circumstances as of December 31, 2015.

6.  Investments

AFS Securities

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

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The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2015
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$70,584	$3,787	$1,913	$1	$72,457
ABS	1,022	40	16	(12)	1,058
U.S. government bonds	346	41	2	-	385
Foreign government bonds	459	60	1	-	518
RMBS	3,400	178	35	(11)	3,554
CMBS	347	10	2	(4)	359
CLOs	587	1	3	(3)	588
State and municipal bonds	3,706	672	12	-	4,366
Hybrid and redeemable preferred securities	745	86	44	-	787
VIEs’ fixed maturity securities	596	2	-	-	598
Total fixed maturity securities	81,792	4,877	2,028	(29)	84,670
Equity securities	226	17	6	-	237
Total AFS securities	$82,018	$4,894	$2,034	$(29)	$84,907

	As of December 31, 2014
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$67,000	$6,491	$431	$5	$73,055
ABS	1,037	53	18	(7)	1,079
U.S. government bonds	339	51	-	-	390
Foreign government bonds	468	68	-	-	536
RMBS	3,797	232	13	(17)	4,033
CMBS	532	21	1	6	546
CLOs	374	1	2	(2)	375
State and municipal bonds	3,628	855	4	-	4,479
Hybrid and redeemable preferred securities	864	104	40	-	928
VIEs’ fixed maturity securities	587	11	-	-	598
Total fixed maturity securities	78,626	7,887	509	(15)	86,019
Equity securities	216	16	1	-	231
Total AFS securities	$78,842	$7,903	$510	$(15)	$86,250

(1)	Includes unrealized gains and losses on impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

Certain amounts reported in prior years’ consolidated financial statements have been reclassified to conform to the presentation adopted in the current year.  Specifically, we reclassified amounts related to subsequent changes in the fair value of AFS securities for which non-credit OTTI was previously recognized in OCI.  Historically, these amounts were recognized through unrealized gain (loss) on AFS securities in the Consolidated Statements of Comprehensive Income (Loss).  To better reflect the economic position of our AFS fixed maturity securities, these amounts are now recognized through unrealized OTTI on AFS securities in the Consolidated Statements of Comprehensive Income (Loss).  These reclassifications had no effect on net income (loss) or stockholder’s equity for the prior years.

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The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2015, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$2,623	$2,656
Due after one year through five years	17,750	18,558
Due after five years through ten years	20,100	20,051
Due after ten years	35,367	37,248
Subtotal	75,840	78,513
Structured securities (ABS, MBS, CLOs)	5,952	6,157
Total fixed maturity AFS securities	$81,792	$84,670

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2015
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$19,285	$1,307	$2,349	$613	$21,634	$1,920
ABS	212	4	257	27	469	31
U.S. government bonds	15	2	-	-	15	2
Foreign government bonds	37	1	-	-	37	1
RMBS	593	21	362	21	955	42
CMBS	114	2	11	2	125	4
CLOs	271	2	49	1	320	3
State and municipal bonds	124	8	27	4	151	12
Hybrid and redeemable
preferred securities	37	1	147	43	184	44
Total fixed maturity securities	20,688	1,348	3,202	711	23,890	2,059
Equity securities	47	6	-	-	47	6
Total AFS securities	$20,735	$1,354	$3,202	$711	$23,937	$2,065

Total number of AFS securities in an unrealized loss position						1,923

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	As of December 31, 2014
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$4,636	$202	$4,291	$238	$8,927	$440
ABS	94	1	310	40	404	41
RMBS	417	7	238	13	655	20
CMBS	121	-	19	10	140	10
CLOs	110	1	69	1	179	2
State and municipal bonds	6	-	26	4	32	4
Hybrid and redeemable
preferred securities	29	-	176	40	205	40
Total fixed maturity securities	5,413	211	5,129	346	10,542	557
Equity securities	37	1	-	-	37	1
Total AFS securities	$5,450	$212	$5,129	$346	$10,579	$558

Total number of AFS securities in an unrealized loss position						990

For information regarding our investments in VIEs, see Note 5.

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2015
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$1,536	$678	$2	135
Six months or greater, but less than nine months	76	85	-	19
Nine months or greater, but less than twelve months	39	38	-	2
Twelve months or greater	153	83	15	60
Total	$1,804	$884	$17	216

	As of December 31, 2014
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$48	$19	$-	12
Six months or greater, but less than nine months	8	7	-	3
Twelve months or greater	239	70	59	82
Total	$295	$96	$59	97

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities increased $1.5  billion for the year ended December 31, 2015.  As discussed further below, we believe the unrealized loss position as of December 31, 2015, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2015, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

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As of December 31, 2015,  the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2015, the unrealized losses associated with our MBS and ABS were attributable primarily to collateral losses and credit spreads.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each temporarily impaired security.

As of December 31, 2015, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$360	$378	$402
Increases attributable to:
Credit losses on securities for which an OTTI was not previously recognized	19	4	37
Credit losses on securities for which an OTTI was previously recognized	15	15	40
Decreases attributable to:
Securities sold, paid down or matured	(31)	(37)	(101)
Balance as of end-of-year	$363	$360	$378

During 2015,  2014 and 2013, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

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Details of the amount of credit loss of OTTI recognized in net income (loss) for which a portion related to other factors was recognized in OCI (in millions), were as follows:

	As of December 31, 2015
		Net
		Unrealized		OTTI in
	Amortized	Gain/(Loss)	Fair	Credit
	Cost	Position	Value	Losses
Corporate bonds	$31	$(2)	$29	$28
ABS	186	13	199	101
RMBS	341	10	351	182
CMBS	34	4	38	47
CLOs	11	2	13	5
Total	$603	$27	$630	$363

	As of December 31, 2014
		Net
		Unrealized		OTTI in
	Amortized	Gain/(Loss)	Fair	Credit
	Cost	Position	Value	Losses
Corporate bonds	$38	$(5)	$33	$20
ABS	206	7	213	96
RMBS	417	17	434	180
CMBS	46	(6)	40	59
CLOs	11	2	13	5
Total	$718	$15	$733	$360

Trading Securities

Trading securities at fair value (in millions) consisted of the following:

	As of December 31,
	2015	2014
Fixed maturity securities:
Corporate bonds	$1,328	$1,434
ABS	25	32
U.S. government bonds	221	278
Foreign government bonds	24	24
RMBS	102	132
CMBS	4	4
CLOs	10	9
State and municipal bonds	17	21
Hybrid and redeemable preferred securities	31	32
Total trading securities	$1,762	$1,966

The portion of the market adjustment for gains (losses) that relate to trading securities still held as of December 31, 2015, 2014 and 2013, was $(96) million, $40 million and $(166) million, respectively.

Mortgage Loans on Real Estate

Mortgage loans on real estate principally involve commercial real estate.  The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California and Texas, which accounted for 21%  and 10%, respectively, of mortgage loans on real estate as of December 31, 2015 and 24% and 9%, respectively, of mortgage loans on real estate as of December 31, 2014.

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The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2015	2014
Current	$8,512	$7,386
Valuation allowance associated with impaired mortgage loans on real estate	(2)	(3)
Unamortized premium (discount)	3	4
Total carrying value	$8,513	$7,387

The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:

	As of December 31,
	2015	2014
Number of impaired mortgage loans on real estate	2	3

Principal balance of impaired mortgage loans on real estate	$8	$26
Valuation allowance associated with impaired mortgage loans on real estate	(2)	(3)
Carrying value of impaired mortgage loans on real estate	$6	$23

The changes in the valuation allowance associated with impaired mortgage loans on real estate (in millions) were as follows:

	As of December 31,
	2015	2014	2013
Balance as of beginning-of-year	$3	$3	$6
Additions	-	-	3
Charge-offs, net of recoveries	(1)	-	(6)
Balance as of end-of-year	$2	$3	$3

The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:

	For the Years Ended December 31,
	2015	2014	2013
Average carrying value for impaired mortgage loans on real estate	$17	$24	$30
Interest income recognized on impaired mortgage loans on real estate	1	2	2
Interest income collected on impaired mortgage loans on real estate	1	2	2

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

	As of December 31, 2015			As of December 31, 2014
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$7,591	89.2%	2.07	$6,463	87.5%	1.91
65% to 74%	650	7.6%	1.60	622	8.4%	1.55
75% to 100%	266	3.1%	0.80	271	3.7%	0.73
Greater than 100%	6	0.1%	1.05	31	0.4%	0.77
Total mortgage loans on real estate	$8,513	100.0%		$7,387	100.0%

Alternative Investments

As of December 31, 2015 and 2014, alternative investments included investments in 190 and 156 different partnerships, respectively, and the portfolio represented approximately 1% of our overall invested assets.

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Net Investment Income

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Fixed maturity AFS securities	$3,981	$3,937	$3,876
Equity AFS securities	9	9	6
Trading securities	102	119	130
Mortgage loans on real estate	385	367	377
Real estate	1	3	5
Policy loans	150	153	153
Invested cash	3	1	3
Commercial mortgage loan prepayment and bond make-whole premiums	98	132	107
Alternative investments	88	130	86
Consent fees	5	2	4
Other investments	6	(2)	4
Investment income	4,828	4,851	4,751
Investment expense	(217)	(203)	(190)
Net investment income	$4,611	$4,648	$4,561

Realized Gain (Loss) Related to Certain Investments

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

	For The Years Ended December 31,
	2015	2014	2013
Fixed maturity AFS securities: (1)
Gross gains	$41	$37	$20
Gross losses	(94)	(28)	(89)
Equity AFS securities:
Gross gains	3	5	8
Gross losses	-	-	(2)
Gain (loss) on other investments	(7)	4	6
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(26)	(31)	(27)
Total realized gain (loss) related to certain investments, pre-tax	$(83)	$(13)	$(84)

(1)	These amounts are represented net of related fair value hedging activity. See Note 7 for more information. 32

Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
OTTI Recognized in Net Income (Loss)
Fixed maturity securities:
Corporate bonds	$(42)	$(1)	$(16)
ABS	(6)	(10)	(19)
RMBS	(7)	(7)	(28)
CMBS	(1)	(1)	(14)
Total fixed maturity securities	(56)	(19)	(77)
Equity securities	-	-	(1)
Gross OTTI recognized in net income (loss)	(56)	(19)	(78)
Associated amortization of DAC, VOBA, DSI and DFEL	6	4	13
Net OTTI recognized in net income (loss), pre-tax	$(50)	$(15)	$(65)

Portion of OTTI Recognized in OCI
Gross OTTI recognized in OCI	$29	$11	$11
Change in DAC, VOBA, DSI and DFEL	(4)	(1)	(1)
Net portion of OTTI recognized in OCI, pre-tax	$25	$10	$10

Determination of Credit Losses on Corporate Bonds and ABS

As of December 31, 2015 and 2014, we reviewed our corporate bond and ABS portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Credit ratings express opinions about the credit quality of a security.  Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor’s (“S&P”) Rating Services or Baa3 or higher by Moody’s Investors Service (“Moody’s”), are generally considered by the rating agencies and market participants to be low credit risk.  As of December 31, 2015 and 2014, 96% of the fair value of our corporate bond portfolio was rated investment grade.  As of December 31, 2015 and 2014, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $3.6 billion and $3.2 billion, respectively, and a fair value of $3.2 billion.  As of December 31, 2015 and 2014,  95% and 88%, respectively, of the fair value of our ABS portfolio was rated investment grade.  As of December 31, 2015 and 2014, the portion of our ABS portfolio rated below investment grade had an amortized cost of $104 million and $188 million, respectively, and a fair value of $89 million and $171 million, respectively.  Based upon the analysis discussed above, we believed as of December 31, 2015 and 2014, that we would recover the amortized cost of each investment grade corporate bond and ABS security.

Determination of Credit Losses on MBS

As of December 31, 2015 and 2014, default rates were projected by considering underlying MBS loan performance and collateral type.  Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

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Payables for Collateral on Investments

The carrying value of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:

	As of December 31, 2015		As of December 31, 2014
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$1,294	$1,294	$1,577	$1,577
Securities pledged under securities lending agreements (2)	242	231	204	196
Securities pledged under repurchase agreements (3)	674	706	605	631
Investments pledged for Federal Home Loan Bank of
Indianapolis (“FHLBI”) (4)	2,355	3,391	1,925	3,151
Total payables for collateral on investments	$4,565	$5,622	$4,311	$5,555

(1)    We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 7 for additional information.

(2)    Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively.  We value collateral daily and obtain additional collateral when deemed appropriate.  The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3)    Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary.  The cash received in our repurchase program is typically invested in fixed maturity AFS securities.

(4)    Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets.  The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate.  The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2015	2014	2013
Collateral payable for derivative investments	$(283)	$1,313	$(2,243)
Securities pledged under securities lending agreements	38	20	(13)
Securities pledged under repurchase agreements	69	75	250
Securities pledged for Term Asset-Backed Securities Loan Facility	-	(36)	(1)
Investments pledged for FHLBI	430	74	751
Total increase (decrease) in payables for collateral on investments	$254	$1,446	$(1,256)

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The remaining contractual maturities of repurchase agreements and securities lending transactions accounted for as secured borrowings were as follows:

	As of December 31, 2015
	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
RMBS	$-	$-	$-	$250	$250
Corporate bonds	-	-	275	149	424
Total	-	-	275	399	674
Securities Lending
Corporate bonds	242	-	-	-	242
Total	242	-	-	-	242
Total secured borrowings	$242	$-	$275	$399	$916

Gross amount of recognized liabilities for repurchase agreements and securities lending:					$916
Amounts related to agreements not included in offsetting disclosures:					$-

We receive securities in connection with reverse repurchase and securities borrowing agreements that we are permitted to sell or re-pledge.  As of December 31, 2015, the fair value of all collateral received that we are permitted to sell or re-pledge was $174 million.  We have not sold or re-pledged this collateral.

Investment Commitments

As of December 31, 2015, our investment commitments were $1.3 billion, which included $744 million of LPs, $330 million of private placement securities and $257 million of mortgage loans on real estate.

Concentrations of Financial Instruments

As of December 31, 2015 and 2014, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $1.7 billion and $2.1 billion, respectively, or 2% of our invested assets portfolio, and our investments in securities issued by Fannie Mae with a fair value of $1.2 billion and $1.3 billion, respectively, or 1% of our invested assets portfolio.

As of December 31, 2015 and 2014, our most significant investments in one industry were our investment securities in the utilities industry with a fair value of $12.3 billion and $12.4 billion, respectively, or 12% of our invested assets portfolio, and our investment securities in the consumer non-cyclical industry with a fair value of $11.7 billion and $11.3 billion, respectively, or 12% and 11%, respectively, of our invested assets portfolio.

Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair market value of $66 million and $65 million as of December 31, 2015 and 2014, respectively.

7.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, default risk, basis risk and credit risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 21 for additional disclosures related to the fair value of our derivative instruments and Note 5 for derivative instruments related to our consolidated VIEs.

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Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchases of certain assets.

Interest Rate Cap Corridors

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts.  Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.  For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate.  The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate.  There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

Interest Rate Futures

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Interest Rate Swap Agreements

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges to hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the fair value of certain fixed-rate securities due to interest rate risks.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Currency Futures

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products.  Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges, to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.  A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified rate of exchange.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500 Index®

Our indexed annuity and indexed universal life (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index® (“S&P 500”).  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to

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re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Consumer Price Index Swaps

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products.  Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

Equity Futures

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Put Options

We use put options to hedge the liability exposure on certain options in variable annuity products.  Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

Total Return Swaps

We use total return swaps to hedge the liability exposure on certain options in variable annuity products.  We receive a floating-rate of interest and pay the total return on a portfolio of indexes.

In addition, we use total return swaps to hedge a portion of the liability related to our deferred compensation plans.  We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

Variance Swaps

We use variance swaps to hedge the liability exposure on certain options in variable annuity products.  Variance swaps are contracts entered into at no cost whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception of the contract.

Credit Contracts

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

Credit Default Swaps – Selling Protection

We sell credit default swaps to offer credit protection to contract holders and investors.  The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features.  Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.    We rebalance our hedge positions based upon changes in these factors as needed.  While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.  However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives

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accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).    We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have certain Modco arrangements and CFW reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We are involved in an inter-company reinsurance agreement where we cede the risk under certain UL contracts for no lapse benefit guarantees to LNBAR.  If our contract holders’ account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges.

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We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2015			As of December 31, 2014
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$1,474	$192	$29	$2,091	$369	$198
Foreign currency contracts (1)	910	84	2	642	46	21
Total cash flow hedges	2,384	276	31	2,733	415	219
Fair value hedges:
Interest rate contracts (1)	654	-	198	-	-	-
Non-Qualifying Hedges
Interest rate contracts (1)	71,899	1,087	330	54,401	989	342
Foreign currency contracts (1)	74	-	-	68	-	-
Equity market contracts (1)	27,712	680	269	24,144	886	243
Credit contracts (2)	103	-	9	126	-	3
Embedded derivatives:
GLB reserves (3)	-	952	-	-	174	-
GLB reserves (2)	-	-	952	-	-	174
Reinsurance related (4)	-	95	-	-	-	109
Indexed annuity and IUL contracts (5)	-	-	1,100	-	-	1,170
Total derivative instruments	$102,826	$3,090	$2,889	$81,472	$2,464	$2,260

(1)	Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other liabilities on our Consolidated Balance Sheets.
(3)	Reported in other assets on our Consolidated Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)	Reported in future contract benefits on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2015
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$10,407	$32,455	$18,554	$12,611	$-	$74,027
Foreign currency contracts (2)	103	139	334	408	-	984
Equity market contracts	18,048	6,626	2,753	18	267	27,712
Credit contracts	45	58	-	-	-	103
Total derivative instruments
with notional amounts	$28,603	$39,278	$21,641	$13,037	$267	$102,826

(1)	As of December 31, 2015, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 2042.
(2)	As of December 31, 2015, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was December 2045.

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The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2015	2014	2013
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$127	$5	$101
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cash flow hedges:
Interest rate contracts	(202)	78	(126)
Foreign currency contracts	17	36	(24)
Change in foreign currency exchange rate adjustment	48	50	(19)
Change in DAC, VOBA, DSI and DFEL	3	2	5
Income tax benefit (expense)	46	(58)	57
Less:
Reclassification adjustment for gains (losses) included in net income (loss):
Cash flow hedges:
Interest rate contracts (1)	(190)	(22)	(21)
Foreign currency contracts (1)	6	-	3
Associated amortization of DAC, VOBA, DSI and DFEL	2	1	1
Income tax benefit (expense)	64	7	6
Balance as of end-of-year	$157	$127	$5

(1)	The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).

The gains (losses) on derivative instruments (in millions) recorded within net income (loss) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$8	$(22)	$(21)
Foreign currency contracts (1)	6	-	3
Total cash flow hedges	14	(22)	(18)
Fair value hedges:
Interest rate contracts (1)	(30)	-	-
Interest rate contracts (2)	(198)	-	-
Total fair value hedges	(228)	-	-
Non-Qualifying Hedges
Interest rate contracts (2)	304	1,304	(998)
Foreign currency contracts (2)	(11)	(8)	(4)
Equity market contracts (2)	(118)	(215)	(1,306)
Equity market contracts (3)	1	11	37
Credit contracts (2)	(6)	(1)	9
Embedded derivatives:
Other assets – GLB reserves (2)	778	1,391	(2,153)
Other liabilities – GLB reserves (2)	(778)	(1,391)	2,153
Reinsurance related (2)	221	(242)	352
Indexed annuity and IUL contracts (2)	(57)	(210)	(356)
Total derivative instruments	$120	$617	$(2,284)

(1)	Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3)	Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

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Gains (losses) recognized as a component of OCI (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Offset to net investment income	$14	(22)	(18)

As of December 31, 2015, $17 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.  This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2015 and 2014, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

Information related to our open credit default swap liabilities for which we are the seller (dollars in millions) was as follows:

As of December 31, 2015
			Credit
	Reason	Nature	Rating of	Number		Maximum
	for	of	Underlying	of	Fair	Potential
Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
12/20/2016 (3)	(4)	(5)	BBB-	2	$(2)	$45
3/20/2017 (3)	(4)	(5)	BBB-	3	(7)	58
				5	$(9)	$103

As of December 31, 2014
			Credit
	Reason	Nature	Rating of	Number		Maximum
	for	of	Underlying	of	Fair	Potential
Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
12/20/2016 (3)	(4)	(5)	BBB-	3	$(2)	$68
3/20/2017 (3)	(4)	(5)	BBB-	3	(1)	58
				6	$(3)	$126

(1)	Represents average credit ratings based on the midpoint of the applicable ratings among Moody’s, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2)	Broker quotes are used to determine the market value of our credit default swaps.
(3)	These credit default swaps were sold to a counterparty of the consolidated VIEs discussed in Note 5.
(4)	Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.
(5)	Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.

Details underlying the associated collateral of our credit default swaps for which we are the seller if credit risk-related contingent features were triggered (in millions) were as follows:

	As of December 31,
	2015	2014
Maximum potential payout	$103	$126
Less: Counterparty thresholds	-	-
Maximum collateral potentially required to post	$103	$126

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding.  If these netting agreements were not in place, we would have been required to post $9 million as of December 31, 2015.

Credit Risk

We are exposed to credit loss in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated

41

weighted average life of the counterparty exposure less collateral held.  As of December 31, 2015, the NPR adjustment was less than $1 million.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  Under some ISDA agreements, our insurance subsidiaries have agreed to maintain certain financial strength or claims-paying ratings.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds.  These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  As of December 31, 2015, our exposure was $15 million.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2015		As of December 31, 2014
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LNL	Counter-	LNL
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LNL)	Party)	LNL)	Party)

AA-	$92	$-	$64	$-
A+	67	-	48	-
A	791	(107)	1,047	(85)
A-	11	-	252	-
BBB+	333	-	27	-
	$1,294	$(107)	$1,438	$(85)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Consolidated Balance Sheets (in millions) was as follows:

	As of December 31, 2015
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,981	$1,048	$3,029
Gross amounts offset	(496)	-	(496)
Net amount of assets	1,485	1,048	2,533
Gross amounts not offset:
Cash collateral	(1,294)	-	(1,294)
Net amount	$191	$1,048	$1,239

Financial Liabilities
Gross amount of recognized liabilities	$340	$2,053	$2,393
Gross amounts offset	(61)	-	(61)
Net amount of liabilities	279	2,053	2,332
Gross amounts not offset:
Cash collateral	(107)	-	(107)
Net amount	$172	$2,053	$2,225

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	As of December 31, 2014
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$2,240	$174	$2,414
Gross amounts offset	(477)	-	(477)
Net amount of assets	1,763	174	1,937
Gross amounts not offset:
Cash collateral	(1,438)	-	(1,438)
Net amount	$325	$174	$499

Financial Liabilities
Gross amount of recognized liabilities	$330	$1,453	$1,783
Gross amounts offset	(50)	-	(50)
Net amount of liabilities	280	1,453	1,733
Gross amounts not offset:
Cash collateral	(85)	-	(85)
Net amount	$195	$1,453	$1,648

8.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2015	2014	2013
Current	$71	$104	$211
Deferred	224	116	220
Federal income tax expense (benefit)	$295	$220	$431

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2015	2014	2013
Tax rate of 35% times pre-tax income	$514	$425	$616
Effect of:
Separate account dividends
received deduction	(192)	(174)	(145)
Tax credits	(26)	(24)	(35)
Change in uncertain tax positions	1	(12)	7
Other items	(2)	5	(12)
Federal income tax expense (benefit)	$295	$220	$431
Effective tax rate	20%	18%	24%

The effective tax rate is the ratio of tax expense over pre-tax income (loss).  The benefit for tax credits is attributable to foreign tax credits and low income housing tax credits.  We file with a consolidated group, however we calculate our tax expense on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2015	2014
Current	$104	$49
Deferred	(2,422)	(3,306)
Total federal income tax asset (liability)	$(2,318)	$(3,257)

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Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2015	2014
Deferred Tax Assets
Future contract benefits and other contract holder funds	$960	$544
Deferred gain on business sold through reinsurance	30	(7)
Reinsurance related embedded derivative asset	25	177
Investment activity	-	317
Compensation and benefit plans	186	198
Net capital loss	-	3
Tax credits	33	-
VIE	-	45
Other	172	62
Total deferred tax assets	1,406	1,339
Deferred Tax Liabilities
DAC	2,147	1,731
VOBA	306	(186)
Net unrealized gain on AFS securities	1,084	3,100
Net unrealized gain on trading securities	67	100
Intangibles	7	22
Investment activity	183	-
Other	34	(122)
Total deferred tax liabilities	3,828	4,645
Net deferred tax asset (liability)	$(2,422)	$(3,306)

As of December 31, 2015, we had $33 million of alternative minimum tax credits that are not subject to expiration.    Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2015 and 2014, $10 million of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2015	2014
Balance as of beginning-of-year	$10	$75
Increases for prior year tax positions	-	35
Decreases for prior year tax positions	-	(23)
Decreases for settlements with taxing authorities	-	(77)
Balance as of end-of-year	$10	$10

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2015, 2014 and 2013, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $1 million, $(12) million and $2 million, respectively.  We had accrued interest and penalty expense related to the unrecognized tax benefits of $2 million and $1 million as of December 31, 2015 and 2014, respectively.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  The Internal Revenue Service (“IRS”) examination for tax years 2009 through 2011 was closed in 2015.  We are currently not under examination by the IRS.  However, LNC has filed a protest with the IRS Appeals division (“Appeals”).  A protest for tax years 2005 through 2008 was previously filed with Appeals, and all tax years from 2005 through 2011 for the Company remain open.  All protested items have been resolved for all open years but are subject to review by the U.S. Joint Committee on Taxation before a final settlement is reached.  We do not expect any adjustments that would be material to our consolidated results of operations or financial condition.

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9.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$7,527	$7,690	$6,030
Business acquired (sold) through reinsurance	38	(20)	(67)
Deferrals	1,483	1,525	1,559
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(813)	(956)	(795)
Unlocking	(232)	18	42
Adjustment related to realized (gains) losses	(44)	(58)	(49)
Adjustment related to unrealized (gains) losses	661	(672)	970
Balance as of end-of-year	$8,620	$7,527	$7,690

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$628	$1,169	$702
Business acquired (sold) through reinsurance	(22)	2	3
Deferrals	8	9	13
Amortization:
Amortization, excluding unlocking	(128)	(185)	(179)
Unlocking	(82)	(21)	(52)
Accretion of interest (1)	56	64	68
Adjustment related to realized (gains) losses	(1)	(1)	(1)
Adjustment related to unrealized (gains) losses	414	(409)	615
Balance as of end-of-year	$873	$628	$1,169

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.02% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2015, was as follows:

2016	$61
2017	65
2018	68
2019	73
2020	82

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$285	$310	$296
Deferrals	29	13	10
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(33)	(37)	(41)
Unlocking	2	2	8
Adjustment related to realized (gains) losses	(1)	(3)	(3)
Adjustment related to unrealized (gains) losses	19	-	40
Balance as of end-of-year	$301	$285	$310

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Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$1,365	$1,899	$1,342
Business acquired (sold) through reinsurance	-	(2)	(7)
Deferrals	537	400	319
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(299)	(326)	(210)
Unlocking	(66)	(50)	(14)
Adjustment related to realized (gains) losses	(8)	(8)	(8)
Adjustment related to unrealized (gains) losses	394	(548)	477
Balance as of end-of-year	$1,923	$1,365	$1,899

10.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

	For the Years Ended December 31,
	2015	2014	2013
Direct insurance premiums and fee income	$9,354	$8,880	$7,833
Reinsurance assumed	83	16	19
Reinsurance ceded	(1,652)	(1,917)	(1,505)
Total insurance premiums and fee income	$7,785	$6,979	$6,347

Direct insurance benefits	$6,304	$5,970	$5,346
Reinsurance recoveries netted against benefits	(1,775)	(1,616)	(1,733)
Total benefits	$4,529	$4,354	$3,613

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management. As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2015, our policy for our reinsurance program was to retain no more than $20 million on a single insured life.  We reinsure approximately 25% of the mortality risk on newly issued life insurance contracts.  As of December 31, 2015, approximately 38% of our total individual life in-force amount is reinsured.  Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2015, the reserves associated with these reinsurance arrangements totaled $617 million.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.    Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $7.1 billion and $6.9 billion as of December 31, 2015 and 2014, respectively.  Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions.  As such, Swiss Re reinsured certain of our liabilities and obligations under the indemnity reinsurance agreements and thereby represents our largest reinsurance exposure.  As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $2.4 billion and $3.1 billion as of December 31, 2015 and 2014, respectively.  Swiss Re has funded a trust, with a balance of $2.6 billion as of December 31, 2015, to support this business.  In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves.  These assets consist of those reported as trading securities and certain mortgage loans.  Our liabilities for funds withheld and embedded derivatives as of December 31, 2015, included $634 million and $79 million, respectively, related to the business sold to Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions with Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets.  The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.  We amortized $48 million, after-tax, of deferred gain on business sold through reinsurance during 2015,  2014 and 2013.

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11.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2015
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	-	1,539
Group Protection	274	-	-	274
Total goodwill	$3,520	$(1,247)	$-	$2,273

	For the Year Ended December 31, 2014
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	-	1,539
Group Protection	274	-	-	274
Other Operations – Media	176	(176)	-	-
Total goodwill	$3,696	$(1,423)	$-	$2,273

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2015		As of December 31, 2014
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$100	$39	$100	$35
Retirement Plan Services:
Mutual fund contract rights (1)	5	-	5	-
Total	$105	$39	$105	$35

(1)	No amortization recorded as the intangible asset has indefinite life.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2015, was as follows:

2016	$4
2017	4
2018	4
2019	4
2020	4
Thereafter	41

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12.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2015 (1)	2014 (1)
Return of Net Deposits
Total account value	$85,345	$85,917
Net amount at risk (2)	1,201	183
Average attained age of contract holders	63 years	62 years

Minimum Return
Total account value	$111	$135
Net amount at risk (2)	24	25
Average attained age of contract holders	75 years	74 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$24,659	$26,021
Net amount at risk (2)	1,345	597
Average attained age of contract holders	69 years	68 years

(1)    Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

(2)    Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.

The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$89	$73	$104
Changes in reserves	52	34	(10)
Benefits paid	(26)	(18)	(21)
Balance as of end-of-year	$115	$89	$73

Variable Annuity Contracts

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2015	2014
Asset Type
Domestic equity	$46,668	$47,930
International equity	17,686	18,103
Bonds	25,386	25,742
Money market	12,488	12,173
Total	$102,228	$103,948

Percent of total variable annuity
separate account values	99%	99%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  These UL and VUL products with secondary guarantees represented 36% of total life insurance in-force reserves as of December 31, 2015, and 33% of total sales for the year ended December 31, 2015.

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13.  Short-Term and Long-Term Debt

Details underlying short-term and long-term debt (in millions) were as follows:

	As of December 31,
	2015	2014
Short-Term Debt
Short-term debt (1)	$90	$2

Long-Term Debt, Excluding Current Portion
1.40% note, due 2016	$-	$4
LIBOR + 3 bps loan, due 2017	250	250
Surplus notes due LNC:
LIBOR + 142 bps surplus note, due 2023	240	240
9.76% surplus note, due 2024	50	50
6.56% surplus note, due 2028	500	500
LIBOR + 111 bps surplus note, due 2028	71	71
LIBOR + 226 bps surplus note, due 2028	479	422
6.03% surplus note, due 2028	750	750
LIBOR + 200 bps surplus note, due 2035	30	-
LIBOR + 100 bps surplus note, due 2037	375	375
Total surplus notes	2,495	2,408
Total long-term debt	$2,745	$2,662

(1)    The short-term debt represents short-term notes payable to LNC.

Future principal payments due on long-term debt (in millions) as of December 31, 2015, were as follows:

2016	$-
2017	250
2018	-
2019	-
2020	-
Thereafter	2,495
Total	$2,745

On September 10, 2013, we issued a note of $4 million to LNC.  This note calls for us to pay the principal amount of the note on or before September 10, 2016, and interest to be paid semiannually at an annual rate of 1.40%.  This note was settled as part of the disposition of LFM in 2015.  See Note 3 for additional information.

We have a $250 million floating-rate loan outstanding under our borrowing capacity with the FHLBI due June 20, 2017.

On June 28, 2013, we issued a surplus note of $240 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 28, 2023, and interest to be paid quarterly at an annual rate of the London Interbank Offered Rate “LIBOR” + 142 bps.  Subject to approval by the Indiana Insurance Commissioner (the “Commissioner”), we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

We issued a surplus note of $50 million to LNC in 1994.  The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%.  Subject to approval by the Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps.  Subject to approval by the

49

Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million.  The outstanding principal amount as of December 31, 2015, was $479 million.  The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Commissioner.

On October 1, 2015, we issued a surplus note of $30 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 28, 2035, and interest to be paid quarterly at an annual rate of LIBOR + 200 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.

14.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its subsidiaries are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2015.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL’s financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss.  For such matters in which a loss is probable, an accrual has been made.  For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.  Accordingly, the estimate contained in this paragraph reflects two types of matters.  For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued.  In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount.  For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable.  In these cases, the estimate reflects the reasonably possible loss or range of loss.  As of December 31, 2015, we estimate the aggregate range of reasonably possible losses, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $175 million.

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For other matters, we are not currently able to estimate the reasonably possible loss or range of loss.  We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts and the progress of settlement negotiations.  On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

On June 13, 2009, a single named plaintiff filed a putative national class action in the Circuit Court of Allen County (“Court”), Indiana, captioned Peter S. Bezich v. The Lincoln National Life Insurance Company, No. 02C01-0906-PL73, asserting he was charged a cost of insurance fee that exceeded the applicable mortality charge, and that this fee breached the terms of the insurance contract.  Solely to avoid the costs, risks and uncertainties inherent in litigation, and without admitting any liability or wrongdoing, we reached a settlement with the plaintiff resolving all claims related to this litigation.  On September 9, 2015, the litigation was stayed pending court approval of the settlement for the entire class.  The Court approved the settlement on February 4, 2016.

On July 23, 2012, LNL was added as a noteholder defendant to a putative class action adversary proceeding captioned Lehman Brothers Special Financing, Inc. v. Bank of America, N.A. et al., Adv. Pro. No. 10-03547 (JMP) and instituted under In re Lehman Brothers Holdings Inc. in the United States Bankruptcy Court in the Southern District of New York.  Plaintiff Lehman Brothers Special Financing Inc. seeks to (i) overturn the application of certain priority of payment provisions in 47 CDO transactions on the basis such provisions are unenforceable under the Bankruptcy Code; and (ii) recover funds paid out to noteholders in accordance with the note agreements.  We are vigorously defending this matter.

Commitments

Operating Leases

We lease our home office properties.  In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019.  We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement.  These agreements also provide us with the right of first refusal to purchase the properties at a price defined in the agreements and the option to purchase the leased properties at fair market value on the last day of any renewal period.  In 2012, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2018.

Total rental expense on operating leases for the years ended December 31, 2015, 2014 and 2013, was $35 million,  $38 million and $37 million, respectively.  Future minimum rental commitments (in millions) as of December 31, 2015, were as follows:

2016	$32
2017	29
2018	23
2019	15
2020	8
Thereafter	28
Total	$135

Capital Leases

In December 2015, we entered into a five-year, sale-leaseback transaction on $47 million (net of amortization) of assets.  In December 2014, we entered into a five-year, sale-leaseback transaction on $83 million (net of amortization) of assets.  Both of these transactions have been classified as capital leases on our Consolidated Balance Sheets.  These assets will continue to be amortized on a straight-line basis over the assets’ remaining lives.  Total accumulated amortization related to these leased assets was $64 million and $55 million as of December 31, 2015 and 2014, respectively.   Future minimum lease payments under capital leases (in millions) as of December 31, 2015, were as follows:

2016	$2
2017	2
2018	2
2019	85
2020	48
Total minimum lease payments	139
Less: Amount representing interest	9
Present value of minimum lease payments	$130

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Vulnerability from Concentrations

As of December 31, 2015, we did not have a concentration of:  business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity (“ALVA”) product offered in our Annuities segment is significant to this segment.  The ALVA product accounted for 18%,  20% and 17% of Annuities’ variable annuity product deposits in 2015, 2014 and 2013, respectively, and represented approximately 42%,  44% and 47% of the segment’s total variable annuity product account values as of December 31, 2015, 2014 and 2013, respectively.  In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance SeriesSM (“AFIS”) funds.  For the Annuities segment, AFIS funds accounted for 20%, 22% and 19% of variable annuity product deposits in 2015, 2014 and 2013, respectively, and represented 48%,  50% and 54% of the segment’s total variable annuity product account values as of December 31, 2015, 2014 and 2013, respectively.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(17) million as of December 31, 2015 and 2014, respectively.

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15.  Shares and Stockholder’s Equity

All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2015	2014	2013
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$3,054	$1,453	$3,832
Unrealized holding gains (losses) arising during the year	(4,386)	3,745	(5,607)
Change in foreign currency exchange rate adjustment	(45)	(47)	20
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	1,293	(1,252)	1,835
Income tax benefit (expense)	1,095	(857)	1,314
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	147	14	(63)
Associated amortization of DAC, VOBA, DSI and DFEL	(28)	(32)	(28)
Income tax benefit (expense)	(42)	6	32
Balance as of end-of-year	$934	$3,054	$1,453
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$19	$(10)	$(61)
(Increases) attributable to:
Gross OTTI recognized in OCI during the year	(29)	(11)	(11)
Change in DAC, VOBA, DSI and DFEL	4	1	1
Income tax benefit (expense)	8	3	4
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	43	61	96
Change in DAC, VOBA, DSI and DFEL	(17)	(6)	(8)
Income tax benefit (expense)	(9)	(19)	(31)
Balance as of end-of-year	$19	$19	$(10)
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$127	$5	$101
Unrealized holding gains (losses) arising during the year	(185)	114	(150)
Change in foreign currency exchange rate adjustment	48	50	(19)
Change in DAC, VOBA, DSI and DFEL	3	2	5
Income tax benefit (expense)	46	(58)	57
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(184)	(22)	(18)
Associated amortization of DAC, VOBA, DSI and DFEL	2	1	1
Income tax benefit (expense)	64	7	6
Balance as of end-of-year	$157	$127	$5
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(21)	$(18)	$(12)
Adjustment arising during the year	3	(5)	(9)
Income tax benefit (expense)	(1)	2	3
Balance as of end-of-year	$(19)	$(21)	$(18)

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2015	2014	2013
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$147	$14	$(63)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(28)	(32)	(28)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	119	(18)	(91)	operations before taxes
Income tax benefit (expense)	(42)	6	32	Federal income tax expense (benefit)
Reclassification, net of income tax	$77	$(12)	$(59)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$2	$61	$96	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	(6)	(8)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	2	55	88	operations before taxes
Income tax benefit (expense)	-	(19)	(31)	Federal income tax expense (benefit)
Reclassification, net of income tax	$2	$36	$57	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Interest rate contracts	$(190)	$(22)	$(21)	Net investment income
Foreign currency contracts	6	-	3	Net investment income
Total gross reclassifications	(184)	(22)	(18)
Associated amortization of DAC,
VOBA, DSI and DFEL	2	1	1	Commissions and other expenses
Reclassifications before income				Income (loss) from continuing
tax benefit (expense)	(182)	(21)	(17)	operations before taxes
Income tax benefit (expense)	64	7	6	Federal income tax expense (benefit)
Reclassification, net of income tax	$(118)	$(14)	$(11)	Net income (loss)

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16.  Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Total realized gain (loss) related to certain investments (1)	$(83)	$(13)	$(84)
Realized gain (loss) on the mark-to-market on certain instruments (2)	123	(250)	308
Indexed annuity and IUL contracts net derivatives results: (3)
Gross gain (loss)	(78)	(35)	(39)
Associated amortization of DAC, VOBA, DSI and DFEL	14	6	9
Variable annuity net derivatives results: (4)
Gross gain (loss)	(161)	(150)	(104)
Associated amortization of DAC, VOBA, DSI and DFEL	(34)	(36)	(33)
Realized gain (loss) on sale of subsidiaries/businesses (5)	(3)	(46)	-
Total realized gain (loss)	$(222)	$(524)	$57

(1)	See “Realized Gain (Loss) Related to Certain Investments” section in Note 6.
(2)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and IUL contracts net derivatives results), reinsurance related embedded derivatives and trading securities.

(3)

Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

(4)

Includes the net difference in the change in embedded derivative reserves of our GLB riders and the change in the fair value of the derivative instruments we own to hedge the change in embedded derivative reserves on our GLB riders and the benefit ratio unlocking on our GDB riders, including the cost of purchasing the hedging instruments.

(5)	See “LFM” in Note 3.

17.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Commissions	$2,082	$2,100	$1,980
General and administrative expenses	1,683	1,582	1,569
Expenses associated with reserve financing and unrelated LOCs	32	31	40
DAC and VOBA deferrals and interest, net of amortization	(292)	(454)	(656)
Broker-dealer expenses	329	302	288
Specifically identifiable intangible asset amortization	4	4	4
Media expenses	28	60	62
Taxes, licenses and fees	243	251	239
Total	$4,109	$3,876	$3,526

18.  Retirement and Deferred Compensation Plans

Defined Benefit Pension and Other Postretirement Benefit Plans

We maintain defined benefit pension plans in which many of our agents are participants.  These defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits.  We comply with applicable minimum funding requirements and do not expect to be required to make any contributions to these pension plans in 2016.  We sponsor other postretirement benefit plans that provide health care and life insurance to certain retired agents.  Total net periodic cost (recovery) for these plans was $3 million, $3 million, and $(3) million during 2015, 2014, and 2013, respectively.  In 2016, we expect to make benefit payments of approximately $13 million for these plans.

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Information (in millions) with respect to these plans was as follows:

	As of or For the Years Ended December 31,
	2015	2014	2015	2014

			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$124	$133	$7	$6
Projected benefit obligation	117	127	15	16
Funded status of plan	$7	$6	$(8)	$(10)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$9	$9	$-	$-
Other liabilities	(2)	(3)	(8)	(10)
Net amount recognized	$7	$6	$(8)	$(10)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	4.50%	4.00%	4.50%	4.00%
Net periodic benefit cost:
Weighted-average discount rate	4.00%	4.50%	4.00%	4.50%
Expected return on plan assets	5.00%	5.00%	6.50%	6.50%

The discount rate was determined based on a corporate yield curve as of December 31, 2015, and projected benefit obligation cash flows.  The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans’ target plan allocation.  We reevaluate these assumptions each plan year.

In October 2014, the Society of Actuaries published updated mortality tables that were incorporated into our assumptions, resulting in an increase in our pension plans’ benefit obligation of $7 million, pre-tax.

The following summarizes our fair value measurements of our benefit plans’ assets (in millions) on a recurring basis by asset category

	As of December 31,
	2015	2014

Fixed maturity securities:
Corporate bonds	$25	$30
U.S. government bonds	94	99
Cash and invested cash	5	4
Other investments	7	6
Total	$131	$139

See “Fair Value Measurement” in Note 1 for discussion on how we categorize our pension plans’ assets into the three-level fair value hierarchy.  See “Financial Instruments Carried at Fair Value” in Note 21 for a summary of our fair value measurement of our pension plans’ assets by the three-level fair value hierarchy.

Participation in Defined Benefit Pension and Other Postretirement Benefit Plans

We participate in defined benefit pension plans that are sponsored by LNC for many of our employees and non-employee directors.  These defined benefit pension plans are closed to new entrants, and existing participants do not accrue any additional benefits.  We also participate in other postretirement benefit plans sponsored by LNC that provide health care and life insurance to certain retired employees.  For the years ended December 31, 2015, 2014 and 2013, expenses for these plans were $30 million, $1 million and $1 million, respectively.

Defined Contribution Plans

We sponsor tax-qualified defined contribution plans for eligible agents that are administered in accordance with the plan documents and various limitations under section 401(a) of the Internal Revenue Code of 1986.  We also participate in defined contribution plans sponsored by LNC to eligible employees.  For the years ended December 31, 2015, 2014 and 2013, expenses for these plans were $79 million, $75 million and $70 million, respectively.

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Deferred Compensation Plans

We sponsor non-qualified, unfunded, deferred compensation plans for certain current and former agents.  Certain current employees participate in non-qualified, unfunded, deferred compensation plans sponsored by LNC.  The results of certain notional investment options within some of the plans are hedged by total return swaps.  Our expenses increase or decrease in direct proportion to the change in market value of the participants’ investment options.  Participants of certain plans are able to select LNC stock as an investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans.  For further discussion of total return swaps related to our deferred compensation plans, see Note 7.  For the years ended December 31, 2015, 2014 and 2013, expenses for these plans were $12 million, $21 million and $27 million, respectively.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2015	2014
Total liabilities (1)	$417	$423
Investments dedicated to fund liabilities (2)	151	160

(1)Reported in other liabilities on our Consolidated Balance Sheets.

(2)Reported in other assets on our Consolidated Balance Sheets.

19.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to time-vested shares), stock appreciation rights (“SARs”) and restricted stock units (“RSUs”).  LNC issues new shares to satisfy option exercises.

Total compensation expense (in millions) for all of our stock-based incentive plans was as follows:

	For the Years Ended December 31,
	2015	2014	2013
Stock options	$7	$9	$8
Performance shares	11	12	10
SARs	-	2	5
RSUs	21	15	15
Total	$39	$38	$38

Recognized tax benefit	$14	$13	$13

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20.  Statutory Information and Restrictions

We prepare financial statements in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our states of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to the LNC holding company amounts (in millions) below consist of all or a combination of the following entities:  LNL, Lincoln Reinsurance Company of South Carolina, LLANY, Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont II, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV, Lincoln Reinsurance Company of Vermont V and Lincoln Reinsurance Company of Vermont VI.

	As of December 31,
	2015	2014
U.S. capital and surplus	$7,614	$7,991

	For the Years Ended December 31,
	2015	2014	2013
U.S. net gain (loss) from operations, after-tax	$583	$1,170	$425
U.S. net income (loss)	786	1,401	495
U.S. dividends to LNC holding company	1,121	705	640

Comparison of 2015 to 2014

Statutory net income (loss) decreased due primarily to the recapture in 2014 of certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer, a change in estimate on reserves for certain products in 2014 and a decrease in favorable tax items.

Comparison of 2014 to 2013

Statutory net income (loss) increased due primarily to the recapture of certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer, a change in estimate on reserves for certain products and a lower effective tax rate due to the use of tax credit carryforwards.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method (“CARVM”) in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York.  The Vermont insurance subsidiaries also have an accounting practice permitted by the state of Vermont that differs from that found in NAIC SAP.  Specifically, the permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under a letter of credit (“LOC”) and the value of the Valuation of Life Insurance Policies Model Regulation (“XXX”) additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2015 and 2014.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

	As of December 31,
	2015	2014
Calculation of reserves using the Indiana universal life method	$109	$140
Calculation of reserves using continuous CARVM	(1)	(1)
Conservative valuation rate on certain annuities	(43)	(39)
Lesser of LOC and XXX additional reserve as surplus	2,835	2,751

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During the third quarter of 2013, the New York State Department of Financial Services (“NYDFS”) announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees.  The change, which was effective as of December 31, 2013, impacts our New York-domiciled insurance subsidiary, LLANY.  LLANY discontinued the sale of these products in early 2013, but the change affects those policies sold prior to that time.  We  began phasing in the increase in reserves over five years beginning in 2013.  As of December 31, 2014, we have increased reserves by $180 million.  The additional increase in reserves over the next three years is subject to ongoing discussions with the NYDFS.  However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2015, the Company’s RBC ratio was nearly five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company.  Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Commissioner, only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation.  The current statutory limitation is the greater of 10% of the insurer’s contract holders’ surplus, as shown on its last annual statement on file with the Commissioner or the insurer’s statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus.  Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits.  LNL’s subsidiary, LLANY, a New York domiciled insurance company, has similar restrictions, except that in New York it is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $850 million in 2016 without prior approval from the respective state commissioner.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

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21.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2015		As of December 31, 2014
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities:
Fixed maturity securities	$84,072	$84,072	$85,421	$85,421
VIEs’ fixed maturity securities	598	598	598	598
Equity securities	237	237	231	231
Trading securities	1,762	1,762	1,966	1,966
Mortgage loans on real estate	8,513	8,762	7,387	7,838
Derivative investments (1)	1,486	1,486	1,763	1,763
Other investments	1,588	1,588	1,551	1,551
Cash and invested cash	2,400	2,400	3,224	3,224
Reinsurance related embedded derivatives	95	95	-	-
Other assets – reinsurance recoverable	952	952	174	174
Separate account assets	123,619	123,619	125,265	125,265

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(1,100)	(1,100)	(1,170)	(1,170)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(687)	(687)	(699)	(699)
Account values of certain investment contracts	(30,346)	(34,567)	(27,779)	(31,493)
Short-term debt	(90)	(90)	(2)	(2)
Long-term debt	(2,745)	(2,662)	(2,662)	(3,047)
Reinsurance related embedded derivatives	-	-	(109)	(109)
VIEs’ liabilities – derivative instruments	(4)	(4)	(13)	(13)
Other liabilities:
Credit default swaps	(9)	(9)	(3)	(3)
Derivative liabilities (1)	(271)	(271)	(277)	(277)
GLB reserves embedded derivatives (2)	(952)	(952)	(174)	(174)

Benefit Plans’ Assets (3)	131	131	139	139

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2)	Portions of our GLB reserves embedded derivatives are ceded to third-party reinsurance counterparties. Refer to Note 7 for additional detail.
(3)	Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 18 for information regarding our benefit plans.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

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Other Investments

The carrying value of our assets classified as other investments approximates fair value.  Other investments includes primarily LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs.  The inputs used to measure the fair value of our LPs and other privately held investments are classified as Level 3 within the fair value hierarchy.  Other investments also includes securities that are not LPs or other privately held investments and the inputs used to measure the fair  value of these securities are classified as Level 1 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2015 and 2014, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term and Long-Term Debt

The fair value of long-term debt is based on quoted market prices.  For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value.  The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 or 2014, and we noted no changes in our valuation methodologies between these periods.

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The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2015
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$60	$68,124	$4,273	$72,457
ABS	-	1,013	45	1,058
U.S. government bonds	369	16	-	385
Foreign government bonds	-	407	111	518
RMBS	-	3,553	1	3,554
CMBS	-	349	10	359
CLOs	-	37	551	588
State and municipal bonds	-	4,366	-	4,366
Hybrid and redeemable preferred securities	47	646	94	787
VIEs’ fixed maturity securities	-	598	-	598
Equity AFS securities	8	65	164	237
Trading securities	160	1,529	73	1,762
Derivative investments (1)	-	1,190	853	2,043
Cash and invested cash	-	2,400	-	2,400
Reinsurance related embedded derivatives	-	95	-	95
Other assets – reinsurance recoverable	-	-	952	952
Separate account assets	1,053	122,566	-	123,619
Total assets	$1,697	$206,954	$7,127	$215,778

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,100)	$(1,100)
VIEs’ liabilities – derivative instruments	-	-	(4)	(4)
Other liabilities:
Credit default swaps	-	-	(9)	(9)
Derivative liabilities (1)	-	(530)	(298)	(828)
GLB reserves embedded derivatives	-	-	(952)	(952)
Total liabilities	$-	$(530)	$(2,363)	$(2,893)

Benefit Plans’ Assets	$-	$131	$-	$131

62

	As of December 31, 2014
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$63	$68,940	$4,052	$73,055
ABS	-	1,045	33	1,078
U.S. government bonds	354	36	-	390
Foreign government bonds	-	426	110	536
RMBS	-	4,032	1	4,033
CMBS	-	532	15	547
CLOs	-	7	368	375
State and municipal bonds	-	4,479	-	4,479
Hybrid and redeemable preferred securities	44	829	55	928
VIEs’ fixed maturity securities	-	598	-	598
Equity AFS securities	7	67	157	231
Trading securities	-	1,893	73	1,966
Other investments	150	-	-	150
Derivative investments (1)	-	1,059	1,232	2,291
Cash and invested cash	-	3,224	-	3,224
Other assets – reinsurance recoverable	-	-	174	174
Separate account assets	1,539	123,726	-	125,265
Total assets	$2,157	$210,893	$6,270	$219,320

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,170)	$(1,170)
Reinsurance related embedded derivatives	-	(109)	-	(109)
VIEs’ liabilities – derivative instruments	-	-	(13)	(13)
Other liabilities:
Credit default swaps	-	-	(3)	(3)
Derivative liabilities (1)	-	(562)	(243)	(805)
GLB reserves embedded derivatives	-	-	(174)	(174)
Total liabilities	$-	$(671)	$(1,603)	$(2,274)

Benefit Plans’ Assets	$-	$139	$-	$139

(1)	Derivative investment assets and liabilities presented within the fair value hierarchy are presented on a gross basis by derivative type and not on a master netting basis by counterparty.

63

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2015
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$4,052	$4	$(138)	$298	$57	$4,273
ABS	33	-	-	12	-	45
Foreign government bonds	110	-	1	-	-	111
RMBS	1	3	-	(3)	-	1
CMBS	15	1	8	(14)	-	10
CLOs	368	-	1	194	(12)	551
Hybrid and redeemable
preferred securities	55	-	(3)	-	42	94
Equity AFS securities	157	1	4	3	(1)	164
Trading securities	73	2	(2)	-	-	73
Derivative investments	989	(90)	(41)	(303)	-	555
Other assets – reinsurance recoverable (5)	174	778	-	-	-	952
Future contract benefits – indexed annuity
and IUL contracts embedded
derivatives (5)	(1,170)	(57)	-	127	-	(1,100)
VIEs’ liabilities – derivative instruments (6)	(13)	9	-	-	-	(4)
Other liabilities:
Credit default swaps (7)	(3)	(6)	-	-	-	(9)
GLB reserves embedded derivatives (5)	(174)	(778)	-	-	-	(952)
Total, net	$4,667	$(133)	$(170)	$314	$86	$4,764

64

	For the Year Ended December 31, 2014
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)(3)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$2,951	$8	$28	$1,039	$26	$4,052
ABS	9	-	-	-	24	33
Foreign government bonds	78	-	7	-	25	110
RMBS	1	-	-	-	-	1
CMBS	20	-	2	(13)	6	15
CLOs	178	-	6	134	50	368
State and municipal bonds	28	-	-	-	(28)	-
Hybrid and redeemable
preferred securities	66	-	-	(5)	(6)	55
Equity AFS securities	161	4	(3)	(5)	-	157
Trading securities	53	3	7	10	-	73
Derivative investments	866	72	357	(280)	(26)	989
Other assets:
GLB reserves embedded derivatives	1,244	(1,264)	-	-	20	-
Reinsurance recoverable	-	174	-	-	-	174
Future contract benefits –
indexed annuity and IUL
contracts embedded derivatives (5)	(1,048)	(210)	-	88	-	(1,170)
VIEs’ liabilities – derivative instruments (6)	(27)	14	-	-	-	(13)
Other liabilities:
Credit default swaps (7)	(2)	(1)	-	-	-	(3)
GLB reserves embedded derivatives (5)	(1,244)	1,090	-	-	(20)	(174)
Total, net	$3,334	$(110)	$404	$968	$71	$4,667

65

	For the Year Ended December 31, 2013
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$2,051	$(17)	$-	$996	$(79)	$2,951
ABS	14	-	-	30	(35)	9
U.S. government bonds	1	-	-	(1)	-	-
Foreign government bonds	46	-	(1)	33	-	78
RMBS	3	-	-	(2)	-	1
CMBS	27	-	6	(5)	(8)	20
CLOs	154	(1)	4	50	(29)	178
State and municipal bonds	32	-	(4)	-	-	28
Hybrid and redeemable
preferred securities	116	-	13	(33)	(30)	66
Equity AFS securities	87	(1)	2	73	-	161
Trading securities	56	2	(7)	(6)	8	53
Derivative investments	1,916	(681)	(194)	(175)	-	866
Other assets – GLB embedded derivatives	909	(2,153)	-	-	2,488	1,244
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives (5)	(732)	(356)	-	40	-	(1,048)
VIEs’ liabilities – derivative instruments (6)	(128)	101	-	-	-	(27)
Other liabilities – credit default swaps (7)	(11)	9	-	-	-	(2)
GLB reserves embedded derivatives	(909)	2,153	-	-	(2,488)	(1,244)
Total, net	$3,632	$(944)	$(181)	$1,000	$(173)	$3,334

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 7).
(2)

Transfers into or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year.  For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.

(3)	Transfers into or out of Level 3 for GLB reserves embedded derivatives between future contract benefits, other assets and other liabilities on our Consolidated Balance Sheets.
(4)

Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

(5)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(6)	Gains (losses) from sales, maturities, settlements and calls are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(7)	The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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 The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2015
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$537	$(38)	$(44)	$(117)	$(40)	$298
ABS	13	-	-	(1)	-	12
RMBS	-	(3)	-	-	-	(3)
CMBS	-	-	-	(13)	(1)	(14)
CLOs	217	-	-	(23)	-	194
Equity AFS securities	43	(40)	-	-	-	3
Trading securities	1	-	-	(1)	-	-
Derivative investments	179	(162)	(320)	-	-	(303)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(51)	-	-	178	-	127
Total, net	$939	$(243)	$(364)	$23	$(41)	$314

	For the Year Ended December 31, 2014
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,939	$(576)	$(115)	$(47)	$(162)	$1,039
CMBS	-	-	-	(13)	-	(13)
CLOs	185	-	-	(46)	(5)	134
Hybrid and redeemable preferred
securities	-	(5)	-	-	-	(5)
Equity AFS securities	-	(5)	-	-	-	(5)
Trading securities	14	-	-	(4)	-	10
Derivative investments	160	(87)	(353)	-	-	(280)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(69)	-	-	157	-	88
Total, net	$2,229	$(673)	$(468)	$47	$(167)	$968

	For the Year Ended December 31, 2013
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,205	$(51)	$(44)	$(45)	$(69)	$996
ABS	30	-	-	-	-	30
U.S. government bonds	-	-	-	(1)	-	(1)
Foreign government bonds	50	-	(17)	-	-	33
RMBS	-	-	-	(2)	-	(2)
CMBS	-	-	-	(3)	(2)	(5)
CLOs	74	-	-	(24)	-	50
Hybrid and redeemable preferred
securities	-	(33)	-	-	-	(33)
Equity AFS securities	78	(5)	-	-	-	73
Trading securities	-	(3)	(1)	(2)	-	(6)
Derivative investments	152	(23)	(304)	-	-	(175)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(68)	-	-	108	-	40
Total, net	$1,521	$(115)	$(366)	$31	$(71)	$1,000

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The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2015	2014	2013
Derivative investments (1)	$(102)	$(15)	$(753)
Embedded derivatives: (1)
Indexed annuity and IUL contracts	(84)	(37)	(44)
Other assets – GLB reserves	(244)	(678)	(2,444)
Other liabilities – GLB reserves	244	678	2,444
VIEs’ liabilities – derivative instruments (2)	9	14	101
Credit default swaps (1)	(6)	(1)	9
Total, net	$(183)	$(39)	$(687)

(1)	Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2015
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$224	$(167)	$57
Foreign government bonds	4	(4)	-
CLOs	4	(16)	(12)
Hybrid and redeemable preferred
securities	47	(5)	42
Equity AFS securities	-	(1)	(1)
Trading securities	4	(4)	-
Total, net	$283	$(197)	$86

	For the Year Ended December 31, 2014
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$473	$(447)	$26
ABS	26	(2)	24
Foreign government bonds	25	-	25
CMBS	6	-	6
CLOs	50	-	50
State and municipal bonds	-	(28)	(28)
Hybrid and redeemable preferred securities	17	(23)	(6)
Trading securities	10	(10)	-
Derivative investments	-	(26)	(26)
Other assets – GLB reserves
embedded derivatives	20	-	20
Other liabilities – GLB reserves embedded
derivatives	-	(20)	(20)
Total, net	$627	$(556)	$71

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	For the Year Ended December 31, 2013
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$367	$(446)	$(79)
ABS	-	(35)	(35)
CMBS	-	(8)	(8)
CLOs	-	(29)	(29)
Hybrid and redeemable preferred securities	20	(50)	(30)
Trading securities	8	-	8
Total, net	$395	$(568)	$(173)

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2015, 2014 and 2013 transfers in and out were attributable primarily to the securities’ observable market information no longer being available or becoming available.  Transfers in and out for GLB reserves embedded derivatives represent reclassifications between future contract benefits and other assets or other liabilities.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the year ended December 31, 2015, the transfers from Level 2 to Level 1 of the fair value hierarchy were $172 million for our financial instruments carried at fair value which was attributable to quoted market prices becoming available.  For the years ended December 31, 2014 and 2013 the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

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The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2015:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$1,296	Discounted cash flow	Liquidity/duration adjustment (1)	0.1%	-	11.7%
ABS	25	Discounted cash flow	Liquidity/duration adjustment (1)	3.3%	-	3.3%
Foreign government bonds	77	Discounted cash flow	Liquidity/duration adjustment (1)	1.9%	-	4.4%
Hybrid and redeemable
preferred securities	20	Discounted cash flow	Liquidity/duration adjustment (1)	2.1%	-	2.1%
Equity AFS and trading securities	27	Discounted cash flow	Liquidity/duration adjustment (1)	4.3%	-	5.8%
Other assets – reinsurance
recoverable	952	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	90%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	70%	-	120%
			NPR (5)	0.02%	-	0.38%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	(1,100)	Discounted cash flow	Lapse rate (2)	1%	-	15%
			Mortality rate (6)			(8)
Other liabilities – GLB reserves
embedded derivatives	(952)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	90%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	70%	-	120%
			NPR (5)	0.02%	-	0.38%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or

70

liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•	Indexed annuity and IUL contracts embedded derivatives – An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
•

GLB reserves embedded derivatives –  Assuming our GLB reserves embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

22.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers principally group non-medical insurance products, including term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of contributory and non-contributory plans.  Its products are marketed primarily through a national distribution system of regional group offices.  These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to our excess capital; investments in media properties (see Note 3 for more information) and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off institutional pension business, the majority of which was sold on a group annuity basis; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
▪	Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;
▪	Changes in the fair value of the embedded derivatives of our GLB riders reflected within variable annuity net derivative results accounted for at fair value;
▪	Changes in the fair value of the derivatives we own to hedge our GLB riders reflected within variable annuity net derivative results; and
▪

Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value;

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•	Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations; and
•	Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2015	2014	2013
Revenues
Operating revenues:
Annuities	$3,815	$3,450	$3,044
Retirement Plan Services	1,090	1,081	1,061
Life Insurance	5,484	5,343	4,781
Group Protection	2,356	2,445	2,260
Other Operations	335	406	392
Excluded realized gain (loss), pre-tax	(400)	(689)	(81)
Amortization of deferred gain arising from reserve changes on business
sold through reinsurance, pre-tax	3	3	3
Total revenues	$12,683	$12,039	$11,460

	For the Years Ended December 31,
	2015	2014	2013
Net Income (Loss)
Income (loss) from operations:
Annuities	$1,032	$901	$715
Retirement Plan Services	134	154	135
Life Insurance	296	373	464
Group Protection	42	23	71
Other Operations	(73)	(13)	(5)
Excluded realized gain (loss), after-tax	(260)	(446)	(53)
Income (loss) from reserve changes (net of related amortization)
on business sold through reinsurance, after-tax	2	2	2
Net income (loss)	$1,173	$994	$1,329

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	For the Years Ended December 31,
	2015	2014	2013
Net Investment Income
Annuities	$977	$1,013	$1,022
Retirement Plan Services	842	828	825
Life Insurance	2,390	2,376	2,317
Group Protection	183	180	165
Other Operations	219	251	232
Total net investment income	$4,611	$4,648	$4,561

	For the Years Ended December 31,
	2015	2014	2013
Amortization of DAC and VOBA, Net of Interest
Annuities	$284	$346	$374
Retirement Plan Services	29	37	48
Life Insurance	806	640	441
Group Protection	80	57	53
Total amortization of DAC and VOBA, net of interest	$1,199	$1,080	$916

	For the Years Ended December 31,
	2015	2014	2013
Federal Income Tax Expense (Benefit)
Annuities	$281	$225	$159
Retirement Plan Services	46	48	46
Life Insurance	118	167	225
Group Protection	23	12	38
Other Operations	(33)	10	(9)
Excluded realized gain (loss)	(141)	(243)	(29)
Reserve changes (net of related amortization)
on business sold through reinsurance	1	1	1
Total federal income tax expense (benefit)	$295	$220	$431

	As of December 31,
	2015	2014
Assets
Annuities	$130,840	$130,509
Retirement Plan Services	32,651	33,686
Life Insurance	70,695	69,712
Group Protection	4,182	4,239
Other Operations	14,320	15,364
Total assets	$252,688	$253,510

73

23.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2015	2014	2013
Interest paid	$106	$104	$91
Income taxes paid (received)	125	172	(6)
Significant non-cash investing and financing transactions:
Disposal of note receivable from affiliate	-	(500)	-
Acquisition of note receivable from affiliate	54	712	-
Other assets received in our financing transaction	252	-	-
Exchange of surplus note for promissory note with affiliate:
Carrying value of asset	123	88	360
Carrying value of liability	(123)	(88)	(360)
Net asset (liability) from exchange	$-	$-	$-
Reinsurance ceded:
Carrying value of assets	$-	$15	$11
Carrying value of liabilities	-	15	11
Total reinsurance ceded	$-	$30	$22

74

24.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Balance Sheets:

T

	As of December 31,
	2015	2014
Assets with affiliates:
Accrued inter-company interest receivable	$4	$2	Accrued investment income
Bonds	1,534	1,410	Fixed maturity AFS securities
Ceded reinsurance contracts	(226)	(239)	Deferred acquisition costs and value of
			business acquired
Ceded reinsurance contracts	1,983	1,700	Reinsurance recoverables
Ceded reinsurance contracts	184	44	Reinsurance related embedded derivatives
Ceded reinsurance contracts	714	71	Other assets
Cash management agreement investment	98	449	Other assets
Service agreement receivable	42	48	Other assets
Ceded reinsurance contracts	9	10	Other assets

Liabilities with affiliates:
Accrued inter-company interest payable	2	4	Other liabilities
Assumed reinsurance contracts	34	25	Future contract benefits
Assumed reinsurance contracts	414	413	Other contract holder funds
Service agreement payable	34	62	Other liabilities
Ceded reinsurance contracts	(50)	(53)	Other contract holder funds
Ceded reinsurance contracts	3,841	3,677	Funds withheld reinsurance liabilities
Ceded reinsurance contracts
Ceded reinsurance contracts	81	72	Other liabilities
Inter-company short-term debt	90	2	Short-term debt
Inter-company long-term debt	2,495	2,412	Long-term debt

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2015	2014	2013
Revenues with affiliates:
Premiums received on assumed reinsurance contracts	$(411)	$(574)	$(318)	Insurance premiums
Net investment income on intercompany notes	31	12	5	Net investment income
Fees for management of general account	(109)	(105)	(103)	Net investment income
Net investment income on ceded funds withheld treaties	(62)	-	-	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	664	1,265	(2,153)	Realized gain (loss)
Reinsurance related settlements	(881)	(1,573)	2,110	Realized gain (loss)
Other gains (losses)	157	(199)	242	Realized gain (loss)

Benefits and expenses with affiliates:
Reinsurance (recoveries) benefits on ceded reinsurance	(478)	255	(205)	Benefits
Ceded reinsurance contracts	(15)	-	-	Commissions and other
				expenses
Service agreement payments	42	76	100	Commissions and other
				expenses
Interest expense on inter-company debt	102	102	92	Interest and debt expense
Interest credited on assumed reinsurance contracts	59	15	-	Interest credited

Bonds

LNC issues bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

75

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing and lending limit is currently 3% of our admitted assets as of our most recent year end.

Service Agreement

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, weighted policies in force, and sales.

Ceded Reinsurance Contracts

As discussed in Note 10, we cede insurance contracts to and assume insurance contracts from affiliated companies.  We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR.  As discussed in Note 7, we cede the GLB reserves embedded derivatives and the related hedge results to LNBAR.  As discussed in Note 4, we also cede the risks for no-lapse benefit guarantees under certain UL contracts to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies.  To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $401 million and $186 million as of December 31, 2015 and 2014, respectively.  The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

25.  Subsequent Events

Management evaluated subsequent events for the Company through March 31, 2016, the date the financial statements were available to be issued.  On March 28, 2016, LNL paid a cash dividend in the amount of $200 million to LNC.  Management identified no other items or events required for disclosure.

76

Lincoln Life Variable Annuity Account N

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities

December 31, 2015

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
AB VPS Global Thematic Growth Portfolio Class B	$29,156,469	$—	$29,156,469	$19,331	$1,323	$29,135,815
AB VPS International Value Portfolio Class B	5,045	—	5,045	—	—	5,045
AB VPS Large Cap Growth Portfolio Class B	10,319,857	—	10,319,857	189	461	10,319,207
AB VPS Small/Mid Cap Value Portfolio Class A	75,802	1,969	77,771	—	1	77,770
AB VPS Small/Mid Cap Value Portfolio Class B	167,507,614	—	167,507,614	37,736	7,457	167,462,421
Alps|Alerian Energy Infrastructure Portfolio Class I	181,506	—	181,506	—	2	181,504
Alps|Alerian Energy Infrastructure Portfolio Class III	2,388,490	—	2,388,490	—	77	2,388,413
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	3,424,649	—	3,424,649	—	128	3,424,521
Alps|Stadion Tactical Defensive Portfolio Class I	8,312	—	8,312	—	—	8,312
Alps|Stadion Tactical Defensive Portfolio Class III	5,318,157	6,191	5,324,348	—	181	5,324,167
Alps|Stadion Tactical Growth Portfolio Class III	1,373,742	—	1,373,742	—	46	1,373,696
American Century VP Inflation Protection Fund Class II	8,574	—	8,574	8,574	—	—
American Funds Asset Allocation Fund Class 1	3,379,741	—	3,379,741	—	59	3,379,682
American Funds Asset Allocation Fund Class 4	45,697,868	863,684	46,561,552	—	1,545	46,560,007
American Funds Blue Chip Income and Growth Fund Class 1	2,465,292	—	2,465,292	—	58	2,465,234
American Funds Blue Chip Income and Growth Fund Class 4	9,513,810	422,442	9,936,252	—	324	9,935,928
American Funds Bond Fund Class 1	2,407,589	1,183	2,408,772	—	52	2,408,720
American Funds Capital Income Builder Fund Class 1	352,897	—	352,897	—	5	352,892
American Funds Capital Income Builder Fund Class 4	12,445,305	421,267	12,866,572	—	436	12,866,136
American Funds Global Balanced Fund Class 1	314,367	—	314,367	—	6	314,361
American Funds Global Bond Fund Class 1	1,783,177	363	1,783,540	—	45	1,783,495
American Funds Global Growth Fund Class 1	1,966,565	—	1,966,565	—	39	1,966,526
American Funds Global Growth Fund Class 2	299,308,096	31,877	299,339,973	—	12,792	299,327,181
American Funds Global Growth Fund Class 4	12,792,247	206,718	12,998,965	—	423	12,998,542
American Funds Global Growth and Income Fund Class 1	828,354	—	828,354	—	21	828,333
American Funds Global Small Capitalization Fund Class 1	713,072	—	713,072	—	16	713,056
American Funds Global Small Capitalization Fund Class 2	407,303,988	—	407,303,988	50,902	14,278	407,238,808
American Funds Global Small Capitalization Fund Class 4	4,478,445	—	4,478,445	—	147	4,478,298
American Funds Growth Fund Class 1	5,909,115	—	5,909,115	1,126	129	5,907,860
American Funds Growth Fund Class 2	1,430,945,403	—	1,430,945,403	177,824	64,651	1,430,702,928
American Funds Growth Fund Class 4	29,144,113	413,389	29,557,502	—	964	29,556,538
American Funds Growth-Income Fund Class 1	2,967,066	—	2,967,066	890	60	2,966,116
American Funds Growth-Income Fund Class 2	1,864,621,805	—	1,864,621,805	512,236	74,683	1,864,034,886
American Funds Growth-Income Fund Class 4	19,960,381	623,284	20,583,665	—	683	20,582,982
American Funds High-Income Bond Fund Class 1	893,690	420	894,110	—	22	894,088
American Funds International Fund Class 1	3,083,371	1,241	3,084,612	—	54	3,084,558
American Funds International Fund Class 2	664,919,301	—	664,919,301	162,089	26,250	664,730,962
American Funds International Fund Class 4	10,804,911	—	10,804,911	—	366	10,804,545

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds International Growth and Income Fund Class 1	$1,501,680	$—	$1,501,680	$—	$35	$1,501,645
American Funds Managed Risk Asset Allocation Fund Class P1	889,765	—	889,765	—	17	889,748
American Funds Managed Risk Asset Allocation Fund Class P2	31,070,772	12,442	31,083,214	—	1,280	31,081,934
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	73,832	—	73,832	—	3	73,829
American Funds Managed Risk Growth Fund Class P1	21,404	—	21,404	—	—	21,404
American Funds Managed Risk Growth-Income Fund Class P1	23,787	—	23,787	—	1	23,786
American Funds Managed Risk International Fund Class P1	55,275	—	55,275	—	1	55,274
American Funds Mortgage Fund Class 1	250,129	—	250,129	—	7	250,122
American Funds Mortgage Fund Class 4	4,389,761	404,845	4,794,606	—	141	4,794,465
American Funds New World Fund Class 1	2,066,768	1,615	2,068,383	—	44	2,068,339
American Funds New World Fund Class 4	9,787,023	12,370	9,799,393	—	325	9,799,068
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	127,306	—	127,306	—	3	127,303
BlackRock Global Allocation V.I. Fund Class I	2,832,406	—	2,832,406	—	48	2,832,358
BlackRock Global Allocation V.I. Fund Class III	1,199,313,281	—	1,199,313,281	40,861	56,485	1,199,215,935
BlackRock iShares Alternative Strategies V.I. Fund Class III	515,446	—	515,446	—	17	515,429
ClearBridge Variable Aggressive Growth Portfolio Class I	188,488	—	188,488	—	2	188,486
ClearBridge Variable Aggressive Growth Portfolio Class II	17,749,263	16,545	17,765,808	—	571	17,765,237
ClearBridge Variable Mid Cap Core Portfolio Class I	176,723	—	176,723	—	3	176,720
ClearBridge Variable Mid Cap Core Portfolio Class II	17,248,634	39,107	17,287,741	—	631	17,287,110
Delaware VIP Diversified Income Series Standard Class	3,249,670	7,877	3,257,547	—	71	3,257,476
Delaware VIP Diversified Income Series Service Class	1,689,879,608	1,945,470	1,691,825,078	—	74,641	1,691,750,437
Delaware VIP Emerging Markets Series Service Class	277,945,189	—	277,945,189	192,297	12,510	277,740,382
Delaware VIP High Yield Series Standard Class	3,371,274	—	3,371,274	4	133	3,371,137
Delaware VIP High Yield Series Service Class	141,907,441	95,969	142,003,410	—	6,604	141,996,806
Delaware VIP International Value Equity Series Standard Class	151,791	—	151,791	—	6	151,785
Delaware VIP Limited-Term Diversified Income Series Standard Class	1,136,815	—	1,136,815	—	38	1,136,777
Delaware VIP Limited-Term Diversified Income Series Service Class	1,323,405,428	—	1,323,405,428	241,056	48,914	1,323,115,458
Delaware VIP REIT Series Standard Class	3,944,556	—	3,944,556	—	152	3,944,404
Delaware VIP REIT Series Service Class	163,380,007	6,729	163,386,736	—	7,415	163,379,321
Delaware VIP Small Cap Value Series Standard Class	6,365,699	1,575	6,367,274	—	248	6,367,026
Delaware VIP Small Cap Value Series Service Class	301,262,856	—	301,262,856	118,305	13,776	301,130,775

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Delaware VIP Smid Cap Growth Series Standard Class	$7,913,487	$—	$7,913,487	$71	$307	$7,913,109
Delaware VIP Smid Cap Growth Series Service Class	170,308,318	—	170,308,318	57,979	7,785	170,242,554
Delaware VIP U.S. Growth Series Service Class	351,773,924	—	351,773,924	134,405	11,325	351,628,194
Delaware VIP Value Series Standard Class	6,159,971	—	6,159,971	—	242	6,159,729
Delaware VIP Value Series Service Class	262,344,673	—	262,344,673	116,987	12,219	262,215,467
Deutsche Alternative Asset Allocation VIP Portfolio A	920,569	—	920,569	—	26	920,543
Deutsche Alternative Asset Allocation VIP Portfolio B	53,941,144	20,318	53,961,462	—	2,455	53,959,007
Deutsche Equity 500 Index VIP Portfolio A	6,242,369	—	6,242,369	—	282	6,242,087
Deutsche Small Cap Index VIP Portfolio A	3,513,073	10	3,513,083	—	152	3,512,931
Eaton Vance VT Floating-Rate Income Fund Initial Class	6,747,682	7,126	6,754,808	—	224	6,754,584
Eaton Vance VT Floating-Rate Income Fund Advisor Class	2,053,905	—	2,053,905	—	23	2,053,882
Fidelity VIP Contrafund Portfolio Initial Class	285,826	3,151	288,977	—	3	288,974
Fidelity VIP Contrafund Portfolio Service Class 2	1,042,522,033	—	1,042,522,033	102,136	47,004	1,042,372,893
Fidelity VIP Growth Portfolio Initial Class	5,178,631	—	5,178,631	5,988	201	5,172,442
Fidelity VIP Growth Portfolio Service Class 2	165,699,752	13,424	165,713,176	—	7,695	165,705,481
Fidelity VIP Mid Cap Portfolio Initial Class	627,600	1,969	629,569	—	8	629,561
Fidelity VIP Mid Cap Portfolio Service Class 2	502,080,325	6,369	502,086,694	—	22,258	502,064,436
Fidelity VIP Strategic Income Portfolio Initial Class	169,678	—	169,678	—	2	169,676
Fidelity VIP Strategic Income Portfolio Service Class 2	1,884,164	21,215	1,905,379	—	62	1,905,317
First Trust Multi Income Allocation Portfolio Class I	2,903,936	—	2,903,936	—	106	2,903,830
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	8,839,983	8,845	8,848,828	—	334	8,848,494
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	5,917	—	5,917	—	—	5,917
Franklin Founding Funds Allocation VIP Fund Class 4	3,901,906	—	3,901,906	—	133	3,901,773
Franklin Income VIP Fund Class 1	56,788	—	56,788	—	1	56,787
Franklin Income VIP Fund Class 2	546,715,515	—	546,715,515	115,362	23,479	546,576,674
Franklin Income VIP Fund Class 4	16,813,069	—	16,813,069	88,159	553	16,724,357
Franklin Mutual Shares VIP Fund Class 1	42,697	—	42,697	—	1	42,696
Franklin Mutual Shares VIP Fund Class 2	722,400,943	—	722,400,943	167,467	24,249	722,209,227
Franklin Mutual Shares VIP Fund Class 4	3,440,109	—	3,440,109	—	113	3,439,996
Franklin Rising Dividends VIP Fund Class 1	403,474	—	403,474	—	4	403,470
Franklin Rising Dividends VIP Fund Class 4	8,143,920	—	8,143,920	—	279	8,143,641
Franklin Small Cap Value VIP Fund Class 1	273,523	—	273,523	—	3	273,520
Franklin Small Cap Value VIP Fund Class 4	2,302,744	—	2,302,744	—	79	2,302,665
Franklin Small-Mid Cap Growth VIP Fund Class 1	5,227	—	5,227	—	—	5,227
Franklin Small-Mid Cap Growth VIP Fund Class 2	9,121	—	9,121	9,121	—	—
Franklin Small-Mid Cap Growth VIP Fund Class 4	2,101,254	—	2,101,254	—	66	2,101,188

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Goldman Sachs VIT Large Cap Value Fund Service Class	$152,806,375	$—	$152,806,375	$56,478	$4,073	$152,745,824
Goldman Sachs VIT Money Market Fund Institutional Class	829,049	—	829,049	—	9	829,040
Goldman Sachs VIT Money Market Fund Service Class	35,933,221	11,929	35,945,150	—	1,209	35,943,941
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	2,503,958	—	2,503,958	—	82	2,503,876
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class	28,443	—	28,443	—	—	28,443
Goldman Sachs VIT Strategic Income Fund Advisor Class	3,727,255	—	3,727,255	—	128	3,727,127
Guggenheim Long Short Equity Fund	3,484,584	—	3,484,584	—	111	3,484,473
Guggenheim Multi-Hedge Strategies Fund	3,494,436	9,870	3,504,306	—	112	3,504,194
Hartford Capital Appreciation HLS Fund Class IA	79,901	—	79,901	—	1	79,900
Hartford Capital Appreciation HLS Fund Class IC	6,097,509	10,689	6,108,198	—	212	6,107,986
Huntington VA Dividend Capture Fund	1,182,914	—	1,182,914	—	44	1,182,870
Invesco V.I. American Franchise Fund Series I	2,552,946	—	2,552,946	—	101	2,552,845
Invesco V.I. American Franchise Fund Series II	1,394,265	6	1,394,271	—	65	1,394,206
Invesco V.I. Balanced-Risk Allocation Fund Series I	181,223	—	181,223	—	2	181,221
Invesco V.I. Balanced-Risk Allocation Fund Series II	6,040,401	—	6,040,401	—	208	6,040,193
Invesco V.I. Comstock Fund Series I	70,545	5,514	76,059	—	1	76,058
Invesco V.I. Comstock Fund Series II	2,236,390	14,252	2,250,642	—	66	2,250,576
Invesco V.I. Core Equity Fund Series I	6,827,733	—	6,827,733	190	276	6,827,267
Invesco V.I. Core Equity Fund Series II	1,779,915	—	1,779,915	24	78	1,779,813
Invesco V.I. Diversified Dividend Fund Series I	28,870	—	28,870	—	—	28,870
Invesco V.I. Diversified Dividend Fund Series II	5,303,781	20,486	5,324,267	—	171	5,324,096
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	9,448	—	9,448	—	—	9,448
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	8,844,379	—	8,844,379	—	306	8,844,073
Invesco V.I. Equity and Income Fund Series II	4,478,014	—	4,478,014	—	154	4,477,860
Invesco V.I. International Growth Fund Series I	2,279,728	—	2,279,728	—	84	2,279,644
Invesco V.I. International Growth Fund Series II	24,497,641	7,029	24,504,670	—	1,035	24,503,635
Ivy Funds VIP Asset Strategy Portfolio Class A	9,675,581	5,287	9,680,868	—	322	9,680,546
Ivy Funds VIP Energy Portfolio Class A	3,976,011	2,500	3,978,511	—	131	3,978,380
Ivy Funds VIP High Income Portfolio Class A	7,556,867	—	7,556,867	—	250	7,556,617
Ivy Funds VIP Micro Cap Growth Portfolio Class A	1,517,863	—	1,517,863	—	50	1,517,813
Ivy Funds VIP Mid Cap Growth Portfolio Class A	2,967,708	—	2,967,708	4,600	97	2,963,011
Ivy Funds VIP Science and Technology Portfolio Class A	9,643,261	—	9,643,261	—	314	9,642,947
Janus Aspen Balanced Portfolio Service Shares	13,859,565	27	13,859,592	—	623	13,858,969
Janus Aspen Enterprise Portfolio Service Shares	5,622,210	—	5,622,210	13	256	5,621,941
Janus Aspen Global Research Portfolio Service Shares	768,450	—	768,450	—	34	768,416
JPMIT Global Allocation Portfolio Class 2	1,986,099	6,045	1,992,144	—	78	1,992,066
JPMIT Income Builder Portfolio Class 2	253,715	—	253,715	—	9	253,706

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
JPMIT Intrepid Mid Cap Portfolio Class 1	$67,094	$—	$67,094	$—	$1	$67,093
JPMIT Intrepid Mid Cap Portfolio Class 2	5,519,464	19,740	5,539,204	—	185	5,539,019
LVIP American Balanced Allocation Fund Standard Class	9,397,544	—	9,397,544	—	184	9,397,360
LVIP American Balanced Allocation Fund Service Class	12,337,530	41,897	12,379,427	—	431	12,378,996
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	148,188,871	399,922	148,588,793	—	6,811	148,581,982
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	559,814	—	559,814	—	13	559,801
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	14,213,417	411	14,213,828	—	618	14,213,210
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	909,839	—	909,839	—	17	909,822
LVIP American Global Growth Allocation Managed Risk Fund Service Class	53,743,120	14,784	53,757,904	—	2,204	53,755,700
LVIP American Global Growth Fund Service Class II	116,246,943	24,724	116,271,667	—	5,284	116,266,383
LVIP American Global Small Capitalization Fund Service Class II	68,587,248	8,886	68,596,134	—	3,107	68,593,027
LVIP American Growth Allocation Fund Standard Class	1,242,819	—	1,242,819	—	25	1,242,794
LVIP American Growth Allocation Fund Service Class	12,912,485	259,200	13,171,685	—	435	13,171,250
LVIP American Growth Fund Service Class II	322,137,478	—	322,137,478	152,325	14,853	321,970,300
LVIP American Growth-Income Fund Service Class II	273,067,696	—	273,067,696	40,743	12,434	273,014,519
LVIP American Income Allocation Fund Standard Class	6,182	—	6,182	—	—	6,182
LVIP American International Fund Service Class II	137,668,801	—	137,668,801	2,097	6,375	137,660,329
LVIP American Preservation Fund Standard Class	81,312	—	81,312	—	2	81,310
LVIP American Preservation Fund Service Class	3,307,648	—	3,307,648	—	98	3,307,550
LVIP AQR Enhanced Global Strategies Fund Standard Class	14,227	—	14,227	—	—	14,227
LVIP AQR Enhanced Global Strategies Fund Service Class	2,566,213	—	2,566,213	—	84	2,566,129
LVIP Baron Growth Opportunities Fund Standard Class	488,202	—	488,202	—	6	488,196
LVIP Baron Growth Opportunities Fund Service Class	165,608,655	53,298	165,661,953	—	7,640	165,654,313
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	139,429	—	139,429	—	5	139,424
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	212,587,271	340,574	212,927,845	—	9,731	212,918,114
LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class	110,480	—	110,480	—	2	110,478
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	547,055,871	854,664	547,910,535	—	25,500	547,885,035
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class	255,292	—	255,292	—	7	255,285

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	$905,959,057	$—	$905,959,057	$616,075	$43,577	$905,299,405
LVIP BlackRock Inflation Protected Bond Fund Standard Class	653,824	—	653,824	—	15	653,809
LVIP BlackRock Inflation Protected Bond Fund Service Class	741,182,374	138,228	741,320,602	—	32,529	741,288,073
LVIP BlackRock Multi-Asset Income Fund Standard Class	220,489	—	220,489	—	2	220,487
LVIP BlackRock Multi-Asset Income Fund Service Class	3,504,498	19,740	3,524,238	—	121	3,524,117
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	304,565	—	304,565	—	5	304,560
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	26,559,955	88,982	26,648,937	—	1,223	26,647,714
LVIP Clarion Global Real Estate Fund Standard Class	306,768	—	306,768	—	3	306,765
LVIP Clarion Global Real Estate Fund Service Class	105,661,628	—	105,661,628	12,818	4,719	105,644,091
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	50,571,891	165,387	50,737,278	—	2,323	50,734,955
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	68,982	—	68,982	—	2	68,980
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	122,689,465	25,913	122,715,378	—	5,490	122,709,888
LVIP Delaware Bond Fund Standard Class	94,221,641	—	94,221,641	62,177	4,331	94,155,133
LVIP Delaware Bond Fund Service Class	2,822,742,394	991,392	2,823,733,786	—	107,912	2,823,625,874
LVIP Delaware Diversified Floating Rate Fund Standard Class	1,749,472	—	1,749,472	—	47	1,749,425
LVIP Delaware Diversified Floating Rate Fund Service Class	723,070,565	118,240	723,188,805	—	33,659	723,155,146
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	4,810,224	126	4,810,350	—	226	4,810,124
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	14,846,598	—	14,846,598	68,628	722	14,777,248
LVIP Delaware Social Awareness Fund Standard Class	8,194,549	—	8,194,549	12,665	373	8,181,511
LVIP Delaware Social Awareness Fund Service Class	60,641,525	—	60,641,525	62,989	2,680	60,575,856
LVIP Delaware Special Opportunities Fund Service Class	50,649,943	17,854	50,667,797	—	2,227	50,665,570
LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class	1,794,656	—	1,794,656	—	33	1,794,623
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	234,325,875	249,076	234,574,951	—	10,871	234,564,080
LVIP Dimensional International Core Equity Fund Standard Class	341,346	—	341,346	—	5	341,341
LVIP Dimensional International Core Equity Fund Service Class	5,291,285	75,538	5,366,823	—	232	5,366,591
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	942,348	—	942,348	—	16	942,332
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	39,666,417	—	39,666,417	25,377	1,813	39,639,227

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class	$4,437,739	$—	$4,437,739	$—	$74	$4,437,665
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	378,728,122	—	378,728,122	49,411	17,514	378,661,197
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	516,881	—	516,881	—	8	516,873
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	3,483,437	2,500	3,485,937	—	161	3,485,776
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	3,514,239	—	3,514,239	—	72	3,514,167
LVIP Dimensional/Vanguard Total Bond Fund Service Class	408,771,710	46,681	408,818,391	—	18,554	408,799,837
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	9,674	—	9,674	—	—	9,674
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	166,403,323	247,474	166,650,797	—	7,779	166,643,018
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	2,083,785	—	2,083,785	—	73	2,083,712
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	113,700	—	113,700	—	2	113,698
LVIP Global Conservative Allocation Managed Risk Fund Service Class	1,243,741,288	602,773	1,244,344,061	—	58,262	1,244,285,799
LVIP Global Growth Allocation Managed Risk Fund Standard Class	4,002,387	—	4,002,387	—	75	4,002,312
LVIP Global Growth Allocation Managed Risk Fund Service Class	8,411,189,586	—	8,411,189,586	2,562,502	352,561	8,408,274,523
LVIP Global Income Fund Standard Class	47,127	5,907	53,034	—	1	53,033
LVIP Global Income Fund Service Class	598,881,328	288,541	599,169,869	—	26,832	599,143,037
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	767,196	—	767,196	—	26	767,170
LVIP Global Moderate Allocation Managed Risk Fund Service Class	6,625,330,720	—	6,625,330,720	980,494	280,037	6,624,070,189
LVIP Goldman Sachs Income Builder Fund Standard Class	19,182	—	19,182	—	—	19,182
LVIP Goldman Sachs Income Builder Fund Service Class	2,457,757	9,870	2,467,627	—	79	2,467,548
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	111,970,428	160,350	112,130,778	—	5,087	112,125,691
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	73,272	—	73,272	—	2	73,270
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	112,881,024	111,185	112,992,209	—	5,068	112,987,141
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	285,449,314	174,592	285,623,906	—	13,220	285,610,686
LVIP JPMorgan High Yield Fund Standard Class	34,516	—	34,516	—	—	34,516
LVIP JPMorgan High Yield Fund Service Class	144,689,506	—	144,689,506	39,155	5,700	144,644,651
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	202,683	—	202,683	—	4	202,679
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	386,523,782	397,906	386,921,688	—	17,892	386,903,796
LVIP Managed Risk Profile 2010 Fund Service Class	4,820,127	—	4,820,127	—	217	4,819,910

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Managed Risk Profile 2020 Fund Service Class	$10,787,602	$—	$10,787,602	$—	$486	$10,787,116
LVIP Managed Risk Profile 2030 Fund Service Class	6,240,667	—	6,240,667	—	293	6,240,374
LVIP Managed Risk Profile 2040 Fund Service Class	5,466,209	—	5,466,209	—	254	5,465,955
LVIP MFS International Growth Fund Standard Class	21,813	—	21,813	—	—	21,813
LVIP MFS International Growth Fund Service Class	151,437,485	36,389	151,473,874	—	5,487	151,468,387
LVIP MFS International Growth Managed Volatility Fund Service Class	169,081,066	92,202	169,173,268	—	7,971	169,165,297
LVIP MFS Value Fund Standard Class	8,726	—	8,726	—	—	8,726
LVIP MFS Value Fund Service Class	824,046,088	—	824,046,088	114,028	26,948	823,905,112
LVIP Mondrian International Value Fund Standard Class	12,635,049	—	12,635,049	420	599	12,634,030
LVIP Mondrian International Value Fund Service Class	278,707,407	2,495	278,709,902	—	10,615	278,699,287
LVIP Money Market Fund Standard Class	28,819,348	5,086	28,824,434	—	1,292	28,823,142
LVIP Money Market Fund Service Class	243,610,692	117,734	243,728,426	—	10,925	243,717,501
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	19,007,080	18,881	19,025,961	—	857	19,025,104
LVIP PIMCO Low Duration Bond Fund Standard Class	1,511,078	1,181	1,512,259	—	23	1,512,236
LVIP PIMCO Low Duration Bond Fund Service Class	218,874,612	1,201,057	220,075,669	—	9,989	220,065,680
LVIP SSgA Bond Index Fund Standard Class	741,810	—	741,810	—	14	741,796
LVIP SSgA Bond Index Fund Service Class	934,312,631	111,267	934,423,898	—	43,069	934,380,829
LVIP SSgA Conservative Index Allocation Fund Service Class	64,258,706	24,547	64,283,253	—	2,892	64,280,361
LVIP SSgA Conservative Structured Allocation Fund Standard Class	561,465	—	561,465	—	6	561,459
LVIP SSgA Conservative Structured Allocation Fund Service Class	177,005,727	204,474	177,210,201	—	7,882	177,202,319
LVIP SSgA Developed International 150 Fund Standard Class	284,999	—	284,999	—	7	284,992
LVIP SSgA Developed International 150 Fund Service Class	136,727,084	—	136,727,084	8,075	6,316	136,712,693
LVIP SSgA Emerging Markets 100 Fund Standard Class	514,820	—	514,820	—	11	514,809
LVIP SSgA Emerging Markets 100 Fund Service Class	153,164,499	44,009	153,208,508	—	7,039	153,201,469
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class	497,016	—	497,016	—	9	497,007
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	867,095,859	—	867,095,859	879,607	40,792	866,175,460
LVIP SSgA International Index Fund Standard Class	794,451	—	794,451	—	15	794,436
LVIP SSgA International Index Fund Service Class	257,375,999	7,929	257,383,928	—	11,894	257,372,034
LVIP SSgA International Managed Volatility Fund Service Class	79,514,422	103,909	79,618,331	—	3,809	79,614,522
LVIP SSgA Large Cap 100 Fund Standard Class	1,674,515	—	1,674,515	—	51	1,674,464

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSgA Large Cap 100 Fund Service Class	$286,669,679	$—	$286,669,679	$61,997	$13,433	$286,594,249
LVIP SSgA Large Cap Managed Volatility Fund Standard Class	31,052	—	31,052	—	1	31,051
LVIP SSgA Large Cap Managed Volatility Fund Service Class	172,337,868	303,586	172,641,454	—	8,012	172,633,442
LVIP SSgA Moderate Index Allocation Fund Service Class	189,124,552	—	189,124,552	104,918	8,638	189,010,996
LVIP SSgA Moderate Structured Allocation Fund Standard Class	169,230	—	169,230	—	2	169,228
LVIP SSgA Moderate Structured Allocation Fund Service Class	752,694,561	—	752,694,561	30,064	34,271	752,630,226
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	158,045,699	—	158,045,699	18,381	7,175	158,020,143
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	404,291,799	—	404,291,799	475,400	18,710	403,797,689
LVIP SSgA S&P 500 Index Fund Standard Class	32,697,971	499	32,698,470	—	1,303	32,697,167
LVIP SSgA S&P 500 Index Fund Service Class	856,146,676	—	856,146,676	296,606	39,605	855,810,465
LVIP SSgA Small-Cap Index Fund Standard Class	2,000,632	—	2,000,632	42	37	2,000,553
LVIP SSgA Small-Cap Index Fund Service Class	251,944,524	—	251,944,524	173,649	11,510	251,759,365
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	155,925	—	155,925	—	3	155,922
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	173,215,537	606,877	173,822,414	—	8,093	173,814,321
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	1,642,961	—	1,642,961	—	47	1,642,914
LVIP SSgA Small-Mid Cap 200 Fund Service Class	108,190,371	5,920	108,196,291	—	5,017	108,191,274
LVIP T. Rowe Price Growth Stock Fund Standard Class	109,467	5,514	114,981	—	1	114,980
LVIP T. Rowe Price Growth Stock Fund Service Class	258,928,321	59,514	258,987,835	—	11,657	258,976,178
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	2,836,415	—	2,836,415	12	139	2,836,264
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	115,084,402	167,240	115,251,642	—	5,196	115,246,446
LVIP Templeton Growth Managed Volatility Fund Service Class	683,652,815	347,711	684,000,526	—	31,511	683,969,015
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	33,059	—	33,059	—	1	33,058
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	233,622,149	1,546,948	235,169,097	—	9,658	235,159,439
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	2,331,664	14	2,331,678	—	122	2,331,556
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	357,084,551	1,154,170	358,238,721	—	16,588	358,222,133
LVIP Vanguard Domestic Equity ETF Fund Standard Class	530,634	—	530,634	—	15	530,619
LVIP Vanguard Domestic Equity ETF Fund Service Class	108,003,998	—	108,003,998	24,376	4,669	107,974,953
LVIP Vanguard International Equity ETF Fund Standard Class	685,565	—	685,565	—	16	685,549
See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Vanguard International Equity ETF Fund Service Class	$67,206,656	$—	$67,206,656	$18,974	$2,932	$67,184,750
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	621,404	—	621,404	—	12	621,392
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	411,464,172	795,187	412,259,359	—	19,233	412,240,126
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	87,499	—	87,499	—	2	87,497
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	66,788,469	113,249	66,901,718	—	3,099	66,898,619
LVIP Wellington Capital Growth Fund Service Class	313,571,410	—	313,571,410	82,785	9,198	313,479,427
LVIP Wellington Mid-Cap Value Fund Service Class	74,359,374	40,959	74,400,333	—	3,305	74,397,028
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	7,167,994	4,422	7,172,416	—	213	7,172,203
Lord Abbett Series Fund Developing Growth Portfolio Class VC	3,562,847	1,575	3,564,422	—	117	3,564,305
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	14,588,246	—	14,588,246	2,308	386	14,585,552
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	13,174,429	11,464	13,185,893	—	425	13,185,468
MFS VIT Growth Series Initial Class	3,321,389	—	3,321,389	121	129	3,321,139
MFS VIT Growth Series Service Class	64,052,449	38,408	64,090,857	—	2,444	64,088,413
MFS VIT Total Return Series Initial Class	7,565,827	—	7,565,827	83	299	7,565,445
MFS VIT Total Return Series Service Class	4,724	—	4,724	—	—	4,724
MFS VIT Utilities Series Initial Class	7,611,627	—	7,611,627	175	291	7,611,161
MFS VIT Utilities Series Service Class	187,672,737	—	187,672,737	188,931	8,127	187,475,679
MFS VIT II Core Equity Portfolio Service Class	2,351,113	—	2,351,113	906	106	2,350,101
MFS VIT II International Value Series Initial Class	156,902	—	156,902	—	2	156,900
MFS VIT II International Value Series Service Class	10,554,542	33,931	10,588,473	—	344	10,588,129
Morgan Stanley UIF Capital Growth Portfolio Class II	1,801,372	—	1,801,372	—	49	1,801,323
NB AMT Mid Cap Intrinsic Value Portfolio I Class	29,226,178	—	29,226,178	84,886	1,354	29,139,938
Oppenheimer Global Fund/VA Service Shares	7,987,112	—	7,987,112	1,073	217	7,985,822
Oppenheimer International Growth Fund/VA Non-Service Shares	554,995	—	554,995	—	7	554,988
Oppenheimer International Growth Fund/VA Service Shares	5,917,093	11,844	5,928,937	—	193	5,928,744
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	36,248	—	36,248	—	—	36,248
Oppenheimer Main Street Small Cap Fund/VA Service Shares	4,482,599	13,483	4,496,082	—	153	4,495,929
PIMCO VIT All Asset All Authority Portfolio Advisor Class	891,091	—	891,091	—	33	891,058
PIMCO VIT All Asset All Authority Portfolio Institutional Class	195,481	—	195,481	—	2	195,479
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	9,722,159	7,352	9,729,511	—	386	9,729,125

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	$28,443	$—	$28,443	$—	$—	$28,443
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	1,430,295	2,500	1,432,795	—	46	1,432,749
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	6,547	—	6,547	—	—	6,547
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	2,654,528	2,500	2,657,028	—	91	2,656,937
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	22,095	—	22,095	—	—	22,095
Putnam VT Absolute Return 500 Fund Class IA	9,644	—	9,644	—	—	9,644
Putnam VT Absolute Return 500 Fund Class IB	2,402,903	—	2,402,903	259	79	2,402,565
Putnam VT Global Health Care Fund Class IA	19,563	—	19,563	—	—	19,563
Putnam VT Global Health Care Fund Class IB	9,746,644	14,872	9,761,516	—	374	9,761,142
Putnam VT Growth & Income Fund Class IB	1,229,206	—	1,229,206	4	56	1,229,146
Putnam VT Income Fund Class IB	2,051,729	—	2,051,729	—	68	2,051,661
SIPT VP Market Growth Strategy Fund Class III	797,946	—	797,946	—	28	797,918
SIPT VP Market Plus Strategy Fund Class III	1,444,055	—	1,444,055	—	48	1,444,007
Templeton Foreign VIP Fund Class 1	19,246	—	19,246	—	—	19,246
Templeton Foreign VIP Fund Class 4	1,582,465	—	1,582,465	—	52	1,582,413
Templeton Global Bond VIP Fund Class 1	1,555,058	—	1,555,058	—	18	1,555,040
Templeton Global Bond VIP Fund Class 2	396,275,121	—	396,275,121	87,140	17,309	396,170,672
Templeton Global Bond VIP Fund Class 4	12,861,251	13,781	12,875,032	—	430	12,874,602
Templeton Growth VIP Fund Class 2	30,948,959	—	30,948,959	32,957	1,443	30,914,559
Transparent Value Directional Allocation VI Portfolio Class I	33,213	—	33,213	—	—	33,213
Transparent Value Directional Allocation VI Portfolio Class II	7,738,991	—	7,738,991	—	268	7,738,723
UIF Global Infrastructure Portfolio Class I	44,586	—	44,586	—	—	44,586
UIF Global Infrastructure Portfolio Class II	3,186,160	25,853	3,212,013	—	104	3,211,909
Van Eck VIP Global Hard Assets Fund Class S	1,241,268	—	1,241,268	—	37	1,241,231
Van Eck VIP Global Hard Assets Fund Initial Class	226,311	—	226,311	—	2	226,309
Virtus VIT Multi-Sector Fixed Income Series Class A	6,280,085	30,729	6,310,814	—	222	6,310,592
Virtus VIT Multi-Sector Fixed Income Series Class I	12,189	—	12,189	—	—	12,189
Virtus VIT Equity Trends Series Class A	3,361,299	—	3,361,299	—	109	3,361,190

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Life Variable Annuity Account N

Statements of operations

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio Class B	$—	$(496,178)	$(496,178)	$1,829,426
AB VPS Growth and Income Portfolio Class B	—	(21)	(21)	2,912
AB VPS International Value Portfolio Class B	118	(112)	6	1,703
AB VPS Large Cap Growth Portfolio Class B	—	(176,342)	(176,342)	870,532
AB VPS Small/Mid Cap Value Portfolio Class A	548	(275)	273	135
AB VPS Small/Mid Cap Value Portfolio Class B	953,764	(2,992,588)	(2,038,824)	3,891,034
Alps|Alerian Energy Infrastructure Portfolio Class I	2,478	(1,216)	1,262	(49,040)
Alps|Alerian Energy Infrastructure Portfolio Class III	22,376	(29,288)	(6,912)	(209,405)
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	2,166	(10,768)	(8,602)	(8,115)
Alps|Stadion Tactical Defensive Portfolio Class I	262	(524)	(262)	(10,092)
Alps|Stadion Tactical Defensive Portfolio Class III	4,219	(42,149)	(37,930)	(27,193)
Alps|Stadion Tactical Growth Portfolio Class III	—	(4,680)	(4,680)	(314)
American Century VP Inflation Protection Fund Class II	—	(7)	(7)	14
American Funds Asset Allocation Fund Class 1	49,990	(12,891)	37,099	5
American Funds Asset Allocation Fund Class 4	730,779	(297,101)	433,678	(63,960)
American Funds Blue Chip Income and Growth Fund Class 1	55,185	(20,932)	34,253	12,227
American Funds Blue Chip Income and Growth Fund Class 4	168,260	(81,111)	87,149	(136,157)
American Funds Bond Fund Class 1	45,928	(18,008)	27,920	(143)
American Funds Capital Income Builder Fund Class 1	9,859	(1,418)	8,441	(4,226)
American Funds Capital Income Builder Fund Class 4	218,723	(101,617)	117,106	(35,967)
American Funds Global Balanced Fund Class 1	4,147	(2,460)	1,687	211
American Funds Global Bond Fund Class 1	1,638	(16,119)	(14,481)	(8,809)
American Funds Global Growth Fund Class 1	24,377	(11,189)	13,188	2,091
American Funds Global Growth Fund Class 2	3,094,470	(4,734,861)	(1,640,391)	11,010,813
American Funds Global Growth Fund Class 4	122,992	(82,571)	40,421	(113,492)
American Funds Global Growth and Income Fund Class 1	18,032	(7,045)	10,987	767
American Funds Global Small Capitalization Fund Class 1	—	(5,612)	(5,612)	1,958
American Funds Global Small Capitalization Fund Class 2	—	(5,619,397)	(5,619,397)	20,717,298
American Funds Global Small Capitalization Fund Class 4	—	(36,603)	(36,603)	(47,080)
American Funds Growth Fund Class 1	49,323	(44,556)	4,767	(14,317)
American Funds Growth Fund Class 2	8,798,425	(24,891,681)	(16,093,256)	75,949,484
American Funds Growth Fund Class 4	203,371	(204,647)	(1,276)	(187,144)
American Funds Growth-Income Fund Class 1	47,211	(22,110)	25,101	(23,380)
American Funds Growth-Income Fund Class 2	25,307,322	(28,952,355)	(3,645,033)	79,731,463
American Funds Growth-Income Fund Class 4	274,261	(149,072)	125,189	(326,405)
American Funds High-Income Bond Fund Class 1	56,293	(7,781)	48,512	(4,285)
American Funds International Fund Class 1	53,823	(16,539)	37,284	(236)
American Funds International Fund Class 2	10,789,761	(10,442,709)	347,052	12,722,903
American Funds International Fund Class 4	149,797	(90,023)	59,774	(124,825)
American Funds International Growth and Income Fund Class 1	37,956	(13,673)	24,283	(11,085)
American Funds Managed Risk Asset Allocation Fund Class P1	14,448	(5,002)	9,446	340
American Funds Managed Risk Asset Allocation Fund Class P2	303,759	(263,409)	40,350	(34,584)
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	509	(1,066)	(557)	405
American Funds Managed Risk Growth Fund Class P1	—	(374)	(374)	2,734
American Funds Managed Risk Growth-Income Fund Class P1	82	(367)	(285)	(75)
American Funds Managed Risk International Fund Class P1	3	(139)	(136)	(4)
American Funds Mortgage Fund Class 1	4,114	(2,945)	1,169	1,420
American Funds Mortgage Fund Class 4	57,761	(18,717)	39,044	(6,557)
American Funds New World Fund Class 1	16,740	(15,296)	1,444	(22,306)
American Funds New World Fund Class 4	40,253	(72,847)	(32,594)	(139,724)
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	2,150	(1,644)	506	1,151
BlackRock Global Allocation V.I. Fund Class I	28,930	(13,782)	15,148	(6,190)
BlackRock Global Allocation V.I. Fund Class III	13,076,411	(21,998,446)	(8,922,035)	670,885
BlackRock iShares Alternative Strategies V.I. Fund Class III	15,112	(1,756)	13,356	(150)
ClearBridge Variable Aggressive Growth Portfolio Class I	708	(848)	(140)	(2,429)
ClearBridge Variable Aggressive Growth Portfolio Class II	13,672	(143,332)	(129,660)	(99,101)
ClearBridge Variable Mid Cap Core Portfolio Class I	92	(855)	(763)	428

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio Class B	$—	$1,829,426	$(1,086,461)	$246,787
AB VPS Growth and Income Portfolio Class B	—	2,912	—	2,891
AB VPS International Value Portfolio Class B	—	1,703	81	1,790
AB VPS Large Cap Growth Portfolio Class B	998,996	1,869,528	(792,491)	900,695
AB VPS Small/Mid Cap Value Portfolio Class A	11,129	11,264	(15,681)	(4,144)
AB VPS Small/Mid Cap Value Portfolio Class B	29,344,010	33,235,044	(44,316,783)	(13,120,563)
Alps|Alerian Energy Infrastructure Portfolio Class I	4,679	(44,361)	(90,918)	(134,017)
Alps|Alerian Energy Infrastructure Portfolio Class III	59,323	(150,082)	(1,068,847)	(1,225,841)
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	1,582	(6,533)	(127,576)	(142,711)
Alps|Stadion Tactical Defensive Portfolio Class I	—	(10,092)	(470)	(10,824)
Alps|Stadion Tactical Defensive Portfolio Class III	—	(27,193)	(330,756)	(395,879)
Alps|Stadion Tactical Growth Portfolio Class III	—	(314)	(28,814)	(33,808)
American Century VP Inflation Protection Fund Class II	—	14	(9)	(2)
American Funds Asset Allocation Fund Class 1	103,279	103,284	(140,852)	(469)
American Funds Asset Allocation Fund Class 4	1,280,524	1,216,564	(1,927,419)	(277,177)
American Funds Blue Chip Income and Growth Fund Class 1	238,659	250,886	(370,193)	(85,054)
American Funds Blue Chip Income and Growth Fund Class 4	653,089	516,932	(1,008,700)	(404,619)
American Funds Bond Fund Class 1	41,699	41,556	(77,071)	(7,595)
American Funds Capital Income Builder Fund Class 1	—	(4,226)	(15,881)	(11,666)
American Funds Capital Income Builder Fund Class 4	—	(35,967)	(492,865)	(411,726)
American Funds Global Balanced Fund Class 1	4,319	4,530	(10,243)	(4,026)
American Funds Global Bond Fund Class 1	46,607	37,798	(106,272)	(82,955)
American Funds Global Growth Fund Class 1	143,829	145,920	(94,433)	64,675
American Funds Global Growth Fund Class 2	29,236,541	40,247,354	(22,655,981)	15,950,982
American Funds Global Growth Fund Class 4	653,153	539,661	(658,001)	(77,919)
American Funds Global Growth and Income Fund Class 1	—	767	(38,135)	(26,381)
American Funds Global Small Capitalization Fund Class 1	52,947	54,905	(53,520)	(4,227)
American Funds Global Small Capitalization Fund Class 2	33,442,170	54,159,468	(48,944,448)	(404,377)
American Funds Global Small Capitalization Fund Class 4	230,871	183,791	(513,623)	(366,435)
American Funds Growth Fund Class 1	1,134,128	1,119,811	(784,874)	339,704
American Funds Growth Fund Class 2	313,826,010	389,775,494	(294,706,259)	78,975,979
American Funds Growth Fund Class 4	3,233,315	3,046,171	(2,523,588)	521,307
American Funds Growth-Income Fund Class 1	431,522	408,142	(406,044)	27,199
American Funds Growth-Income Fund Class 2	289,095,445	368,826,908	(361,724,365)	3,457,510
American Funds Growth-Income Fund Class 4	1,786,838	1,460,433	(1,873,975)	(288,353)
American Funds High-Income Bond Fund Class 1	—	(4,285)	(119,385)	(75,158)
American Funds International Fund Class 1	124,635	124,399	(300,189)	(138,506)
American Funds International Fund Class 2	40,713,899	53,436,802	(93,717,795)	(39,933,941)
American Funds International Fund Class 4	418,022	293,197	(1,310,123)	(957,152)
American Funds International Growth and Income Fund Class 1	33,506	22,421	(148,260)	(101,556)
American Funds Managed Risk Asset Allocation Fund Class P1	15,677	16,017	(38,232)	(12,769)
American Funds Managed Risk Asset Allocation Fund Class P2	341,423	306,839	(913,583)	(566,394)
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	—	405	(7,336)	(7,488)
American Funds Managed Risk Growth Fund Class P1	—	2,734	(899)	1,461
American Funds Managed Risk Growth-Income Fund Class P1	—	(75)	(805)	(1,165)
American Funds Managed Risk International Fund Class P1	—	(4)	(1,709)	(1,849)
American Funds Mortgage Fund Class 1	3,234	4,654	(3,325)	2,498
American Funds Mortgage Fund Class 4	16,816	10,259	(67,259)	(17,956)
American Funds New World Fund Class 1	104,164	81,858	(164,508)	(81,206)
American Funds New World Fund Class 4	348,626	208,902	(725,964)	(549,656)
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	1,538	2,689	(1,438)	1,757
BlackRock Global Allocation V.I. Fund Class I	141,375	135,185	(192,513)	(42,180)
BlackRock Global Allocation V.I. Fund Class III	74,126,033	74,796,918	(98,426,823)	(32,551,940)
BlackRock iShares Alternative Strategies V.I. Fund Class III	—	(150)	(20,025)	(6,819)
ClearBridge Variable Aggressive Growth Portfolio Class I	20,061	17,632	(25,028)	(7,536)
ClearBridge Variable Aggressive Growth Portfolio Class II	1,880,385	1,781,284	(2,686,880)	(1,035,256)
ClearBridge Variable Mid Cap Core Portfolio Class I	10,475	10,903	(12,870)	(2,730)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
ClearBridge Variable Mid Cap Core Portfolio Class II	$7,549	$(210,979)	$(203,430)	$360,640
Delaware VIP Diversified Income Series Standard Class	78,442	(21,269)	57,173	(9,723)
Delaware VIP Diversified Income Series Service Class	48,406,370	(28,161,647)	20,244,723	(2,467,315)
Delaware VIP Emerging Markets Series Standard Class	—	(5)	(5)	(158)
Delaware VIP Emerging Markets Series Service Class	1,818,538	(5,105,655)	(3,287,117)	(3,262,888)
Delaware VIP High Yield Series Standard Class	272,905	(60,964)	211,941	(300,901)
Delaware VIP High Yield Series Service Class	11,292,783	(2,880,860)	8,411,923	(3,049,151)
Delaware VIP International Value Equity Series Standard Class	3,803	(2,854)	949	(14,429)
Delaware VIP Limited-Term Diversified Income Series Standard Class	19,604	(14,548)	5,056	(718)
Delaware VIP Limited-Term Diversified Income Series Service Class	19,589,649	(18,212,116)	1,377,533	(2,109,652)
Delaware VIP REIT Series Standard Class	57,400	(66,987)	(9,587)	419,033
Delaware VIP REIT Series Service Class	1,691,685	(2,811,825)	(1,120,140)	9,300,069
Delaware VIP Small Cap Value Series Standard Class	52,041	(100,684)	(48,643)	215,521
Delaware VIP Small Cap Value Series Service Class	1,576,350	(5,541,237)	(3,964,887)	9,019,532
Delaware VIP Smid Cap Growth Series Standard Class	32,395	(119,223)	(86,828)	326,981
Delaware VIP Smid Cap Growth Series Service Class	248,804	(2,589,207)	(2,340,403)	4,354,562
Delaware VIP U.S. Growth Series Service Class	1,245,945	(4,161,604)	(2,915,659)	16,000,248
Delaware VIP Value Series Standard Class	118,039	(96,127)	21,912	376,261
Delaware VIP Value Series Service Class	4,196,572	(4,727,060)	(530,488)	17,983,414
Deutsche Alternative Asset Allocation VIP Portfolio A	26,032	(9,735)	16,297	(2,810)
Deutsche Alternative Asset Allocation VIP Portfolio B	1,507,497	(929,873)	577,624	(164,123)
Deutsche Equity 500 Index VIP Portfolio A	111,737	(110,103)	1,634	418,084
Deutsche Small Cap Index VIP Portfolio A	41,981	(62,281)	(20,300)	148,995
Eaton Vance VT Floating-Rate Income Fund Initial Class	118,683	(43,474)	75,209	(16,515)
Eaton Vance VT Floating-Rate Income Fund Advisor Class	32,172	(3,821)	28,351	(1,341)
Fidelity VIP Contrafund Portfolio Initial Class	2,866	(1,046)	1,820	(125)
Fidelity VIP Contrafund Portfolio Service Class 2	8,655,204	(17,999,822)	(9,344,618)	41,609,128
Fidelity VIP Growth Portfolio Initial Class	13,531	(75,122)	(61,591)	223,897
Fidelity VIP Growth Portfolio Service Class 2	53,352	(2,823,185)	(2,769,833)	8,910,698
Fidelity VIP Mid Cap Portfolio Initial Class	2,987	(2,693)	294	(615)
Fidelity VIP Mid Cap Portfolio Service Class 2	1,338,214	(8,678,894)	(7,340,680)	7,289,827
Fidelity VIP Overseas Portfolio Service Class 2	—	(15)	(15)	2,243
Fidelity VIP Strategic Income Portfolio Initial Class	4,886	(201)	4,685	(2)
Fidelity VIP Strategic Income Portfolio Service Class 2	36,963	(5,676)	31,287	(1,836)
First Trust Multi Income Allocation Portfolio Class I	54,779	(23,883)	30,896	(25,739)
First Trust Multi Income Allocation Portfolio Class II	5	(4)	1	(44)
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	182,452	(64,453)	117,999	(1,881)
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	121	(10)	111	—
Franklin Founding Funds Allocation VIP Fund Class 4	218,245	(82,122)	136,123	(551,173)
Franklin Income VIP Fund Class 1	—	(68)	(68)	—
Franklin Income VIP Fund Class 2	28,332,211	(9,587,742)	18,744,469	772,492
Franklin Income VIP Fund Class 4	551,717	(155,790)	395,927	(216,991)
Franklin Mutual Shares VIP Fund Class 1	1,499	(175)	1,324	(64)
Franklin Mutual Shares VIP Fund Class 2	23,890,017	(9,579,978)	14,310,039	24,451,546
Franklin Mutual Shares VIP Fund Class 4	84,700	(27,944)	56,756	(37,806)
Franklin Rising Dividends VIP Fund Class 1	4,963	(1,114)	3,849	(5,042)
Franklin Rising Dividends VIP Fund Class 4	82,987	(72,059)	10,928	(77,091)
Franklin Small Cap Value VIP Fund Class 1	2,582	(1,136)	1,446	34
Franklin Small Cap Value VIP Fund Class 4	9,382	(20,347)	(10,965)	(49,934)
Franklin Small-Mid Cap Growth VIP Fund Class 1	—	(19)	(19)	(18)
Franklin Small-Mid Cap Growth VIP Fund Class 2	—	(4)	(4)	29
Franklin Small-Mid Cap Growth VIP Fund Class 4	—	(19,521)	(19,521)	(175,782)
Goldman Sachs VIT Large Cap Value Fund Service Class	1,907,270	(1,567,594)	339,676	1,544,176
Goldman Sachs VIT Money Market Fund Institutional Class	84	(1,385)	(1,301)	—
Goldman Sachs VIT Money Market Fund Service Class	1,578	(318,214)	(316,636)	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	47,776	(24,384)	23,392	(44,358)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class	619	(118)	501	(43)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
ClearBridge Variable Mid Cap Core Portfolio Class II	$990,089	$1,350,729	$(787,774)	$359,525
Delaware VIP Diversified Income Series Standard Class	28,786	19,063	(152,088)	(75,852)
Delaware VIP Diversified Income Series Service Class	19,362,548	16,895,233	(89,389,016)	(52,249,060)
Delaware VIP Emerging Markets Series Standard Class	—	(158)	188	25
Delaware VIP Emerging Markets Series Service Class	6,364,884	3,101,996	(51,023,845)	(51,208,966)
Delaware VIP High Yield Series Standard Class	57,222	(243,679)	(298,935)	(330,673)
Delaware VIP High Yield Series Service Class	2,467,331	(581,820)	(21,148,178)	(13,318,075)
Delaware VIP International Value Equity Series Standard Class	—	(14,429)	3,595	(9,885)
Delaware VIP Limited-Term Diversified Income Series Standard Class	—	(718)	(9,555)	(5,217)
Delaware VIP Limited-Term Diversified Income Series Service Class	—	(2,109,652)	(8,867,490)	(9,599,609)
Delaware VIP REIT Series Standard Class	—	419,033	(327,357)	82,089
Delaware VIP REIT Series Service Class	—	9,300,069	(5,684,534)	2,495,395
Delaware VIP Small Cap Value Series Standard Class	756,611	972,132	(1,454,056)	(530,567)
Delaware VIP Small Cap Value Series Service Class	35,373,645	44,393,177	(66,744,536)	(26,316,246)
Delaware VIP Smid Cap Growth Series Standard Class	694,874	1,021,855	(443,012)	492,015
Delaware VIP Smid Cap Growth Series Service Class	12,808,442	17,163,004	(6,605,814)	8,216,787
Delaware VIP U.S. Growth Series Service Class	28,552,907	44,553,155	(27,691,711)	13,945,785
Delaware VIP Value Series Standard Class	—	376,261	(520,632)	(122,459)
Delaware VIP Value Series Service Class	—	17,983,414	(23,858,486)	(6,405,560)
Deutsche Alternative Asset Allocation VIP Portfolio A	1,913	(897)	(85,768)	(70,368)
Deutsche Alternative Asset Allocation VIP Portfolio B	121,339	(42,784)	(5,224,558)	(4,689,718)
Deutsche Equity 500 Index VIP Portfolio A	311,236	729,320	(767,435)	(36,481)
Deutsche Small Cap Index VIP Portfolio A	302,344	451,339	(651,828)	(220,789)
Eaton Vance VT Floating-Rate Income Fund Initial Class	—	(16,515)	(233,270)	(174,576)
Eaton Vance VT Floating-Rate Income Fund Advisor Class	—	(1,341)	(68,550)	(41,540)
Fidelity VIP Contrafund Portfolio Initial Class	16,429	16,304	(19,907)	(1,783)
Fidelity VIP Contrafund Portfolio Service Class 2	100,440,214	142,049,342	(144,484,225)	(11,779,501)
Fidelity VIP Growth Portfolio Initial Class	166,974	390,871	(32,209)	297,071
Fidelity VIP Growth Portfolio Service Class 2	5,036,626	13,947,324	(3,139,534)	8,037,957
Fidelity VIP Mid Cap Portfolio Initial Class	69,340	68,725	(78,181)	(9,162)
Fidelity VIP Mid Cap Portfolio Service Class 2	65,589,530	72,879,357	(81,540,433)	(16,001,756)
Fidelity VIP Overseas Portfolio Service Class 2	—	2,243	—	2,228
Fidelity VIP Strategic Income Portfolio Initial Class	388	386	(8,836)	(3,765)
Fidelity VIP Strategic Income Portfolio Service Class 2	3,165	1,329	(69,291)	(36,675)
First Trust Multi Income Allocation Portfolio Class I	—	(25,739)	(154,517)	(149,360)
First Trust Multi Income Allocation Portfolio Class II	—	(44)	—	(43)
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	68,375	66,494	(297,415)	(112,922)
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	—	—	(209)	(98)
Franklin Founding Funds Allocation VIP Fund Class 4	12,532	(538,641)	(251,816)	(654,334)
Franklin Income VIP Fund Class 1	—	—	(1,111)	(1,179)
Franklin Income VIP Fund Class 2	—	772,492	(72,130,896)	(52,613,935)
Franklin Income VIP Fund Class 4	—	(216,991)	(1,464,682)	(1,285,746)
Franklin Mutual Shares VIP Fund Class 1	3,019	2,955	(8,166)	(3,887)
Franklin Mutual Shares VIP Fund Class 2	52,711,117	77,162,663	(137,178,444)	(45,705,742)
Franklin Mutual Shares VIP Fund Class 4	195,213	157,407	(451,035)	(236,872)
Franklin Rising Dividends VIP Fund Class 1	30,891	25,849	(42,741)	(13,043)
Franklin Rising Dividends VIP Fund Class 4	603,048	525,957	(882,431)	(345,546)
Franklin Small Cap Value VIP Fund Class 1	40,958	40,992	(64,809)	(22,371)
Franklin Small Cap Value VIP Fund Class 4	256,718	206,784	(403,919)	(208,100)
Franklin Small-Mid Cap Growth VIP Fund Class 1	1,124	1,106	(1,421)	(334)
Franklin Small-Mid Cap Growth VIP Fund Class 2	—	29	(62)	(37)
Franklin Small-Mid Cap Growth VIP Fund Class 4	414,701	238,919	(374,982)	(155,584)
Goldman Sachs VIT Large Cap Value Fund Service Class	18,692,660	20,236,836	(29,137,971)	(8,561,459)
Goldman Sachs VIT Money Market Fund Institutional Class	—	—	—	(1,301)
Goldman Sachs VIT Money Market Fund Service Class	—	—	—	(316,636)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	3,882	(40,476)	(176,506)	(193,590)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class	43	—	(1,966)	(1,465)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Goldman Sachs VIT Strategic Income Fund Advisor Class	$68,224	$(30,381)	$37,843	$(13,166)
Guggenheim Long Short Equity Fund	—	(17,383)	(17,383)	(704)
Guggenheim Multi-Hedge Strategies Fund	11,146	(20,101)	(8,955)	7,400
Hartford Capital Appreciation HLS Fund Class IA	736	(273)	463	(30)
Hartford Capital Appreciation HLS Fund Class IC	35,427	(53,951)	(18,524)	(136,654)
Huntington VA Dividend Capture Fund	53,396	(17,496)	35,900	31,508
Invesco V.I. American Franchise Fund Series I	—	(37,386)	(37,386)	71,750
Invesco V.I. American Franchise Fund Series II	—	(19,310)	(19,310)	80,582
Invesco V.I. Balanced-Risk Allocation Fund Series I	7,974	(816)	7,158	(61)
Invesco V.I. Balanced-Risk Allocation Fund Series II	202,887	(49,452)	153,435	(50,770)
Invesco V.I. Comstock Fund Series I	884	(129)	755	(12)
Invesco V.I. Comstock Fund Series II	34,743	(17,078)	17,665	7,862
Invesco V.I. Core Equity Fund Series I	86,073	(115,151)	(29,078)	404,923
Invesco V.I. Core Equity Fund Series II	17,778	(33,337)	(15,559)	146,943
Invesco V.I. Diversified Dividend Fund Series I	505	(116)	389	194
Invesco V.I. Diversified Dividend Fund Series II	45,231	(27,512)	17,719	8,609
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	124	(25)	99	—
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	99,586	(76,419)	23,167	(51,480)
Invesco V.I. Equity and Income Fund Series II	109,373	(40,684)	68,689	(111,962)
Invesco V.I. International Growth Fund Series I	35,891	(33,367)	2,524	144,685
Invesco V.I. International Growth Fund Series II	314,827	(313,000)	1,827	(13,524)
Ivy Funds VIP Asset Strategy Portfolio Class A	27,939	(93,384)	(65,445)	(276,025)
Ivy Funds VIP Energy Portfolio Class A	1,050	(29,239)	(28,189)	(129,886)
Ivy Funds VIP High Income Portfolio Class A	267,061	(62,601)	204,460	(73,467)
Ivy Funds VIP Micro Cap Growth Portfolio Class A	—	(12,510)	(12,510)	(29,877)
Ivy Funds VIP Mid Cap Growth Portfolio Class A	—	(20,336)	(20,336)	(23,124)
Ivy Funds VIP Science and Technology Portfolio Class A	—	(69,774)	(69,774)	(24,312)
Janus Aspen Balanced Portfolio Service Shares	213,102	(257,189)	(44,087)	604,872
Janus Aspen Enterprise Portfolio Service Shares	30,303	(93,683)	(63,380)	407,156
Janus Aspen Global Research Portfolio Service Shares	4,679	(14,292)	(9,613)	63,183
JPMIT Global Allocation Portfolio Class 2	26,520	(6,784)	19,736	(3,018)
JPMIT Income Builder Portfolio Class 2	4,512	(466)	4,046	(7)
JPMIT Intrepid Mid Cap Portfolio Class 1	362	(244)	118	(33)
JPMIT Intrepid Mid Cap Portfolio Class 2	21,578	(46,145)	(24,567)	(41,573)
LVIP American Balanced Allocation Fund Standard Class	278,619	(64,452)	214,167	1,323
LVIP American Balanced Allocation Fund Service Class	321,865	(88,980)	232,885	(33,383)
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	2,206,405	(2,014,055)	192,350	791,029
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	18,819	(4,870)	13,949	351
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	427,835	(167,941)	259,894	(12,923)
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	30,855	(5,936)	24,919	14,048
LVIP American Global Growth Allocation Managed Risk Fund Service Class	1,632,520	(607,642)	1,024,878	(64,304)
LVIP American Global Growth Fund Service Class II	1,705,755	(1,758,509)	(52,754)	3,158,055
LVIP American Global Small Capitalization Fund Service Class II	154,503	(1,151,239)	(996,736)	2,931,616
LVIP American Growth Allocation Fund Standard Class	36,410	(8,907)	27,503	1,612
LVIP American Growth Allocation Fund Service Class	323,463	(101,230)	222,233	(14,292)
LVIP American Growth Fund Service Class II	841,322	(5,336,501)	(4,495,179)	13,058,329
LVIP American Growth-Income Fund Service Class II	3,722,039	(4,407,777)	(685,738)	8,472,177
LVIP American Income Allocation Fund Standard Class	196	(41)	155	(14)
LVIP American International Fund Service Class II	1,985,209	(2,405,638)	(420,429)	2,190,950
LVIP American Preservation Fund Standard Class	1,343	(960)	383	60
LVIP American Preservation Fund Service Class	43,401	(24,537)	18,864	(12,009)
LVIP AQR Enhanced Global Strategies Fund Standard Class	223	(58)	165	57
LVIP AQR Enhanced Global Strategies Fund Service Class	33,862	(22,098)	11,764	(565)
LVIP Baron Growth Opportunities Fund Standard Class	—	(2,385)	(2,385)	175
LVIP Baron Growth Opportunities Fund Service Class	—	(2,889,968)	(2,889,968)	7,567,788
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	2,372	(2,040)	332	(4,315)
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	3,197,247	(3,387,274)	(190,027)	(1,551,636)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Goldman Sachs VIT Strategic Income Fund Advisor Class	$—	$(13,166)	$(104,886)	$(80,209)
Guggenheim Long Short Equity Fund	—	(704)	(18,575)	(36,662)
Guggenheim Multi-Hedge Strategies Fund	—	7,400	3,572	2,017
Hartford Capital Appreciation HLS Fund Class IA	15,454	15,424	(17,194)	(1,307)
Hartford Capital Appreciation HLS Fund Class IC	1,026,180	889,526	(1,025,609)	(154,607)
Huntington VA Dividend Capture Fund	—	31,508	(120,689)	(53,281)
Invesco V.I. American Franchise Fund Series I	13,773	85,523	39,300	87,437
Invesco V.I. American Franchise Fund Series II	6,118	86,700	(40,761)	26,629
Invesco V.I. Balanced-Risk Allocation Fund Series I	16,599	16,538	(32,856)	(9,160)
Invesco V.I. Balanced-Risk Allocation Fund Series II	457,388	406,618	(900,601)	(340,548)
Invesco V.I. Comstock Fund Series I	125	113	(3,772)	(2,904)
Invesco V.I. Comstock Fund Series II	5,738	13,600	(182,894)	(151,629)
Invesco V.I. Core Equity Fund Series I	787,146	1,192,069	(1,712,342)	(549,351)
Invesco V.I. Core Equity Fund Series II	203,074	350,017	(492,754)	(158,296)
Invesco V.I. Diversified Dividend Fund Series I	—	194	(223)	360
Invesco V.I. Diversified Dividend Fund Series II	—	8,609	(64,541)	(38,213)
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	1,439	1,439	(1,853)	(315)
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	1,373,003	1,321,523	(1,752,132)	(407,442)
Invesco V.I. Equity and Income Fund Series II	422,574	310,612	(569,699)	(190,398)
Invesco V.I. International Growth Fund Series I	—	144,685	(241,842)	(94,633)
Invesco V.I. International Growth Fund Series II	—	(13,524)	(1,361,235)	(1,372,932)
Ivy Funds VIP Asset Strategy Portfolio Class A	1,341,571	1,065,546	(1,936,508)	(936,407)
Ivy Funds VIP Energy Portfolio Class A	9,513	(120,373)	(826,888)	(975,450)
Ivy Funds VIP High Income Portfolio Class A	45,344	(28,123)	(831,284)	(654,947)
Ivy Funds VIP Micro Cap Growth Portfolio Class A	169,375	139,498	(307,593)	(180,605)
Ivy Funds VIP Mid Cap Growth Portfolio Class A	102,522	79,398	(254,688)	(195,626)
Ivy Funds VIP Science and Technology Portfolio Class A	256,509	232,197	(802,902)	(640,479)
Janus Aspen Balanced Portfolio Service Shares	516,479	1,121,351	(1,312,275)	(235,011)
Janus Aspen Enterprise Portfolio Service Shares	636,589	1,043,745	(860,262)	120,103
Janus Aspen Global Research Portfolio Service Shares	—	63,183	(81,676)	(28,106)
JPMIT Global Allocation Portfolio Class 2	7,993	4,975	(74,258)	(49,547)
JPMIT Income Builder Portfolio Class 2	119	112	(4,310)	(152)
JPMIT Intrepid Mid Cap Portfolio Class 1	8,099	8,066	(12,620)	(4,436)
JPMIT Intrepid Mid Cap Portfolio Class 2	506,266	464,693	(856,139)	(416,013)
LVIP American Balanced Allocation Fund Standard Class	296,000	297,323	(652,200)	(140,710)
LVIP American Balanced Allocation Fund Service Class	306,007	272,624	(812,722)	(307,213)
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	—	791,029	(8,779,153)	(7,795,774)
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	5,823	6,174	(36,694)	(16,571)
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	133,767	120,844	(1,013,926)	(633,188)
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	1,287	15,335	(54,402)	(14,148)
LVIP American Global Growth Allocation Managed Risk Fund Service Class	115,262	50,958	(4,059,893)	(2,984,057)
LVIP American Global Growth Fund Service Class II	7,985,365	11,143,420	(7,120,930)	3,969,736
LVIP American Global Small Capitalization Fund Service Class II	288,308	3,219,924	(3,604,585)	(1,381,397)
LVIP American Growth Allocation Fund Standard Class	51,740	53,352	(129,011)	(48,156)
LVIP American Growth Allocation Fund Service Class	408,174	393,882	(948,962)	(332,847)
LVIP American Growth Fund Service Class II	13,711,462	26,769,791	(7,980,709)	14,293,903
LVIP American Growth-Income Fund Service Class II	10,873,197	19,345,374	(20,479,620)	(1,819,984)
LVIP American Income Allocation Fund Standard Class	179	165	(408)	(88)
LVIP American International Fund Service Class II	20,278	2,211,228	(11,031,928)	(9,241,129)
LVIP American Preservation Fund Standard Class	—	60	(890)	(447)
LVIP American Preservation Fund Service Class	—	(12,009)	(61,535)	(54,680)
LVIP AQR Enhanced Global Strategies Fund Standard Class	—	57	—	222
LVIP AQR Enhanced Global Strategies Fund Service Class	—	(565)	(25,064)	(13,865)
LVIP Baron Growth Opportunities Fund Standard Class	40,804	40,979	(64,166)	(25,572)
LVIP Baron Growth Opportunities Fund Service Class	13,703,139	21,270,927	(29,511,051)	(11,130,092)
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	—	(4,315)	(22,694)	(26,677)
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	—	(1,551,636)	(37,046,008)	(38,787,671)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class	$2,184	$(1,670)	$514	$(15,638)
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	8,486,124	(8,618,634)	(132,510)	1,458,132
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class	2,845	(2,750)	95	(481)
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	6,729,091	(15,234,720)	(8,505,629)	(2,490,034)
LVIP BlackRock Inflation Protected Bond Fund Standard Class	6,244	(5,176)	1,068	(7,409)
LVIP BlackRock Inflation Protected Bond Fund Service Class	9,260,959	(12,566,195)	(3,305,236)	(7,093,806)
LVIP BlackRock Multi-Asset Income Fund Standard Class	7,422	(2,062)	5,360	(14,446)
LVIP BlackRock Multi-Asset Income Fund Service Class	109,173	(27,858)	81,315	(5,380)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	849	(531)	318	(1)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	26,752	(124,960)	(98,208)	(67,942)
LVIP Clarion Global Real Estate Fund Standard Class	9,009	(1,181)	7,828	(58)
LVIP Clarion Global Real Estate Fund Service Class	3,067,575	(1,774,648)	1,292,927	4,492,885
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	295,194	(240,824)	54,370	(52,002)
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	828	(696)	132	(200)
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	1,034,285	(1,639,928)	(605,643)	(76,879)
LVIP Delaware Bond Fund Standard Class	2,278,223	(1,701,427)	576,796	907,594
LVIP Delaware Bond Fund Service Class	57,690,997	(38,349,479)	19,341,518	4,389,840
LVIP Delaware Diversified Floating Rate Fund Standard Class	28,051	(15,199)	12,852	(2,462)
LVIP Delaware Diversified Floating Rate Fund Service Class	9,869,824	(12,697,276)	(2,827,452)	(1,373,779)
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	86,680	(94,375)	(7,695)	257,913
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	229,174	(302,900)	(73,726)	859,947
LVIP Delaware Social Awareness Fund Standard Class	125,164	(148,522)	(23,358)	532,005
LVIP Delaware Social Awareness Fund Service Class	695,532	(1,031,658)	(336,126)	3,347,897
LVIP Delaware Special Opportunities Fund Service Class	460,685	(808,212)	(347,527)	1,192,232
LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class	17,923	(13,744)	4,179	(18,034)
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	1,717,882	(3,522,999)	(1,805,117)	(770,103)
LVIP Dimensional International Core Equity Fund Standard Class	3,035	(464)	2,571	(1,066)
LVIP Dimensional International Core Equity Fund Service Class	41,521	(26,413)	15,108	(60,505)
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	16,024	(1,489)	14,535	(356)
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	522,901	(684,591)	(161,690)	2,216,101
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class	54,710	(29,003)	25,707	65,308
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	3,674,457	(5,839,450)	(2,164,993)	2,814,611
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	4,809	(756)	4,053	28
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	23,711	(19,331)	4,380	(61,078)
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	58,402	(28,951)	29,451	4,615
LVIP Dimensional/Vanguard Total Bond Fund Service Class	5,741,686	(6,415,755)	(674,069)	157,248
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	266	(105)	161	(399)
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	3,968,693	(2,183,318)	1,785,375	(270,017)
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	20,443	(13,400)	7,043	(1,040)
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	2,482	(388)	2,094	(52)
LVIP Global Conservative Allocation Managed Risk Fund Service Class	23,987,098	(21,718,680)	2,268,418	12,537,163
LVIP Global Growth Allocation Managed Risk Fund Standard Class	82,082	(28,798)	53,284	9,929
LVIP Global Growth Allocation Managed Risk Fund Service Class	151,080,493	(131,808,810)	19,271,683	33,370,299
LVIP Global Income Fund Standard Class	—	(8)	(8)	—
LVIP Global Income Fund Service Class	18,086,949	(9,987,553)	8,099,396	(2,242,711)
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	15,950	(9,205)	6,745	(602)
LVIP Global Moderate Allocation Managed Risk Fund Service Class	121,181,124	(104,832,294)	16,348,830	41,848,606
LVIP Goldman Sachs Income Builder Fund Standard Class	654	(80)	574	(25)
LVIP Goldman Sachs Income Builder Fund Service Class	77,573	(17,291)	60,282	(9,598)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	1,649,998	(1,176,242)	473,756	(88,085)
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	1,379	(893)	486	(160)
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	1,709,564	(1,589,668)	119,896	(348,950)
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	—	(4,661,813)	(4,661,813)	1,068,172
LVIP JPMorgan High Yield Fund Standard Class	1,844	(94)	1,750	(10)
LVIP JPMorgan High Yield Fund Service Class	7,331,897	(2,254,623)	5,077,274	(824,997)
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	1,614	(1,398)	216	(74)
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	2,080,065	(6,059,310)	(3,979,245)	2,260,890

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class	$—	$(15,638)	$(7,608)	$(22,732)
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	—	1,458,132	(35,611,934)	(34,286,312)
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class	10,449	9,968	(22,996)	(12,933)
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	39,489,530	36,999,496	(89,657,935)	(61,164,068)
LVIP BlackRock Inflation Protected Bond Fund Standard Class	—	(7,409)	(17,258)	(23,599)
LVIP BlackRock Inflation Protected Bond Fund Service Class	—	(7,093,806)	(26,020,230)	(36,419,272)
LVIP BlackRock Multi-Asset Income Fund Standard Class	—	(14,446)	(14,488)	(23,574)
LVIP BlackRock Multi-Asset Income Fund Service Class	—	(5,380)	(242,910)	(166,975)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	—	(1)	(7,285)	(6,968)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	—	(67,942)	(1,210,524)	(1,376,674)
LVIP Clarion Global Real Estate Fund Standard Class	—	(58)	(12,334)	(4,564)
LVIP Clarion Global Real Estate Fund Service Class	—	4,492,885	(9,214,021)	(3,428,209)
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	—	(52,002)	(1,316,219)	(1,313,851)
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	352	152	(3,138)	(2,854)
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	644,380	567,501	(6,166,554)	(6,204,696)
LVIP Delaware Bond Fund Standard Class	221,696	1,129,290	(2,941,189)	(1,235,103)
LVIP Delaware Bond Fund Service Class	6,513,225	10,903,065	(68,948,713)	(38,704,130)
LVIP Delaware Diversified Floating Rate Fund Standard Class	—	(2,462)	(36,264)	(25,874)
LVIP Delaware Diversified Floating Rate Fund Service Class	—	(1,373,779)	(15,768,349)	(19,969,580)
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	176,957	434,870	(557,060)	(129,885)
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	564,979	1,424,926	(1,860,758)	(509,558)
LVIP Delaware Social Awareness Fund Standard Class	971,945	1,503,950	(1,679,596)	(199,004)
LVIP Delaware Social Awareness Fund Service Class	6,876,181	10,224,078	(11,484,361)	(1,596,409)
LVIP Delaware Special Opportunities Fund Service Class	3,460,906	4,653,138	(5,127,655)	(822,044)
LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class	—	(18,034)	(39,910)	(53,765)
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	—	(770,103)	(12,929,778)	(15,504,998)
LVIP Dimensional International Core Equity Fund Standard Class	—	(1,066)	(1,508)	(3)
LVIP Dimensional International Core Equity Fund Service Class	—	(60,505)	(192,093)	(237,490)
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	42,562	42,206	(47,832)	8,909
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	4,715,229	6,931,330	(8,344,224)	(1,574,584)
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class	—	65,308	(496,515)	(405,500)
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	—	2,814,611	(36,277,354)	(35,627,736)
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	1,677	1,705	4,600	10,358
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	10,296	(50,782)	(152,281)	(198,683)
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	1,241	5,856	(46,664)	(11,357)
LVIP Dimensional/Vanguard Total Bond Fund Service Class	131,853	289,101	(6,230,312)	(6,615,280)
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	—	(399)	(680)	(918)
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	—	(270,017)	(16,422,731)	(14,907,373)
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	11,196	10,156	(105,421)	(88,222)
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	974	922	(6,185)	(3,169)
LVIP Global Conservative Allocation Managed Risk Fund Service Class	16,847,416	29,384,579	(82,001,151)	(50,348,154)
LVIP Global Growth Allocation Managed Risk Fund Standard Class	—	9,929	(261,489)	(198,276)
LVIP Global Growth Allocation Managed Risk Fund Service Class	—	33,370,299	(538,947,893)	(486,305,911)
LVIP Global Income Fund Standard Class	—	—	66	58
LVIP Global Income Fund Service Class	5,562,988	3,320,277	(35,721,281)	(24,301,608)
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	452	(150)	(37,709)	(31,114)
LVIP Global Moderate Allocation Managed Risk Fund Service Class	4,581,426	46,430,032	(423,345,524)	(360,566,662)
LVIP Goldman Sachs Income Builder Fund Standard Class	—	(25)	(1,401)	(852)
LVIP Goldman Sachs Income Builder Fund Service Class	—	(9,598)	(182,664)	(131,980)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	—	(88,085)	(6,523,110)	(6,137,439)
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	—	(160)	(7,724)	(7,398)
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	—	(348,950)	(11,040,758)	(11,269,812)
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	3,400,397	4,468,569	(19,661,006)	(19,854,250)
LVIP JPMorgan High Yield Fund Standard Class	183	173	(4,312)	(2,389)
LVIP JPMorgan High Yield Fund Service Class	774,134	(50,863)	(13,819,698)	(8,793,287)
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	—	(74)	(20,884)	(20,742)
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	—	2,260,890	(35,987,526)	(37,705,881)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Managed Risk Profile 2010 Fund Service Class	$80,395	$(87,326)	$(6,931)	$219,852
LVIP Managed Risk Profile 2020 Fund Service Class	178,484	(210,722)	(32,238)	725,766
LVIP Managed Risk Profile 2030 Fund Service Class	98,496	(117,274)	(18,778)	261,316
LVIP Managed Risk Profile 2040 Fund Service Class	83,853	(98,264)	(14,411)	198,555
LVIP MFS International Growth Fund Standard Class	276	(105)	171	(295)
LVIP MFS International Growth Fund Service Class	1,467,487	(2,038,335)	(570,848)	3,202,275
LVIP MFS International Growth Managed Volatility Fund Service Class	1,181,453	(2,290,836)	(1,109,383)	(374,600)
LVIP MFS Value Fund Standard Class	184	(35)	149	—
LVIP MFS Value Fund Service Class	15,410,423	(10,169,032)	5,241,391	36,948,479
LVIP Mondrian International Value Fund Standard Class	405,564	(248,598)	156,966	183,214
LVIP Mondrian International Value Fund Service Class	8,130,686	(4,141,253)	3,989,433	2,233,478
LVIP Money Market Fund Standard Class	6,760	(486,707)	(479,947)	—
LVIP Money Market Fund Service Class	56,366	(4,091,065)	(4,034,699)	—
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	220,679	(225,458)	(4,779)	(90,130)
LVIP PIMCO Low Duration Bond Fund Standard Class	18,450	(3,154)	15,296	577
LVIP PIMCO Low Duration Bond Fund Service Class	2,099,721	(2,043,208)	56,513	35,582
LVIP SSgA Bond Index Fund Standard Class	18,370	(3,990)	14,380	—
LVIP SSgA Bond Index Fund Service Class	21,534,208	(16,486,898)	5,047,310	5,252,822
LVIP SSgA Conservative Index Allocation Fund Service Class	1,159,862	(1,024,230)	135,632	898,034
LVIP SSgA Conservative Structured Allocation Fund Standard Class	15,056	(2,024)	13,032	227
LVIP SSgA Conservative Structured Allocation Fund Service Class	4,305,408	(3,103,174)	1,202,234	2,535,404
LVIP SSgA Developed International 150 Fund Standard Class	9,200	(2,278)	6,922	(1,176)
LVIP SSgA Developed International 150 Fund Service Class	3,994,691	(2,501,497)	1,493,194	3,525,745
LVIP SSgA Emerging Markets 100 Fund Standard Class	23,045	(3,756)	19,289	(5,765)
LVIP SSgA Emerging Markets 100 Fund Service Class	7,110,786	(2,830,468)	4,280,318	(2,243,821)
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class	15,703	(1,972)	13,731	175
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	25,546,365	(15,506,185)	10,040,180	3,708,829
LVIP SSgA International Index Fund Standard Class	20,624	(4,616)	16,008	(105)
LVIP SSgA International Index Fund Service Class	6,103,097	(4,617,155)	1,485,942	6,058,999
LVIP SSgA International Managed Volatility Fund Service Class	1,556,473	(830,439)	726,034	(348,589)
LVIP SSgA Large Cap 100 Fund Standard Class	47,718	(18,302)	29,416	4,956
LVIP SSgA Large Cap 100 Fund Service Class	7,355,804	(5,285,011)	2,070,793	17,121,324
LVIP SSgA Large Cap Managed Volatility Fund Standard Class	513	(94)	419	6
LVIP SSgA Large Cap Managed Volatility Fund Service Class	2,426,543	(2,346,917)	79,626	126,369
LVIP SSgA Moderate Index Allocation Fund Service Class	2,973,384	(3,182,120)	(208,736)	3,135,954
LVIP SSgA Moderate Structured Allocation Fund Standard Class	4,977	(359)	4,618	(4)
LVIP SSgA Moderate Structured Allocation Fund Service Class	20,247,156	(13,430,828)	6,816,328	10,626,032
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	2,615,358	(2,710,755)	(95,397)	3,631,643
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	12,062,174	(7,221,937)	4,840,237	5,295,957
LVIP SSgA S&P 500 Index Fund Standard Class	633,912	(503,695)	130,217	1,260,421
LVIP SSgA S&P 500 Index Fund Service Class	14,496,911	(14,872,244)	(375,333)	44,474,654
LVIP SSgA Small-Cap Index Fund Standard Class	19,303	(11,989)	7,314	5,681
LVIP SSgA Small-Cap Index Fund Service Class	1,824,986	(4,412,377)	(2,587,391)	10,282,134
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	1,277	(1,176)	101	(752)
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	947,481	(2,309,348)	(1,361,867)	(265,865)
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	44,026	(15,981)	28,045	(15,525)
LVIP SSgA Small-Mid Cap 200 Fund Service Class	2,575,946	(1,882,044)	693,902	2,648,528
LVIP T. Rowe Price Growth Stock Fund Standard Class	—	(308)	(308)	172
LVIP T. Rowe Price Growth Stock Fund Service Class	—	(3,497,591)	(3,497,591)	11,336,413
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	3,691	(51,014)	(47,323)	215,093
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	—	(1,760,226)	(1,760,226)	5,352,783
LVIP Templeton Growth Managed Volatility Fund Service Class	8,338,252	(11,008,463)	(2,670,211)	2,289,040
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	387	(28)	359	—
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	2,325,561	(937,487)	1,388,074	(91,100)
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	—	(44,972)	(44,972)	114,309
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	—	(4,960,519)	(4,960,519)	4,504,606
LVIP Vanguard Domestic Equity ETF Fund Standard Class	8,799	(5,282)	3,517	12,917

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Managed Risk Profile 2010 Fund Service Class	$259,259	$479,111	$(656,035)	$(183,855)
LVIP Managed Risk Profile 2020 Fund Service Class	376,523	1,102,289	(1,549,168)	(479,117)
LVIP Managed Risk Profile 2030 Fund Service Class	383,111	644,427	(925,970)	(300,321)
LVIP Managed Risk Profile 2040 Fund Service Class	366,018	564,573	(840,695)	(290,533)
LVIP MFS International Growth Fund Standard Class	—	(295)	(64)	(188)
LVIP MFS International Growth Fund Service Class	—	3,202,275	(2,828,282)	(196,855)
LVIP MFS International Growth Managed Volatility Fund Service Class	—	(374,600)	(4,787,126)	(6,271,109)
LVIP MFS Value Fund Standard Class	215	215	(429)	(65)
LVIP MFS Value Fund Service Class	20,734,343	57,682,822	(79,180,851)	(16,256,638)
LVIP Mondrian International Value Fund Standard Class	—	183,214	(1,010,267)	(670,087)
LVIP Mondrian International Value Fund Service Class	—	2,233,478	(20,718,328)	(14,495,417)
LVIP Money Market Fund Standard Class	—	—	—	(479,947)
LVIP Money Market Fund Service Class	—	—	—	(4,034,699)
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	12,130	(78,000)	(1,634,552)	(1,717,331)
LVIP PIMCO Low Duration Bond Fund Standard Class	4,337	4,914	(15,490)	4,720
LVIP PIMCO Low Duration Bond Fund Service Class	613,935	649,517	(1,665,428)	(959,398)
LVIP SSgA Bond Index Fund Standard Class	—	—	(19,052)	(4,672)
LVIP SSgA Bond Index Fund Service Class	—	5,252,822	(26,628,275)	(16,328,143)
LVIP SSgA Conservative Index Allocation Fund Service Class	95,793	993,827	(2,949,137)	(1,819,678)
LVIP SSgA Conservative Structured Allocation Fund Standard Class	3,906	4,133	(36,326)	(19,161)
LVIP SSgA Conservative Structured Allocation Fund Service Class	1,296,018	3,831,422	(11,868,969)	(6,835,313)
LVIP SSgA Developed International 150 Fund Standard Class	25,226	24,050	(47,436)	(16,464)
LVIP SSgA Developed International 150 Fund Service Class	12,187,631	15,713,376	(25,893,616)	(8,687,046)
LVIP SSgA Emerging Markets 100 Fund Standard Class	—	(5,765)	(100,241)	(86,717)
LVIP SSgA Emerging Markets 100 Fund Service Class	—	(2,243,821)	(33,591,341)	(31,554,844)
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class	—	175	(35,877)	(21,971)
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	—	3,708,829	(92,670,774)	(78,921,765)
LVIP SSgA International Index Fund Standard Class	—	(105)	(37,616)	(21,713)
LVIP SSgA International Index Fund Service Class	—	6,058,999	(14,614,380)	(7,069,439)
LVIP SSgA International Managed Volatility Fund Service Class	—	(348,589)	(6,027,230)	(5,649,785)
LVIP SSgA Large Cap 100 Fund Standard Class	208,227	213,183	(332,612)	(90,013)
LVIP SSgA Large Cap 100 Fund Service Class	37,358,022	54,479,346	(76,335,184)	(19,785,045)
LVIP SSgA Large Cap Managed Volatility Fund Standard Class	—	6	513	938
LVIP SSgA Large Cap Managed Volatility Fund Service Class	—	126,369	(10,536,460)	(10,330,465)
LVIP SSgA Moderate Index Allocation Fund Service Class	382,617	3,518,571	(9,732,218)	(6,422,383)
LVIP SSgA Moderate Structured Allocation Fund Standard Class	1,087	1,083	(11,590)	(5,889)
LVIP SSgA Moderate Structured Allocation Fund Service Class	5,450,266	16,076,298	(58,434,359)	(35,541,733)
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	321,634	3,953,277	(10,342,910)	(6,485,030)
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	1,861,675	7,157,632	(34,701,125)	(22,703,256)
LVIP SSgA S&P 500 Index Fund Standard Class	312,968	1,573,389	(1,746,483)	(42,877)
LVIP SSgA S&P 500 Index Fund Service Class	8,106,667	52,581,321	(57,575,869)	(5,369,881)
LVIP SSgA Small-Cap Index Fund Standard Class	62,657	68,338	(184,439)	(108,787)
LVIP SSgA Small-Cap Index Fund Service Class	8,149,523	18,431,657	(33,224,598)	(17,380,332)
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	—	(752)	(14,714)	(15,365)
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	—	(265,865)	(16,201,668)	(17,829,400)
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	215,921	200,396	(368,424)	(139,983)
LVIP SSgA Small-Mid Cap 200 Fund Service Class	14,783,351	17,431,879	(28,250,560)	(10,124,779)
LVIP T. Rowe Price Growth Stock Fund Standard Class	2,942	3,114	3,798	6,604
LVIP T. Rowe Price Growth Stock Fund Service Class	8,463,016	19,799,429	(697,113)	15,604,725
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	174,067	389,160	(331,673)	10,164
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	7,019,033	12,371,816	(10,997,610)	(386,020)
LVIP Templeton Growth Managed Volatility Fund Service Class	—	2,289,040	(69,574,467)	(69,955,638)
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	57	57	(989)	(573)
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	399,768	308,668	(5,932,757)	(4,236,015)
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	—	114,309	(83,481)	(14,144)
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	—	4,504,606	(1,972,554)	(2,428,467)
LVIP Vanguard Domestic Equity ETF Fund Standard Class	525	13,442	(25,833)	(8,874)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Vanguard Domestic Equity ETF Fund Service Class	$1,522,748	$(1,670,387)	$(147,639)	$3,208,094
LVIP Vanguard International Equity ETF Fund Standard Class	16,114	(4,640)	11,474	223
LVIP Vanguard International Equity ETF Fund Service Class	1,461,551	(1,031,209)	430,342	315,917
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	10,443	(3,348)	7,095	(9,767)
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	5,439,926	(6,149,756)	(709,830)	118,044
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	543	(361)	182	(770)
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	166,946	(686,027)	(519,081)	(93,166)
LVIP Wellington Capital Growth Fund Service Class	—	(3,291,062)	(3,291,062)	22,952,239
LVIP Wellington Mid-Cap Value Fund Service Class	137,676	(1,348,708)	(1,211,032)	8,648,471
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	298,947	(48,302)	250,645	(38,444)
Lord Abbett Series Fund Developing Growth Portfolio Class VC	—	(26,353)	(26,353)	(32,596)
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	176,178	(149,332)	26,846	93,565
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	314,700	(93,780)	220,920	(6,213)
MFS VIT Core Equity Series Service Class	16,405	(9,905)	6,500	1,099,792
MFS VIT Growth Series Initial Class	5,221	(46,968)	(41,747)	95,955
MFS VIT Growth Series Service Class	—	(803,241)	(803,241)	2,669,604
MFS VIT Total Return Series Initial Class	213,603	(120,530)	93,073	329,076
MFS VIT Total Return Series Service Class	101	(174)	(73)	5,148
MFS VIT Utilities Series Initial Class	392,567	(135,311)	257,256	506,144
MFS VIT Utilities Series Service Class	8,615,252	(3,484,889)	5,130,363	5,368,617
MFS VIT II Core Equity Portfolio Service Class	6,783	(28,940)	(22,157)	(9,379)
MFS VIT II International Value Series Initial Class	3,346	(605)	2,741	762
MFS VIT II International Value Series Service Class	121,945	(64,020)	57,925	(12,792)
Morgan Stanley UIF Capital Growth Portfolio Class II	—	(17,482)	(17,482)	108,808
NB AMT Mid Cap Growth Portfolio I Class	—	(5)	(5)	315
NB AMT Mid Cap Intrinsic Value Portfolio I Class	254,784	(575,732)	(320,948)	1,813,551
Oppenheimer Global Fund/VA Service Shares	89,931	(83,498)	6,433	421,863
Oppenheimer International Growth Fund/VA Non-Service Shares	6,664	(2,539)	4,125	(77)
Oppenheimer International Growth Fund/VA Service Shares	21,025	(36,032)	(15,007)	(36,584)
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	326	(103)	223	(20)
Oppenheimer Main Street Small Cap Fund/VA Service Shares	18,910	(34,489)	(15,579)	(70,431)
PIMCO VIT All Asset All Authority Portfolio Advisor Class	28,463	(12,771)	15,692	(47,917)
PIMCO VIT All Asset All Authority Portfolio Institutional Class	4,154	(507)	3,647	(996)
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	469,006	(164,255)	304,751	(1,640,007)
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	201	(45)	156	(5)
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	52,697	(11,998)	40,699	(24,950)
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	170	(11)	159	(1)
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	79,043	(21,674)	57,369	(10,361)
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	636	(59)	577	(57)
Putnam VT Absolute Return 500 Fund Class IA	—	(10)	(10)	—
Putnam VT Absolute Return 500 Fund Class IB	869	(19,318)	(18,449)	(5,504)
Putnam VT Global Health Care Fund Class IA	—	(22)	(22)	5
Putnam VT Global Health Care Fund Class IB	—	(115,550)	(115,550)	495,663
Putnam VT Growth & Income Fund Class IB	29,252	(25,321)	3,931	88,479
Putnam VT Income Fund Class IB	—	(8,252)	(8,252)	(5,447)
SIPT VP Market Growth Strategy Fund Class III	9,261	(7,713)	1,548	(31,332)
SIPT VP Market Plus Strategy Fund Class III	12,625	(15,937)	(3,312)	1,915
Templeton Foreign VIP Fund Class 1	692	(81)	611	(21)
Templeton Foreign VIP Fund Class 4	34,824	(14,267)	20,557	(12,894)
Templeton Global Bond VIP Fund Class 1	114,188	(5,993)	108,195	(39,507)
Templeton Global Bond VIP Fund Class 2	34,242,042	(6,974,113)	27,267,929	(3,895,314)
Templeton Global Bond VIP Fund Class 4	577,463	(102,518)	474,945	(105,628)
Templeton Growth VIP Fund Class 2	943,915	(607,312)	336,603	983,463
Transparent Value Directional Allocation VI Portfolio Class I	—	(139)	(139)	(45)
Transparent Value Directional Allocation VI Portfolio Class II	—	(129,023)	(129,023)	(166,474)
UIF Global Infrastructure Portfolio Class I	879	(196)	683	(23)
UIF Global Infrastructure Portfolio Class II	45,529	(32,311)	13,218	(196,479)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Vanguard Domestic Equity ETF Fund Service Class	$116,172	$3,324,266	$(5,510,063)	$(2,333,436)
LVIP Vanguard International Equity ETF Fund Standard Class	—	223	(33,736)	(22,039)
LVIP Vanguard International Equity ETF Fund Service Class	—	315,917	(4,620,076)	(3,873,817)
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	—	(9,767)	(15,460)	(18,132)
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	—	118,044	(27,197,179)	(27,788,965)
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	—	(770)	(5,888)	(6,476)
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	—	(93,166)	(4,213,745)	(4,825,992)
LVIP Wellington Capital Growth Fund Service Class	45,867,655	68,819,894	(40,886,815)	24,642,017
LVIP Wellington Mid-Cap Value Fund Service Class	—	8,648,471	(10,897,865)	(3,460,426)
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	32,476	(5,968)	(543,866)	(299,189)
Lord Abbett Series Fund Developing Growth Portfolio Class VC	29,199	(3,397)	(467,713)	(497,463)
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	1,243,692	1,337,257	(2,038,518)	(674,415)
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	—	(6,213)	(339,768)	(125,061)
MFS VIT Core Equity Series Service Class	130,274	1,230,066	(1,186,457)	50,109
MFS VIT Growth Series Initial Class	181,686	277,641	(44,219)	191,675
MFS VIT Growth Series Service Class	3,322,987	5,992,591	(2,050,874)	3,138,476
MFS VIT Total Return Series Initial Class	303,860	632,936	(861,443)	(135,434)
MFS VIT Total Return Series Service Class	159	5,307	(186)	5,048
MFS VIT Utilities Series Initial Class	648,311	1,154,455	(2,920,406)	(1,508,695)
MFS VIT Utilities Series Service Class	15,120,722	20,489,339	(61,732,919)	(36,113,217)
MFS VIT II Core Equity Portfolio Service Class	169,906	160,527	(229,896)	(91,526)
MFS VIT II International Value Series Initial Class	1,713	2,475	(395)	4,821
MFS VIT II International Value Series Service Class	69,778	56,986	(120,851)	(5,940)
Morgan Stanley UIF Capital Growth Portfolio Class II	248,868	357,676	(154,247)	185,947
NB AMT Mid Cap Growth Portfolio I Class	—	315	—	310
NB AMT Mid Cap Intrinsic Value Portfolio I Class	759,250	2,572,801	(5,407,376)	(3,155,523)
Oppenheimer Global Fund/VA Service Shares	554,011	975,874	(722,986)	259,321
Oppenheimer International Growth Fund/VA Non-Service Shares	40,673	40,596	(30,413)	14,308
Oppenheimer International Growth Fund/VA Service Shares	158,786	122,202	(229,269)	(122,074)
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	5,384	5,364	(8,927)	(3,340)
Oppenheimer Main Street Small Cap Fund/VA Service Shares	438,009	367,578	(677,157)	(325,158)
PIMCO VIT All Asset All Authority Portfolio Advisor Class	2,613	(45,304)	(111,274)	(140,886)
PIMCO VIT All Asset All Authority Portfolio Institutional Class	573	(423)	(17,522)	(14,298)
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	—	(1,640,007)	(2,058,808)	(3,394,064)
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	—	(5)	(4,165)	(4,014)
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	7,581	(17,369)	(79,632)	(56,302)
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	35	34	(514)	(321)
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	700	(9,661)	(121,131)	(73,423)
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	1	(56)	(507)	14
Putnam VT Absolute Return 500 Fund Class IA	—	—	(9)	(19)
Putnam VT Absolute Return 500 Fund Class IB	25,985	20,481	(48,023)	(45,991)
Putnam VT Global Health Care Fund Class IA	—	5	466	449
Putnam VT Global Health Care Fund Class IB	581,198	1,076,861	(648,366)	312,945
Putnam VT Growth & Income Fund Class IB	—	88,479	(233,498)	(141,088)
Putnam VT Income Fund Class IB	—	(5,447)	(29,573)	(43,272)
SIPT VP Market Growth Strategy Fund Class III	11,043	(20,289)	(59,093)	(77,834)
SIPT VP Market Plus Strategy Fund Class III	32,746	34,661	(119,742)	(88,393)
Templeton Foreign VIP Fund Class 1	649	628	(2,516)	(1,277)
Templeton Foreign VIP Fund Class 4	36,451	23,557	(197,783)	(153,669)
Templeton Global Bond VIP Fund Class 1	7,189	(32,318)	(136,490)	(60,613)
Templeton Global Bond VIP Fund Class 2	2,223,991	(1,671,323)	(51,316,874)	(25,720,268)
Templeton Global Bond VIP Fund Class 4	38,122	(67,506)	(971,872)	(564,433)
Templeton Growth VIP Fund Class 2	—	983,463	(4,060,553)	(2,740,487)
Transparent Value Directional Allocation VI Portfolio Class I	—	(45)	(831)	(1,015)
Transparent Value Directional Allocation VI Portfolio Class II	—	(166,474)	46,086	(249,411)
UIF Global Infrastructure Portfolio Class I	5,152	5,129	(13,169)	(7,357)
UIF Global Infrastructure Portfolio Class II	301,472	104,993	(654,016)	(535,805)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Van Eck VIP Global Hard Assets Fund Class S	$190	$(12,070)	$(11,880)	$(130,096)
Van Eck VIP Global Hard Assets Fund Initial Class	68	(1,248)	(1,180)	(30,848)
Virtus VIT Multi-Sector Fixed Income Series Class A	225,903	(48,383)	177,520	(31,230)
Virtus VIT Multi-Sector Fixed Income Series Class I	426	(27)	399	55
Virtus VIT Equity Trends Series Class A	—	(46,288)	(46,288)	(228,707)
Virtus VIT Equity Trends Series Class I	—	(191)	(191)	(15,949)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Van Eck VIP Global Hard Assets Fund Class S	$—	$(130,096)	$(349,726)	$(491,702)
Van Eck VIP Global Hard Assets Fund Initial Class	—	(30,848)	(90,460)	(122,488)
Virtus VIT Multi-Sector Fixed Income Series Class A	—	(31,230)	(348,882)	(202,592)
Virtus VIT Multi-Sector Fixed Income Series Class I	—	55	(526)	(72)
Virtus VIT Equity Trends Series Class A	—	(228,707)	(161,455)	(436,450)
Virtus VIT Equity Trends Series Class I	—	(15,949)	12,319	(3,821)

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2014 and 2015

	AB VPS Global Thematic Growth Portfolio Class B Subaccount	AB VPS Growth and Income Portfolio Class B Subaccount	AB VPS International Value Portfolio Class B Subaccount	AB VPS Large Cap Growth Portfolio Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio Class B Subaccount	Alps|Alerian Energy Infrastructure Portfolio Class I Subaccount
NET ASSETS AT JANUARY 1, 2014	$30,284,841	$—	$128	$10,154,434	$—	$205,119,410	$—
Changes From Operations:
• Net investment income (loss)	(476,185)	339	45	(160,425)	56	(2,269,239)	300
• Net realized gain (loss) on investments	1,600,691	(2,353)	3	724,488	2,187	34,663,855	283
• Net change in unrealized appreciation or depreciation on investments	(228,100)	—	(147)	561,463	(855)	(19,170,127)	(3,754)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	896,406	(2,014)	(99)	1,125,526	1,388	13,224,489	(3,171)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,611,110	1,690	1,984	65,198	54,104	10,245,926	120,376
• Contract withdrawals and transfers to annuity reserves	(2,643,122)	(65)	(3,544)	(1,202,066)	—	(19,783,409)	—
• Contract transfers	(1,456,330)	389	6,630	290,296	2,333	(14,528,471)	—
	(2,488,342)	2,014	5,070	(846,572)	56,437	(24,065,954)	120,376
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(7,812)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(458)	—
	—	—	—	—	—	(8,270)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,488,342)	2,014	5,070	(846,572)	56,437	(24,074,224)	120,376
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,591,936)	—	4,971	278,954	57,825	(10,849,735)	117,205
NET ASSETS AT DECEMBER 31, 2014	28,692,905	—	5,099	10,433,388	57,825	194,269,675	117,205
Changes From Operations:
• Net investment income (loss)	(496,178)	(21)	6	(176,342)	273	(2,038,824)	1,262
• Net realized gain (loss) on investments	1,829,426	2,912	1,703	1,869,528	11,264	33,235,044	(44,361)
• Net change in unrealized appreciation or depreciation on investments	(1,086,461)	—	81	(792,491)	(15,681)	(44,316,783)	(90,918)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	246,787	2,891	1,790	900,695	(4,144)	(13,120,563)	(134,017)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,663,600	135	1,499	62,648	26,793	9,556,579	273,749
• Contract withdrawals and transfers to annuity reserves	(3,458,414)	(2,197)	(2,750)	(1,369,654)	—	(20,169,099)	(12,105)
• Contract transfers	1,990,455	(829)	(593)	292,130	(2,704)	(3,066,484)	(63,328)
	195,641	(2,891)	(1,844)	(1,014,876)	24,089	(13,679,004)	198,316
Annuity Reserves:
• Annuity Payments	(1,471)	—	—	—	—	(7,672)	—
• Receipt (reimbursement) of mortality guarantee adjustments	1,953	—	—	—	—	(15)	—
	482	—	—	—	—	(7,687)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	196,123	(2,891)	(1,844)	(1,014,876)	24,089	(13,686,691)	198,316
TOTAL INCREASE (DECREASE) IN NET ASSETS	442,910	—	(54)	(114,181)	19,945	(26,807,254)	64,299
NET ASSETS AT DECEMBER 31, 2015	$29,135,815	$—	$5,045	$10,319,207	$77,770	$167,462,421	$181,504
See accompanying notes.

	Alps|Alerian Energy Infrastructure Portfolio Class III Subaccount	Alps|Red Rocks Listed Private Property Equity Portfolio Class III Subaccount	Alps|Stadion Tactical Defensive Portfolio Class I Subaccount	Alps|Stadion Tactical Defensive Portfolio Class III Subaccount	Alps|Stadion Tactical Growth Portfolio Class III Subaccount	American Century VP Inflation Protection Fund Class II Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(3,413)	—	(2)	(1,701)	—	916
• Net realized gain (loss) on investments	3,844	—	—	(286)	—	2,057
• Net change in unrealized appreciation or depreciation on investments	(48,092)	—	(500)	17,706	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(47,661)	—	(502)	15,719	—	2,973
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,845,768	—	82,406	514,097	—	306
• Contract withdrawals and transfers to annuity reserves	(13,106)	—	—	(1,353)	—	(791)
• Contract transfers	136,366	—	—	236,409	—	(2,488)
	1,969,028	—	82,406	749,153	—	(2,973)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,969,028	—	82,406	749,153	—	(2,973)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,921,367	—	81,904	764,872	—	—
NET ASSETS AT DECEMBER 31, 2014	1,921,367	—	81,904	764,872	—	—
Changes From Operations:
• Net investment income (loss)	(6,912)	(8,602)	(262)	(37,930)	(4,680)	(7)
• Net realized gain (loss) on investments	(150,082)	(6,533)	(10,092)	(27,193)	(314)	14
• Net change in unrealized appreciation or depreciation on investments	(1,068,847)	(127,576)	(470)	(330,756)	(28,814)	(9)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,225,841)	(142,711)	(10,824)	(395,879)	(33,808)	(2)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,417,431	3,453,218	103,704	3,107,920	716,951	8
• Contract withdrawals and transfers to annuity reserves	(155,486)	(25,831)	(5,972)	(257,424)	(5,027)	(6)
• Contract transfers	430,942	139,845	(160,500)	2,104,678	695,580	—
	1,692,887	3,567,232	(62,768)	4,955,174	1,407,504	2
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,692,887	3,567,232	(62,768)	4,955,174	1,407,504	2
TOTAL INCREASE (DECREASE) IN NET ASSETS	467,046	3,424,521	(73,592)	4,559,295	1,373,696	—
NET ASSETS AT DECEMBER 31, 2015	$2,388,413	$3,424,521	$8,312	$5,324,167	$1,373,696	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	American Funds Asset Allocation Fund Class 1 Subaccount	American Funds Asset Allocation Fund Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund Class 4 Subaccount	American Funds Bond Fund Class 1 Subaccount	American Funds Capital Income Builder Fund Class 1 Subaccount	American Funds Capital Income Builder Fund Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2014	$597,313	$—	$971,653	$—	$818,840	$—	$—
Changes From Operations:
• Net investment income (loss)	6,862	51,711	53,468	57,015	28,309	248	12,150
• Net realized gain (loss) on investments	40,813	(769)	42,665	82	1,627	(192)	4,761
• Net change in unrealized appreciation or depreciation on investments	(13,407)	16,813	101,896	(13,282)	35,154	(527)	(58,919)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,268	67,755	198,029	43,815	65,090	(471)	(42,008)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	473,070	4,778,934	1,167,910	2,851,291	1,185,535	153,832	3,412,204
• Contract withdrawals and transfers to annuity reserves	(28,649)	(35,744)	(89,077)	(22,192)	(43,156)	—	(15,355)
• Contract transfers	7,364	225,682	80,302	76,279	2,239	(36,158)	(90,671)
	451,785	4,968,872	1,159,135	2,905,378	1,144,618	117,674	3,306,178
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	451,785	4,968,872	1,159,135	2,905,378	1,144,618	117,674	3,306,178
TOTAL INCREASE (DECREASE) IN NET ASSETS	486,053	5,036,627	1,357,164	2,949,193	1,209,708	117,203	3,264,170
NET ASSETS AT DECEMBER 31, 2014	1,083,366	5,036,627	2,328,817	2,949,193	2,028,548	117,203	3,264,170
Changes From Operations:
• Net investment income (loss)	37,099	433,678	34,253	87,149	27,920	8,441	117,106
• Net realized gain (loss) on investments	103,284	1,216,564	250,886	516,932	41,556	(4,226)	(35,967)
• Net change in unrealized appreciation or depreciation on investments	(140,852)	(1,927,419)	(370,193)	(1,008,700)	(77,071)	(15,881)	(492,865)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(469)	(277,177)	(85,054)	(404,619)	(7,595)	(11,666)	(411,726)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,233,256	33,630,199	253,887	7,709,857	468,053	344,104	8,749,794
• Contract withdrawals and transfers to annuity reserves	(55,860)	(941,762)	(81,720)	(209,221)	(76,746)	(8,044)	(283,198)
• Contract transfers	119,389	9,112,120	49,304	(109,282)	(3,540)	(88,705)	1,547,096
	2,296,785	41,800,557	221,471	7,391,354	387,767	247,355	10,013,692
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,296,785	41,800,557	221,471	7,391,354	387,767	247,355	10,013,692
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,296,316	41,523,380	136,417	6,986,735	380,172	235,689	9,601,966
NET ASSETS AT DECEMBER 31, 2015	$3,379,682	$46,560,007	$2,465,234	$9,935,928	$2,408,720	$352,892	$12,866,136

See accompanying notes.

	American Funds Global Balanced Fund Class 1 Subaccount	American Funds Global Bond Fund Class 1 Subaccount	American Funds Global Growth Fund Class 1 Subaccount	American Funds Global Growth Fund Class 2 Subaccount	American Funds Global Growth Fund Class 4 Subaccount	American Funds Global Growth and Income Fund Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2014	$236,081	$1,097,950	$180,670	$328,814,702	$—	$169,168
Changes From Operations:
• Net investment income (loss)	1,631	13,041	5,755	(1,301,252)	8,631	15,086
• Net realized gain (loss) on investments	11,976	13,188	49,264	45,337,066	53	767
• Net change in unrealized appreciation or depreciation on investments	(10,222)	(24,709)	(43,569)	(41,853,807)	(6,679)	627
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,385	1,520	11,450	2,182,007	2,005	16,480
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	228,538	559,284	747,910	5,311,635	1,603,323	379,753
• Contract withdrawals and transfers to annuity reserves	(123,418)	(39,208)	(18,917)	(32,707,582)	(5,014)	(16,573)
• Contract transfers	(200)	29,490	8,754	(3,508,863)	107,309	(7,299)
	104,920	549,566	737,747	(30,904,810)	1,705,618	355,881
Annuity Reserves:
• Annuity Payments	—	—	—	(19,003)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(2,063)	—	—
	—	—	—	(21,066)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	104,920	549,566	737,747	(30,925,876)	1,705,618	355,881
TOTAL INCREASE (DECREASE) IN NET ASSETS	108,305	551,086	749,197	(28,743,869)	1,707,623	372,361
NET ASSETS AT DECEMBER 31, 2014	344,386	1,649,036	929,867	300,070,833	1,707,623	541,529
Changes From Operations:
• Net investment income (loss)	1,687	(14,481)	13,188	(1,640,391)	40,421	10,987
• Net realized gain (loss) on investments	4,530	37,798	145,920	40,247,354	539,661	767
• Net change in unrealized appreciation or depreciation on investments	(10,243)	(106,272)	(94,433)	(22,655,981)	(658,001)	(38,135)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,026)	(82,955)	64,675	15,950,982	(77,919)	(26,381)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,172	211,450	577,976	5,387,908	7,767,134	290,520
• Contract withdrawals and transfers to annuity reserves	(28,260)	(94,290)	(18,583)	(32,809,669)	(412,421)	(29,408)
• Contract transfers	(2,911)	100,254	412,591	10,748,963	4,014,972	52,073
	(25,999)	217,414	971,984	(16,672,798)	11,369,685	313,185
Annuity Reserves:
• Annuity Payments	—	—	—	(22,388)	(883)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	552	36	—
	—	—	—	(21,836)	(847)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(25,999)	217,414	971,984	(16,694,634)	11,368,838	313,185
TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,025)	134,459	1,036,659	(743,652)	11,290,919	286,804
NET ASSETS AT DECEMBER 31, 2015	$314,361	$1,783,495	$1,966,526	$299,327,181	$12,998,542	$828,333

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	American Funds Global Small Capitalization Fund Class 1 Subaccount	American Funds Global Small Capitalization Fund Class 2 Subaccount	American Funds Global Small Capitalization Fund Class 4 Subaccount	American Funds Growth Fund Class 1 Subaccount	American Funds Growth Fund Class 2 Subaccount	American Funds Growth Fund Class 4 Subaccount	American Funds Growth-Income Fund Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2014	$171,321	$468,775,881	$—	$1,854,888	$1,713,280,045	$—	$857,590
Changes From Operations:
• Net investment income (loss)	(965)	(5,357,906)	(1,767)	31,126	(14,191,901)	38,794	23,506
• Net realized gain (loss) on investments	1,815	20,225,927	(289)	169,311	181,054,934	(2,668)	95,444
• Net change in unrealized appreciation or depreciation on investments	(10,951)	(10,320,455)	(2,686)	81,462	(61,422,605)	140,430	77,684
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,101)	4,547,566	(4,742)	281,899	105,440,428	176,556	196,634
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	473,133	14,033,196	1,067,142	3,275,982	17,123,858	6,610,797	1,798,304
• Contract withdrawals and transfers to annuity reserves	(15,782)	(45,910,478)	(4,396)	(170,878)	(193,981,259)	(28,635)	(47,820)
• Contract transfers	28,703	2,673,237	47,349	(32,014)	(59,539,575)	626,377	112,735
	486,054	(29,204,045)	1,110,095	3,073,090	(236,396,976)	7,208,539	1,863,219
Annuity Reserves:
• Annuity Payments	—	(14,842)	—	—	(116,009)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	2,341	—	—	(2,324)	—	—
	—	(12,501)	—	—	(118,333)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	486,054	(29,216,546)	1,110,095	3,073,090	(236,515,309)	7,208,539	1,863,219
TOTAL INCREASE (DECREASE) IN NET ASSETS	475,953	(24,668,980)	1,105,353	3,354,989	(131,074,881)	7,385,095	2,059,853
NET ASSETS AT DECEMBER 31, 2014	647,274	444,106,901	1,105,353	5,209,877	1,582,205,164	7,385,095	2,917,443
Changes From Operations:
• Net investment income (loss)	(5,612)	(5,619,397)	(36,603)	4,767	(16,093,256)	(1,276)	25,101
• Net realized gain (loss) on investments	54,905	54,159,468	183,791	1,119,811	389,775,494	3,046,171	408,142
• Net change in unrealized appreciation or depreciation on investments	(53,520)	(48,944,448)	(513,623)	(784,874)	(294,706,259)	(2,523,588)	(406,044)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,227)	(404,377)	(366,435)	339,704	78,975,979	521,307	27,199
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	91,111	5,970,348	3,115,395	474,377	16,711,245	17,625,596	248,349
• Contract withdrawals and transfers to annuity reserves	(23,551)	(40,857,492)	(54,628)	(203,775)	(177,819,602)	(443,556)	(90,400)
• Contract transfers	2,449	(1,564,049)	678,613	87,677	(69,259,134)	4,468,879	(136,475)
	70,009	(36,451,193)	3,739,380	358,279	(230,367,491)	21,650,919	21,474
Annuity Reserves:
• Annuity Payments	—	(18,141)	—	—	(112,706)	(749)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	5,618	—	—	1,982	(34)	—
	—	(12,523)	—	—	(110,724)	(783)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	70,009	(36,463,716)	3,739,380	358,279	(230,478,215)	21,650,136	21,474
TOTAL INCREASE (DECREASE) IN NET ASSETS	65,782	(36,868,093)	3,372,945	697,983	(151,502,236)	22,171,443	48,673
NET ASSETS AT DECEMBER 31, 2015	$713,056	$407,238,808	$4,478,298	$5,907,860	$1,430,702,928	$29,556,538	$2,966,116

See accompanying notes.

	American Funds Growth-Income Fund Class 2 Subaccount	American Funds Growth-Income Fund Class 4 Subaccount	American Funds High-Income Bond Fund Class 1 Subaccount	American Funds International Fund Class 1 Subaccount	American Funds International Fund Class 2 Subaccount	American Funds International Fund Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2014	$2,169,089,785	$—	$350,547	$466,616	$778,437,194	$—
Changes From Operations:
• Net investment income (loss)	(4,494,261)	37,063	36,633	22,878	(662,899)	30,517
• Net realized gain (loss) on investments	226,867,860	(874)	(297)	5,239	18,683,051	(474)
• Net change in unrealized appreciation or depreciation on investments	(39,670,371)	5,850	(46,914)	(96,868)	(48,449,796)	(84,930)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	182,703,228	42,039	(10,578)	(68,751)	(30,429,644)	(54,887)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	43,501,878	4,442,491	418,925	1,606,949	30,722,949	2,764,930
• Contract withdrawals and transfers to annuity reserves	(244,589,731)	(10,255)	(26,487)	(40,100)	(77,819,518)	(9,786)
• Contract transfers	(79,261,243)	98,133	45,342	43,920	28,695,581	326,968
	(280,349,096)	4,530,369	437,780	1,610,769	(18,400,988)	3,082,112
Annuity Reserves:
• Annuity Payments	(252,611)	—	—	—	(32,752)	—
• Receipt (reimbursement) of mortality guarantee adjustments	4,284	—	—	—	757	—
	(248,327)	—	—	—	(31,995)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(280,597,423)	4,530,369	437,780	1,610,769	(18,432,983)	3,082,112
TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,894,195)	4,572,408	427,202	1,542,018	(48,862,627)	3,027,225
NET ASSETS AT DECEMBER 31, 2014	2,071,195,590	4,572,408	777,749	2,008,634	729,574,567	3,027,225
Changes From Operations:
• Net investment income (loss)	(3,645,033)	125,189	48,512	37,284	347,052	59,774
• Net realized gain (loss) on investments	368,826,908	1,460,433	(4,285)	124,399	53,436,802	293,197
• Net change in unrealized appreciation or depreciation on investments	(361,724,365)	(1,873,975)	(119,385)	(300,189)	(93,717,795)	(1,310,123)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,457,510	(288,353)	(75,158)	(138,506)	(39,933,941)	(957,152)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	31,862,314	15,544,020	167,486	1,192,098	14,357,501	7,319,928
• Contract withdrawals and transfers to annuity reserves	(220,695,174)	(915,489)	(25,527)	(77,744)	(69,007,796)	(269,532)
• Contract transfers	(21,494,103)	1,670,396	49,538	100,076	29,764,995	1,684,076
	(210,326,963)	16,298,927	191,497	1,214,430	(24,885,300)	8,734,472
Annuity Reserves:
• Annuity Payments	(268,319)	—	—	—	(27,094)	—
• Receipt (reimbursement) of mortality guarantee adjustments	(22,932)	—	—	—	2,730	—
	(291,251)	—	—	—	(24,364)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(210,618,214)	16,298,927	191,497	1,214,430	(24,909,664)	8,734,472
TOTAL INCREASE (DECREASE) IN NET ASSETS	(207,160,704)	16,010,574	116,339	1,075,924	(64,843,605)	7,777,320
NET ASSETS AT DECEMBER 31, 2015	$1,864,034,886	$20,582,982	$894,088	$3,084,558	$664,730,962	$10,804,545

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	American Funds International Growth and Income Fund Class 1 Subaccount	American Funds Managed Risk Asset Allocation Fund Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund Class P2 Subaccount	American Funds Managed Risk Blue Chip Income and Growth Fund Class P1 Subaccount	American Funds Managed Risk Growth Fund Class P1 Subaccount	American Funds Managed Risk Growth-Income Fund Class P1 Subaccount	American Funds Managed Risk International Fund Class P1 Subaccount
NET ASSETS AT JANUARY 1, 2014	$818,062	$381,308	$—	$12,177	$51,202	$6,275	$—
Changes From Operations:
• Net investment income (loss)	35,327	(1,585)	(12,494)	2,079	(244)	181	126
• Net realized gain (loss) on investments	13,389	503	78	100	1,366	314	1
• Net change in unrealized appreciation or depreciation on investments	(116,677)	9,177	47,721	2,100	(886)	(345)	(707)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(67,961)	8,095	35,305	4,279	236	150	(580)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	832,396	365,764	5,507,822	86,009	21,605	20,314	14,228
• Contract withdrawals and transfers to annuity reserves	(77,489)	(5,072)	(8,768)	(1,150)	(3,579)	(341)	—
• Contract transfers	28,903	(145)	765,021	(87)	(631)	278	—
	783,810	360,547	6,264,075	84,772	17,395	20,251	14,228
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	783,810	360,547	6,264,075	84,772	17,395	20,251	14,228
TOTAL INCREASE (DECREASE) IN NET ASSETS	715,849	368,642	6,299,380	89,051	17,631	20,401	13,648
NET ASSETS AT DECEMBER 31, 2014	1,533,911	749,950	6,299,380	101,228	68,833	26,676	13,648
Changes From Operations:
• Net investment income (loss)	24,283	9,446	40,350	(557)	(374)	(285)	(136)
• Net realized gain (loss) on investments	22,421	16,017	306,839	405	2,734	(75)	(4)
• Net change in unrealized appreciation or depreciation on investments	(148,260)	(38,232)	(913,583)	(7,336)	(899)	(805)	(1,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(101,556)	(12,769)	(566,394)	(7,488)	1,461	(1,165)	(1,849)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	139,680	134,515	21,258,082	—	—	—	41,187
• Contract withdrawals and transfers to annuity reserves	(82,468)	(8,160)	(759,450)	(21,031)	(48,891)	(1,353)	—
• Contract transfers	12,078	26,212	4,850,316	1,120	1	(372)	2,288
	69,290	152,567	25,348,948	(19,911)	(48,890)	(1,725)	43,475
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	69,290	152,567	25,348,948	(19,911)	(48,890)	(1,725)	43,475
TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,266)	139,798	24,782,554	(27,399)	(47,429)	(2,890)	41,626
NET ASSETS AT DECEMBER 31, 2015	$1,501,645	$889,748	$31,081,934	$73,829	$21,404	$23,786	$55,274

See accompanying notes.

	American Funds Mortgage Fund Class 1 Subaccount	American Funds Mortgage Fund Class 4 Subaccount	American Funds New World Fund Class 1 Subaccount	American Funds New World Fund Class 4 Subaccount	American Funds U.S. Government/ AAA-Rated Securities Fund Class 1 Subaccount	BlackRock Global Allocation V.I. Fund Class I Subaccount
NET ASSETS AT JANUARY 1, 2014	$314,793	$—	$681,495	$—	$270,577	$937,866
Changes From Operations:
• Net investment income (loss)	(1,137)	160	8,606	12,938	(292)	23,017
• Net realized gain (loss) on investments	1,031	(22)	112,633	(1,186)	952	106,059
• Net change in unrealized appreciation or depreciation on investments	11,832	(144)	(251,413)	(140,149)	9,502	(124,100)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,726	(6)	(130,174)	(128,397)	10,162	4,976
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	67,291	47,417	1,073,297	1,998,859	33,756	479,413
• Contract withdrawals and transfers to annuity reserves	(122,970)	(134)	(35,959)	(12,962)	(130,998)	(12,257)
• Contract transfers	5,386	5,551	57,038	226,007	2,891	33,875
	(50,293)	52,834	1,094,376	2,211,904	(94,351)	501,031
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,293)	52,834	1,094,376	2,211,904	(94,351)	501,031
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,567)	52,828	964,202	2,083,507	(84,189)	506,007
NET ASSETS AT DECEMBER 31, 2014	276,226	52,828	1,645,697	2,083,507	186,388	1,443,873
Changes From Operations:
• Net investment income (loss)	1,169	39,044	1,444	(32,594)	506	15,148
• Net realized gain (loss) on investments	4,654	10,259	81,858	208,902	2,689	135,185
• Net change in unrealized appreciation or depreciation on investments	(3,325)	(67,259)	(164,508)	(725,964)	(1,438)	(192,513)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,498	(17,956)	(81,206)	(549,656)	1,757	(42,180)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	28,447	2,725,484	464,451	7,034,975	56,243	1,075,132
• Contract withdrawals and transfers to annuity reserves	(55,747)	(40,379)	(67,061)	(217,356)	(77,570)	(31,798)
• Contract transfers	(1,302)	2,074,488	106,458	1,447,598	(39,515)	387,331
	(28,602)	4,759,593	503,848	8,265,217	(60,842)	1,430,665
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(28,602)	4,759,593	503,848	8,265,217	(60,842)	1,430,665
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,104)	4,741,637	422,642	7,715,561	(59,085)	1,388,485
NET ASSETS AT DECEMBER 31, 2015	$250,122	$4,794,465	$2,068,339	$9,799,068	$127,303	$2,832,358

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	BlackRock Global Allocation V.I. Fund Class III Subaccount	BlackRock iShares Alternative Strategies V.I. Fund Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio Class I Subaccount	ClearBridge Variable Aggressive Growth Portfolio Class II Subaccount	ClearBridge Variable Mid Cap Core Portfolio Class I Subaccount	ClearBridge Variable Mid Cap Core Portfolio Class II Subaccount	Delaware VIP Diversified Income Series Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$1,396,151,367	$—	$—	$—	$—	$—	$563,170
Changes From Operations:
• Net investment income (loss)	5,710,011	—	61	(10,485)	2	(40,029)	6,845
• Net realized gain (loss) on investments	132,602,574	—	7,738	207,875	175	785,169	956
• Net change in unrealized appreciation or depreciation on investments	(135,364,694)	—	(2,913)	(111,669)	(117)	(446,189)	17,712
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,947,891	—	4,886	85,721	60	298,951	25,513
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	53,931,717	—	192,568	4,186,478	2,499	5,508,344	559,379
• Contract withdrawals and transfers to annuity reserves	(112,029,952)	—	—	(2,270)	—	(75,208)	(22,618)
• Contract transfers	(26,130,072)	—	—	453,137	—	8,574,915	18,145
	(84,228,307)	—	192,568	4,637,345	2,499	14,008,051	554,906
Annuity Reserves:
• Annuity Payments	(38,059)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(3,163)	—	—	—	—	—	—
	(41,222)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(84,269,529)	—	192,568	4,637,345	2,499	14,008,051	554,906
TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,321,638)	—	197,454	4,723,066	2,559	14,307,002	580,419
NET ASSETS AT DECEMBER 31, 2014	1,314,829,729	—	197,454	4,723,066	2,559	14,307,002	1,143,589
Changes From Operations:
• Net investment income (loss)	(8,922,035)	13,356	(140)	(129,660)	(763)	(203,430)	57,173
• Net realized gain (loss) on investments	74,796,918	(150)	17,632	1,781,284	10,903	1,350,729	19,063
• Net change in unrealized appreciation or depreciation on investments	(98,426,823)	(20,025)	(25,028)	(2,686,880)	(12,870)	(787,774)	(152,088)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(32,551,940)	(6,819)	(7,536)	(1,035,256)	(2,730)	359,525	(75,852)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	57,138,078	375,753	11,549	8,871,471	36,215	8,885,910	753,546
• Contract withdrawals and transfers to annuity reserves	(105,815,550)	(5,436)	(386)	(344,570)	—	(765,188)	(74,244)
• Contract transfers	(34,356,912)	151,931	(12,595)	5,550,526	140,676	(5,500,139)	1,510,437
	(83,034,384)	522,248	(1,432)	14,077,427	176,891	2,620,583	2,189,739
Annuity Reserves:
• Annuity Payments	(30,097)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	2,627	—	—	—	—	—	—
	(27,470)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(83,061,854)	522,248	(1,432)	14,077,427	176,891	2,620,583	2,189,739
TOTAL INCREASE (DECREASE) IN NET ASSETS	(115,613,794)	515,429	(8,968)	13,042,171	174,161	2,980,108	2,113,887
NET ASSETS AT DECEMBER 31, 2015	$1,199,215,935	$515,429	$188,486	$17,765,237	$176,720	$17,287,110	$3,257,476
See accompanying notes.

	Delaware VIP Diversified Income Series Service Class Subaccount	Delaware VIP Emerging Markets Series Standard Class Subaccount	Delaware VIP Emerging Markets Series Service Class Subaccount	Delaware VIP High Yield Series Standard Class Subaccount	Delaware VIP High Yield Series Service Class Subaccount	Delaware VIP International Value Equity Series Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$1,420,559,454	$—	$366,304,797	$5,122,924	$224,761,227	$217,780
Changes From Operations:
• Net investment income (loss)	5,644,630	(4)	(4,413,442)	252,164	10,507,474	(219)
• Net realized gain (loss) on investments	2,160,926	—	8,029,262	210,335	7,142,985	(14,839)
• Net change in unrealized appreciation or depreciation on investments	40,090,149	(188)	(36,840,698)	(560,901)	(20,911,761)	(4,659)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,895,705	(192)	(33,224,878)	(98,402)	(3,261,302)	(19,717)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	161,159,233	—	9,083,635	14,575	1,801,672	4,400
• Contract withdrawals and transfers to annuity reserves	(135,694,852)	—	(30,504,626)	(766,762)	(29,297,088)	(26,642)
• Contract transfers	187,776,295	3,333	13,777,268	74,606	(10,950,346)	(16,617)
	213,240,676	3,333	(7,643,723)	(677,581)	(38,445,762)	(38,859)
Annuity Reserves:
• Annuity Payments	(46,645)	—	(21,293)	(313)	(18,938)	—
• Receipt (reimbursement) of mortality guarantee adjustments	(3,273)	—	(2,550)	67	1,751	—
	(49,918)	—	(23,843)	(246)	(17,187)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	213,190,758	3,333	(7,667,566)	(677,827)	(38,462,949)	(38,859)
TOTAL INCREASE (DECREASE) IN NET ASSETS	261,086,463	3,141	(40,892,444)	(776,229)	(41,724,251)	(58,576)
NET ASSETS AT DECEMBER 31, 2014	1,681,645,917	3,141	325,412,353	4,346,695	183,036,976	159,204
Changes From Operations:
• Net investment income (loss)	20,244,723	(5)	(3,287,117)	211,941	8,411,923	949
• Net realized gain (loss) on investments	16,895,233	(158)	3,101,996	(243,679)	(581,820)	(14,429)
• Net change in unrealized appreciation or depreciation on investments	(89,389,016)	188	(51,023,845)	(298,935)	(21,148,178)	3,595
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(52,249,060)	25	(51,208,966)	(330,673)	(13,318,075)	(9,885)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	124,291,838	—	7,423,317	10,820	1,200,372	111
• Contract withdrawals and transfers to annuity reserves	(137,523,393)	—	(27,726,689)	(680,997)	(20,333,924)	(6,945)
• Contract transfers	75,642,743	(3,166)	23,858,738	25,496	(8,572,499)	9,300
	62,411,188	(3,166)	3,555,366	(644,681)	(27,706,051)	2,466
Annuity Reserves:
• Annuity Payments	(59,538)	—	(18,164)	(287)	(18,444)	—
• Receipt (reimbursement) of mortality guarantee adjustments	1,930	—	(207)	83	2,400	—
	(57,608)	—	(18,371)	(204)	(16,044)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	62,353,580	(3,166)	3,536,995	(644,885)	(27,722,095)	2,466
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,104,520	(3,141)	(47,671,971)	(975,558)	(41,040,170)	(7,419)
NET ASSETS AT DECEMBER 31, 2015	$1,691,750,437	$—	$277,740,382	$3,371,137	$141,996,806	$151,785

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Delaware VIP Limited-Term Diversified Income Series Standard Class Subaccount	Delaware VIP Limited-Term Diversified Income Series Service Class Subaccount	Delaware VIP REIT Series Standard Class Subaccount	Delaware VIP REIT Series Service Class Subaccount	Delaware VIP Small Cap Value Series Standard Class Subaccount	Delaware VIP Small Cap Value Series Service Class Subaccount	Delaware VIP Smid Cap Growth Series Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$902,812	$1,296,360,971	$4,258,904	$140,346,986	$8,057,362	$372,923,143	$9,429,179
Changes From Operations:
• Net investment income (loss)	2,696	(122,650)	(5,100)	(857,157)	(66,744)	(4,822,864)	(113,894)
• Net realized gain (loss) on investments	(307)	(1,835,230)	94,948	4,953,072	1,039,966	47,013,084	1,191,545
• Net change in unrealized appreciation or depreciation on investments	(130)	2,931,189	1,030,333	32,921,523	(645,300)	(28,288,765)	(994,569)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,259	973,309	1,120,181	37,017,438	327,922	13,901,455	83,082
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	297,152	139,490,779	82,849	9,821,506	74,208	12,666,631	36,621
• Contract withdrawals and transfers to annuity reserves	(41,501)	(126,723,902)	(687,733)	(18,469,534)	(827,649)	(35,919,518)	(832,820)
• Contract transfers	76,302	46,293,527	1,173,027	7,465,464	(70,600)	(7,822,676)	(347,559)
	331,953	59,060,404	568,143	(1,182,564)	(824,041)	(31,075,563)	(1,143,758)
Annuity Reserves:
• Annuity Payments	—	(6,727)	(21,140)	(22,966)	(1,410)	(14,907)	(2,933)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(691)	427	4,230	132	(1,866)	13
	—	(7,418)	(20,713)	(18,736)	(1,278)	(16,773)	(2,920)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	331,953	59,052,986	547,430	(1,201,300)	(825,319)	(31,092,336)	(1,146,678)
TOTAL INCREASE (DECREASE) IN NET ASSETS	334,212	60,026,295	1,667,611	35,816,138	(497,397)	(17,190,881)	(1,063,596)
NET ASSETS AT DECEMBER 31, 2014	1,237,024	1,356,387,266	5,926,515	176,163,124	7,559,965	355,732,262	8,365,583
Changes From Operations:
• Net investment income (loss)	5,056	1,377,533	(9,587)	(1,120,140)	(48,643)	(3,964,887)	(86,828)
• Net realized gain (loss) on investments	(718)	(2,109,652)	419,033	9,300,069	972,132	44,393,177	1,021,855
• Net change in unrealized appreciation or depreciation on investments	(9,555)	(8,867,490)	(327,357)	(5,684,534)	(1,454,056)	(66,744,536)	(443,012)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,217)	(9,599,609)	82,089	2,495,395	(530,567)	(26,316,246)	492,015
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	22,233	73,827,798	81,548	12,296,486	72,722	12,751,902	108,046
• Contract withdrawals and transfers to annuity reserves	(68,975)	(112,556,098)	(740,981)	(17,317,549)	(712,513)	(33,844,681)	(838,710)
• Contract transfers	(48,288)	15,059,530	(1,375,061)	(10,238,979)	(21,325)	(7,177,861)	(201,887)
	(95,030)	(23,668,770)	(2,034,494)	(15,260,042)	(661,116)	(28,270,640)	(932,551)
Annuity Reserves:
• Annuity Payments	—	(3,441)	(29,257)	(26,414)	(1,360)	(14,799)	(10,827)
• Receipt (reimbursement) of mortality guarantee adjustments	—	12	(449)	7,258	104	198	(1,111)
	—	(3,429)	(29,706)	(19,156)	(1,256)	(14,601)	(11,938)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(95,030)	(23,672,199)	(2,064,200)	(15,279,198)	(662,372)	(28,285,241)	(944,489)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(100,247)	(33,271,808)	(1,982,111)	(12,783,803)	(1,192,939)	(54,601,487)	(452,474)
NET ASSETS AT DECEMBER 31, 2015	$1,136,777	$1,323,115,458	$3,944,404	$163,379,321	$6,367,026	$301,130,775	$7,913,109

See accompanying notes.

	Delaware VIP Smid Cap Growth Series Service Class Subaccount	Delaware VIP U.S. Growth Series Service Class Subaccount	Delaware VIP Value Series Standard Class Subaccount	Delaware VIP Value Series Service Class Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio A Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio B Subaccount
NET ASSETS AT JANUARY 1, 2014	$169,924,221	$335,409,773	$7,405,602	$250,120,711	$637,444	$52,997,930
Changes From Operations:
• Net investment income (loss)	(2,511,608)	(3,802,897)	18,709	(766,068)	4,816	(82,143)
• Net realized gain (loss) on investments	21,315,961	41,028,438	581,774	16,459,299	5,116	622,705
• Net change in unrealized appreciation or depreciation on investments	(18,146,481)	(573,374)	214,762	13,122,123	3,774	167,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	657,872	36,652,167	815,245	28,815,354	13,706	708,332
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,867,980	15,230,598	157,393	11,653,754	211,026	6,935,133
• Contract withdrawals and transfers to annuity reserves	(15,125,403)	(28,819,371)	(885,575)	(27,955,470)	(20,716)	(4,005,547)
• Contract transfers	(14,667,404)	(2,383,495)	(388,544)	25,244,525	10,813	(1,001,324)
	(22,924,827)	(15,972,268)	(1,116,726)	8,942,809	201,123	1,928,262
Annuity Reserves:
• Annuity Payments	(15,551)	(2,336)	(1,893)	(13,414)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	662	117	(10,723)	(1,214)	—	—
	(14,889)	(2,219)	(12,616)	(14,628)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(22,939,716)	(15,974,487)	(1,129,342)	8,928,181	201,123	1,928,262
TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,281,844)	20,677,680	(314,097)	37,743,535	214,829	2,636,594
NET ASSETS AT DECEMBER 31, 2014	147,642,377	356,087,453	7,091,505	287,864,246	852,273	55,634,524
Changes From Operations:
• Net investment income (loss)	(2,340,403)	(2,915,659)	21,912	(530,488)	16,297	577,624
• Net realized gain (loss) on investments	17,163,004	44,553,155	376,261	17,983,414	(897)	(42,784)
• Net change in unrealized appreciation or depreciation on investments	(6,605,814)	(27,691,711)	(520,632)	(23,858,486)	(85,768)	(5,224,558)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,216,787	13,945,785	(122,459)	(6,405,560)	(70,368)	(4,689,718)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,437,633	9,389,499	63,927	14,879,233	106,085	5,797,067
• Contract withdrawals and transfers to annuity reserves	(13,960,855)	(28,260,913)	(751,081)	(31,504,469)	(33,940)	(3,892,351)
• Contract transfers	17,924,244	468,958	(120,877)	(2,602,261)	66,493	1,108,975
	14,401,022	(18,402,456)	(808,031)	(19,227,497)	138,638	3,013,691
Annuity Reserves:
• Annuity Payments	(18,617)	(4,080)	(1,288)	(16,768)	—	(1,443)
• Receipt (reimbursement) of mortality guarantee adjustments	985	1,492	2	1,046	—	1,953
	(17,632)	(2,588)	(1,286)	(15,722)	—	510
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	14,383,390	(18,405,044)	(809,317)	(19,243,219)	138,638	3,014,201
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,600,177	(4,459,259)	(931,776)	(25,648,779)	68,270	(1,675,517)
NET ASSETS AT DECEMBER 31, 2015	$170,242,554	$351,628,194	$6,159,729	$262,215,467	$920,543	$53,959,007

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Deutsche Equity 500 Index VIP Portfolio A Subaccount	Deutsche Equity 500 Index VIP Portfolio B Subaccount	Deutsche Small Cap Index VIP Portfolio A Subaccount	Eaton Vance VT Floating-Rate Income Fund Initial Class Subaccount	Eaton Vance VT Floating-Rate Income Fund Advisor Class Subaccount	Fidelity VIP Contrafund Portfolio Initial Class Subaccount	Fidelity VIP Contrafund Portfolio Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2014	$8,249,499	$—	$5,316,825	$—	$—	$—	$1,147,842,954
Changes From Operations:
• Net investment income (loss)	17,696	(4)	(27,192)	7,867	3,054	410	(10,502,998)
• Net realized gain (loss) on investments	951,973	13	650,393	(80)	(31)	923	85,237,551
• Net change in unrealized appreciation or depreciation on investments	(184,747)	—	(512,227)	(17,124)	(3,870)	(1,460)	30,923,916
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	784,922	9	110,974	(9,337)	(847)	(127)	105,658,469
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	49,266	3	163,563	1,374,357	475,777	126,859	39,017,051
• Contract withdrawals and transfers to annuity reserves	(792,979)	(12)	(1,008,052)	(4,797)	(874)	—	(111,065,850)
• Contract transfers	(1,231,765)	—	(216,732)	47,152	(35,000)	(219)	(51,634,515)
	(1,975,478)	(9)	(1,061,221)	1,416,712	439,903	126,640	(123,683,314)
Annuity Reserves:
• Annuity Payments	(942)	—	—	—	—	—	(25,954)
• Receipt (reimbursement) of mortality guarantee adjustments	426	—	—	—	—	—	(1,052)
	(516)	—	—	—	—	—	(27,006)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,975,994)	(9)	(1,061,221)	1,416,712	439,903	126,640	(123,710,320)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,191,072)	—	(950,247)	1,407,375	439,056	126,513	(18,051,851)
NET ASSETS AT DECEMBER 31, 2014	7,058,427	—	4,366,578	1,407,375	439,056	126,513	1,129,791,103
Changes From Operations:
• Net investment income (loss)	1,634	—	(20,300)	75,209	28,351	1,820	(9,344,618)
• Net realized gain (loss) on investments	729,320	—	451,339	(16,515)	(1,341)	16,304	142,049,342
• Net change in unrealized appreciation or depreciation on investments	(767,435)	—	(651,828)	(233,270)	(68,550)	(19,907)	(144,484,225)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,481)	—	(220,789)	(174,576)	(41,540)	(1,783)	(11,779,501)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	191,041	—	62,519	3,249,022	1,374,940	165,669	41,148,785
• Contract withdrawals and transfers to annuity reserves	(1,012,437)	—	(390,609)	(314,875)	(7,107)	(1,120)	(105,940,728)
• Contract transfers	42,021	—	(304,768)	2,587,638	288,533	(305)	(10,804,894)
	(779,375)	—	(632,858)	5,521,785	1,656,366	164,244	(75,596,837)
Annuity Reserves:
• Annuity Payments	(961)	—	—	—	—	—	(43,662)
• Receipt (reimbursement) of mortality guarantee adjustments	477	—	—	—	—	—	1,790
	(484)	—	—	—	—	—	(41,872)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(779,859)	—	(632,858)	5,521,785	1,656,366	164,244	(75,638,709)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(816,340)	—	(853,647)	5,347,209	1,614,826	162,461	(87,418,210)
NET ASSETS AT DECEMBER 31, 2015	$6,242,087	$—	$3,512,931	$6,754,584	$2,053,882	$288,974	$1,042,372,893

See accompanying notes.

	Fidelity VIP Equity-Income Portfolio Service Class 2 Subaccount	Fidelity VIP Growth Portfolio Initial Class Subaccount	Fidelity VIP Growth Portfolio Service Class 2 Subaccount	Fidelity VIP Mid Cap Portfolio Initial Class Subaccount	Fidelity VIP Mid Cap Portfolio Service Class 2 Subaccount	Fidelity VIP Overseas Portfolio Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$5,449,720	$160,663,201	$—	$567,793,371	$—
Changes From Operations:
• Net investment income (loss)	(4)	(68,743)	(2,805,438)	1,086	(8,911,221)	—
• Net realized gain (loss) on investments	35	371,302	25,341,271	4,495	26,214,440	1
• Net change in unrealized appreciation or depreciation on investments	—	202,702	(7,658,341)	9,723	6,379,445	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31	505,261	14,877,492	15,304	23,682,664	1
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4	128,050	11,305,745	571,682	23,508,728	2
• Contract withdrawals and transfers to annuity reserves	(35)	(786,768)	(18,931,396)	(984)	(47,746,203)	(3)
• Contract transfers	—	86,774	(10,831,723)	2,667	(12,365,634)	—
	(31)	(571,944)	(18,457,374)	573,365	(36,603,109)	(1)
Annuity Reserves:
• Annuity Payments	—	(204)	(6,818)	—	(9,324)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(3,408)	320	—	44	—
	—	(3,612)	(6,498)	—	(9,280)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(31)	(575,556)	(18,463,872)	573,365	(36,612,389)	(1)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(70,295)	(3,586,380)	588,669	(12,929,725)	—
NET ASSETS AT DECEMBER 31, 2014	—	5,379,425	157,076,821	588,669	554,863,646	—
Changes From Operations:
• Net investment income (loss)	—	(61,591)	(2,769,833)	294	(7,340,680)	(15)
• Net realized gain (loss) on investments	—	390,871	13,947,324	68,725	72,879,357	2,243
• Net change in unrealized appreciation or depreciation on investments	—	(32,209)	(3,139,534)	(78,181)	(81,540,433)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	297,071	8,037,957	(9,162)	(16,001,756)	2,228
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	55,005	14,084,350	61,746	22,653,266	1,379
• Contract withdrawals and transfers to annuity reserves	—	(478,136)	(15,976,774)	(6,526)	(42,970,854)	(2,939)
• Contract transfers	—	(80,923)	2,490,175	(5,166)	(16,460,775)	(668)
	—	(504,054)	597,751	50,054	(36,778,363)	(2,228)
Annuity Reserves:
• Annuity Payments	—	—	(8,056)	—	(17,962)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	1,008	—	(1,129)	—
	—	—	(7,048)	—	(19,091)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(504,054)	590,703	50,054	(36,797,454)	(2,228)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(206,983)	8,628,660	40,892	(52,799,210)	—
NET ASSETS AT DECEMBER 31, 2015	$—	$5,172,442	$165,705,481	$629,561	$502,064,436	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Fidelity VIP Strategic Income Portfolio Initial Class Subaccount	Fidelity VIP Strategic Income Portfolio Service Class 2 Subaccount	First Trust Multi Income Allocation Portfolio Class I Subaccount	First Trust Multi Income Allocation Portfolio Class II Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio Class I Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio Class II Subaccount	Franklin Founding Funds Allocation VIP Fund Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	—	—	1,693	—	(1,632)	—	(16,099)
• Net realized gain (loss) on investments	—	—	576	—	(659)	—	119
• Net change in unrealized appreciation or depreciation on investments	—	—	2,321	—	28,627	—	(77,394)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	4,590	—	26,336	—	(93,374)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	410,668	—	1,350,906	—	1,132,011
• Contract withdrawals and transfers to annuity reserves	—	—	—	—	(911)	—	(5,566)
• Contract transfers	—	—	9,310	—	179,363	—	5,426,514
	—	—	419,978	—	1,529,358	—	6,552,959
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	419,978	—	1,529,358	—	6,552,959
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	424,568	—	1,555,694	—	6,459,585
NET ASSETS AT DECEMBER 31, 2014	—	—	424,568	—	1,555,694	—	6,459,585
Changes From Operations:
• Net investment income (loss)	4,685	31,287	30,896	1	117,999	111	136,123
• Net realized gain (loss) on investments	386	1,329	(25,739)	(44)	66,494	—	(538,641)
• Net change in unrealized appreciation or depreciation on investments	(8,836)	(69,291)	(154,517)	—	(297,415)	(209)	(251,816)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,765)	(36,675)	(149,360)	(43)	(112,922)	(98)	(654,334)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	19,358	1,408,720	2,316,669	500	6,885,206	—	2,608,360
• Contract withdrawals and transfers to annuity reserves	—	(37,663)	(83,118)	—	(234,428)	—	(100,225)
• Contract transfers	154,083	570,935	395,071	(457)	754,944	6,015	(4,411,613)
	173,441	1,941,992	2,628,622	43	7,405,722	6,015	(1,903,478)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	173,441	1,941,992	2,628,622	43	7,405,722	6,015	(1,903,478)
TOTAL INCREASE (DECREASE) IN NET ASSETS	169,676	1,905,317	2,479,262	—	7,292,800	5,917	(2,557,812)
NET ASSETS AT DECEMBER 31, 2015	$169,676	$1,905,317	$2,903,830	$—	$8,848,494	$5,917	$3,901,773

See accompanying notes.

	Franklin Income VIP Fund Class 1 Subaccount	Franklin Income VIP Fund Class 2 Subaccount	Franklin Income VIP Fund Class 4 Subaccount	Franklin Mutual Shares VIP Fund Class 1 Subaccount	Franklin Mutual Shares VIP Fund Class 2 Subaccount	Franklin Mutual Shares VIP Fund Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$637,025,857	$—	$—	$821,308,773	$—
Changes From Operations:
• Net investment income (loss)	(18)	22,040,866	(21,649)	—	6,271,572	1,828
• Net realized gain (loss) on investments	1,673	10,795,732	(8,115)	—	37,393,435	1,496
• Net change in unrealized appreciation or depreciation on investments	—	(13,400,992)	(144,095)	—	3,548,236	(2,162)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,655	19,435,606	(173,859)	—	47,213,243	1,162
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	44,954,167	7,271,675	—	30,470,804	857,818
• Contract withdrawals and transfers to annuity reserves	(1,655)	(70,285,001)	(51,293)	—	(74,506,541)	(4,068)
• Contract transfers	—	9,148,741	738,627	—	(8,122,074)	(33,711)
	(1,655)	(16,182,093)	7,959,009	—	(52,157,811)	820,039
Annuity Reserves:
• Annuity Payments	—	(24,705)	—	—	(11,623)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(3,416)	—	—	(2,713)	—
	—	(28,121)	—	—	(14,336)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,655)	(16,210,214)	7,959,009	—	(52,172,147)	820,039
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	3,225,392	7,785,150	—	(4,958,904)	821,201
NET ASSETS AT DECEMBER 31, 2014	—	640,251,249	7,785,150	—	816,349,869	821,201
Changes From Operations:
• Net investment income (loss)	(68)	18,744,469	395,927	1,324	14,310,039	56,756
• Net realized gain (loss) on investments	—	772,492	(216,991)	2,955	77,162,663	157,407
• Net change in unrealized appreciation or depreciation on investments	(1,111)	(72,130,896)	(1,464,682)	(8,166)	(137,178,444)	(451,035)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,179)	(52,613,935)	(1,285,746)	(3,887)	(45,705,742)	(236,872)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	57,863	28,104,279	9,929,449	26,334	18,022,990	3,033,073
• Contract withdrawals and transfers to annuity reserves	—	(59,905,912)	(703,306)	(329)	(69,320,849)	(355,132)
• Contract transfers	103	(9,203,542)	998,810	20,578	2,886,114	177,726
	57,966	(41,005,175)	10,224,953	46,583	(48,411,745)	2,855,667
Annuity Reserves:
• Annuity Payments	—	(53,653)	—	—	(22,671)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(1,812)	—	—	(484)	—
	—	(55,465)	—	—	(23,155)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	57,966	(41,060,640)	10,224,953	46,583	(48,434,900)	2,855,667
TOTAL INCREASE (DECREASE) IN NET ASSETS	56,787	(93,674,575)	8,939,207	42,696	(94,140,642)	2,618,795
NET ASSETS AT DECEMBER 31, 2015	$56,787	$546,576,674	$16,724,357	$42,696	$722,209,227	$3,439,996

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Franklin Rising Dividends VIP Fund Class 1 Subaccount	Franklin Rising Dividends VIP Fund Class 4 Subaccount	Franklin Small Cap Value VIP Fund Class 1 Subaccount	Franklin Small Cap Value VIP Fund Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund Class 2 Subaccount	Franklin Small-Mid Cap Growth VIP Fund Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$—	$153	$—
Changes From Operations:
• Net investment income (loss)	(1)	(7,220)	(272)	(1,952)	—	(6)	(1,192)
• Net realized gain (loss) on investments	—	438	7	(194)	—	(330)	(181)
• Net change in unrealized appreciation or depreciation on investments	(296)	97,257	14,038	6,218	—	(4)	15,682
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(297)	90,475	13,773	4,072	—	(340)	14,309
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	86,051	2,380,519	264,610	683,534	—	1,187	511,562
• Contract withdrawals and transfers to annuity reserves	—	(14,966)	—	(4,458)	—	(148)	(1,403)
• Contract transfers	—	156,430	2,333	46,467	—	(852)	107,216
	86,051	2,521,983	266,943	725,543	—	187	617,375
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	86,051	2,521,983	266,943	725,543	—	187	617,375
TOTAL INCREASE (DECREASE) IN NET ASSETS	85,754	2,612,458	280,716	729,615	—	(153)	631,684
NET ASSETS AT DECEMBER 31, 2014	85,754	2,612,458	280,716	729,615	—	—	631,684
Changes From Operations:
• Net investment income (loss)	3,849	10,928	1,446	(10,965)	(19)	(4)	(19,521)
• Net realized gain (loss) on investments	25,849	525,957	40,992	206,784	1,106	29	238,919
• Net change in unrealized appreciation or depreciation on investments	(42,741)	(882,431)	(64,809)	(403,919)	(1,421)	(62)	(374,982)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,043)	(345,546)	(22,371)	(208,100)	(334)	(37)	(155,584)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	247,224	5,085,334	17,568	1,699,740	5,501	248	1,693,598
• Contract withdrawals and transfers to annuity reserves	(7,693)	(155,666)	(216)	(39,433)	—	(765)	(160,842)
• Contract transfers	91,228	947,061	(2,177)	120,843	60	554	93,088
	330,759	5,876,729	15,175	1,781,150	5,561	37	1,625,844
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(719)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	(37)
	—	—	—	—	—	—	(756)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	330,759	5,876,729	15,175	1,781,150	5,561	37	1,625,088
TOTAL INCREASE (DECREASE) IN NET ASSETS	317,716	5,531,183	(7,196)	1,573,050	5,227	—	1,469,504
NET ASSETS AT DECEMBER 31, 2015	$403,470	$8,143,641	$273,520	$2,302,665	$5,227	$—	$2,101,188
See accompanying notes.

	Goldman Sachs VIT Large Cap Value Fund Service Class Subaccount	Goldman Sachs VIT Money Market Fund Institutional Class Subaccount	Goldman Sachs VIT Money Market Fund Service Class Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class Subaccount	Goldman Sachs VIT Strategic Income Fund Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$177,640,451	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	217,480	(244)	(34,181)	6,904	318	13,006
• Net realized gain (loss) on investments	38,101,579	—	—	141	(15)	(11,566)
• Net change in unrealized appreciation or depreciation on investments	(19,256,532)	—	—	(17,018)	(925)	(21,223)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,062,527	(244)	(34,181)	(9,973)	(622)	(19,783)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,913,266	608,085	16,258,398	697,331	10,006	1,191,383
• Contract withdrawals and transfers to annuity reserves	(15,421,259)	(10)	(2,384)	(378)	—	(581,819)
• Contract transfers	(12,204,548)	(277,675)	(9,308,506)	74,076	19,627	135,298
	(25,712,541)	330,400	6,947,508	771,029	29,633	744,862
Annuity Reserves:
• Annuity Payments	(1,565)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(463)	—	—	—	—	—
	(2,028)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(25,714,569)	330,400	6,947,508	771,029	29,633	744,862
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,652,042)	330,156	6,913,327	761,056	29,011	725,079
NET ASSETS AT DECEMBER 31, 2014	170,988,409	330,156	6,913,327	761,056	29,011	725,079
Changes From Operations:
• Net investment income (loss)	339,676	(1,301)	(316,636)	23,392	501	37,843
• Net realized gain (loss) on investments	20,236,836	—	—	(40,476)	—	(13,166)
• Net change in unrealized appreciation or depreciation on investments	(29,137,971)	—	—	(176,506)	(1,966)	(104,886)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,561,459)	(1,301)	(316,636)	(193,590)	(1,465)	(80,209)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,408,004	2,214,600	56,065,497	2,296,568	—	2,453,725
• Contract withdrawals and transfers to annuity reserves	(13,545,384)	(371,886)	(9,157,368)	(34,328)	—	(81,089)
• Contract transfers	2,458,567	(1,342,529)	(17,560,879)	(325,830)	897	709,621
	(9,678,813)	500,185	29,347,250	1,936,410	897	3,082,257
Annuity Reserves:
• Annuity Payments	(2,312)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(1)	—	—	—	—	—
	(2,313)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,681,126)	500,185	29,347,250	1,936,410	897	3,082,257
TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,242,585)	498,884	29,030,614	1,742,820	(568)	3,002,048
NET ASSETS AT DECEMBER 31, 2015	$152,745,824	$829,040	$35,943,941	$2,503,876	$28,443	$3,727,127

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Guggenheim Long Short Equity Fund Subaccount	Guggenheim Multi-Hedge Strategies Fund Subaccount	Hartford Capital Appreciation HLS Fund Class IA Subaccount	Hartford Capital Appreciation HLS Fund Class IC Subaccount	Huntington VA Balanced Fund Subaccount	Huntington VA Dividend Capture Fund Subaccount	Invesco V.I. American Franchise Fund Series I Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$3,020,057	$1,331,206	$2,811,844
Changes From Operations:
• Net investment income (loss)	(695)	(1,165)	337	6,974	59,915	53,133	(37,447)
• Net realized gain (loss) on investments	2	126	2,861	35,324	340,194	26,259	134,394
• Net change in unrealized appreciation or depreciation on investments	12,397	13,087	(2,943)	(20,424)	(376,964)	34,612	80,611
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,704	12,048	255	21,874	23,145	114,004	177,558
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	257,080	395,406	49,104	1,354,525	20,378	6,465	4,802
• Contract withdrawals and transfers to annuity reserves	(340)	(213)	—	(3,827)	(24,014)	(87,451)	(381,202)
• Contract transfers	69,062	96,858	—	203,202	(3,039,566)	25,699	18,392
	325,802	492,051	49,104	1,553,900	(3,043,202)	(55,287)	(358,008)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	325,802	492,051	49,104	1,553,900	(3,043,202)	(55,287)	(358,008)
TOTAL INCREASE (DECREASE) IN NET ASSETS	337,506	504,099	49,359	1,575,774	(3,020,057)	58,717	(180,450)
NET ASSETS AT DECEMBER 31, 2014	337,506	504,099	49,359	1,575,774	—	1,389,923	2,631,394
Changes From Operations:
• Net investment income (loss)	(17,383)	(8,955)	463	(18,524)	—	35,900	(37,386)
• Net realized gain (loss) on investments	(704)	7,400	15,424	889,526	—	31,508	85,523
• Net change in unrealized appreciation or depreciation on investments	(18,575)	3,572	(17,194)	(1,025,609)	—	(120,689)	39,300
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,662)	2,017	(1,307)	(154,607)	—	(53,281)	87,437
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,978,883	1,543,469	31,994	3,765,536	—	25,528	21,563
• Contract withdrawals and transfers to annuity reserves	(44,454)	(46,806)	—	(137,184)	—	(168,674)	(160,649)
• Contract transfers	1,249,200	1,501,415	(146)	1,058,467	—	(10,626)	(26,900)
	3,183,629	2,998,078	31,848	4,686,819	—	(153,772)	(165,986)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,183,629	2,998,078	31,848	4,686,819	—	(153,772)	(165,986)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,146,967	3,000,095	30,541	4,532,212	—	(207,053)	(78,549)
NET ASSETS AT DECEMBER 31, 2015	$3,484,473	$3,504,194	$79,900	$6,107,986	$—	$1,182,870	$2,552,845

See accompanying notes.

	Invesco V.I. American Franchise Fund Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Fund Series I Subaccount	Invesco V.I. Balanced-Risk Allocation Fund Series II Subaccount	Invesco V.I. Comstock Fund Series I Subaccount	Invesco V.I. Comstock Fund Series II Subaccount	Invesco V.I. Core Equity Fund Series I Subaccount
NET ASSETS AT JANUARY 1, 2014	$1,350,336	$—	$—	$—	$—	$9,093,922
Changes From Operations:
• Net investment income (loss)	(20,337)	(81)	(4,757)	—	2,640	(56,782)
• Net realized gain (loss) on investments	80,991	5	18,771	—	389	584,731
• Net change in unrealized appreciation or depreciation on investments	12,948	575	(9,950)	—	18,743	45,686
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,602	499	4,064	—	21,772	573,635
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,764	163,409	2,101,525	—	1,059,025	28,992
• Contract withdrawals and transfers to annuity reserves	(208,732)	(295)	(13,820)	—	(1,540)	(849,797)
• Contract transfers	(56,830)	—	(681,833)	—	44,346	(468,244)
	(263,798)	163,114	1,405,872	—	1,101,831	(1,289,049)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(1,455)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	1,030
	—	—	—	—	—	(425)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(263,798)	163,114	1,405,872	—	1,101,831	(1,289,474)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(190,196)	163,613	1,409,936	—	1,123,603	(715,839)
NET ASSETS AT DECEMBER 31, 2014	1,160,140	163,613	1,409,936	—	1,123,603	8,378,083
Changes From Operations:
• Net investment income (loss)	(19,310)	7,158	153,435	755	17,665	(29,078)
• Net realized gain (loss) on investments	86,700	16,538	406,618	113	13,600	1,192,069
• Net change in unrealized appreciation or depreciation on investments	(40,761)	(32,856)	(900,601)	(3,772)	(182,894)	(1,712,342)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,629	(9,160)	(340,548)	(2,904)	(151,629)	(549,351)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	96,255	28,713	4,711,848	75,671	1,335,564	134,352
• Contract withdrawals and transfers to annuity reserves	(198,666)	(1,945)	(135,451)	—	(40,284)	(1,032,512)
• Contract transfers	309,848	—	394,408	3,291	(16,678)	(100,039)
	207,437	26,768	4,970,805	78,962	1,278,602	(998,199)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(3,266)
	—	—	—	—	—	(3,266)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	207,437	26,768	4,970,805	78,962	1,278,602	(1,001,465)
TOTAL INCREASE (DECREASE) IN NET ASSETS	234,066	17,608	4,630,257	76,058	1,126,973	(1,550,816)
NET ASSETS AT DECEMBER 31, 2015	$1,394,206	$181,221	$6,040,193	$76,058	$2,250,576	$6,827,267

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Invesco V.I. Core Equity Fund Series II Subaccount	Invesco V.I. Diversified Dividend Fund Series I Subaccount	Invesco V.I. Diversified Dividend Fund Series II Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund Series I Subaccount
NET ASSETS AT JANUARY 1, 2014	$2,492,738	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(22,590)	(22)	4,055	—
• Net realized gain (loss) on investments	160,750	31	1,256	—
• Net change in unrealized appreciation or depreciation on investments	10,602	1,161	24,574	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	148,762	1,170	29,885	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,549	—	662,083	—
• Contract withdrawals and transfers to annuity reserves	(299,820)	—	(4,205)	—
• Contract transfers	(20,795)	18,942	15,490	—
	(313,066)	18,942	673,368	—
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(313,066)	18,942	673,368	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(164,304)	20,112	703,253	—
NET ASSETS AT DECEMBER 31, 2014	2,328,434	20,112	703,253	—
Changes From Operations:
• Net investment income (loss)	(15,559)	389	17,719	99
• Net realized gain (loss) on investments	350,017	194	8,609	1,439
• Net change in unrealized appreciation or depreciation on investments	(492,754)	(223)	(64,541)	(1,853)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(158,296)	360	(38,213)	(315)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	19,609	10,068	3,116,361	4,754
• Contract withdrawals and transfers to annuity reserves	(233,477)	—	(76,488)	—
• Contract transfers	(176,457)	(1,670)	1,619,183	5,009
	(390,325)	8,398	4,659,056	9,763
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(390,325)	8,398	4,659,056	9,763
TOTAL INCREASE (DECREASE) IN NET ASSETS	(548,621)	8,758	4,620,843	9,448
NET ASSETS AT DECEMBER 31, 2015	$1,779,813	$28,870	$5,324,096	$9,448

See accompanying notes.

	Invesco V.I. Equally- Weighted S&P 500 Fund Series II Subaccount	Invesco V.I. Equity and Income Fund Series II Subaccount	Invesco V.I. International Growth Fund Series I Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$2,842,158
Changes From Operations:
• Net investment income (loss)	1,105	2,813	1,128
• Net realized gain (loss) on investments	52,447	18,632	322,128
• Net change in unrealized appreciation or depreciation on investments	(12,724)	492	(343,271)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,828	21,937	(20,015)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,412,909	917,968	218,577
• Contract withdrawals and transfers to annuity reserves	(1,678)	(5,621)	(427,229)
• Contract transfers	31,533	362,190	(227,592)
	1,442,764	1,274,537	(436,244)
Annuity Reserves:
• Annuity Payments	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—
	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,442,764	1,274,537	(436,244)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,483,592	1,296,474	(456,259)
NET ASSETS AT DECEMBER 31, 2014	1,483,592	1,296,474	2,385,899
Changes From Operations:
• Net investment income (loss)	23,167	68,689	2,524
• Net realized gain (loss) on investments	1,321,523	310,612	144,685
• Net change in unrealized appreciation or depreciation on investments	(1,752,132)	(569,699)	(241,842)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(407,442)	(190,398)	(94,633)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,335,395	2,829,695	128,256
• Contract withdrawals and transfers to annuity reserves	(262,132)	(83,128)	(256,681)
• Contract transfers	1,694,660	625,217	116,803
	7,767,923	3,371,784	(11,622)
Annuity Reserves:
• Annuity Payments	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—
	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,767,923	3,371,784	(11,622)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,360,481	3,181,386	(106,255)
NET ASSETS AT DECEMBER 31, 2015	$8,844,073	$4,477,860	$2,279,644

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Ivy Funds VIP Science and Technology Portfolio Class A Subaccount	Janus Aspen Balanced Portfolio Service Shares Subaccount	Janus Aspen Enterprise Portfolio Service Shares Subaccount	Janus Aspen Global Research Portfolio Service Shares Subaccount	JPMIT Global Allocation Portfolio Class 2 Subaccount	JPMIT Income Builder Portfolio Class 2 Subaccount	JPMIT Intrepid Mid Cap Portfolio Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$18,533,143	$5,821,920	$1,145,170	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(4,039)	(22,462)	(90,081)	(6,846)	—	—	(72)
• Net realized gain (loss) on investments	218	1,051,921	840,777	89,791	—	—	—
• Net change in unrealized appreciation or depreciation on investments	13,526	66,797	(184,140)	(22,651)	—	—	2,819
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,705	1,096,256	566,556	60,294	—	—	2,747
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,519,514	98,704	22,574	654	—	—	49,105
• Contract withdrawals and transfers to annuity reserves	(1,088)	(2,475,142)	(532,362)	(196,913)	—	—	—
• Contract transfers	282,771	(251,654)	(143,624)	(48,175)	—	—	—
	1,801,197	(2,628,092)	(653,412)	(244,434)	—	—	49,105
Annuity Reserves:
• Annuity Payments	—	(10,602)	—	(924)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	92	—	413	—	—	—
	—	(10,510)	—	(511)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,801,197	(2,638,602)	(653,412)	(244,945)	—	—	49,105
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,810,902	(1,542,346)	(86,856)	(184,651)	—	—	51,852
NET ASSETS AT DECEMBER 31, 2014	1,810,902	16,990,797	5,735,064	960,519	—	—	51,852
Changes From Operations:
• Net investment income (loss)	(69,774)	(44,087)	(63,380)	(9,613)	19,736	4,046	118
• Net realized gain (loss) on investments	232,197	1,121,351	1,043,745	63,183	4,975	112	8,066
• Net change in unrealized appreciation or depreciation on investments	(802,902)	(1,312,275)	(860,262)	(81,676)	(74,258)	(4,310)	(12,620)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(640,479)	(235,011)	120,103	(28,106)	(49,547)	(152)	(4,436)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,135,194	138,413	71,278	13,136	1,305,163	237,457	14,669
• Contract withdrawals and transfers to annuity reserves	(129,153)	(3,309,387)	(806,500)	(175,055)	(45,124)	—	(137)
• Contract transfers	1,467,103	284,082	501,996	(1,609)	781,574	16,401	5,145
	8,473,144	(2,886,892)	(233,226)	(163,528)	2,041,613	253,858	19,677
Annuity Reserves:
• Annuity Payments	(593)	(6,326)	—	(922)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(27)	(3,599)	—	453	—	—	—
	(620)	(9,925)	—	(469)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,472,524	(2,896,817)	(233,226)	(163,997)	2,041,613	253,858	19,677
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,832,045	(3,131,828)	(113,123)	(192,103)	1,992,066	253,706	15,241
NET ASSETS AT DECEMBER 31, 2015	$9,642,947	$13,858,969	$5,621,941	$768,416	$1,992,066	$253,706	$67,093

See accompanying notes.

	JPMIT Intrepid Mid Cap Portfolio Class 2 Subaccount	LVIP American Balanced Allocation Fund Standard Class Subaccount	LVIP American Balanced Allocation Fund Service Class Subaccount	LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$8,409,493	$—	$—	$656,928	$—
Changes From Operations:
• Net investment income (loss)	(3,452)	145,124	44,519	(291,688)	5,347	50,242
• Net realized gain (loss) on investments	1,320	357,932	24,195	115,401	20,903	13,631
• Net change in unrealized appreciation or depreciation on investments	64,894	(83,354)	(69,552)	3,232,908	2,340	(49,763)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,762	419,702	(838)	3,056,621	28,590	14,110
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,314,690	550,793	2,636,917	32,639,598	48,013	3,525,658
• Contract withdrawals and transfers to annuity reserves	(3,050)	(315,734)	(16,783)	(1,350,529)	(180,890)	(5,049)
• Contract transfers	206,829	(39,814)	4,887	49,669,755	(96)	356,101
	1,518,469	195,245	2,625,021	80,958,824	(132,973)	3,876,710
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,518,469	195,245	2,625,021	80,958,824	(132,973)	3,876,710
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,581,231	614,947	2,624,183	84,015,445	(104,383)	3,890,820
NET ASSETS AT DECEMBER 31, 2014	1,581,231	9,024,440	2,624,183	84,015,445	552,545	3,890,820
Changes From Operations:
• Net investment income (loss)	(24,567)	214,167	232,885	192,350	13,949	259,894
• Net realized gain (loss) on investments	464,693	297,323	272,624	791,029	6,174	120,844
• Net change in unrealized appreciation or depreciation on investments	(856,139)	(652,200)	(812,722)	(8,779,153)	(36,694)	(1,013,926)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(416,013)	(140,710)	(307,213)	(7,795,774)	(16,571)	(633,188)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,290,973	638,275	8,200,767	56,039,929	29,763	8,812,126
• Contract withdrawals and transfers to annuity reserves	(98,730)	(478,699)	(308,599)	(5,254,111)	(5,667)	(318,792)
• Contract transfers	1,181,558	354,054	2,169,858	21,576,493	(269)	2,462,244
	4,373,801	513,630	10,062,026	72,362,311	23,827	10,955,578
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,373,801	513,630	10,062,026	72,362,311	23,827	10,955,578
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,957,788	372,920	9,754,813	64,566,537	7,256	10,322,390
NET ASSETS AT DECEMBER 31, 2015	$5,539,019	$9,397,360	$12,378,996	$148,581,982	$559,801	$14,213,210

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP American Global Growth Allocation Managed Risk Fund Standard Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP American Global Growth Fund Service Class II Subaccount	LVIP American Global Small Capitalization Fund Service Class II Subaccount	LVIP American Growth Allocation Fund Standard Class Subaccount	LVIP American Growth Allocation Fund Service Class Subaccount	LVIP American Growth Fund Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2014	$466,881	$—	$74,678,162	$65,952,218	$651,795	$—	$268,413,384
Changes From Operations:
• Net investment income (loss)	9,999	240,413	(571,198)	(1,109,230)	10,386	52,971	(2,047,714)
• Net realized gain (loss) on investments	15,610	16,834	2,007,688	2,157,702	24,764	20,466	8,604,257
• Net change in unrealized appreciation or depreciation on investments	(13,997)	(311,209)	(983,581)	(1,042,023)	(5,409)	(74,144)	11,136,362
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,612	(53,962)	452,909	6,449	29,741	(707)	17,692,905
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	479,826	17,311,759	15,449,874	5,236,861	26,676	3,055,447	33,585,700
• Contract withdrawals and transfers to annuity reserves	(126,757)	(16,700)	(3,972,986)	(3,121,323)	(27,638)	(6,970)	(14,040,906)
• Contract transfers	28,655	1,899,481	3,693,706	(461,318)	51,502	108,989	(2,127,926)
	381,724	19,194,540	15,170,594	1,654,220	50,540	3,157,466	17,416,868
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(131,324)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	46,853
	—	—	—	—	—	—	(84,471)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	381,724	19,194,540	15,170,594	1,654,220	50,540	3,157,466	17,332,397
TOTAL INCREASE (DECREASE) IN NET ASSETS	393,336	19,140,578	15,623,503	1,660,669	80,281	3,156,759	35,025,302
NET ASSETS AT DECEMBER 31, 2014	860,217	19,140,578	90,301,665	67,612,887	732,076	3,156,759	303,438,686
Changes From Operations:
• Net investment income (loss)	24,919	1,024,878	(52,754)	(996,736)	27,503	222,233	(4,495,179)
• Net realized gain (loss) on investments	15,335	50,958	11,143,420	3,219,924	53,352	393,882	26,769,791
• Net change in unrealized appreciation or depreciation on investments	(54,402)	(4,059,893)	(7,120,930)	(3,604,585)	(129,011)	(948,962)	(7,980,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,148)	(2,984,057)	3,969,736	(1,381,397)	(48,156)	(332,847)	14,293,903
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	384,790	31,402,214	13,276,159	4,546,970	644,577	8,929,446	33,679,997
• Contract withdrawals and transfers to annuity reserves	(319,985)	(1,199,057)	(6,903,110)	(4,349,299)	(184,226)	(138,956)	(21,956,132)
• Contract transfers	(1,052)	7,396,022	15,622,219	2,163,866	98,523	1,556,848	(7,351,171)
	63,753	37,599,179	21,995,268	2,361,537	558,874	10,347,338	4,372,694
Annuity Reserves:
• Annuity Payments	—	—	(2,890)	—	—	—	(134,471)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	2,604	—	—	—	(512)
	—	—	(286)	—	—	—	(134,983)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	63,753	37,599,179	21,994,982	2,361,537	558,874	10,347,338	4,237,711
TOTAL INCREASE (DECREASE) IN NET ASSETS	49,605	34,615,122	25,964,718	980,140	510,718	10,014,491	18,531,614
NET ASSETS AT DECEMBER 31, 2015	$909,822	$53,755,700	$116,266,383	$68,593,027	$1,242,794	$13,171,250	$321,970,300

See accompanying notes.

	LVIP American Growth-Income Fund Service Class II Subaccount	LVIP American Income Allocation Fund Standard Class Subaccount	LVIP American International Fund Service Class II Subaccount	LVIP American Preservation Fund Standard Class Subaccount	LVIP American Preservation Fund Service Class Subaccount	LVIP AQR Enhanced Global Strategies Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$220,496,857	$1,344	$136,697,384	$214,542	$—	$—
Changes From Operations:
• Net investment income (loss)	(1,365,118)	148	(1,157,849)	(497)	1,070	259
• Net realized gain (loss) on investments	9,408,320	73	2,747,757	191	96	(2)
• Net change in unrealized appreciation or depreciation on investments	10,985,320	(163)	(8,130,822)	2,586	(1,093)	795
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,028,522	58	(6,540,914)	2,280	73	1,052
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	28,352,958	5,000	10,338,817	25,016	213,027	15,000
• Contract withdrawals and transfers to annuity reserves	(12,798,819)	(14)	(6,769,392)	(116,656)	(105,270)	—
• Contract transfers	(4,593,315)	(7)	4,972,371	2,775	44,068	(1,227)
	10,960,824	4,979	8,541,796	(88,865)	151,825	13,773
Annuity Reserves:
• Annuity Payments	(131,200)	—	(64,047)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	47,207	—	22,024	—	—	—
	(83,993)	—	(42,023)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,876,831	4,979	8,499,773	(88,865)	151,825	13,773
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,905,353	5,037	1,958,859	(86,585)	151,898	14,825
NET ASSETS AT DECEMBER 31, 2014	250,402,210	6,381	138,656,243	127,957	151,898	14,825
Changes From Operations:
• Net investment income (loss)	(685,738)	155	(420,429)	383	18,864	165
• Net realized gain (loss) on investments	19,345,374	165	2,211,228	60	(12,009)	57
• Net change in unrealized appreciation or depreciation on investments	(20,479,620)	(408)	(11,031,928)	(890)	(61,535)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,819,984)	(88)	(9,241,129)	(447)	(54,680)	222
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	29,238,728	—	9,762,527	5,137	4,292,695	—
• Contract withdrawals and transfers to annuity reserves	(16,762,535)	(68)	(8,266,997)	(52,091)	(22,075)	—
• Contract transfers	12,086,984	(43)	6,808,733	754	(1,060,288)	(820)
	24,563,177	(111)	8,304,263	(46,200)	3,210,332	(820)
Annuity Reserves:
• Annuity Payments	(130,780)	—	(60,327)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(104)	—	1,279	—	—	—
	(130,884)	—	(59,048)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	24,432,293	(111)	8,245,215	(46,200)	3,210,332	(820)
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,612,309	(199)	(995,914)	(46,647)	3,155,652	(598)
NET ASSETS AT DECEMBER 31, 2015	$273,014,519	$6,182	$137,660,329	$81,310	$3,307,550	$14,227

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP AQR Enhanced Global Strategies Fund Service Class Subaccount	LVIP Baron Growth Opportunities Fund Standard Class Subaccount	LVIP Baron Growth Opportunities Fund Service Class Subaccount	LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class Subaccount	LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class Subaccount	LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class Subaccount	LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$184,552,492	$63,377	$91,068,793	$100,976	$307,536,644
Changes From Operations:
• Net investment income (loss)	18,813	1,745	(2,676,375)	284	(648,416)	3,731	(1,178,122)
• Net realized gain (loss) on investments	832	172	11,772,469	268	109,523	234	3,447,191
• Net change in unrealized appreciation or depreciation on investments	(4,288)	20,135	(4,010,858)	(10,580)	(10,320,777)	1,120	5,262,186
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,357	22,052	5,085,236	(10,028)	(10,859,670)	5,085	7,531,255
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,312,058	503,895	11,097,890	66,495	54,215,206	251,090	117,203,146
• Contract withdrawals and transfers to annuity reserves	(380)	(972)	(16,151,777)	(3,576)	(5,240,202)	(4,360)	(18,203,421)
• Contract transfers	(28,796)	—	(8,637,385)	6,924	37,332,207	(1,176)	45,146,561
	1,282,882	502,923	(13,691,272)	69,843	86,307,211	245,554	144,146,286
Annuity Reserves:
• Annuity Payments	—	—	(19,219)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(4,017)	—	—	—	—
	—	—	(23,236)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,282,882	502,923	(13,714,508)	69,843	86,307,211	245,554	144,146,286
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,298,239	524,975	(8,629,272)	59,815	75,447,541	250,639	151,677,541
NET ASSETS AT DECEMBER 31, 2014	1,298,239	524,975	175,923,220	123,192	166,516,334	351,615	459,214,185
Changes From Operations:
• Net investment income (loss)	11,764	(2,385)	(2,889,968)	332	(190,027)	514	(132,510)
• Net realized gain (loss) on investments	(565)	40,979	21,270,927	(4,315)	(1,551,636)	(15,638)	1,458,132
• Net change in unrealized appreciation or depreciation on investments	(25,064)	(64,166)	(29,511,051)	(22,694)	(37,046,008)	(7,608)	(35,611,934)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,865)	(25,572)	(11,130,092)	(26,677)	(38,787,671)	(22,732)	(34,286,312)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,155,976	395	10,221,044	44,067	45,566,822	6,172	106,590,849
• Contract withdrawals and transfers to annuity reserves	(20,133)	(11,602)	(13,953,011)	(23,920)	(8,576,950)	(8,867)	(27,477,927)
• Contract transfers	145,912	—	4,613,705	22,762	48,199,579	(215,710)	43,844,240
	1,281,755	(11,207)	881,738	42,909	85,189,451	(218,405)	122,957,162
Annuity Reserves:
• Annuity Payments	—	—	(20,922)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	369	—	—	—	—
	—	—	(20,553)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,281,755	(11,207)	861,185	42,909	85,189,451	(218,405)	122,957,162
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,267,890	(36,779)	(10,268,907)	16,232	46,401,780	(241,137)	88,670,850
NET ASSETS AT DECEMBER 31, 2015	$2,566,129	$488,196	$165,654,313	$139,424	$212,918,114	$110,478	$547,885,035

See accompanying notes.

	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund Standard Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund Service Class Subaccount	LVIP BlackRock Multi-Asset Income Fund Standard Class Subaccount	LVIP BlackRock Multi-Asset Income Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$279,805	$311,901,805	$457,685	$753,786,479	$—	$—
Changes From Operations:
• Net investment income (loss)	(390)	(4,823,954)	2,902	(5,239,043)	3,403	20,150
• Net realized gain (loss) on investments	8,605	6,532,190	(2,349)	(5,580,001)	—	(2,348)
• Net change in unrealized appreciation or depreciation on investments	(10,640)	(17,900,614)	7,344	18,928,704	(4,108)	(29,645)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,425)	(16,192,378)	7,897	8,109,660	(705)	(11,843)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	73,571	334,689,796	138,549	63,783,980	208,601	1,057,533
• Contract withdrawals and transfers to annuity reserves	(120,854)	(21,259,049)	(110,555)	(63,109,979)	—	(2,525)
• Contract transfers	62,805	144,520,282	7,203	27,066,128	—	(81,425)
	15,522	457,951,029	35,197	27,740,129	208,601	973,583
Annuity Reserves:
• Annuity Payments	—	(722)	—	(14,638)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	52	—	(738)	—	—
	—	(670)	—	(15,376)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	15,522	457,950,359	35,197	27,724,753	208,601	973,583
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,097	441,757,981	43,094	35,834,413	207,896	961,740
NET ASSETS AT DECEMBER 31, 2014	292,902	753,659,786	500,779	789,620,892	207,896	961,740
Changes From Operations:
• Net investment income (loss)	95	(8,505,629)	1,068	(3,305,236)	5,360	81,315
• Net realized gain (loss) on investments	9,968	36,999,496	(7,409)	(7,093,806)	(14,446)	(5,380)
• Net change in unrealized appreciation or depreciation on investments	(22,996)	(89,657,935)	(17,258)	(26,020,230)	(14,488)	(242,910)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,933)	(61,164,068)	(23,599)	(36,419,272)	(23,574)	(166,975)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	20,712	181,381,493	160,903	44,718,447	486,019	1,988,072
• Contract withdrawals and transfers to annuity reserves	(49,732)	(41,284,004)	(77,966)	(61,123,701)	(26,510)	(79,456)
• Contract transfers	4,336	72,706,343	93,692	4,507,548	(423,344)	820,736
	(24,684)	212,803,832	176,629	(11,897,706)	36,165	2,729,352
Annuity Reserves:
• Annuity Payments	—	(2,053)	—	(17,783)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,908	—	1,942	—	—
	—	(145)	—	(15,841)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(24,684)	212,803,687	176,629	(11,913,547)	36,165	2,729,352
TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,617)	151,639,619	153,030	(48,332,819)	12,591	2,562,377
NET ASSETS AT DECEMBER 31, 2015	$255,285	$905,299,405	$653,809	$741,288,073	$220,487	$3,524,117

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class Subaccount	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class Subaccount	LVIP Clarion Global Real Estate Fund Standard Class Subaccount	LVIP Clarion Global Real Estate Fund Service Class Subaccount	LVIP ClearBridge Large Cap Managed Volatility Fund Service Class Subaccount	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class Subaccount	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$101,071,326	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	—	—	4,323	587,536	—	800	173,805
• Net realized gain (loss) on investments	—	—	4	4,586,660	—	—	35,778
• Net change in unrealized appreciation or depreciation on investments	—	—	4,678	6,445,217	—	(1,317)	1,139,869
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	9,005	11,619,413	—	(517)	1,349,452
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	282,220	7,223,013	—	66,491	45,836,909
• Contract withdrawals and transfers to annuity reserves	—	—	—	(8,474,796)	—	(126)	(748,942)
• Contract transfers	—	—	—	(5,480,774)	—	—	14,873,319
	—	—	282,220	(6,732,557)	—	66,365	59,961,286
Annuity Reserves:
• Annuity Payments	—	—	—	(6,482)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(1,700)	—	—	—
	—	—	—	(8,182)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	282,220	(6,740,739)	—	66,365	59,961,286
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	291,225	4,878,674	—	65,848	61,310,738
NET ASSETS AT DECEMBER 31, 2014	—	—	291,225	105,950,000	—	65,848	61,310,738
Changes From Operations:
• Net investment income (loss)	318	(98,208)	7,828	1,292,927	54,370	132	(605,643)
• Net realized gain (loss) on investments	(1)	(67,942)	(58)	4,492,885	(52,002)	152	567,501
• Net change in unrealized appreciation or depreciation on investments	(7,285)	(1,210,524)	(12,334)	(9,214,021)	(1,316,219)	(3,138)	(6,166,554)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,968)	(1,376,674)	(4,564)	(3,428,209)	(1,313,851)	(2,854)	(6,204,696)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	306,197	20,245,038	21,221	10,545,918	39,964,677	7,500	45,223,172
• Contract withdrawals and transfers to annuity reserves	(401)	(232,614)	(1,545)	(9,030,631)	(510,662)	(1,974)	(3,484,071)
• Contract transfers	5,732	8,011,964	428	1,614,003	12,594,791	460	25,864,745
	311,528	28,024,388	20,104	3,129,290	52,048,806	5,986	67,603,846
Annuity Reserves:
• Annuity Payments	—	—	—	(7,196)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	206	—	—	—
	—	—	—	(6,990)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	311,528	28,024,388	20,104	3,122,300	52,048,806	5,986	67,603,846
TOTAL INCREASE (DECREASE) IN NET ASSETS	304,560	26,647,714	15,540	(305,909)	50,734,955	3,132	61,399,150
NET ASSETS AT DECEMBER 31, 2015	$304,560	$26,647,714	$306,765	$105,644,091	$50,734,955	$68,980	$122,709,888

See accompanying notes.

	LVIP Delaware Bond Fund Standard Class Subaccount	LVIP Delaware Bond Fund Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund Service Class Subaccount	LVIP Delaware Foundation Aggressive Allocation Fund Standard Class Subaccount	LVIP Delaware Foundation Aggressive Allocation Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$121,752,782	$2,446,199,219	$988,536	$671,179,345	$7,980,316	$21,722,483
Changes From Operations:
• Net investment income (loss)	251,502	9,850,961	4,059	(4,303,123)	40,017	38,071
• Net realized gain (loss) on investments	1,806,640	19,610,756	600	1,025,333	374,289	1,297,096
• Net change in unrealized appreciation or depreciation on investments	2,753,512	74,256,020	(12,688)	(7,256,666)	(223,290)	(845,337)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,811,654	103,717,737	(8,029)	(10,534,456)	191,016	489,830
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,338,923	241,368,941	313,472	129,707,487	20,640	93,394
• Contract withdrawals and transfers to annuity reserves	(18,858,347)	(217,782,040)	(96,979)	(54,187,709)	(1,929,381)	(3,340,725)
• Contract transfers	(2,422,653)	74,081,443	82,012	15,632,496	(24,867)	(432,000)
	(19,942,077)	97,668,344	298,505	91,152,274	(1,933,608)	(3,679,331)
Annuity Reserves:
• Annuity Payments	(36,226)	(66,487)	—	(577)	(3,803)	—
• Receipt (reimbursement) of mortality guarantee adjustments	5,995	(2,671)	—	—	32	—
	(30,231)	(69,158)	—	(577)	(3,771)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(19,972,308)	97,599,186	298,505	91,151,697	(1,937,379)	(3,679,331)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,160,654)	201,316,923	290,476	80,617,241	(1,746,363)	(3,189,501)
NET ASSETS AT DECEMBER 31, 2014	106,592,128	2,647,516,142	1,279,012	751,796,586	6,233,953	18,532,982
Changes From Operations:
• Net investment income (loss)	576,796	19,341,518	12,852	(2,827,452)	(7,695)	(73,726)
• Net realized gain (loss) on investments	1,129,290	10,903,065	(2,462)	(1,373,779)	434,870	1,424,926
• Net change in unrealized appreciation or depreciation on investments	(2,941,189)	(68,948,713)	(36,264)	(15,768,349)	(557,060)	(1,860,758)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,235,103)	(38,704,130)	(25,874)	(19,969,580)	(129,885)	(509,558)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,501,589	298,080,282	578,785	55,202,276	13,437	110,448
• Contract withdrawals and transfers to annuity reserves	(13,286,997)	(221,078,319)	(106,057)	(50,715,728)	(1,084,176)	(2,375,565)
• Contract transfers	611,493	137,885,082	23,559	(13,157,067)	(219,498)	(981,059)
	(11,173,915)	214,887,045	496,287	(8,670,519)	(1,290,237)	(3,246,176)
Annuity Reserves:
• Annuity Payments	(41,054)	(75,372)	—	(1,133)	(3,708)	—
• Receipt (reimbursement) of mortality guarantee adjustments	13,077	2,189	—	(208)	1	—
	(27,977)	(73,183)	—	(1,341)	(3,707)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(11,201,892)	214,813,862	496,287	(8,671,860)	(1,293,944)	(3,246,176)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,436,995)	176,109,732	470,413	(28,641,440)	(1,423,829)	(3,755,734)
NET ASSETS AT DECEMBER 31, 2015	$94,155,133	$2,823,625,874	$1,749,425	$723,155,146	$4,810,124	$14,777,248

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP Delaware Social Awareness Fund Standard Class Subaccount	LVIP Delaware Social Awareness Fund Service Class Subaccount	LVIP Delaware Special Opportunities Fund Service Class Subaccount	LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class Subaccount	LVIP Dimensional International Core Equity Managed Volatility Fund Service Class Subaccount	LVIP Dimensional International Core Equity Fund Standard Class Subaccount	LVIP Dimensional International Core Equity Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$9,794,822	$61,218,438	$50,793,495	$1,718,117	$96,814,879	$—	$—
Changes From Operations:
• Net investment income (loss)	(14,009)	(237,774)	(317,504)	44,096	940,741	—	—
• Net realized gain (loss) on investments	1,189,934	7,232,024	4,010,319	7,120	725,258	—	—
• Net change in unrealized appreciation or depreciation on investments	(6,967)	414,625	(876,566)	(281,256)	(17,533,952)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,168,958	7,408,875	2,816,249	(230,040)	(15,867,953)	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	94,776	3,600,596	3,087,998	910,480	52,211,839	—	—
• Contract withdrawals and transfers to annuity reserves	(1,172,883)	(6,523,337)	(4,314,433)	(26,597)	(8,169,590)	—	—
• Contract transfers	(524,461)	(1,194,266)	(1,057,602)	359,963	46,239,346	—	—
	(1,602,568)	(4,117,007)	(2,284,037)	1,243,846	90,281,595	—	—
Annuity Reserves:
• Annuity Payments	(10,177)	—	(1,025)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(429)	—	1	—	—	—	—
	(10,606)	—	(1,024)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,613,174)	(4,117,007)	(2,285,061)	1,243,846	90,281,595	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(444,216)	3,291,868	531,188	1,013,806	74,413,642	—	—
NET ASSETS AT DECEMBER 31, 2014	9,350,606	64,510,306	51,324,683	2,731,923	171,228,521	—	—
Changes From Operations:
• Net investment income (loss)	(23,358)	(336,126)	(347,527)	4,179	(1,805,117)	2,571	15,108
• Net realized gain (loss) on investments	1,503,950	10,224,078	4,653,138	(18,034)	(770,103)	(1,066)	(60,505)
• Net change in unrealized appreciation or depreciation on investments	(1,679,596)	(11,484,361)	(5,127,655)	(39,910)	(12,929,778)	(1,508)	(192,093)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(199,004)	(1,596,409)	(822,044)	(53,765)	(15,504,998)	(3)	(237,490)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	109,189	4,135,107	2,286,801	57,543	50,633,979	106,150	2,226,771
• Contract withdrawals and transfers to annuity reserves	(928,038)	(6,685,943)	(3,979,943)	(43,684)	(10,442,061)	(128)	(55,428)
• Contract transfers	(140,730)	212,948	1,857,080	(897,394)	38,648,639	235,322	3,432,738
	(959,579)	(2,337,888)	163,938	(883,535)	78,840,557	341,344	5,604,081
Annuity Reserves:
• Annuity Payments	(12,450)	(153)	(1,015)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	1,938	—	8	—	—	—	—
	(10,512)	(153)	(1,007)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(970,091)	(2,338,041)	162,931	(883,535)	78,840,557	341,344	5,604,081
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,169,095)	(3,934,450)	(659,113)	(937,300)	63,335,559	341,341	5,366,591
NET ASSETS AT DECEMBER 31, 2015	$8,181,511	$60,575,856	$50,665,570	$1,794,623	$234,564,080	$341,341	$5,366,591

See accompanying notes.

	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund Service Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$45,481,537	$2,289,505	$166,034,802	$—	$—
Changes From Operations:
• Net investment income (loss)	—	(45,874)	22,017	(1,837,468)	—	—
• Net realized gain (loss) on investments	—	5,328,677	25,233	4,502,915	—	—
• Net change in unrealized appreciation or depreciation on investments	—	(906,893)	125,744	5,183,451	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	4,375,910	172,994	7,848,898	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	226,828	1,867,772	89,138,294	—	—
• Contract withdrawals and transfers to annuity reserves	—	(5,154,430)	(61,878)	(14,976,603)	—	—
• Contract transfers	—	(2,436,843)	545,399	52,232,449	—	—
	—	(7,364,445)	2,351,293	126,394,140	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(7,364,445)	2,351,293	126,394,140	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(2,988,535)	2,524,287	134,243,038	—	—
NET ASSETS AT DECEMBER 31, 2014	—	42,493,002	4,813,792	300,277,840	—	—
Changes From Operations:
• Net investment income (loss)	14,535	(161,690)	25,707	(2,164,993)	4,053	4,380
• Net realized gain (loss) on investments	42,206	6,931,330	65,308	2,814,611	1,705	(50,782)
• Net change in unrealized appreciation or depreciation on investments	(47,832)	(8,344,224)	(496,515)	(36,277,354)	4,600	(152,281)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,909	(1,574,584)	(405,500)	(35,627,736)	10,358	(198,683)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	803,320	2,976,544	663,787	77,146,306	189,925	1,057,800
• Contract withdrawals and transfers to annuity reserves	(628)	(4,406,003)	(69,661)	(17,282,291)	(166)	(35,081)
• Contract transfers	130,731	150,268	(564,753)	54,147,078	316,756	2,661,740
	933,423	(1,279,191)	29,373	114,011,093	506,515	3,684,459
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	933,423	(1,279,191)	29,373	114,011,093	506,515	3,684,459
TOTAL INCREASE (DECREASE) IN NET ASSETS	942,332	(2,853,775)	(376,127)	78,383,357	516,873	3,485,776
NET ASSETS AT DECEMBER 31, 2015	$942,332	$39,639,227	$4,437,665	$378,661,197	$516,873	$3,485,776

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP Dimensional/ Vanguard Total Bond Fund Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund Service Class Subaccount	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class Subaccount	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$2,289,428	$217,354,625	$—	$—	$—	$—	$1,095,714,114
Changes From Operations:
• Net investment income (loss)	52,301	(89,703)	261	276,551	8,103	584	1,353,337
• Net realized gain (loss) on investments	5,016	252,605	—	251,703	33	405	28,287,360
• Net change in unrealized appreciation or depreciation on investments	59,659	6,216,243	(701)	(1,338,204)	(6,137)	(1,039)	11,590,505
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	116,976	6,379,145	(440)	(809,950)	1,999	(50)	41,231,202
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,289,849	80,462,466	20,004	45,463,073	530,761	33,750	145,573,267
• Contract withdrawals and transfers to annuity reserves	(139,834)	(15,674,702)	(26)	(1,744,244)	(849)	(90)	(89,864,548)
• Contract transfers	379,247	49,545,947	231	45,089,903	59,712	(200)	38,673,109
	2,529,262	114,333,711	20,209	88,808,732	589,624	33,460	94,381,828
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(2,680)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	(896)
	—	—	—	—	—	—	(3,576)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,529,262	114,333,711	20,209	88,808,732	589,624	33,460	94,378,252
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,646,238	120,712,856	19,769	87,998,782	591,623	33,410	135,609,454
NET ASSETS AT DECEMBER 31, 2014	4,935,666	338,067,481	19,769	87,998,782	591,623	33,410	1,231,323,568
Changes From Operations:
• Net investment income (loss)	29,451	(674,069)	161	1,785,375	7,043	2,094	2,268,418
• Net realized gain (loss) on investments	5,856	289,101	(399)	(270,017)	10,156	922	29,384,579
• Net change in unrealized appreciation or depreciation on investments	(46,664)	(6,230,312)	(680)	(16,422,731)	(105,421)	(6,185)	(82,001,151)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,357)	(6,615,280)	(918)	(14,907,373)	(88,222)	(3,169)	(50,348,154)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	469,149	61,108,339	6	74,763,968	1,514,807	77,074	99,941,932
• Contract withdrawals and transfers to annuity reserves	(476,364)	(21,920,407)	(10,055)	(5,433,848)	(9,977)	(542)	(103,625,897)
• Contract transfers	(1,402,927)	38,160,691	872	24,221,489	75,481	6,925	66,996,899
	(1,410,142)	77,348,623	(9,177)	93,551,609	1,580,311	83,457	63,312,934
Annuity Reserves:
• Annuity Payments	—	(556)	—	—	—	—	(2,545)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(431)	—	—	—	—	(4)
	—	(987)	—	—	—	—	(2,549)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,410,142)	77,347,636	(9,177)	93,551,609	1,580,311	83,457	63,310,385
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,421,499)	70,732,356	(10,095)	78,644,236	1,492,089	80,288	12,962,231
NET ASSETS AT DECEMBER 31, 2015	$3,514,167	$408,799,837	$9,674	$166,643,018	$2,083,712	$113,698	$1,244,285,799

See accompanying notes.

	LVIP Global Growth Allocation Managed Risk Fund Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP Global Income Fund Standard Class Subaccount	LVIP Global Income Fund Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$3,659,166	$6,143,754,716	$—	$507,160,913	$50,305	$5,192,083,585
Changes From Operations:
• Net investment income (loss)	56,243	33,400,230	—	(6,984,006)	6,561	18,623,862
• Net realized gain (loss) on investments	5,155	27,340,719	—	1,003,416	3,292	35,921,394
• Net change in unrealized appreciation or depreciation on investments	33,478	48,761,138	—	5,362,592	(16,677)	70,746,433
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	94,876	109,502,087	—	(617,998)	(6,824)	125,291,689
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	477,254	1,784,062,563	—	78,023,175	558,760	1,185,146,618
• Contract withdrawals and transfers to annuity reserves	(212,699)	(320,561,935)	—	(34,955,610)	(18,561)	(348,209,206)
• Contract transfers	49,137	540,575,634	—	36,869,858	(324)	389,225,607
	313,692	2,004,076,262	—	79,937,423	539,875	1,226,163,019
Annuity Reserves:
• Annuity Payments	—	(2,791)	—	(29,263)	—	(36,973)
• Receipt (reimbursement) of mortality guarantee adjustments	—	1	—	(1,849)	—	1,278
	—	(2,790)	—	(31,112)	—	(35,695)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	313,692	2,004,073,472	—	79,906,311	539,875	1,226,127,324
TOTAL INCREASE (DECREASE) IN NET ASSETS	408,568	2,113,575,559	—	79,288,313	533,051	1,351,419,013
NET ASSETS AT DECEMBER 31, 2014	4,067,734	8,257,330,275	—	586,449,226	583,356	6,543,502,598
Changes From Operations:
• Net investment income (loss)	53,284	19,271,683	(8)	8,099,396	6,745	16,348,830
• Net realized gain (loss) on investments	9,929	33,370,299	—	3,320,277	(150)	46,430,032
• Net change in unrealized appreciation or depreciation on investments	(261,489)	(538,947,893)	66	(35,721,281)	(37,709)	(423,345,524)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(198,276)	(486,305,911)	58	(24,301,608)	(31,114)	(360,566,662)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	31,502	846,405,327	52,975	60,434,568	46,757	667,555,620
• Contract withdrawals and transfers to annuity reserves	(332,858)	(431,893,769)	—	(40,513,707)	(80,059)	(433,031,145)
• Contract transfers	434,210	222,740,934	—	17,107,970	248,230	206,643,024
	132,854	637,252,492	52,975	37,028,831	214,928	441,167,499
Annuity Reserves:
• Annuity Payments	—	(2,332)	—	(32,981)	—	(35,395)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(1)	—	(431)	—	2,149
	—	(2,333)	—	(33,412)	—	(33,246)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	132,854	637,250,159	52,975	36,995,419	214,928	441,134,253
TOTAL INCREASE (DECREASE) IN NET ASSETS	(65,422)	150,944,248	53,033	12,693,811	183,814	80,567,591
NET ASSETS AT DECEMBER 31, 2015	$4,002,312	$8,408,274,523	$53,033	$599,143,037	$767,170	$6,624,070,189

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP Goldman Sachs Income Builder Fund Standard Class Subaccount	LVIP Goldman Sachs Income Builder Fund Service Class Subaccount	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class Subaccount	LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class Subaccount	LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class Subaccount	LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class Subaccount	LVIP JPMorgan High Yield Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$—	$168,724,647	$—
Changes From Operations:
• Net investment income (loss)	490	12,719	25,052	802	(23,325)	(3,698,337)	—
• Net realized gain (loss) on investments	(1)	463	111,682	1	(11,712)	150,723	—
• Net change in unrealized appreciation or depreciation on investments	(627)	(15,010)	45,032	(1,120)	412,271	(15,599,269)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(138)	(1,828)	181,766	(317)	377,234	(19,146,883)	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	366,945	24,294,147	79,736	47,494,519	72,504,110	—
• Contract withdrawals and transfers to annuity reserves	—	(2,792)	(268,795)	(190)	(1,103,588)	(9,813,967)	—
• Contract transfers	20,168	227,219	6,161,740	—	22,375,180	35,833,804	—
	20,168	591,372	30,187,092	79,546	68,766,111	98,523,947	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(2,425)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(773)	—
	—	—	—	—	—	(3,198)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,168	591,372	30,187,092	79,546	68,766,111	98,520,749	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	20,030	589,544	30,368,858	79,229	69,143,345	79,373,866	—
NET ASSETS AT DECEMBER 31, 2014	20,030	589,544	30,368,858	79,229	69,143,345	248,098,513	—
Changes From Operations:
• Net investment income (loss)	574	60,282	473,756	486	119,896	(4,661,813)	1,750
• Net realized gain (loss) on investments	(25)	(9,598)	(88,085)	(160)	(348,950)	4,468,569	173
• Net change in unrealized appreciation or depreciation on investments	(1,401)	(182,664)	(6,523,110)	(7,724)	(11,040,758)	(19,661,006)	(4,312)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(852)	(131,980)	(6,137,439)	(7,398)	(11,269,812)	(19,854,250)	(2,389)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	655,688	65,735,181	—	37,687,156	45,614,075	36,538
• Contract withdrawals and transfers to annuity reserves	—	(165,348)	(2,773,825)	(2,697)	(3,503,463)	(13,822,556)	—
• Contract transfers	4	1,519,644	24,932,916	4,136	20,929,915	25,576,693	367
	4	2,009,984	87,894,272	1,439	55,113,608	57,368,212	36,905
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(3,683)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	1,894	—
	—	—	—	—	—	(1,789)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4	2,009,984	87,894,272	1,439	55,113,608	57,366,423	36,905
TOTAL INCREASE (DECREASE) IN NET ASSETS	(848)	1,878,004	81,756,833	(5,959)	43,843,796	37,512,173	34,516
NET ASSETS AT DECEMBER 31, 2015	$19,182	$2,467,548	$112,125,691	$73,270	$112,987,141	$285,610,686	$34,516

See accompanying notes.

	LVIP JPMorgan High Yield Fund Service Class Subaccount	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class Subaccount	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class Subaccount	LVIP Managed Risk Profile 2010 Fund Service Class Subaccount	LVIP Managed Risk Profile 2020 Fund Service Class Subaccount	LVIP Managed Risk Profile 2030 Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$141,403,669	$—	$189,103,437	$6,458,866	$16,908,022	$9,728,805
Changes From Operations:
• Net investment income (loss)	3,658,052	513	(2,578,556)	(7,550)	(16,222)	(9,672)
• Net realized gain (loss) on investments	2,989,148	253	3,290,918	303,161	841,402	781,672
• Net change in unrealized appreciation or depreciation on investments	(5,529,496)	2,322	15,380,348	(138,777)	(413,223)	(573,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,117,704	3,088	16,092,710	156,834	411,957	198,117
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	24,155,720	71,147	88,118,483	12,067	52,068	48,087
• Contract withdrawals and transfers to annuity reserves	(10,875,962)	(69)	(11,433,380)	(1,364,165)	(2,107,195)	(1,558,785)
• Contract transfers	(10,764,645)	5,898	23,993,780	365,816	(806,883)	(1,019,430)
	2,515,113	76,976	100,678,883	(986,282)	(2,862,010)	(2,530,128)
Annuity Reserves:
• Annuity Payments	(11,551)	—	(2,966)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(2,131)	—	(1,871)	—	—	—
	(13,682)	—	(4,837)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,501,431	76,976	100,674,046	(986,282)	(2,862,010)	(2,530,128)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,619,135	80,064	116,766,756	(829,448)	(2,450,053)	(2,332,011)
NET ASSETS AT DECEMBER 31, 2014	145,022,804	80,064	305,870,193	5,629,418	14,457,969	7,396,794
Changes From Operations:
• Net investment income (loss)	5,077,274	216	(3,979,245)	(6,931)	(32,238)	(18,778)
• Net realized gain (loss) on investments	(50,863)	(74)	2,260,890	479,111	1,102,289	644,427
• Net change in unrealized appreciation or depreciation on investments	(13,819,698)	(20,884)	(35,987,526)	(656,035)	(1,549,168)	(925,970)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,793,287)	(20,742)	(37,705,881)	(183,855)	(479,117)	(300,321)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,073,849	156,577	86,798,881	35,041	23,291	6,915
• Contract withdrawals and transfers to annuity reserves	(11,184,944)	(41,228)	(19,008,326)	(862,127)	(1,879,051)	(339,766)
• Contract transfers	6,537,318	28,008	50,952,937	201,433	(1,335,976)	(523,248)
	8,426,223	143,357	118,743,492	(625,653)	(3,191,736)	(856,099)
Annuity Reserves:
• Annuity Payments	(11,083)	—	(4,196)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(6)	—	188	—	—	—
	(11,089)	—	(4,008)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,415,134	143,357	118,739,484	(625,653)	(3,191,736)	(856,099)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(378,153)	122,615	81,033,603	(809,508)	(3,670,853)	(1,156,420)
NET ASSETS AT DECEMBER 31, 2015	$144,644,651	$202,679	$386,903,796	$4,819,910	$10,787,116	$6,240,374

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP Managed Risk Profile 2040 Fund Service Class Subaccount	LVIP MFS International Growth Fund Standard Class Subaccount	LVIP MFS International Growth Fund Service Class Subaccount	LVIP MFS International Growth Managed Volatility Fund Service Class Subaccount	LVIP MFS Value Fund Standard Class Subaccount	LVIP MFS Value Fund Service Class Subaccount	LVIP Mondrian International Value Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$6,093,933	$—	$154,127,586	$34,818,787	$—	$850,091,010	$17,910,281
Changes From Operations:
• Net investment income (loss)	18,962	—	(753,523)	(635,164)	155	8,512,834	355,751
• Net realized gain (loss) on investments	123,835	—	2,992,222	(74,058)	—	41,746,411	407,885
• Net change in unrealized appreciation or depreciation on investments	(51,568)	(28)	(12,209,923)	(6,025,563)	(91)	23,777,637	(1,377,563)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	91,229	(28)	(9,971,224)	(6,734,785)	64	74,036,882	(613,927)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,513	9,653	9,414,634	39,074,346	6,771	47,116,366	263,172
• Contract withdrawals and transfers to annuity reserves	(127,707)	—	(12,049,678)	(2,402,684)	—	(71,014,074)	(1,976,313)
• Contract transfers	(53,940)	—	10,761,625	22,984,632	—	(20,549,719)	(245,873)
	(177,134)	9,653	8,126,581	59,656,294	6,771	(44,447,427)	(1,959,014)
Annuity Reserves:
• Annuity Payments	—	—	(1,464)	—	—	(53,092)	(5,151)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(164)	—	—	(554)	228
	—	—	(1,628)	—	—	(53,646)	(4,923)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(177,134)	9,653	8,124,953	59,656,294	6,771	(44,501,073)	(1,963,937)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(85,905)	9,625	(1,846,271)	52,921,509	6,835	29,535,809	(2,577,864)
NET ASSETS AT DECEMBER 31, 2014	6,008,028	9,625	152,281,315	87,740,296	6,835	879,626,819	15,332,417
Changes From Operations:
• Net investment income (loss)	(14,411)	171	(570,848)	(1,109,383)	149	5,241,391	156,966
• Net realized gain (loss) on investments	564,573	(295)	3,202,275	(374,600)	215	57,682,822	183,214
• Net change in unrealized appreciation or depreciation on investments	(840,695)	(64)	(2,828,282)	(4,787,126)	(429)	(79,180,851)	(1,010,267)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(290,533)	(188)	(196,855)	(6,271,109)	(65)	(16,256,638)	(670,087)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	122,283	25,208	8,721,206	47,826,008	1,806	34,029,365	79,617
• Contract withdrawals and transfers to annuity reserves	(405,687)	(1,418)	(12,661,278)	(5,559,609)	—	(69,228,785)	(1,824,584)
• Contract transfers	31,864	(11,414)	3,325,665	45,429,711	150	(4,210,771)	(278,661)
	(251,540)	12,376	(614,407)	87,696,110	1,956	(39,410,191)	(2,023,628)
Annuity Reserves:
• Annuity Payments	—	—	(1,682)	—	—	(54,790)	(6,079)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	16	—	—	(88)	1,407
	—	—	(1,666)	—	—	(54,878)	(4,672)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(251,540)	12,376	(616,073)	87,696,110	1,956	(39,465,069)	(2,028,300)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(542,073)	12,188	(812,928)	81,425,001	1,891	(55,721,707)	(2,698,387)
NET ASSETS AT DECEMBER 31, 2015	$5,465,955	$21,813	$151,468,387	$169,165,297	$8,726	$823,905,112	$12,634,030

See accompanying notes.

	LVIP Mondrian International Value Fund Service Class Subaccount	LVIP Money Market Fund Standard Class Subaccount	LVIP Money Market Fund Service Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund Standard Class Subaccount	LVIP PIMCO Low Duration Bond Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$323,304,014	$40,141,761	$279,399,807	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	7,487,676	(563,718)	(4,490,183)	43,587	326	(13,684)
• Net realized gain (loss) on investments	6,033,922	—	—	3,802	146	92,390
• Net change in unrealized appreciation or depreciation on investments	(25,279,583)	—	—	(160,299)	(905)	(442,278)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,757,985)	(563,718)	(4,490,183)	(112,910)	(433)	(363,572)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,814,540	392,871	66,500,312	3,641,689	117,524	28,692,362
• Contract withdrawals and transfers to annuity reserves	(32,616,356)	(18,479,212)	(169,723,029)	(57,044)	—	(3,786,034)
• Contract transfers	14,983,031	11,498,115	90,224,058	1,585,049	(33,000)	28,915,794
	(9,818,785)	(6,588,226)	(12,998,659)	5,169,694	84,524	53,822,122
Annuity Reserves:
• Annuity Payments	(2,053)	(3,225)	(17,735)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(88)	447	(1,006)	—	—	—
	(2,141)	(2,778)	(18,741)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,820,926)	(6,591,004)	(13,017,400)	5,169,694	84,524	53,822,122
TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,578,911)	(7,154,722)	(17,507,583)	5,056,784	84,091	53,458,550
NET ASSETS AT DECEMBER 31, 2014	301,725,103	32,987,039	261,892,224	5,056,784	84,091	53,458,550
Changes From Operations:
• Net investment income (loss)	3,989,433	(479,947)	(4,034,699)	(4,779)	15,296	56,513
• Net realized gain (loss) on investments	2,233,478	—	—	(78,000)	4,914	649,517
• Net change in unrealized appreciation or depreciation on investments	(20,718,328)	—	—	(1,634,552)	(15,490)	(1,665,428)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,495,417)	(479,947)	(4,034,699)	(1,717,331)	4,720	(959,398)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,185,519	531,489	51,835,758	6,157,003	1,106,112	78,335,706
• Contract withdrawals and transfers to annuity reserves	(28,607,663)	(15,675,715)	(124,086,372)	(462,663)	(6,529)	(16,330,525)
• Contract transfers	12,895,740	11,462,841	58,127,138	9,991,311	323,842	105,561,347
	(8,526,404)	(3,681,385)	(14,123,476)	15,685,651	1,423,425	167,566,528
Annuity Reserves:
• Annuity Payments	(4,605)	(5,517)	(16,801)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	610	2,952	253	—	—	—
	(3,995)	(2,565)	(16,548)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,530,399)	(3,683,950)	(14,140,024)	15,685,651	1,423,425	167,566,528
TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,025,816)	(4,163,897)	(18,174,723)	13,968,320	1,428,145	166,607,130
NET ASSETS AT DECEMBER 31, 2015	$278,699,287	$28,823,142	$243,717,501	$19,025,104	$1,512,236	$220,065,680

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP SSgA Bond Index Fund Standard Class Subaccount	LVIP SSgA Bond Index Fund Service Class Subaccount	LVIP SSgA Conservative Index Allocation Fund Service Class Subaccount	LVIP SSgA Conservative Structured Allocation Fund Standard Class Subaccount	LVIP SSgA Conservative Structured Allocation Fund Service Class Subaccount	LVIP SSgA Developed International 150 Fund Standard Class Subaccount	LVIP SSgA Developed International 150 Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$164,424	$992,038,834	$57,187,856	$—	$189,828,966	$24,964	$149,031,537
Changes From Operations:
• Net investment income (loss)	5,328	(1,106,164)	(48,302)	3,987	929,529	5,964	1,909,268
• Net realized gain (loss) on investments	461	5,176,832	1,373,841	53	4,933,306	4,452	8,920,597
• Net change in unrealized appreciation or depreciation on investments	4,036	32,117,307	225,883	(3,126)	470,302	(25,780)	(12,049,074)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,825	36,187,975	1,551,422	914	6,333,137	(15,364)	(1,219,209)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	267,930	32,901,879	4,182,692	78	9,442,108	247,674	3,558,771
• Contract withdrawals and transfers to annuity reserves	(19,915)	(106,934,129)	(5,646,463)	—	(12,086,137)	(7,451)	(14,264,634)
• Contract transfers	883	27,760,342	3,740,365	165,193	(3,519,057)	3,513	8,465,224
	248,898	(46,271,908)	2,276,594	165,271	(6,163,086)	243,736	(2,240,639)
Annuity Reserves:
• Annuity Payments	—	(6,667)	(2,673)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(891)	—	—	—	—
	—	(6,667)	(3,564)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	248,898	(46,278,575)	2,273,030	165,271	(6,163,086)	243,736	(2,240,639)
TOTAL INCREASE (DECREASE) IN NET ASSETS	258,723	(10,090,600)	3,824,452	166,185	170,051	228,372	(3,459,848)
NET ASSETS AT DECEMBER 31, 2014	423,147	981,948,234	61,012,308	166,185	189,999,017	253,336	145,571,689
Changes From Operations:
• Net investment income (loss)	14,380	5,047,310	135,632	13,032	1,202,234	6,922	1,493,194
• Net realized gain (loss) on investments	—	5,252,822	993,827	4,133	3,831,422	24,050	15,713,376
• Net change in unrealized appreciation or depreciation on investments	(19,052)	(26,628,275)	(2,949,137)	(36,326)	(11,868,969)	(47,436)	(25,893,616)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,672)	(16,328,143)	(1,819,678)	(19,161)	(6,835,313)	(16,464)	(8,687,046)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	96,921	34,508,773	3,983,146	109,489	13,061,447	49,320	5,892,793
• Contract withdrawals and transfers to annuity reserves	(13,737)	(89,003,345)	(6,183,901)	(25,000)	(17,823,151)	(9,756)	(12,177,889)
• Contract transfers	240,137	23,348,127	7,291,015	329,946	(1,199,681)	8,556	6,112,971
	323,321	(31,146,445)	5,090,260	414,435	(5,961,385)	48,120	(172,125)
Annuity Reserves:
• Annuity Payments	—	(78,282)	(2,525)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(14,535)	(4)	—	—	—	175
	—	(92,817)	(2,529)	—	—	—	175
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	323,321	(31,239,262)	5,087,731	414,435	(5,961,385)	48,120	(171,950)
TOTAL INCREASE (DECREASE) IN NET ASSETS	318,649	(47,567,405)	3,268,053	395,274	(12,796,698)	31,656	(8,858,996)
NET ASSETS AT DECEMBER 31, 2015	$741,796	$934,380,829	$64,280,361	$561,459	$177,202,319	$284,992	$136,712,693

See accompanying notes.

	LVIP SSgA Emerging Markets 100 Fund Standard Class Subaccount	LVIP SSgA Emerging Markets 100 Fund Service Class Subaccount	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class Subaccount	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class Subaccount	LVIP SSgA International Index Fund Standard Class Subaccount	LVIP SSgA International Index Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$279,682	$177,864,010	$200,129	$732,112,426	$170,136	$301,347,579
Changes From Operations:
• Net investment income (loss)	11,049	1,789,975	3,138	3,775,280	7,319	2,136,651
• Net realized gain (loss) on investments	(253)	(1,207,497)	4,196	7,010,893	566	7,733,940
• Net change in unrealized appreciation or depreciation on investments	(31,758)	(8,783,047)	(3,179)	3,528,745	(32,669)	(31,824,303)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,962)	(8,200,569)	4,155	14,314,918	(24,784)	(21,953,712)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	215,165	5,617,596	133,895	167,238,183	256,780	4,940,039
• Contract withdrawals and transfers to annuity reserves	(8,058)	(15,652,171)	(117,685)	(41,857,010)	(4,075)	(31,253,342)
• Contract transfers	(3,364)	10,076,015	2,159	13,366,020	18,177	21,436,535
	203,743	41,440	18,369	138,747,193	270,882	(4,876,768)
Annuity Reserves:
• Annuity Payments	—	(2,205)	—	(121,960)	—	(29,941)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	629	—	(2,107)
	—	(2,205)	—	(121,331)	—	(32,048)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	203,743	39,235	18,369	138,625,862	270,882	(4,908,816)
TOTAL INCREASE (DECREASE) IN NET ASSETS	182,781	(8,161,334)	22,524	152,940,780	246,098	(26,862,528)
NET ASSETS AT DECEMBER 31, 2014	462,463	169,702,676	222,653	885,053,206	416,234	274,485,051
Changes From Operations:
• Net investment income (loss)	19,289	4,280,318	13,731	10,040,180	16,008	1,485,942
• Net realized gain (loss) on investments	(5,765)	(2,243,821)	175	3,708,829	(105)	6,058,999
• Net change in unrealized appreciation or depreciation on investments	(100,241)	(33,591,341)	(35,877)	(92,670,774)	(37,616)	(14,614,380)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(86,717)	(31,554,844)	(21,971)	(78,921,765)	(21,713)	(7,069,439)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	105,011	6,869,772	33,926	94,414,473	239,618	8,479,099
• Contract withdrawals and transfers to annuity reserves	(12,635)	(13,534,545)	(56,661)	(48,095,946)	(32,341)	(27,281,410)
• Contract transfers	46,687	21,720,251	319,060	13,830,838	192,638	8,779,630
	139,063	15,055,478	296,325	60,149,365	399,915	(10,022,681)
Annuity Reserves:
• Annuity Payments	—	(1,971)	—	(105,915)	—	(21,494)
• Receipt (reimbursement) of mortality guarantee adjustments	—	130	—	569	—	597
	—	(1,841)	—	(105,346)	—	(20,897)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	139,063	15,053,637	296,325	60,044,019	399,915	(10,043,578)
TOTAL INCREASE (DECREASE) IN NET ASSETS	52,346	(16,501,207)	274,354	(18,877,746)	378,202	(17,113,017)
NET ASSETS AT DECEMBER 31, 2015	$514,809	$153,201,469	$497,007	$866,175,460	$794,436	$257,372,034

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP SSgA International Managed Volatility Fund Service Class Subaccount	LVIP SSgA Large Cap 100 Fund Standard Class Subaccount	LVIP SSgA Large Cap 100 Fund Service Class Subaccount	LVIP SSgA Large Cap Managed Volatility Fund Standard Class Subaccount	LVIP SSgA Large Cap Managed Volatility Fund Service Class Subaccount	LVIP SSgA Moderate Index Allocation Fund Service Class Subaccount	LVIP SSgA Moderate Structured Allocation Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$791,897	$316,760,013	$1,412	$25,947,518	$174,568,913	$—
Changes From Operations:
• Net investment income (loss)	181,087	24,053	1,598,187	18	839,080	275,147	—
• Net realized gain (loss) on investments	(24,731)	64,797	37,084,085	35	475,649	3,496,290	—
• Net change in unrealized appreciation or depreciation on investments	(1,356,738)	79,505	3,433,563	51	1,754,042	437,479	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,200,382)	168,355	42,115,835	104	3,068,771	4,208,916	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,010,344	824,732	5,819,873	—	34,603,038	20,358,371	—
• Contract withdrawals and transfers to annuity reserves	(243,440)	(53,116)	(33,099,988)	(38)	(2,211,890)	(10,984,726)	—
• Contract transfers	7,525,242	(95,817)	(6,415,741)	(61)	37,448,473	2,572,961	—
	16,292,146	675,799	(33,695,856)	(99)	69,839,621	11,946,606	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(2,002)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(670)	—
	—	—	—	—	—	(2,672)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	16,292,146	675,799	(33,695,856)	(99)	69,839,621	11,943,934	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	15,091,764	844,154	8,419,979	5	72,908,392	16,152,850	—
NET ASSETS AT DECEMBER 31, 2014	15,091,764	1,636,051	325,179,992	1,417	98,855,910	190,721,763	—
Changes From Operations:
• Net investment income (loss)	726,034	29,416	2,070,793	419	79,626	(208,736)	4,618
• Net realized gain (loss) on investments	(348,589)	213,183	54,479,346	6	126,369	3,518,571	1,083
• Net change in unrealized appreciation or depreciation on investments	(6,027,230)	(332,612)	(76,335,184)	513	(10,536,460)	(9,732,218)	(11,590)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,649,785)	(90,013)	(19,785,045)	938	(10,330,465)	(6,422,383)	(5,889)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	40,363,860	112,473	10,656,413	28,656	63,907,583	15,578,963	175,002
• Contract withdrawals and transfers to annuity reserves	(1,637,486)	(66,298)	(27,065,710)	(16)	(5,854,258)	(13,869,440)	—
• Contract transfers	31,446,169	82,251	(2,391,933)	56	26,054,672	3,003,988	115
	70,172,543	128,426	(18,801,230)	28,696	84,107,997	4,713,511	175,117
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(1,892)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	532	—	—	(3)	—
	—	—	532	—	—	(1,895)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	70,172,543	128,426	(18,800,698)	28,696	84,107,997	4,711,616	175,117
TOTAL INCREASE (DECREASE) IN NET ASSETS	64,522,758	38,413	(38,585,743)	29,634	73,777,532	(1,710,767)	169,228
NET ASSETS AT DECEMBER 31, 2015	$79,614,522	$1,674,464	$286,594,249	$31,051	$172,633,442	$189,010,996	$169,228

See accompanying notes.

	LVIP SSgA Moderate Structured Allocation Fund Service Class Subaccount	LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class Subaccount	LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class Subaccount	LVIP SSgA S&P 500 Index Fund Standard Class Subaccount	LVIP SSgA S&P 500 Index Fund Service Class Subaccount	LVIP SSgA Small-Cap Index Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$861,705,250	$160,686,710	$404,618,283	$36,194,110	$838,667,663	$625,775
Changes From Operations:
• Net investment income (loss)	6,102,662	397,871	4,086,171	137,586	(304,112)	2,444
• Net realized gain (loss) on investments	20,669,538	3,236,813	10,591,588	1,151,176	58,844,418	39,986
• Net change in unrealized appreciation or depreciation on investments	2,740,042	(344,462)	(1,573,270)	2,632,691	30,849,498	16,603
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,512,242	3,290,222	13,104,489	3,921,453	89,389,804	59,033
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	27,548,723	10,180,726	21,232,571	966,828	23,420,200	794,694
• Contract withdrawals and transfers to annuity reserves	(66,947,670)	(6,800,195)	(21,659,296)	(4,825,915)	(93,657,735)	(26,028)
• Contract transfers	(21,415,449)	(1,298,175)	9,255,433	(96,804)	(661,101)	(26,411)
	(60,814,396)	2,082,356	8,828,708	(3,955,891)	(70,898,636)	742,255
Annuity Reserves:
• Annuity Payments	(16,292)	(2,665)	—	(10,871)	(64,516)	—
• Receipt (reimbursement) of mortality guarantee adjustments	3,932	(894)	—	669	(6,836)	—
	(12,360)	(3,559)	—	(10,202)	(71,352)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(60,826,756)	2,078,797	8,828,708	(3,966,093)	(70,969,988)	742,255
TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,314,514)	5,369,019	21,933,197	(44,640)	18,419,816	801,288
NET ASSETS AT DECEMBER 31, 2014	830,390,736	166,055,729	426,551,480	36,149,470	857,087,479	1,427,063
Changes From Operations:
• Net investment income (loss)	6,816,328	(95,397)	4,840,237	130,217	(375,333)	7,314
• Net realized gain (loss) on investments	16,076,298	3,953,277	7,157,632	1,573,389	52,581,321	68,338
• Net change in unrealized appreciation or depreciation on investments	(58,434,359)	(10,342,910)	(34,701,125)	(1,746,483)	(57,575,869)	(184,439)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(35,541,733)	(6,485,030)	(22,703,256)	(42,877)	(5,369,881)	(108,787)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	35,945,578	11,644,878	23,593,594	1,160,091	41,918,832	541,882
• Contract withdrawals and transfers to annuity reserves	(69,600,624)	(14,215,831)	(28,041,082)	(4,127,655)	(92,885,222)	(42,401)
• Contract transfers	(8,546,825)	1,022,914	4,396,953	(412,424)	55,125,894	182,796
	(42,201,871)	(1,548,039)	(50,535)	(3,379,988)	4,159,504	682,277
Annuity Reserves:
• Annuity Payments	(15,474)	(2,513)	—	(16,667)	(68,784)	—
• Receipt (reimbursement) of mortality guarantee adjustments	(1,432)	(4)	—	(12,771)	2,147	—
	(16,906)	(2,517)	—	(29,438)	(66,637)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(42,218,777)	(1,550,556)	(50,535)	(3,409,426)	4,092,867	682,277
TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,760,510)	(8,035,586)	(22,753,791)	(3,452,303)	(1,277,014)	573,490
NET ASSETS AT DECEMBER 31, 2015	$752,630,226	$158,020,143	$403,797,689	$32,697,167	$855,810,465	$2,000,553

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP SSgA Small-Cap Index Fund Service Class Subaccount	LVIP SSgA Small-Cap Managed Volatility Fund Standard Class Subaccount	LVIP SSgA Small-Cap Managed Volatility Fund Service Class Subaccount	LVIP SSgA Small-Mid Cap 200 Fund Standard Class Subaccount	LVIP SSgA Small-Mid Cap 200 Fund Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund Standard Class Subaccount	LVIP T. Rowe Price Growth Stock Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$297,575,702	$40,066	$27,146,121	$792,799	$110,745,734	$—	$188,596,407
Changes From Operations:
• Net investment income (loss)	(3,027,715)	330	(234,976)	36,466	1,545,314	(72)	(2,980,986)
• Net realized gain (loss) on investments	21,679,583	6	(7,490)	53,142	8,113,852	1	19,296,185
• Net change in unrealized appreciation or depreciation on investments	(12,118,730)	(981)	(501,180)	(42,227)	(7,141,932)	1,674	(6,050,278)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,533,138	(645)	(743,646)	47,381	2,517,234	1,603	10,264,921
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,164,571	39,358	42,635,037	684,224	4,543,124	49,103	16,476,885
• Contract withdrawals and transfers to annuity reserves	(28,497,642)	(1,086)	(2,399,482)	(72,010)	(9,938,223)	—	(12,661,114)
• Contract transfers	(9,884,740)	3,220	22,569,669	16,926	2,695,694	—	(25,085,616)
	(31,217,811)	41,492	62,805,224	629,140	(2,699,405)	49,103	(21,269,845)
Annuity Reserves:
• Annuity Payments	(4,745)	—	—	—	—	—	(5,519)
• Receipt (reimbursement) of mortality guarantee adjustments	198	—	—	—	—	—	(1,116)
	(4,547)	—	—	—	—	—	(6,635)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(31,222,358)	41,492	62,805,224	629,140	(2,699,405)	49,103	(21,276,480)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,689,220)	40,847	62,061,578	676,521	(182,171)	50,706	(11,011,559)
NET ASSETS AT DECEMBER 31, 2014	272,886,482	80,913	89,207,699	1,469,320	110,563,563	50,706	177,584,848
Changes From Operations:
• Net investment income (loss)	(2,587,391)	101	(1,361,867)	28,045	693,902	(308)	(3,497,591)
• Net realized gain (loss) on investments	18,431,657	(752)	(265,865)	200,396	17,431,879	3,114	19,799,429
• Net change in unrealized appreciation or depreciation on investments	(33,224,598)	(14,714)	(16,201,668)	(368,424)	(28,250,560)	3,798	(697,113)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,380,332)	(15,365)	(17,829,400)	(139,983)	(10,124,779)	6,604	15,604,725
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,549,193	46,841	58,921,464	297,868	6,118,753	59,882	23,573,495
• Contract withdrawals and transfers to annuity reserves	(24,716,008)	(2,180)	(5,395,261)	(116,741)	(8,673,438)	—	(16,440,207)
• Contract transfers	10,426,648	45,713	48,909,819	132,450	10,307,073	(2,212)	58,659,151
	(3,740,167)	90,374	102,436,022	313,577	7,752,388	57,670	65,792,439
Annuity Reserves:
• Annuity Payments	(4,016)	—	—	—	—	—	(5,823)
• Receipt (reimbursement) of mortality guarantee adjustments	(2,602)	—	—	—	102	—	(11)
	(6,618)	—	—	—	102	—	(5,834)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,746,785)	90,374	102,436,022	313,577	7,752,490	57,670	65,786,605
TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,127,117)	75,009	84,606,622	173,594	(2,372,289)	64,274	81,391,330
NET ASSETS AT DECEMBER 31, 2015	$251,759,365	$155,922	$173,814,321	$1,642,914	$108,191,274	$114,980	$258,976,178

See accompanying notes.

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class Subaccount	LVIP Templeton Growth Managed Volatility Fund Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$2,692,674	$87,518,859	$379,146,347	$—	$—	$2,446,788
Changes From Operations:
• Net investment income (loss)	(44,105)	(1,455,496)	(1,069,471)	—	—	(43,469)
• Net realized gain (loss) on investments	417,440	11,361,793	5,602,400	—	—	101,946
• Net change in unrealized appreciation or depreciation on investments	(126,151)	(1,699,123)	(28,697,032)	—	—	14,988
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	247,184	8,207,174	(24,164,103)	—	—	73,465
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	25,868	7,330,726	205,369,787	—	—	2,937
• Contract withdrawals and transfers to annuity reserves	(649,805)	(7,222,848)	(27,519,488)	—	—	(166,870)
• Contract transfers	410,276	(2,403,351)	60,479,494	—	—	(103,802)
	(213,661)	(2,295,473)	238,329,793	—	—	(267,735)
Annuity Reserves:
• Annuity Payments	—	(5,103)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(1,366)	—	—	—	—
	—	(6,469)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(213,661)	(2,301,942)	238,329,793	—	—	(267,735)
TOTAL INCREASE (DECREASE) IN NET ASSETS	33,523	5,905,232	214,165,690	—	—	(194,270)
NET ASSETS AT DECEMBER 31, 2014	2,726,197	93,424,091	593,312,037	—	—	2,252,518
Changes From Operations:
• Net investment income (loss)	(47,323)	(1,760,226)	(2,670,211)	359	1,388,074	(44,972)
• Net realized gain (loss) on investments	389,160	12,371,816	2,289,040	57	308,668	114,309
• Net change in unrealized appreciation or depreciation on investments	(331,673)	(10,997,610)	(69,574,467)	(989)	(5,932,757)	(83,481)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,164	(386,020)	(69,955,638)	(573)	(4,236,015)	(14,144)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	43,256	9,670,965	157,811,229	33,631	149,625,989	23,163
• Contract withdrawals and transfers to annuity reserves	(322,373)	(8,399,158)	(36,753,493)	—	(1,871,999)	(168,010)
• Contract transfers	379,020	20,942,091	39,554,880	—	91,641,464	238,029
	99,903	22,213,898	160,612,616	33,631	239,395,454	93,182
Annuity Reserves:
• Annuity Payments	—	(5,524)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1	—	—	—	—
	—	(5,523)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	99,903	22,208,375	160,612,616	33,631	239,395,454	93,182
TOTAL INCREASE (DECREASE) IN NET ASSETS	110,067	21,822,355	90,656,978	33,058	235,159,439	79,038
NET ASSETS AT DECEMBER 31, 2015	$2,836,264	$115,246,446	$683,969,015	$33,058	$235,159,439	$2,331,556

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP UBS Large Cap Growth Managed Volatility Fund Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund Service Class Subaccount	LVIP Vanguard International Equity ETF Fund Standard Class Subaccount	LVIP Vanguard International Equity ETF Fund Service Class Subaccount	LVIP VIP Contrafund Managed Volatility Portfolio Standard Class Subaccount	LVIP VIP Contrafund Managed Volatility Portfolio Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$160,591,468	$375,037	$81,252,076	$359,162	$41,605,443	$112,800	$95,635,695
Changes From Operations:
• Net investment income (loss)	(3,519,868)	3,188	51,130	3,743	201,143	9,680	3,356,304
• Net realized gain (loss) on investments	6,592,198	8,175	4,914,032	552	548,168	738	873,190
• Net change in unrealized appreciation or depreciation on investments	4,555,170	30,200	3,837,911	(25,731)	(4,389,129)	1,321	4,185,437
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,627,500	41,563	8,803,073	(21,436)	(3,639,818)	11,739	8,414,931
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	55,954,592	60,356	14,371,814	66,834	8,097,255	325,753	109,758,306
• Contract withdrawals and transfers to annuity reserves	(12,181,993)	(12,955)	(4,649,684)	(40,761)	(2,136,615)	(8,231)	(6,807,445)
• Contract transfers	22,544,074	(12,663)	(485,224)	20,936	11,102,236	(5,943)	63,308,332
	66,316,673	34,738	9,236,906	47,009	17,062,876	311,579	166,259,193
Annuity Reserves:
• Annuity Payments	—	—	(3,415)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(1,151)	—	—	—	—
	—	—	(4,566)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	66,316,673	34,738	9,232,340	47,009	17,062,876	311,579	166,259,193
TOTAL INCREASE (DECREASE) IN NET ASSETS	73,944,173	76,301	18,035,413	25,573	13,423,058	323,318	174,674,124
NET ASSETS AT DECEMBER 31, 2014	234,535,641	451,338	99,287,489	384,735	55,028,501	436,118	270,309,819
Changes From Operations:
• Net investment income (loss)	(4,960,519)	3,517	(147,639)	11,474	430,342	7,095	(709,830)
• Net realized gain (loss) on investments	4,504,606	13,442	3,324,266	223	315,917	(9,767)	118,044
• Net change in unrealized appreciation or depreciation on investments	(1,972,554)	(25,833)	(5,510,063)	(33,736)	(4,620,076)	(15,460)	(27,197,179)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,428,467)	(8,874)	(2,333,436)	(22,039)	(3,873,817)	(18,132)	(27,788,965)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	82,790,158	111,915	8,647,302	166,098	9,106,968	446,613	96,635,423
• Contract withdrawals and transfers to annuity reserves	(16,824,634)	(27,967)	(5,573,722)	(51,262)	(3,429,906)	(57,114)	(15,131,320)
• Contract transfers	60,149,435	4,207	7,950,705	208,017	10,353,004	(186,093)	88,214,689
	126,114,959	88,155	11,024,285	322,853	16,030,066	203,406	169,718,792
Annuity Reserves:
• Annuity Payments	—	—	(3,380)	—	—	—	(1,462)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(5)	—	—	—	1,942
	—	—	(3,385)	—	—	—	480
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	126,114,959	88,155	11,020,900	322,853	16,030,066	203,406	169,719,272
TOTAL INCREASE (DECREASE) IN NET ASSETS	123,686,492	79,281	8,687,464	300,814	12,156,249	185,274	141,930,307
NET ASSETS AT DECEMBER 31, 2015	$358,222,133	$530,619	$107,974,953	$685,549	$67,184,750	$621,392	$412,240,126

See accompanying notes.

	LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class Subaccount	LVIP VIP Mid Cap Managed Volatility Portfolio Service Class Subaccount	LVIP Wellington Capital Growth Fund Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund Service Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio Class VC Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$323,041,540	$71,933,341	$—	$—
Changes From Operations:
• Net investment income (loss)	—	45,503	(3,268,487)	(1,555,187)	60,171	(2,571)
• Net realized gain (loss) on investments	—	4,349	22,164,905	5,066,671	29,500	14,497
• Net change in unrealized appreciation or depreciation on investments	—	27,292	11,768,679	552,967	(93,577)	39,265
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	77,144	30,665,097	4,064,451	(3,906)	51,191
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	7,855,441	8,297,390	8,762,332	1,527,006	804,742
• Contract withdrawals and transfers to annuity reserves	—	(113,237)	(27,624,627)	(7,753,978)	(15,335)	(15,496)
• Contract transfers	—	3,651,631	(18,058,221)	60,001,747	71,942	52,555
	—	11,393,835	(37,385,458)	61,010,101	1,583,613	841,801
Annuity Reserves:
• Annuity Payments	—	—	(1,263)	(6,539)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(372)	(2)	—	—
	—	—	(1,635)	(6,541)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	11,393,835	(37,387,093)	61,003,560	1,583,613	841,801
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	11,470,979	(6,721,996)	65,068,011	1,579,707	892,992
NET ASSETS AT DECEMBER 31, 2014	—	11,470,979	316,319,544	137,001,352	1,579,707	892,992
Changes From Operations:
• Net investment income (loss)	182	(519,081)	(3,291,062)	(1,211,032)	250,645	(26,353)
• Net realized gain (loss) on investments	(770)	(93,166)	68,819,894	8,648,471	(5,968)	(3,397)
• Net change in unrealized appreciation or depreciation on investments	(5,888)	(4,213,745)	(40,886,815)	(10,897,865)	(543,866)	(467,713)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,476)	(4,825,992)	24,642,017	(3,460,426)	(299,189)	(497,463)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	103,594	34,687,831	6,891,075	7,058,413	5,358,675	2,638,519
• Contract withdrawals and transfers to annuity reserves	(1,416)	(1,569,472)	(25,799,720)	(7,091,095)	(294,058)	(117,260)
• Contract transfers	(8,205)	27,135,273	(8,571,461)	(59,104,527)	828,174	647,517
	93,973	60,253,632	(27,480,106)	(59,137,209)	5,892,791	3,168,776
Annuity Reserves:
• Annuity Payments	—	—	(2,027)	(6,981)	(1,054)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(1)	292	(52)	—
	—	—	(2,028)	(6,689)	(1,106)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	93,973	60,253,632	(27,482,134)	(59,143,898)	5,891,685	3,168,776
TOTAL INCREASE (DECREASE) IN NET ASSETS	87,497	55,427,640	(2,840,117)	(62,604,324)	5,592,496	2,671,313
NET ASSETS AT DECEMBER 31, 2015	$87,497	$66,898,619	$313,479,427	$74,397,028	$7,172,203	$3,564,305

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Lord Abbett Series Fund Fundamental Equity Portfolio Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio Class VC Subaccount	MFS VIT Core Equity Series Service Class Subaccount	MFS VIT Growth Series Initial Class Subaccount	MFS VIT Growth Series Service Class Subaccount	MFS VIT Total Return Series Initial Class Subaccount	MFS VIT Total Return Series Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$17,237,836	$—	$2,787,669	$3,411,475	$39,011,618	$10,232,408	$—
Changes From Operations:
• Net investment income (loss)	(85,811)	42,341	(28,813)	(42,876)	(652,348)	37,280	83
• Net realized gain (loss) on investments	3,438,563	(357)	215,951	349,026	5,969,972	668,166	430
• Net change in unrealized appreciation or depreciation on investments	(2,365,315)	(58,084)	35,829	(72,189)	(2,140,371)	(69,890)	(46)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	987,437	(16,100)	222,967	233,961	3,177,253	635,556	467
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	200,918	2,530,403	2,489	450	10,785,806	24,177	4,727
• Contract withdrawals and transfers to annuity reserves	(1,466,309)	(115,183)	(227,884)	(301,224)	(2,941,426)	(1,565,322)	(11,587)
• Contract transfers	(488,458)	232,868	(183,054)	(83,743)	708,364	(241,451)	19,572
	(1,753,849)	2,648,088	(408,449)	(384,517)	8,552,744	(1,782,596)	12,712
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(3,184)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	92	—
	—	—	—	—	—	(3,092)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,753,849)	2,648,088	(408,449)	(384,517)	8,552,744	(1,785,688)	12,712
TOTAL INCREASE (DECREASE) IN NET ASSETS	(766,412)	2,631,988	(185,482)	(150,556)	11,729,997	(1,150,132)	13,179
NET ASSETS AT DECEMBER 31, 2014	16,471,424	2,631,988	2,602,187	3,260,919	50,741,615	9,082,276	13,179
Changes From Operations:
• Net investment income (loss)	26,846	220,920	6,500	(41,747)	(803,241)	93,073	(73)
• Net realized gain (loss) on investments	1,337,257	(6,213)	1,230,066	277,641	5,992,591	632,936	5,307
• Net change in unrealized appreciation or depreciation on investments	(2,038,518)	(339,768)	(1,186,457)	(44,219)	(2,050,874)	(861,443)	(186)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(674,415)	(125,061)	50,109	191,675	3,138,476	(135,434)	5,048
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	171,284	6,622,953	1,443	30,888	6,304,693	11,956	2,655
• Contract withdrawals and transfers to annuity reserves	(857,421)	(229,873)	(53,770)	(230,055)	(4,426,812)	(1,273,655)	(3,696)
• Contract transfers	(525,320)	4,285,461	(2,599,969)	67,712	8,330,441	(116,608)	(12,462)
	(1,211,457)	10,678,541	(2,652,296)	(131,455)	10,208,322	(1,378,307)	(13,503)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(3,168)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	78	—
	—	—	—	—	—	(3,090)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,211,457)	10,678,541	(2,652,296)	(131,455)	10,208,322	(1,381,397)	(13,503)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,885,872)	10,553,480	(2,602,187)	60,220	13,346,798	(1,516,831)	(8,455)
NET ASSETS AT DECEMBER 31, 2015	$14,585,552	$13,185,468	$—	$3,321,139	$64,088,413	$7,565,445	$4,724

See accompanying notes.

	MFS VIT Utilities Series Initial Class Subaccount	MFS VIT Utilities Series Service Class Subaccount	MFS VIT II Core Equity Portfolio Service Class Subaccount	MFS VIT II International Value Series Initial Class Subaccount	MFS VIT II International Value Series Service Class Subaccount	Morgan Stanley UIF Capital Growth Portfolio Class II Subaccount
NET ASSETS AT JANUARY 1, 2014	$10,793,626	$217,755,613	$—	$—	$—	$1,998,069
Changes From Operations:
• Net investment income (loss)	73,785	679,471	—	(2)	4,808	(17,469)
• Net realized gain (loss) on investments	937,662	19,127,545	—	—	(238)	319,247
• Net change in unrealized appreciation or depreciation on investments	167,061	3,247,512	—	(508)	(29,198)	(206,655)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,178,508	23,054,528	—	(510)	(24,628)	95,123
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	79,801	12,589,997	—	69,542	1,646,921	23,461
• Contract withdrawals and transfers to annuity reserves	(1,093,832)	(24,167,816)	—	—	(1,741)	(230,292)
• Contract transfers	(268,103)	4,158,068	—	—	120,213	(142,626)
	(1,282,134)	(7,419,751)	—	69,542	1,765,393	(349,457)
Annuity Reserves:
• Annuity Payments	(6,629)	(20,994)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	710	608	—	—	—	—
	(5,919)	(20,386)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,288,053)	(7,440,137)	—	69,542	1,765,393	(349,457)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(109,545)	15,614,391	—	69,032	1,740,765	(254,334)
NET ASSETS AT DECEMBER 31, 2014	10,684,081	233,370,004	—	69,032	1,740,765	1,743,735
Changes From Operations:
• Net investment income (loss)	257,256	5,130,363	(22,157)	2,741	57,925	(17,482)
• Net realized gain (loss) on investments	1,154,455	20,489,339	160,527	2,475	56,986	357,676
• Net change in unrealized appreciation or depreciation on investments	(2,920,406)	(61,732,919)	(229,896)	(395)	(120,851)	(154,247)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,508,695)	(36,113,217)	(91,526)	4,821	(5,940)	185,947
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	60,713	10,996,380	10,070	120,441	6,258,050	5,911
• Contract withdrawals and transfers to annuity reserves	(1,537,811)	(23,032,128)	(421,943)	(6,685)	(128,091)	(139,735)
• Contract transfers	(81,709)	2,273,573	2,853,500	(30,709)	2,723,345	5,465
	(1,558,807)	(9,762,175)	2,441,627	83,047	8,853,304	(128,359)
Annuity Reserves:
• Annuity Payments	(6,181)	(20,982)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	763	2,049	—	—	—	—
	(5,418)	(18,933)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,564,225)	(9,781,108)	2,441,627	83,047	8,853,304	(128,359)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,072,920)	(45,894,325)	2,350,101	87,868	8,847,364	57,588
NET ASSETS AT DECEMBER 31, 2015	$7,611,161	$187,475,679	$2,350,101	$156,900	$10,588,129	$1,801,323

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	NB AMT Mid Cap Growth Portfolio I Class Subaccount	NB AMT Mid Cap Intrinsic Value Portfolio I Class Subaccount	Oppenheimer Global Fund/VA Service Shares Subaccount	Oppenheimer International Growth Fund/VA Non-Service Shares Subaccount	Oppenheimer International Growth Fund/VA Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund/VA Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$40,691,909	$8,792,629	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(11)	(239,578)	(9,550)	(455)	(3,882)	—	(1,459)
• Net realized gain (loss) on investments	310	3,184,950	660,921	48	(392)	—	1,846
• Net change in unrealized appreciation or depreciation on investments	—	1,352,723	(555,233)	5,749	(49,541)	—	33,711
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	299	4,298,095	96,138	5,342	(53,815)	—	34,098
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	168,686	51,747	523,103	1,181,988	—	719,716
• Contract withdrawals and transfers to annuity reserves	(299)	(6,958,369)	(579,716)	(959)	(1,728)	—	(2,533)
• Contract transfers	—	(593,410)	153,879	—	78,550	—	116,755
	(299)	(7,383,093)	(374,090)	522,144	1,258,810	—	833,938
Annuity Reserves:
• Annuity Payments	—	(8,175)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	125	—	—	—	—	—
	—	(8,050)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(299)	(7,391,143)	(374,090)	522,144	1,258,810	—	833,938
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(3,093,048)	(277,952)	527,486	1,204,995	—	868,036
NET ASSETS AT DECEMBER 31, 2014	—	37,598,861	8,514,677	527,486	1,204,995	—	868,036
Changes From Operations:
• Net investment income (loss)	(5)	(320,948)	6,433	4,125	(15,007)	223	(15,579)
• Net realized gain (loss) on investments	315	2,572,801	975,874	40,596	122,202	5,364	367,578
• Net change in unrealized appreciation or depreciation on investments	—	(5,407,376)	(722,986)	(30,413)	(229,269)	(8,927)	(677,157)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	310	(3,155,523)	259,321	14,308	(122,074)	(3,340)	(325,158)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	95	152,389	58,663	27,204	3,939,835	36,176	3,476,394
• Contract withdrawals and transfers to annuity reserves	(258)	(4,232,871)	(508,268)	(14,010)	(99,210)	—	(110,841)
• Contract transfers	(147)	(1,214,626)	(338,571)	—	1,006,107	3,412	588,405
	(310)	(5,295,108)	(788,176)	13,194	4,846,732	39,588	3,953,958
Annuity Reserves:
• Annuity Payments	—	(8,411)	—	—	(873)	—	(865)
• Receipt (reimbursement) of mortality guarantee adjustments	—	119	—	—	(36)	—	(42)
	—	(8,292)	—	—	(909)	—	(907)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(310)	(5,303,400)	(788,176)	13,194	4,845,823	39,588	3,953,051
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(8,458,923)	(528,855)	27,502	4,723,749	36,248	3,627,893
NET ASSETS AT DECEMBER 31, 2015	$—	$29,139,938	$7,985,822	$554,988	$5,928,744	$36,248	$4,495,929

See accompanying notes.

	PIMCO VIT All Asset All Authority Portfolio Advisor Class Subaccount	PIMCO VIT All Asset All Authority Portfolio Institutional Class Subaccount	PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Subaccount	PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio Institutional Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$12,296,157	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	26,139	3,505	(166,709)	5	8,312	—
• Net realized gain (loss) on investments	235	33	(883,622)	—	9,291	—
• Net change in unrealized appreciation or depreciation on investments	(73,457)	(6,395)	(1,830,700)	(686)	(55,996)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(47,083)	(2,857)	(2,881,031)	(681)	(38,393)	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	492,926	78,831	2,712,141	4,757	723,297	—
• Contract withdrawals and transfers to annuity reserves	(3,192)	—	(1,393,426)	—	(4,386)	—
• Contract transfers	301,574	20,792	536,146	50	152,954	—
	791,308	99,623	1,854,861	4,807	871,865	—
Annuity Reserves:
• Annuity Payments	—	—	(5,392)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(622)	—	—	—
	—	—	(6,014)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	791,308	99,623	1,848,847	4,807	871,865	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	744,225	96,766	(1,032,184)	4,126	833,472	—
NET ASSETS AT DECEMBER 31, 2014	744,225	96,766	11,263,973	4,126	833,472	—
Changes From Operations:
• Net investment income (loss)	15,692	3,647	304,751	156	40,699	159
• Net realized gain (loss) on investments	(45,304)	(423)	(1,640,007)	(5)	(17,369)	34
• Net change in unrealized appreciation or depreciation on investments	(111,274)	(17,522)	(2,058,808)	(4,165)	(79,632)	(514)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(140,886)	(14,298)	(3,394,064)	(4,014)	(56,302)	(321)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	422,295	131,715	2,340,555	27,231	672,366	6,907
• Contract withdrawals and transfers to annuity reserves	(29,968)	(546)	(879,640)	—	(21,929)	—
• Contract transfers	(104,608)	(18,158)	401,874	1,100	5,142	(39)
	287,719	113,011	1,862,789	28,331	655,579	6,868
Annuity Reserves:
• Annuity Payments	—	—	(3,569)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(4)	—	—	—
	—	—	(3,573)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	287,719	113,011	1,859,216	28,331	655,579	6,868
TOTAL INCREASE (DECREASE) IN NET ASSETS	146,833	98,713	(1,534,848)	24,317	599,277	6,547
NET ASSETS AT DECEMBER 31, 2015	$891,058	$195,479	$9,729,125	$28,443	$1,432,749	$6,547

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	PIMCO VIT Unconstrained Bond Portfolio Advisor Class Subaccount	PIMCO VIT Unconstrained Bond Portfolio Institutional Class Subaccount	Putnam VT Absolute Return 500 Fund Class IA Subaccount	Putnam VT Absolute Return 500 Fund Class IB Subaccount	Putnam VT Global Health Care Fund Class IA Subaccount	Putnam VT Global Health Care Fund Class IB Subaccount	Putnam VT Growth & Income Fund Class IB Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$—	$4,055,822	$1,744,914
Changes From Operations:
• Net investment income (loss)	114	—	—	(2,703)	—	(72,571)	(5,261)
• Net realized gain (loss) on investments	215	—	—	833	—	1,021,025	51,774
• Net change in unrealized appreciation or depreciation on investments	(840)	—	—	17,762	—	277,909	105,087
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(511)	—	—	15,892	—	1,226,363	151,600
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	446,816	—	—	730,870	—	16,470	2,374
• Contract withdrawals and transfers to annuity reserves	(1,973)	—	—	(1,440)	—	(599,039)	(129,744)
• Contract transfers	113,838	—	—	73,042	—	1,960,559	(30,257)
	558,681	—	—	802,472	—	1,377,990	(157,627)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	558,681	—	—	802,472	—	1,377,990	(157,627)
TOTAL INCREASE (DECREASE) IN NET ASSETS	558,170	—	—	818,364	—	2,604,353	(6,027)
NET ASSETS AT DECEMBER 31, 2014	558,170	—	—	818,364	—	6,660,175	1,738,887
Changes From Operations:
• Net investment income (loss)	57,369	577	(10)	(18,449)	(22)	(115,550)	3,931
• Net realized gain (loss) on investments	(9,661)	(56)	—	20,481	5	1,076,861	88,479
• Net change in unrealized appreciation or depreciation on investments	(121,131)	(507)	(9)	(48,023)	466	(648,366)	(233,498)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(73,423)	14	(19)	(45,991)	449	312,945	(141,088)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,808,982	93,934	—	930,845	19,304	2,768,130	5,279
• Contract withdrawals and transfers to annuity reserves	(37,016)	—	—	(29,353)	—	(910,460)	(259,066)
• Contract transfers	400,224	(71,853)	9,663	728,700	(190)	930,352	(114,866)
	2,172,190	22,081	9,663	1,630,192	19,114	2,788,022	(368,653)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,172,190	22,081	9,663	1,630,192	19,114	2,788,022	(368,653)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,098,767	22,095	9,644	1,584,201	19,563	3,100,967	(509,741)
NET ASSETS AT DECEMBER 31, 2015	$2,656,937	$22,095	$9,644	$2,402,565	$19,563	$9,761,142	$1,229,146

See accompanying notes.

	Putnam VT Income Fund Class IB Subaccount	SIPT VP Market Growth Strategy Fund Class III Subaccount	SIPT VP Market Plus Strategy Fund Class III Subaccount	Templeton Foreign VIP Fund Class 1 Subaccount	Templeton Foreign VIP Fund Class 4 Subaccount	Templeton Global Bond VIP Fund Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	—	5,505	22,866	(20)	(2,006)	(497)
• Net realized gain (loss) on investments	—	(1,874)	35	(1)	(339)	(51)
• Net change in unrealized appreciation or depreciation on investments	—	(4,026)	(24,866)	(1,837)	(50,461)	(8,149)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(395)	(1,965)	(1,858)	(52,806)	(8,697)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	196,006	1,099,638	—	704,300	1,007,861
• Contract withdrawals and transfers to annuity reserves	—	—	—	—	(936)	—
• Contract transfers	—	64,191	9,933	21,915	56,848	(33,911)
	—	260,197	1,109,571	21,915	760,212	973,950
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	260,197	1,109,571	21,915	760,212	973,950
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	259,802	1,107,606	20,057	707,406	965,253
NET ASSETS AT DECEMBER 31, 2014	—	259,802	1,107,606	20,057	707,406	965,253
Changes From Operations:
• Net investment income (loss)	(8,252)	1,548	(3,312)	611	20,557	108,195
• Net realized gain (loss) on investments	(5,447)	(20,289)	34,661	628	23,557	(32,318)
• Net change in unrealized appreciation or depreciation on investments	(29,573)	(59,093)	(119,742)	(2,516)	(197,783)	(136,490)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(43,272)	(77,834)	(88,393)	(1,277)	(153,669)	(60,613)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,235,443	767,972	415,670	—	863,274	705,301
• Contract withdrawals and transfers to annuity reserves	(31,794)	(34,122)	(9,902)	—	(110,502)	(33,053)
• Contract transfers	(108,716)	(117,900)	19,026	466	275,904	(21,848)
	2,094,933	615,950	424,794	466	1,028,676	650,400
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,094,933	615,950	424,794	466	1,028,676	650,400
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,051,661	538,116	336,401	(811)	875,007	589,787
NET ASSETS AT DECEMBER 31, 2015	$2,051,661	$797,918	$1,444,007	$19,246	$1,582,413	$1,555,040

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Templeton Global Bond VIP Fund Class 2 Subaccount	Templeton Global Bond VIP Fund Class 4 Subaccount	Templeton Growth VIP Fund Class 2 Subaccount	Transparent Value Directional Allocation VI Portfolio Class I Subaccount	Transparent Value Directional Allocation VI Portfolio Class II Subaccount	UIF Global Infrastructure Portfolio Class I Subaccount	UIF Global Infrastructure Portfolio Class II Subaccount
NET ASSETS AT JANUARY 1, 2014	$521,571,310	$—	$49,561,031	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	17,368,047	(9,029)	(153,772)	(70)	(13,719)	(71)	(3,728)
• Net realized gain (loss) on investments	4,620,821	(270)	2,261,046	(1,665)	(4,181)	(1)	(6,188)
• Net change in unrealized appreciation or depreciation on investments	(20,335,347)	(43,870)	(3,890,776)	(836)	(259,213)	(808)	9,356
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,653,521	(53,169)	(1,783,502)	(2,571)	(277,113)	(880)	(560)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,524,377	3,662,642	371,283	71,257	11,366,876	50,369	1,458,140
• Contract withdrawals and transfers to annuity reserves	(61,083,510)	(12,075)	(6,718,947)	—	(910)	—	(4,457)
• Contract transfers	(3,652,635)	347,991	(1,979,849)	(33,691)	(10,343)	—	153,079
	(56,211,768)	3,998,558	(8,327,513)	37,566	11,355,623	50,369	1,606,762
Annuity Reserves:
• Annuity Payments	(5,501)	—	(10,478)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(750)	—	732	—	—	—	—
	(6,251)	—	(9,746)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(56,218,019)	3,998,558	(8,337,259)	37,566	11,355,623	50,369	1,606,762
TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,564,498)	3,945,389	(10,120,761)	34,995	11,078,510	49,489	1,606,202
NET ASSETS AT DECEMBER 31, 2014	467,006,812	3,945,389	39,440,270	34,995	11,078,510	49,489	1,606,202
Changes From Operations:
• Net investment income (loss)	27,267,929	474,945	336,603	(139)	(129,023)	683	13,218
• Net realized gain (loss) on investments	(1,671,323)	(67,506)	983,463	(45)	(166,474)	5,129	104,993
• Net change in unrealized appreciation or depreciation on investments	(51,316,874)	(971,872)	(4,060,553)	(831)	46,086	(13,169)	(654,016)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,720,268)	(564,433)	(2,740,487)	(1,015)	(249,411)	(7,357)	(535,805)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,417,700	8,180,065	229,797	—	4,115,866	2,349	2,083,290
• Contract withdrawals and transfers to annuity reserves	(50,681,420)	(409,063)	(5,479,202)	—	(599,749)	—	(71,373)
• Contract transfers	(3,845,768)	1,722,644	(512,897)	(767)	(6,606,493)	105	129,595
	(45,109,488)	9,493,646	(5,762,302)	(767)	(3,090,376)	2,454	2,141,512
Annuity Reserves:
• Annuity Payments	(7,258)	—	(9,066)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	874	—	(13,856)	—	—	—	—
	(6,384)	—	(22,922)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(45,115,872)	9,493,646	(5,785,224)	(767)	(3,090,376)	2,454	2,141,512
TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,836,140)	8,929,213	(8,525,711)	(1,782)	(3,339,787)	(4,903)	1,605,707
NET ASSETS AT DECEMBER 31, 2015	$396,170,672	$12,874,602	$30,914,559	$33,213	$7,738,723	$44,586	$3,211,909

See accompanying notes.

	Van Eck VIP Global Hard Assets Fund Class S Subaccount	Van Eck VIP Global Hard Assets Fund Initial Class Subaccount	Virtus VIT Multi-Sector Fixed Income Series Class A Subaccount	Virtus VIT Multi-Sector Fixed Income Series Class I Subaccount	Virtus VIT Equity Trends Series Class A Subaccount	Virtus VIT Equity Trends Series Class I Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(1,979)	(149)	30,284	—	(5,592)	(116)
• Net realized gain (loss) on investments	(1,050)	(15)	(792)	—	195,481	10,606
• Net change in unrealized appreciation or depreciation on investments	(131,694)	(28,642)	(60,270)	—	(237,308)	(12,319)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(134,723)	(28,806)	(30,778)	—	(47,419)	(1,829)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	529,998	219,158	992,946	—	2,298,838	144,318
• Contract withdrawals and transfers to annuity reserves	(1,355)	—	(6,832)	—	(3,295)	—
• Contract transfers	222,886	667	386,413	—	382,891	—
	751,529	219,825	1,372,527	—	2,678,434	144,318
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	751,529	219,825	1,372,527	—	2,678,434	144,318
TOTAL INCREASE (DECREASE) IN NET ASSETS	616,806	191,019	1,341,749	—	2,631,015	142,489
NET ASSETS AT DECEMBER 31, 2014	616,806	191,019	1,341,749	—	2,631,015	142,489
Changes From Operations:
• Net investment income (loss)	(11,880)	(1,180)	177,520	399	(46,288)	(191)
• Net realized gain (loss) on investments	(130,096)	(30,848)	(31,230)	55	(228,707)	(15,949)
• Net change in unrealized appreciation or depreciation on investments	(349,726)	(90,460)	(348,882)	(526)	(161,455)	12,319
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(491,702)	(122,488)	(202,592)	(72)	(436,450)	(3,821)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	960,196	195,441	4,233,513	175,114	994,638	—
• Contract withdrawals and transfers to annuity reserves	(53,937)	(9,731)	(201,369)	—	(71,419)	(322)
• Contract transfers	209,868	(27,932)	1,139,291	(162,853)	243,406	(138,346)
	1,116,127	157,778	5,171,435	12,261	1,166,625	(138,668)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,116,127	157,778	5,171,435	12,261	1,166,625	(138,668)
TOTAL INCREASE (DECREASE) IN NET ASSETS	624,425	35,290	4,968,843	12,189	730,175	(142,489)
NET ASSETS AT DECEMBER 31, 2015	$1,241,231	$226,309	$6,310,592	$12,189	$3,361,190	$—

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2015

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of thirty-one products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Bonus
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance A Class	• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Rollover
• Lincoln ChoicePlus Fusion
• Lincoln Investment Solutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln Investor Advantage B-Share
• Lincoln Investor Advantage C-Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage RIA

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of three hundred eighty-nine available mutual funds (the Funds) of thirty-five diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (AB VPS):

AB VPS Global Thematic Growth Portfolio Class A**

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Growth and Income Portfolio Class A**

AB VPS Growth and Income Portfolio Class B**

AB VPS International Value Portfolio Class A**

AB VPS International Value Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Small/Mid Cap Value Portfolio Class A

AB VPS Small/Mid Cap Value Portfolio Class B

ALPS Variable Investment Trust:

Alps|Alerian Energy Infrastructure Portfolio Class I

Alps|Alerian Energy Infrastructure Portfolio Class III

Alps|Red Rocks Listed Private Property Equity Portfolio Class I**

Alps|Red Rocks Listed Private Property Equity Portfolio Class III

Alps|Stadion Tactical Defensive Portfolio Class I

Alps|Stadion Tactical Defensive Portfolio Class III

Alps|Stadion Tactical Growth Portfolio Class I**

Alps|Stadion Tactical Growth Portfolio Class III

American Century Variable Portfolios, Inc. (American Century VP):

American Century VP Inflation Protection Fund Class I**

American Century VP Inflation Protection Fund Class II

American Funds Insurance Series (American Funds):

American Funds Asset Allocation Fund Class 1

American Funds Asset Allocation Fund Class 4

American Funds Blue Chip Income and Growth Fund Class 1

American Funds Blue Chip Income and Growth Fund Class 4

American Funds Bond Fund Class 1

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

American Funds Capital Income Builder Fund Class 1

American Funds Capital Income Builder Fund Class 4

American Funds Global Balanced Fund Class 1

American Funds Global Bond Fund Class 1

American Funds Global Growth Fund Class 1

American Funds Global Growth Fund Class 2

American Funds Global Growth Fund Class 4

American Funds Global Growth and Income Fund Class 1

American Funds Global Small Capitalization Fund Class 1

American Funds Global Small Capitalization Fund Class 2

American Funds Global Small Capitalization Fund Class 4

American Funds Growth Fund Class 1

American Funds Growth Fund Class 2

American Funds Growth Fund Class 4

American Funds Growth-Income Fund Class 1

American Funds Growth-Income Fund Class 2

American Funds Growth-Income Fund Class 4

American Funds High-Income Bond Fund Class 1

American Funds International Fund Class 1

American Funds International Fund Class 2

American Funds International Fund Class 4

American Funds International Growth and Income Fund Class 1

American Funds Managed Risk Asset Allocation Fund Class P1

American Funds Managed Risk Asset Allocation Fund Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund Class P1

American Funds Managed Risk Growth Fund Class P1

American Funds Managed Risk Growth-Income Fund Class P1

American Funds Managed Risk International Fund Class P1

American Funds Mortgage Fund Class 1

American Funds Mortgage Fund Class 4

American Funds New World Fund Class 1

American Funds New World Fund Class 4

American Funds U.S. Government/AAA-Rated Securities Fund Class 1

BlackRock Variable Series Funds, Inc. (BlackRock):

BlackRock Global Allocation V.I. Fund Class I

BlackRock Global Allocation V.I. Fund Class III

BlackRock iShares Alternative Strategies V.I. Fund Class I**

BlackRock iShares Alternative Strategies V.I. Fund Class III

Delaware VIP Trust (Delaware VIP):

Delaware VIP Diversified Income Series Standard Class

Delaware VIP Diversified Income Series Service Class

Delaware VIP Emerging Markets Series Standard Class**

Delaware VIP Emerging Markets Series Service Class

Delaware VIP High Yield Series Standard Class

Delaware VIP High Yield Series Service Class

Delaware VIP International Value Equity Series Standard Class

Delaware VIP Limited-Term Diversified Income Series Standard Class

Delaware VIP Limited-Term Diversified Income Series Service Class

Delaware VIP REIT Series Standard Class

Delaware VIP REIT Series Service Class

Delaware VIP Small Cap Value Series Standard Class

Delaware VIP Small Cap Value Series Service Class

Delaware VIP Smid Cap Growth Series Standard Class

Delaware VIP Smid Cap Growth Series Service Class

Delaware VIP U.S. Growth Series Standard Class*

Delaware VIP U.S. Growth Series Service Class

Delaware VIP Value Series Standard Class

Delaware VIP Value Series Service Class

Deutsche Variable Series II (Deutsche):

Deutsche Alternative Asset Allocation VIP Portfolio A

Deutsche Alternative Asset Allocation VIP Portfolio B

Deutsche Investments VIT Funds (Deutsche):

Deutsche Equity 500 Index VIP Portfolio A

Deutsche Equity 500 Index VIP Portfolio B**

Deutsche Small Cap Index VIP Portfolio A

Deutsche Small Cap Index VIP Portfolio B**

Eaton Vance Variable Trust (Eaton Vance VT):

Eaton Vance VT Floating-Rate Income Fund Initial Class

Eaton Vance VT Floating-Rate Income Fund Advisor Class

Fidelity Variable Insurance Products Fund (Fidelity VIP):

Fidelity VIP Contrafund Portfolio Initial Class

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Initial Class**

Fidelity VIP Equity-Income Portfolio Service Class 2**

Fidelity VIP Growth Portfolio Initial Class

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Initial Class

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Initial Class**

Fidelity VIP Overseas Portfolio Service Class 2**

Fidelity VIP Strategic Income Portfolio Initial Class

Fidelity VIP Strategic Income Portfolio Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio Class I**

First Trust Multi Income Allocation Portfolio Class I

First Trust Multi Income Allocation Portfolio Class II**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Fund Class 1**

Franklin Founding Funds Allocation VIP Fund Class 4

Franklin Income VIP Fund Class 1

Franklin Income VIP Fund Class 2

Franklin Income VIP Fund Class 4

Franklin Mutual Shares VIP Fund Class 1

Franklin Mutual Shares VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 4

Franklin Rising Dividends VIP Fund Class 1

Franklin Rising Dividends VIP Fund Class 4

Franklin Small Cap Value VIP Fund Class 1

Franklin Small Cap Value VIP Fund Class 4

Franklin Small-Mid Cap Growth VIP Fund Class 1

Franklin Small-Mid Cap Growth VIP Fund Class 2

Franklin Small-Mid Cap Growth VIP Fund Class 4

Templeton Foreign VIP Fund Class 1

Templeton Foreign VIP Fund Class 4

Templeton Global Bond VIP Fund Class 1

Templeton Global Bond VIP Fund Class 2

Templeton Global Bond VIP Fund Class 4

Templeton Growth VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):

Goldman Sachs VIT Large Cap Value Fund Service Class

Goldman Sachs VIT Money Market Fund Institutional Class

Goldman Sachs VIT Money Market Fund Service Class

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class

Goldman Sachs VIT Strategic Income Fund Advisor Class

Goldman Sachs VIT Strategic Income Fund Institutional Class**

Guggenheim Funds Rydex Variable Trust:

Guggenheim Long Short Equity Fund

Guggenheim Multi-Hedge Strategies Fund

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund Class IA

Hartford Capital Appreciation HLS Fund Class IC

Huntington VA Funds:

Huntington VA Dividend Capture Fund

Invesco Variable Insurance Funds (Invesco V.I.):

Invesco V.I. American Franchise Fund Series I

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series I

Invesco V.I. Balanced-Risk Allocation Fund Series II

Invesco V.I. Comstock Fund Series I

Invesco V.I. Comstock Fund Series II

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Core Equity Fund Series II

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Diversified Dividend Fund Series II

Invesco V.I. Equally-Weighted S&P 500 Fund Series I

Invesco V.I. Equally-Weighted S&P 500 Fund Series II

Invesco V.I. Equity and Income Fund Series I**

Invesco V.I. Equity and Income Fund Series II

Invesco V.I. International Growth Fund Series I

Invesco V.I. International Growth Fund Series II

Ivy Funds Variable Insurance Portfolios (Ivy Funds VIP):

Ivy Funds VIP Asset Strategy Portfolio Class A

Ivy Funds VIP Energy Portfolio Class A

Ivy Funds VIP High Income Portfolio Class A

Ivy Funds VIP Micro Cap Growth Portfolio Class A

Ivy Funds VIP Mid Cap Growth Portfolio Class A

Ivy Funds VIP Science and Technology Portfolio Class A

Janus Aspen Series:

Janus Aspen Balanced Portfolio Service Shares

Janus Aspen Enterprise Portfolio Service Shares

Janus Aspen Global Research Portfolio Service Shares

JPMorgan Insurance Trust (JPMIT):

JPMIT Global Allocation Portfolio Class 1**

JPMIT Global Allocation Portfolio Class 2

JPMIT Income Builder Portfolio Class 1**

JPMIT Income Builder Portfolio Class 2

JPMIT Intrepid Mid Cap Portfolio Class 1

JPMIT Intrepid Mid Cap Portfolio Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio Class I

ClearBridge Variable Aggressive Growth Portfolio Class II

ClearBridge Variable Mid Cap Core Portfolio Class I

ClearBridge Variable Mid Cap Core Portfolio Class II

Lincoln Variable Insurance Products Trust (LVIP)*:

LVIP American Balanced Allocation Fund Standard Class

LVIP American Balanced Allocation Fund Service Class

LVIP American Century VP Mid Cap Value Managed Volatility Fund Standard Class**

LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class

LVIP American Global Balanced Allocation Managed Risk Fund Standard Class

LVIP American Global Balanced Allocation Managed Risk Fund Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP American Global Growth Allocation Managed Risk Fund Standard Class

LVIP American Global Growth Allocation Managed Risk Fund Service Class

LVIP American Global Growth Fund Service Class II

LVIP American Global Small Capitalization Fund Service Class II

LVIP American Growth Allocation Fund Standard Class

LVIP American Growth Allocation Fund Service Class

LVIP American Growth Fund Service Class II

LVIP American Growth-Income Fund Service Class II

LVIP American Income Allocation Fund Standard Class

LVIP American International Fund Service Class II

LVIP American Preservation Fund Standard Class

LVIP American Preservation Fund Service Class

LVIP AQR Enhanced Global Strategies Fund Standard Class

LVIP AQR Enhanced Global Strategies Fund Service Class

LVIP Baron Growth Opportunities Fund Standard Class

LVIP Baron Growth Opportunities Fund Service Class

LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class

LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class

LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class

LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class

LVIP BlackRock Inflation Protected Bond Fund Standard Class

LVIP BlackRock Inflation Protected Bond Fund Service Class

LVIP BlackRock Multi-Asset Income Fund Standard Class

LVIP BlackRock Multi-Asset Income Fund Service Class

LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class

LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class

LVIP Clarion Global Real Estate Fund Standard Class

LVIP Clarion Global Real Estate Fund Service Class

LVIP ClearBridge Large Cap Managed Volatility Fund Service Class

LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class

LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class

LVIP Delaware Bond Fund Standard Class

LVIP Delaware Bond Fund Service Class

LVIP Delaware Diversified Floating Rate Fund Standard Class

LVIP Delaware Diversified Floating Rate Fund Service Class

LVIP Delaware Foundation Aggressive Allocation Fund Standard Class

LVIP Delaware Foundation Aggressive Allocation Fund Service Class

LVIP Delaware Foundation Conservative Allocation Fund Standard Class**

LVIP Delaware Foundation Conservative Allocation Fund Service Class**

LVIP Delaware Foundation Moderate Allocation Fund Standard Class**

LVIP Delaware Foundation Moderate Allocation Fund Service Class**

LVIP Delaware Social Awareness Fund Standard Class

LVIP Delaware Social Awareness Fund Service Class

LVIP Delaware Special Opportunities Fund Standard Class**

LVIP Delaware Special Opportunities Fund Service Class

LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class

LVIP Dimensional International Core Equity Managed Volatility Fund Service Class

LVIP Dimensional International Core Equity Fund Standard Class

LVIP Dimensional International Core Equity Fund Service Class

LVIP Dimensional U.S. Core Equity 1 Fund Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund Service Class

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class

LVIP Dimensional U.S. Core Equity 2 Fund Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund Service Class

LVIP Dimensional/Vanguard Total Bond Fund Standard Class

LVIP Dimensional/Vanguard Total Bond Fund Service Class

LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class

LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class**

LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class

LVIP Global Conservative Allocation Managed Risk Fund Standard Class

LVIP Global Conservative Allocation Managed Risk Fund Service Class

LVIP Global Growth Allocation Managed Risk Fund Standard Class

LVIP Global Growth Allocation Managed Risk Fund Service Class

LVIP Global Income Fund Standard Class

LVIP Global Income Fund Service Class

LVIP Global Moderate Allocation Managed Risk Fund Standard Class

LVIP Global Moderate Allocation Managed Risk Fund Service Class

LVIP Goldman Sachs Income Builder Fund Standard Class

LVIP Goldman Sachs Income Builder Fund Service Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class**

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class

LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class

LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class

LVIP Ivy Mid Cap Growth Managed Volatility Fund Standard Class**

LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class

LVIP JPMorgan High Yield Fund Standard Class

LVIP JPMorgan High Yield Fund Service Class

LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class

LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class

LVIP Managed Risk Profile 2010 Fund Service Class

LVIP Managed Risk Profile 2020 Fund Service Class

LVIP Managed Risk Profile 2030 Fund Service Class

LVIP Managed Risk Profile 2040 Fund Service Class

LVIP MFS International Growth Fund Standard Class

LVIP MFS International Growth Fund Service Class

LVIP MFS International Growth Managed Volatility Fund Standard Class**

LVIP MFS International Growth Managed Volatility Fund Service Class

LVIP MFS Value Fund Standard Class

LVIP MFS Value Fund Service Class

LVIP Mondrian International Value Fund Standard Class

LVIP Mondrian International Value Fund Service Class

LVIP Money Market Fund Standard Class

LVIP Money Market Fund Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class**

LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class

LVIP PIMCO Low Duration Bond Fund Standard Class

LVIP PIMCO Low Duration Bond Fund Service Class

LVIP SSgA Bond Index Fund Standard Class

LVIP SSgA Bond Index Fund Service Class

LVIP SSgA Conservative Index Allocation Fund Standard Class**

LVIP SSgA Conservative Index Allocation Fund Service Class

LVIP SSgA Conservative Structured Allocation Fund Standard Class

LVIP SSgA Conservative Structured Allocation Fund Service Class

LVIP SSgA Developed International 150 Fund Standard Class

LVIP SSgA Developed International 150 Fund Service Class

LVIP SSgA Emerging Markets 100 Fund Standard Class

LVIP SSgA Emerging Markets 100 Fund Service Class

LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class

LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class

LVIP SSgA International Index Fund Standard Class

LVIP SSgA International Index Fund Service Class

LVIP SSgA International Managed Volatility Fund Standard Class**

LVIP SSgA International Managed Volatility Fund Service Class

LVIP SSgA Large Cap 100 Fund Standard Class

LVIP SSgA Large Cap 100 Fund Service Class

LVIP SSgA Large Cap Managed Volatility Fund Standard Class

LVIP SSgA Large Cap Managed Volatility Fund Service Class

LVIP SSgA Moderate Index Allocation Fund Standard Class**

LVIP SSgA Moderate Index Allocation Fund Service Class

LVIP SSgA Moderate Structured Allocation Fund Standard Class

LVIP SSgA Moderate Structured Allocation Fund Service Class

LVIP SSgA Moderately Aggressive Index Allocation Fund Standard Class**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class

LVIP SSgA Moderately Aggressive Structured Allocation Fund Standard Class**

LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class

LVIP SSgA S&P 500 Index Fund Standard Class

LVIP SSgA S&P 500 Index Fund Service Class

LVIP SSgA Small-Cap Index Fund Standard Class

LVIP SSgA Small-Cap Index Fund Service Class

LVIP SSgA Small-Cap Managed Volatility Fund Standard Class

LVIP SSgA Small-Cap Managed Volatility Fund Service Class

LVIP SSgA Small-Mid Cap 200 Fund Standard Class

LVIP SSgA Small-Mid Cap 200 Fund Service Class

LVIP T. Rowe Price Growth Stock Fund Standard Class

LVIP T. Rowe Price Growth Stock Fund Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class

LVIP Templeton Growth Managed Volatility Fund Standard Class**

LVIP Templeton Growth Managed Volatility Fund Service Class

LVIP U.S. Growth Allocation Managed Risk Fund Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund Service Class

LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class

LVIP UBS Large Cap Growth Managed Volatility Fund Service Class

LVIP Vanguard Domestic Equity ETF Fund Standard Class

LVIP Vanguard Domestic Equity ETF Fund Service Class

LVIP Vanguard International Equity ETF Fund Standard Class

LVIP Vanguard International Equity ETF Fund Service Class

LVIP VIP Contrafund Managed Volatility Portfolio Standard Class

LVIP VIP Contrafund Managed Volatility Portfolio Service Class

LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class

LVIP VIP Mid Cap Managed Volatility Portfolio Service Class

LVIP Wellington Capital Growth Fund Standard Class**

LVIP Wellington Capital Growth Fund Service Class

LVIP Wellington Mid-Cap Value Fund Standard Class**

LVIP Wellington Mid-Cap Value Fund Service Class

Lord Abbett Securities Trust (Lord Abbett):

Lord Abbett Series Fund Bond Debenture Portfolio Class VC

Lord Abbett Series Fund Developing Growth Portfolio Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio Class VC

Lord Abbett Series Fund Short Duration Income Portfolio Class VC

MFS Variable Insurance Trust (MFS VIT):

MFS VIT Growth Series Initial Class

MFS VIT Growth Series Service Class

MFS VIT Total Return Series Initial Class

MFS VIT Total Return Series Service Class

MFS VIT Utilities Series Initial Class

MFS VIT Utilities Series Service Class

MFS Variable Insurance Trust II (MFS VIT II):

MFS VIT II Core Equity Portfolio Service Class

MFS VIT II International Value Series Initial Class

MFS VIT II International Value Series Service Class

Morgan Stanley Universal Institutional Funds (Morgan Stanley UIF):

Morgan Stanley UIF Capital Growth Portfolio Class II

Neuberger Berman Advisers Management Trust (NB AMT):

NB AMT Mid Cap Growth Portfolio I Class**

NB AMT Mid Cap Intrinsic Value Portfolio I Class

Oppenheimer Variable Account Funds (Oppenheimer):

Oppenheimer Global Fund/VA Service Shares

Oppenheimer International Growth Fund/VA Non-Service Shares

Oppenheimer International Growth Fund/VA Service Shares

Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares

Oppenheimer Main Street Small Cap Fund/VA Service Shares

PIMCO Variable Insurance Trust (PIMCO VIT):

PIMCO VIT All Asset All Authority Portfolio Advisor Class

PIMCO VIT All Asset All Authority Portfolio Institutional Class

PIMCO VIT CommodityRealReturn Strategy Portfolio Administrative Class**

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class

PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

PIMCO VIT Emerging Markets Bond Portfolio Institutional Class

PIMCO VIT Unconstrained Bond Portfolio Advisor Class

PIMCO VIT Unconstrained Bond Portfolio Institutional Class

Putnam Variable Trust (Putnam VT):

Putnam VT Absolute Return 500 Fund Class IA

Putnam VT Absolute Return 500 Fund Class IB

Putnam VT Global Health Care Fund Class IA

Putnam VT Global Health Care Fund Class IB

Putnam VT Growth & Income Fund Class IB

Putnam VT Income Fund Class IA**

Putnam VT Income Fund Class IB

SEI Insurance Products Trust (SIPT):

SIPT VP Market Growth Strategy Fund Class II**

SIPT VP Market Growth Strategy Fund Class III

SIPT VP Market Plus Strategy Fund Class II**

SIPT VP Market Plus Strategy Fund Class III

Transparent Value Trust:

Transparent Value Directional Allocation VI Portfolio Class I

Transparent Value Directional Allocation VI Portfolio Class II

The Universal Institutional Funds, Inc. (UIF):

UIF Global Infrastructure Portfolio Class I

UIF Global Infrastructure Portfolio Class II

Van Eck VIP Trust:

Van Eck VIP Global Hard Assets Fund Class S

Van Eck VIP Global Hard Assets Fund Initial Class

Virtus Variable Insurance Trust (Virtus VIT):

Virtus VIT Multi-Sector Fixed Income Series Class A

Virtus VIT Multi-Sector Fixed Income Series Class I

Virtus VIT Equity Trends Series Class A

Virtus VIT Equity Trends Series Class I**

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2015

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2015. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2015-07, "Fair Value Measurement (Topic 820) - Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)." ASU No. 2015-07 requires that investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) under "Fair Value Measurements and Disclosures" (Topic 820) be excluded from the fair value hierarchy. ASU No. 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. ASU No. 2015-07 is required to be applied retrospectively to all periods presented beginning in the period of adoption. The Variable Account early adopted ASU No. 2015-07 and adoption did not affect the Variable Account's financial condition, results of operations, or cash flows. In accordance with ASU No. 2015-07, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASU 2013-08, Amendments to the Scope, Measurement, and Disclosure Requirements (Topic 946, Investment Companies) provides accounting guidance for assessing whether an entity is an investment company; considering the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946. The adoption of this ASU did not have an effect on our financial condition and results of operations.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable

Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Investment Fund Changes: During 2014, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2014, the 2014 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2014:

Alps|Alerian Energy Infrastructure Portfolio Class I	LVIP American Century VP Mid Cap Value RPM Fund Service Class
Alps|Alerian Energy Infrastructure Portfolio Class III	LVIP American Growth Allocation Fund Service Class
Alps|Stadion Tactical Defensive Portfolio Class I	LVIP AQR Enhanced Global Strategies Fund Standard Class
Alps|Stadion Tactical Defensive Portfolio Class III	LVIP AQR Enhanced Global Strategies Fund Service Class
American Funds Asset Allocation Fund Class 4	LVIP BlackRock Multi-Asset Income Fund Standard Class
American Funds Blue Chip Income and Growth Fund Class 4	LVIP BlackRock Multi-Asset Income Fund Service Class
American Funds Capital Income Builder Fund Class 1	LVIP ClearBridge Variable Appreciation RPM Fund Standard Class
American Funds Capital Income Builder Fund Class 4	LVIP ClearBridge Variable Appreciation RPM Fund Service Class
American Funds Global Growth Fund Class 4	LVIP Franklin Mutual Shares RPM Fund Standard Class
American Funds Global Small Capitalization Fund Class 4	LVIP Franklin Mutual Shares RPM Fund Service Class
American Funds Growth Fund Class 4	LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class
American Funds Growth-Income Fund Class 4	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
American Funds International Fund Class 4	LVIP Goldman Sachs Income Builder Fund Standard Class
American Funds Mortgage Fund Class 4	LVIP Goldman Sachs Income Builder Fund Service Class
American Funds New World Fund Class 4	LVIP Invesco Diversified Equity Income RPM Fund Standard Class
ClearBridge Variable Aggressive Growth Portfolio Class I	LVIP Invesco Diversified Equity Income RPM Fund Service Class
ClearBridge Variable Aggressive Growth Portfolio Class II	LVIP Invesco V.I. Comstock RPM Fund Standard Class
ClearBridge Variable Mid Cap Core Portfolio Class I	LVIP Invesco V.I. Comstock RPM Fund Service Class
ClearBridge Variable Mid Cap Core Portfolio Class II	LVIP Managed Risk American Balanced Allocation Fund Service Class
Eaton Vance VT Floating-Rate Income Fund Initial Class	LVIP Managed Risk American Growth Allocation Fund Service Class
Eaton Vance VT Floating-Rate Income Fund Advisor Class	LVIP Multi-Manager Global Equity RPM Fund Standard Class
First Trust Multi Income Allocation Portfolio Class I	LVIP Multi-Manager Global Equity RPM Fund Service Class
First Trust Multi Income Allocation Portfolio Class II	LVIP PIMCO Low Duration Bond Fund Standard Class
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	LVIP PIMCO Low Duration Bond Fund Service Class
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	LVIP SSgA International RPM Fund Standard Class
Franklin Founding Funds Allocation VIP Fund Class 1	LVIP SSgA International RPM Fund Service Class
Franklin Founding Funds Allocation VIP Fund Class 4	LVIP VIP Mid Cap RPM Portfolio Standard Class
Franklin Income VIP Fund Class 4	LVIP VIP Mid Cap RPM Portfolio Service Class
Franklin Mutual Shares VIP Fund Class 4	Lord Abbett Series Fund Bond Debenture Portfolio Class VC
Franklin Rising Dividends VIP Fund Class 1	Lord Abbett Series Fund Developing Growth Portfolio Class VC
Franklin Rising Dividends VIP Fund Class 4	Lord Abbett Series Fund Short Duration Income Portfolio Class VC
Franklin Small Cap Value VIP Fund Class 1	MFS VIT II International Value Series Initial Class
Franklin Small Cap Value VIP Fund Class 4	MFS VIT II International Value Series Service Class
Franklin Small-Mid Cap Growth VIP Fund Class 4	Oppenheimer International Growth Fund/VA Non-Service Class
Goldman Sachs VIT Money Market Fund Institutional Class	Oppenheimer International Growth Fund/VA Service Class
Goldman Sachs VIT Money Market Fund Service Class	Oppenheimer Main Street Small Cap Fund/VA Non-Service Class
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	Oppenheimer Main Street Small Cap Fund/VA Service Class
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class	PIMCO VIT All Asset All Authority Portfolio Advisor Class
Goldman Sachs VIT Strategic Income Fund Advisor Class	PIMCO VIT All Asset All Authority Portfolio Institutional Class
Goldman Sachs VIT Strategic Income Fund Institutional Class	PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class
Guggenheim Long Short Equity Fund	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class
Guggenheim Multi-Hedge Strategies Fund	PIMCO VIT Emerging Markets Bond Portfolio Institutional Class
Hartford Capital Appreciation HLS Fund Class IA	PIMCO VIT Unconstrained Bond Portfolio Advisor Class
Hartford Capital Appreciation HLS Fund Class IC	PIMCO VIT Unconstrained Bond Portfolio Institutional Class
Invesco V.I. Balanced-Risk Allocation Fund Series I	Putnam VT Absolute Return 500 Fund Class IA
Invesco V.I. Balanced-Risk Allocation Fund Series II	Putnam VT Absolute Return 500 Fund Class IB
Invesco V.I. Comstock Fund Series I	SIPT VP Market Growth Strategy Fund Class II

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Invesco V.I. Comstock Fund Series II	SIPT VP Market Growth Strategy Fund Class III
Invesco V.I. Diversified Dividend Fund Series I	SIPT VP Market Plus Strategy Fund Class II
Invesco V.I. Diversified Dividend Fund Series II	SIPT VP Market Plus Strategy Fund Class III
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	Templeton Foreign VIP Fund Class 1
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	Templeton Foreign VIP Fund Class 4
Invesco V.I. Equity and Income Fund Series I	Templeton Global Bond VIP Fund Class 1
Invesco V.I. Equity and Income Fund Series II	Templeton Global Bond VIP Fund Class 4
Ivy Funds VIP Asset Strategy Portfolio Class A	Transparent Value Directional Allocation VI Portfolio Class I
Ivy Funds VIP Energy Portfolio Class A	Transparent Value Directional Allocation VI Portfolio Class II
Ivy Funds VIP High Income Portfolio Class A	UIF Global Infrastructure Portfolio Class I
Ivy Funds VIP Micro Cap Growth Portfolio Class A	UIF Global Infrastructure Portfolio Class II
Ivy Funds VIP Mid Cap Growth Portfolio Class A	Van Eck VIP Global Hard Assets Fund Class S
Ivy Funds VIP Science and Technology Portfolio Class A	Van Eck VIP Global Hard Assets Fund Initial Class
JPMIT Intrepid Mid Cap Portfolio Class 1	Virtus VIT Multi-Sector Fixed Income Series Class A
JPMIT Intrepid Mid Cap Portfolio Class 2	Virtus VIT Multi-Sector Fixed Income Series Class I
LVIP American Balanced Allocation Fund Service Class	Virtus VIT Equity Trends Series Class A
LVIP American Century VP Mid Cap Value RPM Fund Standard Class	Virtus VIT Equity Trends Series Class I

Also during 2014, the following funds changed their names:

Previous Fund Name	New Fund Name
FTVIPT Franklin Income Securities Fund Class 1	Franklin Income VIP Fund Class 1
FTVIPT Franklin Income Securities Fund Class 2	Franklin Income VIP Fund Class 2
FTVIPT Franklin Small-Mid Cap Growth Securities Fund Class 1	Franklin Small-Mid Cap Growth VIP Fund Class 1
FTVIPT Franklin Small-Mid Cap Growth Securities Fund Class 2	Franklin Small-Mid Cap Growth VIP Fund Class 2
FTVIPT Mutual Shares Securities Fund Class 1	Franklin Mutual Shares VIP Fund Class 1
FTVIPT Mutual Shares Securities Fund Class 2	Franklin Mutual Shares VIP Fund Class 2
FTVIPT Templeton Global Bond Securities Fund Class 2	Templeton Global Bond VIP Fund Class 2
FTVIPT Templeton Growth Securities Fund Class 2	Templeton Growth VIP Fund Class 2

Also during 2014, the DWS Variable Series II (DWS) family of funds changed its name to the Deutsche Variable Series II (Deutsche) and the DWS Investments VIT Funds (DWS) family of funds changed its name to Deutsche Investments VIT Funds (Deutsche).

During 2014, the Huntington VA Balanced Fund ceased to be available as an investment option to Variable Account Contract owners.

During 2015, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2015, the 2015 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2015:

Alps|Red Rocks Listed Private Property Equity Portfolio Class I	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class
Alps|Stadion Tactical Growth Portfolio Class I	LVIP ClearBridge Large Cap Managed Volatility Fund Service Class
Alps|Stadion Tactical Growth Portfolio Class III	LVIP Dimensional International Core Equity Fund Standard Class
BlackRock iShares Alternative Strategies V.I. Fund Class I	LVIP Dimensional International Core Equity Fund Service Class
BlackRock iShares Alternative Strategies V.I. Fund Class III	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
Fidelity VIP Strategic Income Portfolio Initial Class	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
Fidelity VIP Strategic Income Portfolio Service Class 2	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
First Trust Dorsey Wright Tactical Core Portfolio Class I	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
JPMIT Global Allocation Portfolio Class 1	Putnam VT Global Health Care Fund Class IA
JPMIT Global Allocation Portfolio Class 2	Putnam VT Income Fund Class IA
JPMIT Income Builder Portfolio Class 1	Putnam VT Income Fund Class IB
JPMIT Income Builder Portfolio Class 2

Also during 2015, the following funds changed their names:

Previous Fund Name	New Fund Name
ABVPSF Global Thematic Growth Portfolio Class A	AB VPS Global Thematic Growth Portfolio Class A
ABVPSF Global Thematic Growth Portfolio Class B	AB VPS Global Thematic Growth Portfolio Class B
ABVPSF Growth and Income Portfolio Class A	AB VPS Growth and Income Portfolio Class A
ABVPSF Growth and Income Portfolio Class B	AB VPS Growth and Income Portfolio Class B
ABVPSF International Value Portfolio Class A	AB VPS International Value Portfolio Class A

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
ABVPSF International Value Portfolio Class B	AB VPS International Value Portfolio Class B
ABVPSF Large Cap Growth Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B
ABVPSF Small/Mid Cap Value Portfolio Class A	AB VPS Small/Mid Cap Value Portfolio Class A
ABVPSF Small/Mid Cap Value Portfolio Class B	AB VPS Small/Mid Cap Value Portfolio Class B
LVIP American Century VP Mid Cap Value RPM Fund Standard Class	LVIP American Century VP Mid Cap Value Managed Volatility Fund Standard Class
LVIP American Century VP Mid Cap Value RPM Fund Service Class	LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class
LVIP Managed Risk American Balanced Allocation Fund Standard Class	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
LVIP Managed Risk American Balanced Allocation Fund Service Class	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
LVIP Managed Risk American Growth Allocation Fund Standard Class	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
LVIP Managed Risk American Growth Allocation Fund Service Class	LVIP American Global Growth Allocation Managed Risk Fund Service Class
LVIP BlackRock Emerging Markets RPM Fund Standard Class	LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class
LVIP BlackRock Emerging Markets RPM Fund Service Class	LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class
LVIP BlackRock Equity Dividend RPM Fund Standard Class	LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class
LVIP BlackRock Equity Dividend RPM Fund Service Class	LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class
LVIP BlackRock Global Allocation V.I. RPM Fund Standard Class	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class
LVIP BlackRock Global Allocation V.I. RPM Fund Service Class	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class
LVIP ClearBridge Variable Appreciation RPM Fund Standard Class	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class
LVIP ClearBridge Variable Appreciation RPM Fund Service Class	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class
LVIP Dimensional Non-U.S. Equity RPM Fund Standard Class	LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class
LVIP Dimensional Non-U.S. Equity RPM Fund Service Class	LVIP Dimensional International Core Equity Managed Volatility Fund Service Class
LVIP Delaware Growth and Income Fund Standard Class	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
LVIP Delaware Growth and Income Fund Service Class	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
LVIP Dimensional U.S. Equity RPM Fund Standard Class	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class
LVIP Dimensional U.S. Equity RPM Fund Service Class	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class
LVIP Franklin Mutual Shares RPM Fund Standard Class	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class
LVIP Franklin Mutual Shares RPM Fund Service Class	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class
LVIP Managed Risk Profile Conservative Fund Standard Class	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Conservative Fund Service Class	LVIP Global Conservative Allocation Managed Risk Fund Service Class
LVIP Managed Risk Profile Growth Fund Standard Class	LVIP Global Growth Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Growth Fund Service Class	LVIP Global Growth Allocation Managed Risk Fund Service Class
LVIP Managed Risk Profile Moderate Fund Standard Class	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Moderate Fund Service Class	LVIP Global Moderate Allocation Managed Risk Fund Service Class
LVIP Invesco Diversified Equity Income RPM Fund Standard Class	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class
LVIP Invesco Diversified Equity Income RPM Fund Service Class	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class
LVIP Invesco V.I. Comstock RPM Fund Standard Class	LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class
LVIP Invesco V.I. Comstock RPM Fund Service Class	LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class
LVIP Columbia Small-Mid Cap Growth RPM Fund Standard Class	LVIP Ivy Mid Cap Growth Managed Volatility Fund Standard Class
LVIP Columbia Small-Mid Cap Growth RPM Fund Service Class	LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class
LVIP JPMorgan Mid Cap Value RPM Fund Standard Class	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class
LVIP JPMorgan Mid Cap Value RPM Fund Service Class	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class
LVIP MFS International Growth RPM Fund Standard Class	LVIP MFS International Growth Managed Volatility Fund Standard Class
LVIP MFS International Growth RPM Fund Service Class	LVIP MFS International Growth Managed Volatility Fund Service Class
LVIP Multi-Manager Global Equity RPM Fund Standard Class	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
LVIP Multi-Manager Global Equity RPM Fund Service Class	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
LVIP SSgA Global Tactical Allocation RPM Fund Standard Class	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class
LVIP SSgA Global Tactical Allocation RPM Fund Service Class	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class
LVIP SSgA International RPM Fund Standard Class	LVIP SSgA International Managed Volatility Fund Standard Class
LVIP SSgA International RPM Fund Service Class	LVIP SSgA International Managed Volatility Fund Service Class
LVIP SSgA Large Cap RPM Fund Standard Class	LVIP SSgA Large Cap Managed Volatility Fund Standard Class
LVIP SSgA Large Cap RPM Fund Service Class	LVIP SSgA Large Cap Managed Volatility Fund Service Class
LVIP SSgA Small-Cap RPM Fund Standard Class	LVIP SSgA Small-Cap Managed Volatility Fund Standard Class
LVIP SSgA Small-Cap RPM Fund Service Class	LVIP SSgA Small-Cap Managed Volatility Fund Service Class
LVIP Templeton Growth RPM Fund Standard Class	LVIP Templeton Growth Managed Volatility Fund Standard Class
LVIP Templeton Growth RPM Fund Service Class	LVIP Templeton Growth Managed Volatility Fund Service Class
LVIP UBS Large Cap Growth RPM Fund Standard Class	LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class
LVIP UBS Large Cap Growth RPM Fund Service Class	LVIP UBS Large Cap Growth Managed Volatility Fund Service Class
LVIP VIP Contrafund RPM Portfolio Standard Class	LVIP VIP Contrafund Managed Volatility Portfolio Standard Class
LVIP VIP Contrafund RPM Portfolio Service Class	LVIP VIP Contrafund Managed Volatility Portfolio Service Class
LVIP VIP Mid Cap RPM Portfolio Standard Class	LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class
LVIP VIP Mid Cap RPM Portfolio Service Class	LVIP VIP Mid Cap Managed Volatility Portfolio Service Class
LVIP Capital Growth Fund Standard Class	LVIP Wellington Capital Growth Fund Standard Class
LVIP Capital Growth Fund Service Class	LVIP Wellington Capital Growth Fund Service Class
LVIP Mid-Cap Value Fund Standard Class	LVIP Wellington Mid-Cap Value Fund Standard Class
LVIP Mid-Cap Value Fund Service Class	LVIP Wellington Mid-Cap Value Fund Service Class
Virtus VIT Premium AlphaSector Series Class A	Virtus VIT Equity Trend Series Class A
Virtus VIT Premium AlphaSector Series Class I	Virtus VIT Equity Trend Series Class I

Also during 2015, the MFS VIT Core Equity Series Service Class merged into the MFS VIT II Core Equity Portfolio Service Class.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the eighteen contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0073973% (1.40% to 2.70% on an annual basis).

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis).

•  Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis).

•  Lincoln ChoicePlus II at a daily rate of .0035616% to .0073973% (1.30% to 2.70% on an annual basis).

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis).

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis).

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0072603% (1.10% to 2.65% on an annual basis).

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis).

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0083562% (1.40% to 3.05% on an annual basis).

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0086301% (1.40% to 3.15% on an annual basis).

•  Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0069863% (1.00% to 2.55% on an annual basis).

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (0.80% to 2.35% on an annual basis).

•  Lincoln Investment Solutions at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis).

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln Investor Advantage B-Share at a daily rate of .0026027% to .0041096% (0.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C-Share at a daily rate of .0026027% to .0045205% (0.95% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (0.15% to 0.70% on an annual basis).

•  Lincoln Investor Advantage RIA at a daily rate of .0006849% to .0021918% (0.25% to 0.80% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

During May, 2013, the fund replacements listed below occurred in certain products. The replacement funds have higher fund expenses than the funds they replaced, so the Company enacted a mortality and expense guarantee (M&E) reduction to ensure that overall fund expenses were the same after the replacement. The M&E reduction will last for a period of at least two years. The fund replacements were as follows:

Previous Fund Name	Replacement Fund Name	M&E Reduction
ABVPSF International Value Class B Portfolio	LVIP Mondrian International Value Service Class Fund	0.02%
American Century VP Inflation Protection Class II Fund	LVIP BlackRock Inflation Protected Bond Service Class Fund	0.06%

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2015 and 2014 were $401,546,872 and $342,291,315, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2015 and 2014, sales charges amounted to $2,604,231 and $4,574,969, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2015, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio Class B
	2015		0.65%	2.95%	$4.90	$19.25	2,488,790	$29,135,815	-0.34%	1.98%	0.00%
	2014		0.65%	2.95%	4.86	19.11	2,705,522	28,692,905	1.76%	4.13%	0.00%
	2013		0.65%	2.95%	4.72	18.57	3,028,771	30,284,841	19.36%	22.13%	0.02%
	2012		0.65%	2.95%	3.91	15.39	2,753,447	24,004,879	9.95%	12.51%	0.00%
	2011		0.65%	2.95%	3.51	13.84	2,984,851	22,863,398	-25.57%	-23.91%	0.34%
AB VPS Growth and Income Portfolio Class B
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.11%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.48%
	2012		0.65%	3.15%	9.81	16.81	11,502,329	150,854,074	13.84%	16.49%	1.33%
	2011		0.65%	2.95%	8.60	14.60	12,608,426	144,047,406	3.09%	5.38%	1.10%
AB VPS International Value Portfolio Class B
	2015		1.55%	1.90%	7.45	7.71	666	5,045	0.47%	0.82%	1.70%
	2014		1.55%	1.90%	7.41	7.64	678	5,099	-8.21%	-7.88%	3.17%
	2013		1.30%	1.30%	8.45	8.45	15	128	21.14%	21.14%	2.73%
	2012		0.65%	3.20%	6.05	10.98	28,812,602	197,847,060	10.60%	13.45%	1.39%
	2011		0.65%	3.20%	5.66	9.26	30,051,265	182,677,468	-21.75%	-19.96%	4.21%
AB VPS Large Cap Growth Portfolio Class B
	2015		1.30%	2.80%	10.27	24.37	772,531	10,319,207	7.79%	9.42%	0.00%
	2014		1.30%	2.80%	9.44	22.27	848,639	10,433,388	10.70%	12.37%	0.00%
	2013		1.30%	2.80%	8.44	19.82	909,766	10,154,434	33.22%	35.23%	0.00%
	2012		1.30%	2.80%	6.27	14.65	1,054,995	8,789,778	13.10%	14.72%	0.03%
	2011		1.30%	2.65%	5.50	12.77	1,335,065	9,727,179	-5.80%	-4.52%	0.09%
AB VPS Small/Mid Cap Value Portfolio Class A
	2015		0.40%	0.40%	9.87	9.87	7,880	77,770	-5.86%	-5.86%	0.80%
	2014	7/24/14	0.40%	0.80%	10.46	10.48	5,516	57,825	1.02%	1.76%	0.31%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Small/Mid Cap Value Portfolio Class B
	2015		0.30%	3.20%	$14.11	$33.70	6,850,862	$167,462,421	-8.67%	-6.26%	0.51%
	2014		0.60%	3.20%	15.45	36.24	7,291,406	194,269,675	5.51%	8.24%	0.46%
	2013		0.65%	3.20%	14.64	33.83	8,139,879	205,119,410	33.30%	36.74%	0.44%
	2012		0.65%	3.20%	11.00	25.04	7,832,184	143,146,719	14.80%	17.70%	0.29%
	2011		0.65%	3.15%	10.09	21.53	8,277,391	131,094,788	-11.19%	-9.21%	0.25%
Alps|Alerian Energy Infrastructure Portfolio Class I
	2015		0.40%	0.80%	6.42	6.42	28,281	181,504	-37.96%	-37.96%	0.85%
	2014	7/24/14	0.40%	0.40%	10.35	10.35	11,325	117,205	-6.09%	-6.09%	0.92%
Alps|Alerian Energy Infrastructure Portfolio Class III
	2015		0.30%	1.65%	6.25	6.39	379,465	2,388,413	-38.94%	-38.11%	0.93%
	2014	7/2/14	0.30%	1.65%	10.23	10.32	187,200	1,921,367	-6.49%	-0.84%	0.21%
Alps|Red Rocks Listed Private Property Equity Portfolio Class III
	2015	5/26/15	0.30%	1.65%	9.15	9.23	373,631	3,424,521	-10.07%	-8.81%	0.16%
Alps|Stadion Tactical Defensive Portfolio Class I
	2015		0.40%	0.40%	9.54	9.54	870	8,312	-9.71%	-9.71%	0.20%
	2014	12/26/14	0.40%	0.40%	10.57	10.57	7,749	81,904	-1.30%	-1.30%	0.00%
Alps|Stadion Tactical Defensive Portfolio Class III
	2015		1.10%	1.65%	9.32	9.43	566,375	5,324,167	-10.83%	-10.34%	0.12%
	2014	7/17/14	1.10%	1.65%	10.46	10.51	72,836	764,872	-0.67%	2.46%	0.00%
Alps|Stadion Tactical Growth Portfolio Class III
	2015	5/27/15	0.30%	1.65%	9.41	9.49	145,628	1,373,696	-6.37%	-2.92%	0.00%
American Century VP Inflation Protection Fund Class II
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.34%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.66%
	2012		0.65%	3.15%	11.15	14.52	34,203,692	473,044,643	4.06%	6.69%	2.41%
	2011		0.65%	3.15%	11.72	13.70	36,648,252	480,337,366	8.61%	11.02%	4.01%
American Funds Asset Allocation Fund Class 1
	2015		0.40%	1.95%	10.52	14.53	284,659	3,379,682	-0.32%	1.24%	2.84%
	2014		0.40%	1.95%	13.69	14.22	81,493	1,083,366	3.62%	4.72%	1.91%
	2013	5/28/13	0.90%	1.95%	13.21	13.58	44,228	597,313	8.28%	8.96%	1.64%
American Funds Asset Allocation Fund Class 4
	2015		0.30%	1.65%	10.22	10.45	4,522,223	46,560,007	-0.51%	0.84%	3.01%
	2014	7/11/14	0.30%	1.65%	10.28	10.37	488,562	5,036,627	0.73%	2.37%	2.97%
American Funds Blue Chip Income and Growth Fund Class 1
	2015		0.40%	1.90%	10.65	15.77	183,536	2,465,234	-4.55%	-3.11%	2.26%
	2014		0.40%	1.90%	15.55	16.30	168,673	2,328,817	13.51%	15.00%	4.84%
	2013		0.60%	1.90%	13.70	14.18	69,801	971,653	30.75%	32.46%	2.55%
	2012	3/1/12	0.60%	1.90%	10.48	10.70	51,725	545,963	1.54%	8.47%	2.91%
American Funds Blue Chip Income and Growth Fund Class 4
	2015		0.30%	1.65%	10.36	10.59	952,751	9,935,928	-4.79%	-3.50%	2.57%
	2014	6/27/14	0.30%	1.65%	10.88	10.97	270,432	2,949,193	-0.94%	7.83%	6.32%
American Funds Bond Fund Class 1
	2015		0.60%	1.90%	10.43	11.08	219,347	2,408,720	-1.44%	-0.16%	2.03%
	2014		0.60%	1.90%	10.59	11.10	184,166	2,028,548	3.60%	4.95%	2.53%
	2013		0.60%	1.90%	10.27	10.57	78,093	818,840	-3.54%	-2.47%	4.51%
	2012	5/31/12	0.60%	1.70%	10.65	10.84	9,154	97,818	0.67%	2.23%	3.29%
American Funds Capital Income Builder Fund Class 1
	2015		0.40%	1.70%	9.75	9.78	36,108	352,892	-1.82%	-1.62%	3.01%
	2014	8/13/14	0.40%	0.60%	9.93	9.95	11,785	117,203	-0.92%	-0.63%	1.21%
American Funds Capital Income Builder Fund Class 4
	2015		0.30%	1.65%	9.50	9.71	1,345,855	12,866,136	-3.40%	-2.09%	2.72%
	2014	7/11/14	0.30%	1.65%	9.83	9.92	331,104	3,264,170	-2.81%	2.10%	1.46%
American Funds Global Balanced Fund Class 1
	2015		0.60%	1.70%	11.47	12.07	26,192	314,361	-2.36%	-1.28%	1.25%
	2014		0.60%	1.70%	11.75	12.22	28,351	344,386	0.15%	1.26%	1.55%
	2013		0.60%	1.70%	12.06	12.07	19,898	236,081	11.84%	11.89%	3.54%
	2012	5/31/12	0.60%	0.65%	10.78	10.79	2,753	29,698	10.94%	12.34%	2.52%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Bond Fund Class 1
	2015		0.60%	2.15%	$9.32	$10.02	180,752	$1,783,495	-5.79%	-4.32%	0.09%
	2014		0.60%	2.15%	9.90	10.47	159,471	1,649,036	-0.45%	1.10%	1.84%
	2013		0.60%	2.15%	10.06	10.35	107,161	1,097,950	-4.05%	-2.99%	0.00%
	2012	3/26/12	0.60%	1.70%	10.48	10.67	27,264	289,169	-0.10%	3.57%	4.08%
American Funds Global Discovery Fund Class 1
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.49%
	2012	7/18/12	0.65%	0.65%	10.54	10.54	2,542	26,800	8.58%	8.58%	1.04%
American Funds Global Growth Fund Class 1
	2015		0.40%	1.90%	11.00	22.20	103,598	1,966,526	5.22%	6.81%	1.54%
	2014		0.40%	1.90%	16.32	20.76	53,456	929,867	0.84%	1.85%	1.74%
	2013		0.65%	1.65%	20.38	20.38	9,962	180,670	28.67%	28.67%	2.64%
	2012	12/17/12	0.65%	0.65%	15.84	15.84	477	7,558	0.77%	0.77%	0.61%
American Funds Global Growth Fund Class 2
	2015		0.65%	3.15%	13.90	23.87	14,297,446	299,327,181	3.62%	6.24%	1.01%
	2014		0.65%	3.15%	13.41	22.62	15,062,955	300,070,833	-0.86%	1.65%	1.13%
	2013		0.65%	3.15%	13.53	22.40	16,531,915	328,814,702	25.17%	28.34%	1.22%
	2012		0.65%	3.15%	10.81	17.56	18,726,406	294,366,132	18.76%	21.77%	0.88%
	2011		0.65%	3.15%	9.76	14.52	21,166,368	277,693,041	-11.45%	-9.48%	1.29%
American Funds Global Growth Fund Class 4
	2015		0.30%	1.65%	10.75	11.00	1,199,771	12,998,542	4.94%	6.37%	1.81%
	2014	7/7/14	0.30%	1.65%	10.25	10.34	166,172	1,707,623	-2.09%	6.92%	1.88%
American Funds Global Growth and Income Fund Class 1
	2015		0.60%	1.90%	12.79	13.58	61,907	828,333	-3.00%	-1.73%	2.46%
	2014		0.60%	1.90%	13.18	13.82	39,804	541,529	4.00%	5.36%	4.40%
	2013	5/31/13	0.60%	1.90%	12.68	13.12	13,187	169,168	3.15%	11.86%	7.06%
American Funds Global Small Capitalization Fund Class 1
	2015		0.40%	1.90%	10.18	20.22	43,539	713,056	-1.39%	0.10%	0.00%
	2014		0.40%	1.90%	12.12	20.24	38,850	647,274	0.43%	1.74%	0.56%
	2013	3/18/13	0.60%	1.90%	12.07	19.90	9,572	171,321	3.23%	18.71%	0.36%
American Funds Global Small Capitalization Fund Class 2
	2015		0.60%	3.15%	11.07	33.54	22,851,469	407,238,808	-2.84%	-0.38%	0.00%
	2014		0.65%	3.15%	11.39	34.07	24,595,417	444,106,901	-1.04%	1.46%	0.12%
	2013		0.65%	3.15%	11.51	33.99	25,652,712	468,775,881	24.30%	27.45%	0.86%
	2012		0.65%	3.15%	9.26	26.99	28,256,850	412,911,878	14.52%	17.41%	1.34%
	2011		0.65%	3.15%	8.88	23.26	27,803,290	361,902,049	-21.42%	-19.67%	1.32%
American Funds Global Small Capitalization Fund Class 4
	2015		0.30%	1.65%	9.89	9.98	449,566	4,478,298	-1.66%	-1.11%	0.00%
	2014	7/10/14	1.10%	1.65%	10.05	10.09	109,654	1,105,353	-3.11%	0.33%	0.15%
American Funds Growth Fund Class 1
	2015		0.40%	2.15%	11.53	24.75	295,072	5,907,860	4.84%	6.69%	0.88%
	2014		0.40%	2.15%	15.57	23.24	265,323	5,209,877	6.47%	8.14%	1.77%
	2013		0.60%	2.15%	20.43	21.43	95,918	1,854,888	28.24%	29.59%	2.17%
	2012	7/18/12	0.65%	1.70%	15.93	16.54	11,356	181,628	6.66%	8.59%	0.86%
American Funds Growth Fund Class 2
	2015		0.60%	3.20%	14.74	29.19	66,210,229	1,430,702,928	3.49%	6.22%	0.58%
	2014		0.60%	3.20%	14.09	27.83	77,008,391	1,582,205,164	5.09%	7.86%	0.76%
	2013		0.60%	3.20%	13.22	26.12	88,916,417	1,713,280,045	26.01%	29.26%	0.91%
	2012		0.65%	3.20%	10.35	20.46	104,648,159	1,577,540,044	14.24%	17.13%	0.76%
	2011		0.65%	3.15%	8.94	17.67	122,382,686	1,598,331,081	-6.97%	-4.90%	0.60%
American Funds Growth Fund Class 4
	2015		0.30%	1.65%	11.20	11.45	2,619,327	29,556,538	4.84%	6.26%	1.19%
	2014	7/11/14	0.30%	1.65%	10.68	10.78	689,230	7,385,095	1.48%	8.58%	1.88%
American Funds Growth-Income Fund Class 1
	2015		0.40%	1.90%	10.88	23.30	144,584	2,966,116	-0.20%	1.31%	1.56%
	2014		0.40%	1.90%	16.68	23.04	136,191	2,917,443	8.82%	10.24%	1.91%
	2013		0.60%	1.90%	20.84	20.84	42,509	857,590	32.95%	32.95%	4.20%
	2012	12/17/12	0.65%	0.65%	15.68	15.68	480	7,525	0.14%	0.14%	0.87%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth-Income Fund Class 2
	2015		0.60%	3.20%	$13.95	$25.13	97,917,131	$1,864,034,886	-1.74%	0.85%	1.27%
	2014		0.60%	3.20%	14.13	25.23	108,518,744	2,071,195,590	7.15%	9.98%	1.25%
	2013		0.60%	3.20%	13.13	23.23	123,574,320	2,169,089,785	29.30%	32.71%	1.32%
	2012		0.60%	3.20%	10.11	17.73	141,043,265	1,889,206,205	13.84%	16.78%	1.59%
	2011		0.60%	3.15%	8.84	15.37	152,637,821	1,782,292,860	-4.59%	-2.42%	1.54%
American Funds Growth-Income Fund Class 4
	2015		0.30%	1.65%	10.57	10.81	1,933,530	20,582,982	-0.45%	0.91%	2.25%
	2014	7/11/14	0.30%	1.65%	10.62	10.71	429,293	4,572,408	1.70%	7.62%	2.87%
American Funds High-Income Bond Fund Class 1
	2015		0.60%	1.90%	10.11	10.74	84,527	894,088	-8.70%	-7.50%	6.45%
	2014		0.60%	1.90%	11.07	11.61	67,751	777,749	-1.09%	0.20%	7.05%
	2013		0.60%	1.90%	11.19	11.58	30,666	350,547	4.88%	6.26%	9.56%
	2012	3/26/12	0.60%	1.90%	10.67	10.90	15,785	170,366	0.25%	7.13%	15.17%
American Funds International Fund Class 1
	2015		0.40%	1.70%	9.09	15.37	250,441	3,084,558	-5.87%	-4.64%	2.18%
	2014		0.40%	1.70%	15.19	16.15	150,309	2,008,634	-4.05%	-2.99%	2.73%
	2013		0.60%	1.70%	15.83	15.83	28,752	466,616	19.85%	19.85%	2.40%
	2012	8/7/12	1.70%	1.70%	13.21	13.21	12,512	165,249	8.46%	8.46%	1.63%
American Funds International Fund Class 2
	2015		0.65%	3.15%	9.89	24.33	43,059,631	664,730,962	-7.49%	-5.14%	1.49%
	2014		0.65%	3.15%	10.69	25.96	44,124,291	729,574,567	-5.67%	-3.28%	1.38%
	2013		0.65%	3.15%	11.34	27.16	44,360,488	778,437,194	17.86%	20.85%	1.36%
	2012		0.65%	3.15%	9.62	22.75	46,582,914	700,805,428	14.25%	17.14%	1.49%
	2011		0.65%	3.15%	8.52	19.65	46,345,677	622,060,997	-16.39%	-14.52%	1.76%
American Funds International Fund Class 4
	2015		0.30%	1.65%	8.89	9.09	1,206,889	10,804,545	-6.31%	-5.04%	2.06%
	2014	7/8/14	0.30%	1.65%	9.49	9.57	318,221	3,027,225	-6.56%	2.94%	3.02%
American Funds International Growth and Income Fund Class 1
	2015		0.60%	2.15%	10.23	10.99	138,132	1,501,645	-7.35%	-5.91%	2.33%
	2014		0.60%	2.15%	11.05	11.68	132,517	1,533,911	-4.99%	-3.51%	3.51%
	2013	3/18/13	0.60%	2.15%	11.63	12.11	68,436	818,062	2.18%	14.51%	5.76%
American Funds Managed Risk Asset Allocation Fund Class P1
	2015		0.65%	1.70%	12.41	12.41	71,784	889,748	-1.48%	-1.48%	1.89%
	2014		0.65%	0.65%	12.59	12.59	59,551	749,950	2.58%	2.58%	0.31%
	2013	5/20/13	0.65%	0.65%	12.28	12.28	31,059	381,308	7.24%	7.24%	2.06%
American Funds Managed Risk Asset Allocation Fund Class P2
	2015		1.30%	2.80%	11.60	12.06	2,593,237	31,081,934	-3.56%	-2.35%	1.73%
	2014	8/20/14	1.30%	2.55%	12.03	12.35	511,562	6,299,380	-1.32%	3.75%	0.10%
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1
	2015		0.60%	1.70%	10.61	10.92	6,877	73,829	-8.64%	-7.63%	0.56%
	2014		0.60%	1.70%	11.82	11.82	8,638	101,228	7.93%	7.93%	4.48%
	2013	9/9/13	0.60%	0.60%	10.96	10.96	1,111	12,177	9.23%	9.23%	1.52%
American Funds Managed Risk Growth Fund Class P1
	2015		0.60%	0.60%	11.34	11.34	1,886	21,404	0.45%	0.45%	0.00%
	2014		0.60%	1.70%	11.09	11.09	6,172	68,833	0.46%	0.46%	1.05%
	2013	11/14/13	1.70%	1.70%	11.04	11.04	4,637	51,202	3.51%	3.51%	0.65%
American Funds Managed Risk Growth-Income Fund Class P1
	2015		0.65%	1.70%	10.95	11.25	2,157	23,786	-4.90%	-3.90%	0.32%
	2014		0.65%	1.70%	11.71	11.71	2,307	26,676	4.18%	4.18%	2.58%
	2013	12/16/13	0.65%	0.65%	11.24	11.24	558	6,275	3.40%	3.40%	0.98%
American Funds Managed Risk International Fund Class P1
	2015		0.60%	0.65%	9.37	9.37	5,906	55,274	-6.68%	-6.68%	0.01%
	2014	3/10/14	0.60%	0.60%	10.04	10.04	1,359	13,648	-4.08%	-4.08%	1.37%
American Funds Mortgage Fund Class 1
	2015		0.40%	1.90%	10.38	11.00	23,448	250,122	0.16%	1.68%	1.55%
	2014		0.40%	1.90%	10.37	10.85	26,208	276,226	3.56%	4.86%	0.90%
	2013		0.65%	1.90%	10.01	10.34	31,044	314,793	-3.26%	-2.05%	1.29%
	2012	6/22/12	0.65%	1.90%	10.35	10.56	14,108	147,411	-0.50%	0.49%	0.80%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Mortgage Fund Class 4
	2015		0.30%	1.65%	$10.10	$10.19	471,125	$4,794,465	-0.04%	0.51%	3.90%
	2014	7/24/14	1.10%	1.65%	10.10	10.14	5,213	52,828	0.65%	0.94%	1.37%
American Funds New World Fund Class 1
	2015		0.40%	2.15%	8.79	9.86	217,610	2,068,339	-5.02%	-3.34%	0.87%
	2014		0.40%	2.15%	9.67	10.23	165,600	1,645,697	-9.60%	-8.19%	1.59%
	2013		0.60%	2.15%	10.76	11.12	62,079	681,495	9.56%	10.94%	3.86%
	2012	6/22/12	0.65%	1.90%	9.82	10.03	2,740	27,382	15.20%	16.03%	1.74%
American Funds New World Fund Class 4
	2015		0.30%	1.65%	8.60	8.79	1,131,422	9,799,068	-4.96%	-3.66%	0.68%
	2014	6/30/14	0.30%	1.65%	9.05	9.13	229,661	2,083,507	-13.72%	-2.61%	2.44%
American Funds U.S. Government/AAA-Rated Securities Fund Class 1
	2015		0.60%	1.90%	10.32	10.95	11,804	127,303	0.01%	1.32%	1.29%
	2014		0.60%	1.90%	10.31	10.81	17,594	186,388	3.26%	4.61%	1.14%
	2013		0.60%	1.90%	9.99	10.33	26,690	270,577	-4.70%	-3.45%	1.34%
	2012	5/31/12	0.60%	1.90%	10.48	10.70	6,133	64,936	-0.37%	0.30%	1.57%
BlackRock Global Allocation V.I. Fund Class I
	2015		0.40%	1.90%	9.95	15.33	211,287	2,832,358	-2.58%	-1.11%	1.40%
	2014		0.40%	1.90%	11.85	15.53	95,187	1,443,873	0.19%	1.50%	2.77%
	2013		0.60%	1.90%	15.10	15.30	61,891	937,866	13.73%	14.07%	2.74%
	2012	9/4/12	0.60%	0.90%	13.28	13.41	5,032	67,220	-0.04%	3.55%	4.39%
BlackRock Global Allocation V.I. Fund Class III
	2015		0.30%	3.20%	9.93	15.03	86,148,478	1,199,215,935	-4.12%	-1.30%	1.03%
	2014		0.30%	3.20%	11.12	15.29	91,977,049	1,314,829,729	-1.28%	1.27%	2.17%
	2013		0.60%	3.20%	11.26	15.13	97,802,754	1,396,151,367	10.81%	13.73%	1.06%
	2012		0.60%	3.20%	10.16	13.30	99,634,318	1,265,422,400	6.51%	9.31%	1.54%
	2011		0.60%	3.20%	10.23	12.17	88,294,663	1,039,089,031	-6.40%	-4.22%	2.89%
BlackRock iShares Alternative Strategies V.I. Fund Class III
	2015	5/26/15	0.30%	1.65%	9.35	9.44	54,935	515,429	-5.32%	-3.32%	6.31%
ClearBridge Variable Aggressive Growth Portfolio Class I
	2015		0.40%	0.40%	10.98	10.98	17,166	188,486	-2.13%	-2.13%	0.33%
	2014	7/24/14	0.40%	0.40%	11.22	11.22	17,600	197,454	2.42%	2.42%	0.24%
ClearBridge Variable Aggressive Growth Portfolio Class II
	2015		0.30%	1.65%	10.71	10.95	1,645,147	17,765,237	-3.54%	-2.23%	0.11%
	2014	6/27/14	0.30%	1.65%	11.11	11.20	423,885	4,723,066	1.61%	4.95%	0.00%
ClearBridge Variable Mid Cap Core Portfolio Class I
	2015		0.40%	0.65%	10.84	10.84	16,347	176,720	1.89%	1.89%	0.07%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	241	2,559	2.40%	2.40%	0.28%
ClearBridge Variable Mid Cap Core Portfolio Class II
	2015		0.30%	2.80%	10.37	10.81	1,626,343	17,287,110	-0.85%	1.68%	0.05%
	2014	5/19/14	0.30%	3.00%	10.45	10.63	1,357,176	14,307,002	-0.52%	9.15%	0.20%
Delaware VIP Diversified Income Series Standard Class
	2015		0.40%	2.15%	9.98	14.50	249,569	3,257,476	-3.19%	-1.48%	3.00%
	2014		0.40%	2.15%	10.81	14.75	85,063	1,143,589	3.08%	4.69%	1.88%
	2013		0.60%	2.15%	14.05	14.05	43,579	563,170	-1.90%	-1.90%	0.88%
	2012	12/14/12	0.65%	0.65%	14.32	14.32	4,298	61,548	0.06%	0.06%	0.00%
Delaware VIP Diversified Income Series Service Class
	2015		0.30%	3.20%	9.80	16.32	114,243,405	1,691,750,437	-4.45%	-1.64%	2.78%
	2014		0.30%	3.20%	10.25	16.76	110,189,860	1,681,645,917	1.68%	4.36%	1.97%
	2013		0.60%	3.20%	10.08	16.18	96,298,898	1,420,559,454	-4.53%	-2.06%	2.15%
	2012		0.65%	3.20%	10.57	16.62	91,557,117	1,400,398,415	3.56%	6.18%	2.94%
	2011		0.65%	3.15%	10.28	15.76	81,034,287	1,190,826,571	3.12%	5.47%	3.88%
Delaware VIP Emerging Markets Series Standard Class
	2014	9/17/14	0.80%	0.80%	9.06	9.06	347	3,141	-14.13%	-14.13%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP Emerging Markets Series Service Class
	2015		0.60%	3.20%	$6.99	$37.29	18,736,964	$277,740,382	-17.46%	-15.29%	0.59%
	2014		0.60%	3.20%	8.47	44.57	18,418,834	325,412,353	-11.15%	-8.82%	0.41%
	2013		0.60%	3.20%	9.54	49.49	18,654,260	366,304,797	6.40%	9.15%	1.47%
	2012		0.65%	3.20%	8.96	45.89	19,252,075	349,984,488	10.59%	13.45%	0.75%
	2011		0.65%	3.20%	8.67	40.94	18,913,750	308,378,797	-22.25%	-20.52%	1.58%
Delaware VIP High Yield Series Standard Class
	2015		1.40%	2.35%	17.61	24.56	188,579	3,371,137	-8.77%	-7.90%	6.42%
	2014		1.40%	2.35%	19.12	26.78	223,892	4,346,695	-2.60%	-1.67%	6.44%
	2013		1.40%	2.35%	19.44	26.46	259,899	5,122,924	6.68%	7.70%	10.17%
	2012		1.40%	2.35%	18.05	24.75	557,596	10,126,647	15.09%	16.19%	6.04%
	2011		1.40%	2.35%	15.54	21.46	334,426	5,252,890	0.00%	0.96%	7.91%
Delaware VIP High Yield Series Service Class
	2015		0.65%	3.15%	10.37	23.52	7,724,858	141,996,806	-9.76%	-7.48%	6.65%
	2014		0.65%	3.15%	11.49	26.04	9,085,188	183,036,976	-3.62%	-1.18%	6.66%
	2013		0.65%	3.15%	11.92	26.67	10,902,384	224,761,227	5.60%	8.27%	7.38%
	2012		0.65%	3.15%	11.29	24.93	12,959,675	248,978,115	13.72%	16.59%	8.61%
	2011		0.65%	3.15%	12.41	21.64	14,588,017	243,741,485	-0.55%	1.67%	8.92%
Delaware VIP International Value Equity Series Standard Class
	2015		1.40%	1.65%	17.80	19.11	8,520	151,785	-1.16%	-0.91%	1.87%
	2014		1.40%	1.65%	17.97	17.97	8,854	159,204	-9.94%	-9.94%	1.34%
	2013		1.40%	2.15%	19.95	22.16	10,844	217,780	20.18%	21.08%	1.56%
	2012		1.40%	2.15%	16.48	18.44	12,932	214,482	12.75%	13.60%	2.57%
	2011		1.40%	2.15%	14.50	16.35	15,242	222,522	-16.26%	-15.63%	1.26%
Delaware VIP Limited-Term Diversified Income Series Standard Class
	2015		0.60%	2.15%	9.58	11.56	106,508	1,136,777	-1.36%	0.19%	1.70%
	2014		0.60%	2.15%	9.71	11.53	115,875	1,237,024	-0.47%	1.09%	1.60%
	2013		0.60%	2.15%	9.83	11.41	86,433	902,812	-2.92%	-1.65%	1.42%
	2012	6/22/12	0.60%	1.90%	10.13	11.60	6,886	76,979	-0.28%	0.46%	0.91%
Delaware VIP Limited-Term Diversified Income Series Service Class
	2015		0.60%	3.20%	8.96	12.26	118,427,400	1,323,115,458	-2.54%	0.04%	1.45%
	2014		0.60%	3.20%	9.19	12.25	120,406,279	1,356,387,266	-1.75%	0.84%	1.33%
	2013		0.60%	3.20%	9.36	12.15	114,924,314	1,296,360,971	-4.43%	-1.92%	1.28%
	2012		0.60%	3.20%	9.80	12.39	94,626,180	1,098,789,192	-0.66%	1.91%	1.43%
	2011		0.60%	3.15%	10.27	12.15	78,519,076	911,377,732	-0.32%	1.94%	1.62%
Delaware VIP REIT Series Standard Class
	2015		0.40%	2.35%	11.56	45.23	98,252	3,944,404	1.34%	3.33%	1.22%
	2014		0.40%	2.35%	30.35	44.21	141,768	5,926,515	26.46%	27.66%	1.33%
	2013		1.40%	2.35%	24.00	34.63	126,712	4,258,904	-0.23%	0.72%	1.53%
	2012		1.40%	2.35%	24.06	34.38	130,450	4,355,745	14.23%	15.32%	1.60%
	2011		1.40%	2.35%	21.06	29.81	160,337	4,660,435	8.38%	9.42%	1.62%
Delaware VIP REIT Series Service Class
	2015		0.30%	3.20%	11.53	37.20	6,981,859	163,379,321	0.26%	3.21%	1.00%
	2014		0.30%	3.20%	13.04	36.44	7,537,961	176,163,124	25.06%	28.35%	1.12%
	2013		0.60%	3.20%	10.27	28.62	7,541,026	140,346,986	-1.29%	1.26%	1.31%
	2012		0.65%	3.20%	10.24	28.47	8,020,243	151,073,344	12.99%	15.85%	1.26%
	2011		0.65%	3.15%	8.93	24.76	7,381,989	124,874,170	7.51%	9.90%	1.34%
Delaware VIP Small Cap Value Series Standard Class
	2015		0.40%	2.35%	9.57	36.60	179,747	6,367,026	-8.40%	-6.60%	0.73%
	2014		0.40%	2.35%	32.00	39.58	195,050	7,559,965	3.40%	4.39%	0.56%
	2013		1.40%	2.35%	30.95	37.91	213,991	8,057,362	30.41%	31.65%	0.74%
	2012		1.40%	2.35%	23.73	28.80	248,520	7,108,831	11.26%	12.32%	0.60%
	2011		1.40%	2.35%	21.33	25.64	295,505	7,526,918	-3.63%	-2.70%	0.52%
Delaware VIP Small Cap Value Series Service Class
	2015		0.30%	3.20%	9.54	36.54	13,594,728	301,130,775	-9.41%	-6.74%	0.47%
	2014		0.30%	3.20%	14.99	39.61	14,687,106	355,732,262	2.29%	4.93%	0.34%
	2013		0.65%	3.20%	14.66	38.03	15,896,125	372,923,143	28.98%	32.31%	0.52%
	2012		0.65%	3.20%	11.36	28.96	18,110,280	325,403,913	10.06%	12.90%	0.35%
	2011		0.65%	3.20%	10.75	25.85	20,004,931	323,498,204	-4.36%	-2.23%	0.28%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP Smid Cap Growth Series Standard Class
	2015		0.40%	2.50%	$11.91	$37.55	216,769	$7,913,109	5.04%	7.11%	0.38%
	2014		0.40%	2.35%	28.00	35.41	238,939	8,365,583	0.75%	1.71%	0.07%
	2013		1.40%	2.35%	27.58	34.81	271,774	9,429,179	38.05%	39.36%	0.03%
	2012		1.40%	2.35%	19.83	24.98	312,966	7,799,343	8.44%	9.48%	0.24%
	2011		1.40%	2.35%	18.15	22.82	374,688	8,532,844	5.62%	6.63%	0.98%
Delaware VIP Smid Cap Growth Series Service Class
	2015		0.30%	3.15%	11.89	34.23	6,674,093	170,242,554	3.98%	6.99%	0.16%
	2014		0.30%	3.15%	15.00	32.49	6,122,012	147,642,377	-0.32%	2.21%	0.00%
	2013		0.65%	3.15%	14.85	32.18	7,136,137	169,924,221	36.61%	40.06%	0.00%
	2012		0.65%	3.15%	10.72	23.25	7,728,235	132,109,834	7.28%	9.99%	0.01%
	2011		0.65%	3.15%	9.86	21.00	7,446,364	115,611,592	4.92%	7.20%	0.74%
Delaware VIP U.S. Growth Series Service Class
	2015		0.30%	3.20%	16.62	24.50	17,287,587	351,628,194	1.82%	4.40%	0.35%
	2014		0.65%	3.15%	16.27	23.75	18,204,155	356,087,453	9.00%	11.76%	0.01%
	2013		0.65%	3.15%	14.89	21.51	19,086,029	335,409,773	30.28%	33.57%	0.12%
	2012		0.65%	3.15%	11.39	16.29	20,861,489	276,129,824	12.53%	15.20%	0.00%
	2011		0.65%	3.00%	10.11	14.31	20,137,700	232,573,464	4.48%	6.81%	0.04%
Delaware VIP Value Series Standard Class
	2015		0.40%	2.35%	10.85	27.44	287,275	6,159,729	-2.73%	-0.81%	1.75%
	2014		0.40%	2.35%	22.18	28.07	321,113	7,091,505	11.35%	12.41%	1.71%
	2013		1.40%	2.35%	19.73	25.08	370,671	7,405,602	30.59%	31.84%	1.76%
	2012		1.40%	2.35%	14.97	19.11	379,166	5,735,340	12.07%	13.14%	2.24%
	2011		1.40%	2.35%	13.23	16.97	434,858	5,811,505	6.99%	8.01%	2.01%
Delaware VIP Value Series Service Class
	2015		0.30%	3.20%	10.82	26.58	13,027,705	262,215,467	-3.77%	-0.94%	1.51%
	2014		0.30%	3.20%	14.77	27.25	13,857,245	287,864,246	10.12%	12.96%	1.42%
	2013		0.65%	3.20%	13.30	24.42	13,475,411	250,120,711	29.18%	32.51%	1.53%
	2012		0.65%	3.20%	10.14	18.65	13,064,224	184,513,961	10.83%	13.69%	1.98%
	2011		0.65%	3.20%	9.01	16.30	12,147,550	154,062,662	6.19%	8.55%	1.70%
Deutsche Alternative Asset Allocation VIP Portfolio A
	2015		0.40%	2.15%	9.45	13.10	78,294	920,543	-8.29%	-6.86%	2.87%
	2014		0.60%	2.15%	10.30	14.06	67,124	852,273	1.30%	2.88%	1.78%
	2013		0.60%	2.15%	10.25	13.67	52,526	637,444	-0.97%	0.34%	0.67%
	2012	6/22/12	0.60%	1.90%	10.35	13.62	3,133	41,178	0.20%	6.64%	0.00%
Deutsche Alternative Asset Allocation VIP Portfolio B
	2015		0.30%	3.20%	8.83	12.84	4,501,518	53,959,007	-9.49%	-6.83%	2.71%
	2014		0.30%	3.20%	9.76	13.91	4,275,328	55,634,524	-0.02%	2.57%	1.56%
	2013		0.65%	3.20%	9.76	13.67	4,140,319	52,997,930	-2.42%	0.10%	1.80%
	2012		0.65%	3.20%	10.00	13.77	3,782,943	48,887,063	5.92%	8.66%	3.19%
	2011		0.65%	3.20%	11.72	12.77	3,156,835	37,965,035	-5.79%	-3.74%	1.01%
Deutsche Equity 500 Index VIP Portfolio A
	2015		1.30%	2.65%	13.70	23.62	362,823	6,242,087	-1.51%	-0.18%	1.67%
	2014		1.30%	2.65%	13.79	23.66	400,529	7,058,427	10.43%	11.93%	1.88%
	2013		1.30%	2.65%	12.39	21.14	540,134	8,249,499	28.48%	30.22%	2.77%
	2012		1.30%	2.65%	9.56	16.82	1,573,706	18,587,414	12.67%	14.20%	1.80%
	2011		1.30%	2.65%	8.41	14.81	1,765,361	18,412,219	-0.83%	0.52%	1.74%
Deutsche Equity 500 Index VIP Portfolio B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.57%
	2012		1.15%	3.05%	10.90	15.77	1,745,099	24,431,454	12.23%	14.10%	1.50%
	2011		1.15%	2.80%	9.71	13.84	2,068,470	25,866,328	-1.30%	0.34%	1.41%
Deutsche Small Cap Index VIP Portfolio A
	2015		1.30%	2.65%	14.83	29.25	135,242	3,512,931	-7.09%	-5.83%	1.05%
	2014		1.30%	2.65%	15.94	31.23	157,921	4,366,578	2.00%	3.39%	0.98%
	2013		1.30%	2.65%	15.61	30.37	197,615	5,316,825	35.02%	36.85%	1.67%
	2012		1.30%	2.65%	11.54	22.32	237,379	4,672,758	13.21%	14.75%	0.90%
	2011		1.30%	2.65%	10.18	19.02	290,157	5,003,402	-6.92%	-5.65%	0.88%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Deutsche Small Cap Index VIP Portfolio B
	2013		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	1.47%
	2012		1.10%	2.80%	11.53	19.44	716,261	11,128,385	12.68%	14.61%	0.67%
	2011		1.10%	2.80%	10.18	17.00	897,245	12,331,980	-7.21%	-5.62%	0.60%
Eaton Vance VT Floating-Rate Income Fund Initial Class
	2015		0.30%	1.65%	9.62	9.70	697,430	6,754,584	-2.61%	-2.08%	3.35%
	2014	7/8/14	1.10%	1.65%	9.88	9.91	142,143	1,407,375	-1.51%	-1.22%	1.61%
Eaton Vance VT Floating-Rate Income Fund Advisor Class
	2015		0.40%	0.80%	9.80	9.87	208,187	2,053,882	-1.42%	-1.03%	3.62%
	2014	9/22/14	0.40%	0.80%	9.94	9.97	44,060	439,056	-0.62%	-0.23%	1.00%
Fidelity VIP Contrafund Portfolio Initial Class
	2015		0.40%	0.80%	10.95	10.95	26,396	288,974	0.27%	0.27%	1.17%
	2014	9/12/14	0.40%	0.40%	10.93	10.93	11,580	126,513	3.23%	3.23%	2.01%
Fidelity VIP Contrafund Portfolio Service Class 2
	2015		0.30%	3.20%	10.93	27.75	46,418,773	1,042,372,893	-2.75%	0.11%	0.79%
	2014		0.30%	3.20%	14.47	28.00	49,380,506	1,129,791,103	8.14%	10.99%	0.72%
	2013		0.60%	3.20%	13.23	25.41	54,960,895	1,147,842,954	26.83%	30.10%	0.82%
	2012		0.65%	3.20%	10.32	19.65	60,353,643	982,723,808	12.48%	15.39%	1.11%
	2011		0.65%	3.20%	9.61	17.14	63,087,761	912,428,246	-5.52%	-3.41%	0.81%
Fidelity VIP Equity-Income Portfolio Initial Class
	2012		1.40%	2.35%	13.73	17.12	417,316	6,035,653	14.58%	15.68%	3.07%
	2011		1.40%	2.35%	11.89	14.87	468,306	5,855,188	-1.38%	-0.43%	2.36%
Fidelity VIP Equity-Income Portfolio Service Class 2
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.00%
	2012		1.30%	2.85%	10.51	16.69	2,313,710	33,091,613	13.77%	15.54%	2.73%
	2011		1.30%	2.85%	9.21	14.53	2,861,794	35,610,265	-1.98%	-0.65%	2.09%
Fidelity VIP Growth Portfolio Initial Class
	2015		0.40%	2.50%	11.60	25.09	283,603	5,172,442	4.68%	6.75%	0.25%
	2014		0.40%	2.35%	17.25	23.84	312,379	5,379,425	8.71%	9.75%	0.18%
	2013		1.40%	2.35%	15.72	21.82	344,916	5,449,720	33.17%	34.44%	0.28%
	2012		1.40%	2.35%	11.69	16.30	399,781	4,693,997	12.03%	13.10%	0.58%
	2011		1.40%	2.35%	10.34	14.48	460,052	4,775,306	-2.13%	-1.19%	0.34%
Fidelity VIP Growth Portfolio Service Class 2
	2015		0.30%	3.15%	10.96	24.26	8,766,814	165,705,481	3.59%	6.59%	0.03%
	2014		0.30%	3.15%	10.43	23.12	8,743,528	157,076,821	7.57%	10.29%	0.00%
	2013		0.65%	3.15%	9.57	21.21	9,844,980	160,663,201	31.79%	35.12%	0.05%
	2012		0.65%	3.15%	7.16	15.89	10,524,487	128,371,676	10.86%	13.66%	0.41%
	2011		0.65%	3.15%	6.38	14.15	10,487,630	112,879,306	-2.84%	-0.68%	0.15%
Fidelity VIP Mid Cap Portfolio Initial Class
	2015		0.40%	0.80%	10.27	10.34	60,944	629,561	-2.18%	-1.78%	0.50%
	2014	7/24/14	0.40%	0.80%	10.50	10.53	55,948	588,669	0.58%	0.70%	0.73%
Fidelity VIP Mid Cap Portfolio Service Class 2
	2015		0.30%	3.20%	10.32	20.83	26,015,626	502,064,436	-4.73%	-1.92%	0.25%
	2014		0.30%	3.20%	13.33	21.44	27,773,055	554,863,646	2.69%	5.40%	0.02%
	2013		0.60%	3.20%	12.98	20.48	29,593,175	567,793,371	31.59%	34.99%	0.27%
	2012		0.65%	3.20%	9.86	15.26	33,298,343	479,121,111	10.96%	13.82%	0.39%
	2011		0.65%	3.20%	10.17	13.49	33,192,208	426,177,922	-13.40%	-11.43%	0.02%
Fidelity VIP Overseas Portfolio Initial Class
	2012		1.40%	2.50%	12.99	18.08	117,396	1,543,100	17.76%	19.06%	1.77%
	2011		1.40%	2.50%	10.93	15.30	153,184	1,688,755	-18.93%	-18.32%	1.33%
Fidelity VIP Overseas Portfolio Service Class 2
	2012		0.65%	2.95%	8.91	18.63	5,375,511	70,116,312	16.88%	19.60%	1.59%
	2011		0.65%	2.95%	7.52	15.68	6,621,278	73,555,411	-19.67%	-17.88%	1.17%
Fidelity VIP Strategic Income Portfolio Initial Class
	2015	8/20/15	0.40%	0.40%	9.54	9.54	17,775	169,676	-2.39%	-2.39%	3.54%
Fidelity VIP Strategic Income Portfolio Service Class 2
	2015	6/2/15	0.30%	1.65%	9.44	9.53	201,175	1,905,317	-4.80%	0.08%	4.76%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
First Trust Multi Income Allocation Portfolio Class I
	2015		0.30%	1.65%	$9.80	$10.02	294,772	$2,903,830	-4.82%	-3.51%	2.92%
	2014	7/11/14	0.30%	1.65%	10.30	10.39	41,113	424,568	-0.28%	1.38%	1.45%
First Trust Multi Income Allocation Portfolio Class II
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.24%
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I
	2015		0.30%	1.65%	10.41	10.64	846,252	8,848,494	-1.55%	-0.21%	3.79%
	2014	7/16/14	0.30%	1.65%	10.57	10.66	146,866	1,555,694	3.49%	4.96%	0.17%
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II
	2015	8/4/15	0.40%	0.40%	10.66	10.66	554	5,917	-1.62%	-1.62%	2.04%
Franklin Founding Funds Allocation VIP Fund Class 4
	2015		0.30%	1.65%	8.94	9.02	433,559	3,901,773	-7.77%	-7.27%	3.28%
	2014	7/7/14	1.10%	1.65%	9.69	9.73	664,782	6,459,585	-5.07%	-3.68%	0.00%
Franklin Income VIP Fund Class 1
	2015	8/20/15	0.40%	0.40%	9.10	9.10	6,237	56,787	-3.19%	-3.19%	0.00%
Franklin Income VIP Fund Class 2
	2015		0.60%	3.20%	11.08	15.07	40,053,489	546,576,674	-9.98%	-7.66%	4.65%
	2014		0.65%	3.20%	12.31	16.70	42,936,639	640,251,249	1.32%	3.94%	4.95%
	2013		0.65%	3.20%	12.14	16.44	44,017,116	637,025,857	10.35%	13.20%	6.33%
	2012		0.65%	3.20%	11.01	14.86	45,522,467	587,335,783	9.11%	11.92%	6.50%
	2011		0.65%	3.20%	10.61	12.06	45,492,856	530,064,143	-0.49%	1.72%	5.71%
Franklin Income VIP Fund Class 4
	2015		0.30%	1.65%	8.87	9.07	1,871,191	16,724,357	-8.67%	-7.42%	4.36%
	2014	7/2/14	0.30%	1.65%	9.71	9.80	799,422	7,785,150	-5.16%	-4.05%	0.00%
Franklin Mutual Shares VIP Fund Class 1
	2015	2/12/15	0.40%	0.80%	9.65	9.71	4,409	42,696	-8.56%	-7.14%	4.45%
Franklin Mutual Shares VIP Fund Class 2
	2015		0.60%	3.20%	11.42	16.57	54,160,493	722,209,227	-7.93%	-5.50%	3.06%
	2014		0.60%	3.20%	12.35	17.95	57,601,956	816,349,869	3.75%	6.48%	1.99%
	2013		0.60%	3.20%	11.85	17.26	61,488,681	821,308,773	24.23%	27.49%	2.05%
	2012		0.60%	3.20%	9.50	13.86	67,978,309	714,861,663	10.70%	13.56%	2.11%
	2011		0.60%	3.15%	8.54	10.61	66,563,230	615,076,571	-3.83%	-1.64%	2.47%
Franklin Mutual Shares VIP Fund Class 4
	2015		0.30%	1.65%	9.46	9.54	361,025	3,439,996	-6.60%	-6.09%	3.76%
	2014	6/27/14	1.10%	1.65%	10.13	10.16	80,873	821,201	-2.00%	0.38%	1.09%
Franklin Rising Dividends VIP Fund Class 1
	2015		0.40%	0.40%	10.22	10.22	39,479	403,470	-3.80%	-3.80%	1.79%
	2014	12/26/14	0.40%	0.40%	10.62	10.62	8,072	85,754	-1.37%	-1.37%	0.00%
Franklin Rising Dividends VIP Fund Class 4
	2015		0.30%	1.65%	9.96	10.18	812,411	8,143,641	-5.33%	-4.03%	1.44%
	2014	7/8/14	0.30%	1.65%	10.52	10.61	247,836	2,612,458	3.35%	9.47%	0.00%
Franklin Small Cap Value VIP Fund Class 1
	2015		0.40%	0.40%	9.17	9.17	29,834	273,520	-7.55%	-7.55%	0.91%
	2014	7/24/14	0.40%	0.80%	9.89	9.92	28,306	280,716	-1.64%	-0.06%	0.00%
Franklin Small Cap Value VIP Fund Class 4
	2015		0.30%	1.65%	8.93	9.13	256,182	2,302,665	-9.03%	-7.79%	0.57%
	2014	6/30/14	0.30%	1.65%	9.81	9.90	74,120	729,615	-4.40%	2.72%	0.00%
Franklin Small-Mid Cap Growth VIP Fund Class 1
	2015	2/12/15	0.40%	0.40%	10.48	10.48	499	5,227	-6.30%	-6.30%	0.00%
Franklin Small-Mid Cap Growth VIP Fund Class 2
	2013		1.30%	1.30%	18.34	18.34	8	153	36.36%	36.36%	0.00%
	2012		0.65%	3.05%	8.30	20.65	6,950,142	95,465,313	7.58%	10.13%	0.00%
	2011		0.65%	3.00%	7.59	18.98	7,932,229	99,563,324	-7.46%	-5.45%	0.00%
Franklin Small-Mid Cap Growth VIP Fund Class 4
	2015		0.30%	1.65%	10.21	10.31	203,997	2,101,188	-4.36%	-3.83%	0.00%
	2014	6/27/14	1.10%	1.65%	10.68	10.72	59,006	631,684	1.72%	11.79%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Large Cap Value Fund Service Class
	2015		0.65%	2.60%	$14.64	$20.44	8,058,914	$152,745,824	-7.03%	-5.20%	1.17%
	2014		0.65%	2.60%	15.74	21.56	8,521,063	170,988,409	9.72%	11.88%	1.08%
	2013		0.65%	2.60%	14.33	19.27	9,859,446	177,640,451	29.52%	32.07%	0.93%
	2012		0.65%	2.60%	11.06	14.59	11,719,759	160,364,887	15.77%	18.05%	1.11%
	2011		0.65%	2.60%	10.01	12.36	13,467,908	156,722,125	-9.51%	-7.87%	1.32%
Goldman Sachs VIT Money Market Fund Institutional Class
	2015		0.40%	0.40%	9.94	9.94	83,411	829,040	-0.37%	-0.37%	0.02%
	2014	8/13/14	0.40%	0.40%	9.98	9.98	33,096	330,156	-0.15%	-0.15%	0.01%
Goldman Sachs VIT Money Market Fund Service Class
	2015		0.30%	1.65%	9.73	9.95	3,667,090	35,943,941	-1.63%	-0.30%	0.01%
	2014	6/27/14	0.30%	1.65%	9.90	9.98	696,493	6,913,327	-0.62%	-0.15%	0.00%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class
	2015		1.10%	1.65%	9.09	9.18	273,286	2,503,876	-6.44%	-5.93%	2.33%
	2014	7/17/14	0.30%	1.65%	9.72	9.81	78,046	761,056	-3.44%	-0.96%	2.70%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class
	2015		0.40%	0.40%	9.35	9.35	3,042	28,443	-4.89%	-4.89%	2.10%
	2014	7/25/14	0.40%	0.40%	9.83	9.83	2,951	29,011	-2.79%	-2.79%	1.62%
Goldman Sachs VIT Strategic Income Fund Advisor Class
	2015		1.10%	1.65%	9.41	9.50	393,476	3,727,127	-3.85%	-3.32%	2.81%
	2014	6/30/14	1.10%	1.65%	9.79	9.82	73,914	725,079	-2.50%	-1.46%	3.93%
Guggenheim Long Short Equity Fund
	2015		0.30%	1.65%	10.46	10.65	331,382	3,484,473	-0.25%	0.86%	0.00%
	2014	7/8/14	0.40%	1.50%	10.48	10.56	32,127	337,506	3.47%	7.33%	0.00%
Guggenheim Multi-Hedge Strategies Fund
	2015		0.40%	1.65%	10.38	10.57	335,852	3,504,194	0.33%	1.44%	0.65%
	2014	7/17/14	0.40%	1.50%	10.34	10.42	48,619	504,099	3.03%	3.22%	0.00%
Hartford Capital Appreciation HLS Fund Class IA
	2015		0.40%	0.40%	10.58	10.58	7,552	79,900	0.62%	0.62%	1.08%
	2014	7/24/14	0.40%	0.40%	10.51	10.51	4,695	49,359	0.91%	0.91%	1.01%
Hartford Capital Appreciation HLS Fund Class IC
	2015		0.30%	1.65%	10.28	10.37	590,300	6,107,986	-1.12%	-0.57%	0.83%
	2014	7/7/14	1.10%	1.65%	10.40	10.43	151,210	1,575,774	0.55%	9.77%	1.81%
Huntington VA Balanced Fund
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.01%
	2013		1.10%	2.75%	11.50	11.98	255,104	3,020,057	12.13%	13.88%	2.00%
	2012		1.10%	2.65%	10.25	10.51	261,079	2,726,151	6.64%	8.25%	1.74%
	2011	6/13/11	1.15%	2.65%	9.62	9.71	96,988	939,589	-2.89%	5.80%	1.55%
Huntington VA Dividend Capture Fund
	2015		1.10%	2.20%	12.77	13.44	89,058	1,182,870	-5.17%	-4.11%	4.15%
	2014		1.10%	2.20%	13.47	14.02	100,138	1,389,923	7.76%	8.95%	5.21%
	2013		1.10%	2.20%	12.50	12.87	104,189	1,331,206	17.35%	18.65%	3.04%
	2012		1.10%	2.20%	10.65	10.84	105,834	1,143,254	9.04%	10.19%	4.76%
	2011	6/29/11	1.15%	2.20%	9.77	9.83	32,379	317,940	-0.64%	9.19%	6.87%
Invesco V.I. American Franchise Fund Series I
	2015		1.40%	1.80%	6.23	10.45	259,703	2,552,845	3.13%	3.55%	0.00%
	2014		1.40%	1.80%	6.04	10.09	277,239	2,631,394	6.51%	6.93%	0.04%
	2013		1.40%	1.80%	5.68	9.44	318,698	2,811,844	37.64%	38.19%	0.43%
	2012	4/27/12	1.40%	2.15%	4.12	12.71	388,788	2,448,434	-3.92%	-3.42%	0.00%
Invesco V.I. American Franchise Fund Series II
	2015		1.30%	2.15%	13.81	18.79	97,067	1,394,206	2.52%	3.41%	0.00%
	2014		1.30%	2.15%	13.35	18.17	82,287	1,160,140	5.87%	6.77%	0.00%
	2013		1.30%	2.15%	12.58	17.02	101,689	1,350,336	36.83%	37.99%	0.25%
	2012	4/27/12	1.30%	2.15%	9.18	12.37	119,108	1,160,818	-4.09%	-3.54%	0.00%
Invesco V.I. Balanced-Risk Allocation Fund Series I
	2015		0.40%	0.80%	9.72	9.78	18,541	181,221	-4.86%	-4.48%	4.38%
	2014	10/6/14	0.40%	0.80%	10.21	10.24	15,983	163,613	1.17%	1.64%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Balanced-Risk Allocation Fund Series II
	2015		0.30%	1.65%	$9.54	$9.75	629,069	$6,040,193	-5.97%	-4.68%	5.22%
	2014	7/17/14	0.30%	1.65%	10.14	10.23	138,690	1,409,936	-1.41%	0.72%	0.00%
Invesco V.I. Capital Appreciation Fund Series I
	2011		1.40%	2.15%	3.73	11.54	430,501	2,450,534	-9.87%	-9.19%	0.15%
Invesco V.I. Capital Appreciation Fund Series II
	2011		1.30%	2.15%	8.34	11.26	137,771	1,219,587	-10.07%	-9.30%	0.00%
Invesco V.I. Comstock Fund Series I
	2015	1/20/15	0.40%	0.40%	9.92	9.92	7,665	76,058	-3.10%	-3.10%	2.59%
Invesco V.I. Comstock Fund Series II
	2015		0.30%	1.50%	9.71	9.90	230,234	2,250,576	-7.59%	-6.46%	2.16%
	2014	6/27/14	0.30%	1.50%	10.50	10.58	106,746	1,123,603	0.33%	2.02%	1.00%
Invesco V.I. Core Equity Fund Series I
	2015		1.40%	2.35%	10.12	20.09	491,817	6,827,267	-7.96%	-7.08%	1.10%
	2014		1.40%	2.35%	10.93	21.78	561,170	8,378,083	5.63%	6.64%	0.84%
	2013		1.40%	2.35%	10.29	20.58	649,963	9,093,922	26.25%	27.45%	1.36%
	2012		1.40%	2.35%	8.11	16.27	760,319	8,273,284	11.24%	12.30%	0.95%
	2011		1.40%	2.35%	7.25	14.60	923,568	8,890,121	-2.39%	-1.45%	0.93%
Invesco V.I. Core Equity Fund Series II
	2015		1.30%	2.55%	14.86	20.03	109,222	1,779,813	-8.37%	-7.22%	0.85%
	2014		1.30%	2.55%	16.12	21.93	132,515	2,328,434	5.13%	6.45%	0.67%
	2013		1.30%	2.55%	15.24	20.71	151,110	2,492,738	25.69%	27.27%	1.20%
	2012		1.30%	2.55%	12.05	16.36	177,661	2,319,966	10.75%	12.15%	0.78%
	2011		1.30%	2.55%	10.82	14.67	246,051	2,952,470	-2.81%	-1.58%	0.74%
Invesco V.I. Diversified Dividend Fund Series I
	2015		0.40%	0.40%	10.81	10.81	2,670	28,870	1.66%	1.66%	1.74%
	2014	9/25/14	0.40%	0.40%	10.63	10.63	1,891	20,112	6.02%	6.02%	0.00%
Invesco V.I. Diversified Dividend Fund Series II
	2015		0.30%	1.65%	10.55	10.78	500,906	5,324,096	0.15%	1.52%	1.95%
	2014	7/10/14	0.30%	1.65%	10.53	10.62	66,573	703,253	0.40%	9.67%	1.58%
Invesco V.I. Equally-Weighted S&P 500 Fund Series I
	2015	1/20/15	0.40%	0.40%	10.57	10.57	894	9,448	-0.71%	-0.71%	1.91%
Invesco V.I. Equally-Weighted S&P 500 Fund Series II
	2015		0.30%	1.65%	10.31	10.55	851,935	8,844,073	-4.51%	-3.21%	1.64%
	2014	7/9/14	0.30%	1.65%	10.80	10.90	136,960	1,483,592	4.07%	11.61%	0.81%
Invesco V.I. Equity and Income Fund Series II
	2015		0.30%	1.65%	10.03	10.12	443,458	4,477,860	-4.18%	-3.65%	3.30%
	2014	7/8/14	1.10%	1.65%	10.47	10.51	123,483	1,296,474	0.74%	2.15%	1.09%
Invesco V.I. International Growth Fund Series I
	2015		0.40%	2.70%	9.40	22.56	149,912	2,279,644	-4.18%	-2.73%	1.47%
	2014		0.40%	2.15%	13.09	26.44	143,078	2,385,899	-1.80%	-1.06%	1.50%
	2013		1.40%	2.15%	13.29	26.92	156,767	2,842,158	16.48%	17.36%	1.20%
	2012		1.40%	2.15%	11.37	23.11	180,597	2,817,427	13.08%	13.93%	1.44%
	2011		1.40%	2.15%	10.02	20.44	204,907	2,801,448	-8.73%	-8.04%	1.58%
Invesco V.I. International Growth Fund Series II
	2015		0.30%	3.00%	9.27	25.52	1,393,853	24,503,635	-5.45%	-2.91%	1.56%
	2014		0.30%	2.95%	21.82	26.40	596,520	11,617,442	-2.52%	-1.25%	2.05%
	2013		1.35%	2.65%	22.23	26.73	96,272	2,294,969	15.61%	17.13%	1.02%
	2012		1.35%	2.65%	19.09	22.83	101,919	2,084,367	12.24%	13.71%	1.19%
	2011		1.30%	2.65%	16.89	20.16	142,128	2,577,326	-9.43%	-8.19%	1.21%
Ivy Funds VIP Asset Strategy Portfolio Class A
	2015		0.30%	1.65%	8.76	8.95	1,097,627	9,680,546	-9.85%	-8.62%	0.35%
	2014	7/8/14	0.30%	1.65%	9.71	9.80	423,661	4,127,237	-5.27%	-3.27%	0.00%
Ivy Funds VIP Energy Portfolio Class A
	2015		0.30%	1.65%	6.19	6.33	638,180	3,978,380	-23.42%	-22.38%	0.04%
	2014	7/9/14	0.30%	1.65%	8.08	8.15	108,849	882,727	-25.22%	-10.48%	0.00%
Ivy Funds VIP High Income Portfolio Class A
	2015		0.30%	1.65%	8.93	9.01	839,949	7,556,617	-8.04%	-7.53%	5.25%
	2014	6/30/14	1.10%	1.65%	9.71	9.75	239,799	2,334,101	-3.71%	-2.63%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy Funds VIP Micro Cap Growth Portfolio Class A
	2015		0.30%	1.65%	$9.45	$9.66	159,405	$1,517,813	-10.65%	-9.43%	0.00%
	2014	7/8/14	0.30%	1.65%	10.58	10.67	37,742	400,406	1.78%	8.97%	0.00%
Ivy Funds VIP Mid Cap Growth Portfolio Class A
	2015		0.30%	1.70%	9.89	9.96	298,128	2,963,011	-7.18%	-6.34%	0.00%
	2014	7/8/14	0.60%	1.50%	10.63	10.68	63,050	672,504	1.50%	5.85%	0.00%
Ivy Funds VIP Science and Technology Portfolio Class A
	2015		0.30%	1.65%	9.99	10.21	958,066	9,642,947	-4.47%	-3.17%	0.00%
	2014	7/7/14	0.30%	1.65%	10.46	10.55	172,676	1,810,902	-2.84%	9.91%	0.00%
Janus Aspen Balanced Portfolio Service Shares
	2015		1.30%	2.70%	13.98	22.53	640,870	13,858,969	-2.26%	-0.89%	1.36%
	2014		1.30%	2.70%	16.63	22.76	776,151	16,990,797	5.41%	6.84%	1.51%
	2013		1.30%	2.65%	15.73	21.32	899,833	18,533,143	16.67%	18.26%	1.33%
	2012		1.30%	2.65%	13.44	18.05	1,004,049	17,573,781	10.41%	11.91%	2.45%
	2011		1.30%	2.65%	12.52	16.14	1,260,860	19,911,213	-1.30%	0.04%	2.12%
Janus Aspen Enterprise Portfolio Service Shares
	2015		1.30%	2.65%	20.38	35.65	184,452	5,621,941	1.05%	2.43%	0.53%
	2014		1.30%	2.65%	20.14	34.81	191,245	5,735,064	9.31%	10.79%	0.03%
	2013		1.30%	2.65%	18.40	31.42	214,172	5,821,920	28.59%	30.33%	0.36%
	2012		1.30%	2.65%	14.28	24.21	275,692	5,788,938	13.93%	15.48%	0.00%
	2011		1.30%	2.65%	12.52	21.14	355,119	6,511,254	-4.23%	-2.92%	0.00%
Janus Aspen Global Research Portfolio Service Shares
	2015		1.30%	2.35%	13.83	18.02	51,793	768,416	-4.66%	-3.83%	0.53%
	2014		1.30%	2.20%	14.47	18.74	62,180	960,519	4.85%	5.86%	0.95%
	2013		1.30%	2.20%	13.77	17.70	77,993	1,145,170	25.29%	26.40%	1.05%
	2012		1.30%	2.20%	10.96	14.01	86,498	1,007,347	17.25%	18.48%	0.77%
	2011		1.30%	2.20%	9.32	11.82	105,908	1,045,639	-15.86%	-15.08%	0.43%
JPMIT Global Allocation Portfolio Class 2
	2015	5/27/15	0.30%	2.80%	9.35	9.51	211,175	1,992,066	-7.28%	1.05%	3.60%
JPMIT Income Builder Portfolio Class 2
	2015	6/15/15	0.30%	1.65%	9.52	9.61	26,561	253,706	-3.06%	1.01%	5.80%
JPMIT Intrepid Mid Cap Portfolio Class 1
	2015		0.40%	0.40%	10.43	10.43	6,432	67,093	-6.25%	-6.25%	0.59%
	2014	7/24/14	0.40%	0.40%	11.12	11.12	4,661	51,852	6.21%	6.21%	0.00%
JPMIT Intrepid Mid Cap Portfolio Class 2
	2015		0.30%	1.65%	10.20	10.40	540,453	5,539,019	-7.52%	-6.40%	0.56%
	2014	6/30/14	0.30%	1.50%	11.03	11.11	143,019	1,581,231	5.93%	12.45%	0.00%
LVIP American Balanced Allocation Fund Standard Class
	2015		0.40%	1.70%	10.14	12.56	756,193	9,397,360	-2.35%	-1.07%	3.03%
	2014		0.40%	1.70%	12.25	12.72	718,032	9,024,440	3.96%	5.06%	2.37%
	2013		0.65%	1.70%	12.03	12.03	695,070	8,409,493	13.95%	13.95%	2.66%
	2012	6/4/12	0.90%	0.90%	10.56	10.56	10,301	108,777	9.31%	9.31%	2.96%
LVIP American Balanced Allocation Fund Service Class
	2015		0.30%	1.65%	9.87	9.96	1,245,806	12,378,996	-2.65%	-2.11%	4.57%
	2014	7/21/14	1.10%	1.65%	10.14	10.18	257,979	2,624,183	-0.71%	1.70%	5.19%
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class
	2015		0.60%	3.20%	10.22	10.76	14,100,392	148,581,982	-7.26%	-4.82%	1.83%
	2014	1/7/14	0.60%	3.20%	11.02	11.31	7,508,948	84,015,445	1.36%	13.56%	0.70%
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	2015		0.65%	0.90%	11.65	11.76	48,002	559,801	-2.98%	-2.73%	3.39%
	2014		0.65%	0.90%	12.00	12.00	46,000	552,545	4.55%	4.55%	1.72%
	2013	4/29/13	0.90%	0.90%	11.48	11.48	57,213	656,928	5.56%	5.56%	1.88%
LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	2015		1.30%	2.80%	9.52	9.70	1,471,731	14,213,210	-4.96%	-3.71%	4.02%
	2014	8/13/14	1.30%	2.60%	10.02	10.07	386,653	3,890,820	-1.15%	2.81%	3.84%
LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	2015		0.65%	1.70%	11.34	11.80	77,207	909,822	-4.79%	-3.79%	4.17%
	2014		0.65%	1.70%	11.91	12.26	70,567	860,217	0.83%	1.90%	2.32%
	2013	4/18/13	0.65%	1.70%	11.81	12.04	39,102	466,881	1.84%	11.61%	3.49%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Global Growth Allocation Managed Risk Fund Service Class
	2015		1.30%	2.80%	$9.29	$9.46	5,697,113	$53,755,700	-5.97%	-4.74%	3.99%
	2014	8/18/14	1.30%	2.60%	9.88	9.93	1,928,498	19,140,578	-2.93%	2.40%	4.13%
LVIP American Global Growth Fund Service Class II
	2015		0.60%	3.20%	13.59	18.67	6,603,420	116,266,383	3.22%	5.99%	1.61%
	2014		0.60%	3.20%	13.16	17.62	5,379,314	90,301,665	-1.34%	1.26%	0.99%
	2013		0.60%	3.20%	13.34	17.37	4,463,816	74,678,162	24.64%	27.86%	0.94%
	2012		0.65%	3.20%	10.72	13.59	3,950,993	52,186,669	18.33%	21.31%	1.04%
	2011		0.65%	3.15%	10.88	11.20	3,000,311	33,023,222	-11.55%	-9.85%	0.09%
LVIP American Global Small Capitalization Fund Service Class II
	2015		0.60%	3.15%	10.84	15.26	4,755,786	68,593,027	-3.25%	-0.79%	0.22%
	2014		0.65%	3.15%	11.20	15.38	4,607,468	67,612,887	-1.46%	1.03%	0.00%
	2013		0.65%	3.15%	11.37	15.22	4,496,644	65,952,218	23.83%	26.96%	0.24%
	2012		0.65%	3.15%	9.18	11.99	4,370,857	50,971,346	14.11%	16.99%	1.05%
	2011		0.65%	3.15%	9.92	10.17	3,402,354	34,253,853	-21.71%	-20.40%	0.75%
LVIP American Growth Allocation Fund Standard Class
	2015		0.40%	1.70%	12.18	12.82	98,140	1,242,794	-2.56%	-1.48%	3.20%
	2014		0.60%	1.70%	12.50	13.01	56,849	732,076	3.84%	4.99%	2.44%
	2013		0.60%	1.70%	12.37	12.37	52,998	651,795	17.18%	17.18%	2.84%
	2012	3/5/12	0.65%	0.65%	10.56	10.56	29,710	313,703	5.40%	5.40%	2.88%
LVIP American Growth Allocation Fund Service Class
	2015		1.10%	1.65%	9.88	9.95	1,326,973	13,171,250	-2.70%	-2.31%	3.87%
	2014	7/8/14	1.10%	1.50%	10.16	10.18	310,305	3,156,759	-0.69%	-0.13%	5.62%
LVIP American Growth Fund Service Class II
	2015		0.60%	3.20%	14.98	20.34	16,800,673	321,970,300	3.11%	5.83%	0.26%
	2014		0.60%	3.20%	14.53	19.22	16,598,196	303,438,686	4.73%	7.48%	0.99%
	2013		0.60%	3.20%	13.87	17.85	15,625,430	268,413,384	25.57%	28.81%	0.61%
	2012		0.65%	3.20%	11.06	13.86	15,111,468	203,561,029	13.81%	16.69%	0.22%
	2011		0.65%	3.15%	11.11	11.79	11,423,039	133,305,045	-7.40%	-5.77%	0.06%
LVIP American Growth-Income Fund Service Class II
	2015		0.65%	3.20%	15.09	20.08	14,377,572	273,014,519	-2.07%	0.46%	1.40%
	2014		0.60%	3.20%	15.41	20.03	13,133,949	250,402,210	6.79%	9.60%	1.11%
	2013		0.60%	3.20%	14.43	18.24	12,555,756	220,496,857	28.84%	32.16%	1.07%
	2012		0.65%	3.20%	11.21	13.80	12,052,379	161,718,798	13.42%	16.29%	1.22%
	2011		0.65%	3.15%	11.00	11.78	8,600,561	100,295,861	-5.03%	-3.35%	0.11%
LVIP American Income Allocation Fund Standard Class
	2015		0.65%	0.65%	12.06	12.06	512	6,182	-1.34%	-1.34%	3.08%
	2014		0.65%	0.65%	12.23	12.23	522	6,381	5.52%	5.52%	10.93%
	2013	7/2/13	0.65%	0.65%	11.59	11.59	116	1,344	5.92%	5.92%	2.37%
LVIP American International Fund Service Class II
	2015		0.60%	3.20%	9.67	13.45	10,872,612	137,660,329	-7.84%	-5.41%	1.39%
	2014		0.60%	3.20%	10.49	14.19	10,256,151	138,656,243	-6.06%	-3.63%	0.88%
	2013		0.65%	3.20%	11.17	14.72	9,651,334	136,697,384	17.34%	20.37%	1.03%
	2012		0.65%	3.20%	9.53	12.23	9,463,522	112,475,522	13.81%	16.69%	2.58%
	2011		0.65%	3.15%	10.15	10.48	6,987,342	71,931,847	-16.69%	-14.88%	0.10%
LVIP American Preservation Fund Standard Class
	2015		0.60%	1.90%	9.56	9.98	8,177	81,310	-1.58%	-0.29%	1.25%
	2014		0.60%	1.90%	9.71	10.01	12,906	127,957	0.22%	1.53%	0.84%
	2013	1/25/13	0.60%	1.90%	9.69	9.86	21,962	214,542	-1.48%	0.07%	3.73%
LVIP American Preservation Fund Service Class
	2015		0.30%	1.65%	9.53	9.70	340,599	3,307,550	-1.68%	-1.13%	2.23%
	2014	8/25/14	1.10%	1.65%	9.69	9.82	15,494	151,898	-0.59%	-0.13%	1.21%
LVIP AQR Enhanced Global Strategies Fund Standard Class
	2015		0.40%	0.40%	10.54	10.54	1,350	14,227	1.55%	1.55%	1.53%
	2014	7/25/14	0.40%	0.40%	10.38	10.38	1,429	14,825	0.34%	0.34%	1.85%
LVIP AQR Enhanced Global Strategies Fund Service Class
	2015		0.30%	1.65%	10.31	10.51	247,690	2,566,129	0.18%	1.39%	1.84%
	2014	7/17/14	0.30%	1.50%	10.29	10.37	125,959	1,298,239	0.94%	3.25%	4.27%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Baron Growth Opportunities Fund Standard Class
	2015		0.40%	0.80%	$10.16	$10.23	47,774	$488,196	-5.29%	-4.91%	0.00%
	2014	9/22/14	0.40%	0.80%	10.73	10.76	48,824	524,975	5.18%	5.52%	0.75%
LVIP Baron Growth Opportunities Fund Service Class
	2015		0.30%	3.20%	10.20	22.42	9,602,526	165,654,313	-7.77%	-5.06%	0.00%
	2014		0.30%	3.20%	16.68	24.24	9,552,708	175,923,220	1.55%	4.18%	0.18%
	2013		0.65%	3.20%	16.36	23.81	10,317,699	184,552,492	35.66%	39.16%	0.45%
	2012		0.65%	3.20%	11.99	17.51	9,373,136	121,750,939	14.58%	17.48%	1.21%
	2011		0.65%	3.15%	10.49	12.18	8,903,616	99,455,460	1.15%	3.35%	0.00%
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class
	2015		0.65%	1.90%	7.71	8.04	17,770	139,424	-16.61%	-15.56%	1.59%
	2014		0.60%	1.90%	9.25	9.54	13,176	123,192	-6.68%	-5.46%	1.66%
	2013	4/18/13	0.60%	1.90%	9.91	10.09	6,337	63,377	-2.57%	4.75%	1.93%
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class
	2015		0.30%	3.20%	7.33	7.99	27,622,413	212,918,114	-17.89%	-15.47%	1.59%
	2014		0.30%	3.20%	8.92	9.48	18,013,586	166,516,334	-8.12%	-5.70%	1.22%
	2013		0.60%	3.20%	9.71	10.05	9,192,141	91,068,793	-11.02%	-8.72%	1.02%
	2012	9/28/12	0.65%	3.20%	10.91	11.01	666,865	7,314,827	1.90%	8.84%	1.87%
LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class
	2015		0.60%	0.65%	18.73	18.80	5,893	110,478	-5.48%	-5.43%	0.84%
	2014		0.60%	0.65%	19.81	19.88	17,740	351,615	2.82%	2.87%	2.46%
	2013	10/30/13	0.60%	0.65%	19.27	19.32	5,234	100,976	2.22%	4.63%	2.77%
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class
	2015		0.60%	3.20%	10.09	15.84	45,976,859	547,885,035	-8.08%	-5.66%	1.68%
	2014		0.60%	3.20%	10.92	17.19	35,940,252	459,214,185	-0.02%	2.61%	1.41%
	2013		0.60%	3.20%	10.88	17.16	24,406,648	307,536,644	14.26%	17.16%	2.10%
	2012		0.65%	3.15%	9.94	14.98	6,108,551	65,997,067	13.07%	15.93%	0.57%
	2011		0.65%	3.15%	8.77	9.73	3,350,081	31,584,371	-5.50%	-3.44%	0.78%
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class
	2015		0.60%	1.70%	9.62	9.90	26,009	255,285	-5.93%	-4.89%	1.05%
	2014		0.60%	1.70%	10.23	10.41	28,334	292,902	-1.89%	-0.81%	0.99%
	2013	9/17/13	0.60%	1.70%	10.42	10.50	26,759	279,805	1.48%	4.71%	0.00%
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class
	2015		0.65%	3.20%	9.16	9.80	95,115,923	905,299,405	-7.66%	-5.27%	0.78%
	2014		0.65%	3.20%	9.92	10.35	74,198,915	753,659,786	-3.69%	-1.20%	0.90%
	2013	5/20/13	0.65%	3.20%	10.30	10.47	29,999,735	311,901,805	1.26%	9.06%	0.00%
LVIP BlackRock Inflation Protected Bond Fund Standard Class
	2015		0.60%	1.90%	9.83	10.83	61,202	653,809	-4.65%	-3.40%	1.06%
	2014		0.60%	1.90%	10.66	11.21	45,430	500,779	1.33%	2.45%	1.58%
	2013		0.60%	1.70%	10.52	10.94	42,520	457,685	-9.92%	-8.92%	0.43%
	2012	3/1/12	0.60%	1.90%	11.34	12.01	28,208	334,580	0.82%	5.06%	0.00%
LVIP BlackRock Inflation Protected Bond Fund Service Class
	2015		0.59%	3.14%	9.09	10.66	73,741,592	741,288,073	-6.07%	-3.64%	1.19%
	2014		0.59%	3.14%	9.68	11.07	74,918,783	789,620,892	-0.36%	2.21%	0.95%
	2013		0.59%	3.14%	9.62	10.83	72,358,284	753,786,479	-11.45%	-8.33%	0.33%
	2012		0.65%	3.20%	10.62	11.92	32,045,992	370,932,011	2.90%	5.56%	0.00%
	2011		0.65%	3.20%	10.74	11.27	20,637,422	228,952,130	8.74%	11.04%	3.13%
LVIP BlackRock Multi-Asset Income Fund Standard Class
	2015		0.40%	0.40%	9.47	9.47	23,295	220,487	-4.31%	-4.31%	1.44%
	2014	10/22/14	0.40%	0.40%	9.89	9.89	21,018	207,896	-0.07%	-0.07%	38.76%
LVIP BlackRock Multi-Asset Income Fund Service Class
	2015		0.30%	1.65%	9.23	9.32	379,203	3,524,117	-5.73%	-5.21%	4.81%
	2014	7/17/14	1.10%	1.65%	9.80	9.83	97,900	961,740	-2.80%	-1.52%	6.05%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class
	2015	8/25/15	0.65%	0.65%	9.06	9.06	33,610	304,560	-0.26%	-0.26%	0.37%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class
	2015	5/19/15	0.65%	3.00%	8.91	9.05	2,965,601	26,647,714	-13.35%	-1.64%	0.22%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Clarion Global Real Estate Fund Standard Class
	2015		0.40%	0.40%	$10.31	$10.31	29,765	$306,765	-1.62%	-1.62%	3.05%
	2014	9/22/14	0.40%	0.40%	10.48	10.48	27,800	291,225	5.78%	5.78%	2.84%
LVIP Clarion Global Real Estate Fund Service Class
	2015		0.30%	3.20%	7.94	17.83	11,895,797	105,644,091	-4.57%	-2.06%	2.84%
	2014		0.60%	3.20%	8.29	18.63	11,604,961	105,950,000	10.02%	12.92%	2.23%
	2013		0.60%	3.20%	7.51	16.89	12,385,268	101,071,326	-0.21%	2.37%	0.00%
	2012		0.65%	3.20%	7.50	16.89	11,904,617	95,736,001	20.48%	23.59%	0.00%
	2011		0.65%	3.20%	6.20	10.58	12,157,357	79,776,963	-11.47%	-9.49%	0.00%
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class
	2015	5/18/15	0.65%	3.15%	9.15	9.30	5,489,986	50,734,955	-9.06%	0.74%	1.28%
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class
	2015		0.65%	1.70%	9.88	10.09	6,889	68,980	-5.52%	-4.52%	1.25%
	2014	12/18/14	0.65%	1.70%	10.45	10.56	6,259	65,848	-0.99%	-0.09%	1.61%
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class
	2015		0.65%	3.20%	9.52	10.02	12,493,072	122,709,888	-7.26%	-4.86%	1.02%
	2014	1/8/14	0.65%	3.20%	10.26	10.53	5,878,451	61,310,738	-1.30%	9.14%	2.28%
LVIP Delaware Bond Fund Standard Class
	2015		0.40%	3.00%	10.16	19.62	5,497,881	94,155,133	-2.58%	-0.01%	2.26%
	2014		0.40%	3.00%	10.43	19.82	6,086,602	106,592,128	2.84%	4.61%	1.91%
	2013		1.30%	3.00%	10.14	18.97	7,178,428	121,752,782	-5.20%	-3.57%	1.68%
	2012		1.30%	3.00%	10.70	19.69	8,572,620	152,403,393	3.46%	5.23%	1.89%
	2011		1.30%	3.00%	12.73	18.73	10,208,683	174,089,656	4.82%	6.25%	3.14%
LVIP Delaware Bond Fund Service Class
	2015		0.30%	3.20%	9.88	14.69	213,372,807	2,823,625,874	-3.12%	-0.56%	2.08%
	2014		0.60%	3.20%	10.20	14.83	197,607,072	2,647,516,142	2.28%	4.97%	1.75%
	2013		0.60%	3.20%	9.97	14.24	189,824,697	2,446,199,219	-5.71%	-3.28%	1.53%
	2012		0.65%	3.20%	10.57	14.82	172,657,336	2,330,108,586	2.94%	5.55%	1.76%
	2011		0.65%	3.15%	10.27	14.14	146,615,142	1,917,256,346	4.19%	6.56%	3.24%
LVIP Delaware Diversified Floating Rate Fund Standard Class
	2015		0.40%	2.15%	9.38	10.28	174,165	1,749,425	-2.82%	-1.31%	2.02%
	2014		0.60%	2.15%	9.66	10.41	126,128	1,279,012	-1.52%	0.01%	1.50%
	2013		0.60%	2.15%	10.01	10.41	97,323	988,536	-0.94%	0.15%	2.00%
	2012	3/26/12	0.60%	1.70%	10.10	10.40	4,316	44,255	0.43%	2.17%	2.90%
LVIP Delaware Diversified Floating Rate Fund Service Class
	2015		0.30%	3.20%	8.78	10.13	75,927,711	723,155,146	-4.09%	-1.56%	1.32%
	2014		0.60%	3.20%	9.15	10.29	76,869,743	751,796,586	-2.80%	-0.24%	1.15%
	2013		0.60%	3.20%	9.42	10.30	67,745,589	671,179,345	-2.66%	-0.15%	0.83%
	2012		0.65%	3.20%	9.67	10.31	19,747,210	197,971,410	0.69%	3.29%	1.39%
	2011		0.65%	3.20%	9.63	9.97	13,165,319	129,180,469	-3.29%	-1.23%	2.27%
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class
	2015		1.30%	2.65%	13.24	19.60	258,273	4,810,124	-3.91%	-2.61%	1.56%
	2014		1.30%	2.65%	13.76	20.12	323,940	6,233,953	1.61%	3.00%	2.22%
	2013		1.30%	2.65%	13.52	19.54	426,362	7,980,316	17.21%	18.68%	1.37%
	2012		1.30%	2.55%	11.53	16.52	567,202	8,954,404	10.44%	11.83%	1.59%
	2011		1.30%	2.55%	10.44	14.88	731,988	10,388,706	-4.49%	-3.29%	1.99%
LVIP Delaware Foundation Aggressive Allocation Fund Service Class
	2015		0.75%	2.85%	12.79	18.87	900,203	14,777,248	-4.35%	-2.31%	1.33%
	2014		0.65%	2.85%	13.37	19.44	1,085,243	18,532,982	1.15%	3.40%	1.94%
	2013		0.65%	2.85%	13.21	18.93	1,304,751	21,722,483	16.57%	19.16%	1.26%
	2012		0.65%	2.90%	11.13	16.00	1,506,881	21,274,343	9.84%	12.28%	1.44%
	2011		0.65%	2.85%	9.93	14.35	1,807,281	23,106,109	-5.02%	-2.90%	1.72%
LVIP Delaware Social Awareness Fund Standard Class
	2015		1.30%	2.80%	16.04	27.23	345,403	8,181,511	-3.41%	-1.95%	1.38%
	2014		1.30%	2.80%	16.56	27.93	380,182	9,350,606	12.02%	13.71%	1.46%
	2013		1.30%	2.80%	14.73	23.88	451,153	9,794,822	31.95%	33.94%	1.19%
	2012		1.30%	2.80%	11.13	17.98	560,004	9,070,228	12.21%	13.79%	0.73%
	2011		1.30%	2.70%	9.90	15.93	682,911	9,729,522	-1.99%	-0.66%	0.69%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Social Awareness Fund Service Class
	2015		0.65%	3.15%	$14.48	$25.16	3,033,071	$60,575,856	-3.94%	-1.66%	1.08%
	2014		0.65%	3.00%	15.03	25.76	3,110,764	64,510,306	11.40%	14.05%	1.21%
	2013		0.65%	3.00%	13.46	22.75	3,317,344	61,218,438	31.21%	34.34%	0.97%
	2012		0.65%	3.00%	10.55	17.05	3,180,903	45,098,660	11.49%	14.14%	0.40%
	2011		0.65%	3.00%	9.35	15.05	3,498,836	44,160,362	-2.48%	-0.36%	0.41%
LVIP Delaware Special Opportunities Fund Service Class
	2015		0.65%	3.15%	11.93	20.78	3,788,707	50,665,570	-3.19%	-0.74%	0.91%
	2014		0.65%	3.15%	12.28	21.42	3,774,984	51,324,683	3.93%	6.56%	0.99%
	2013		0.65%	3.15%	11.79	20.57	3,943,413	50,793,495	29.19%	32.45%	0.79%
	2012		0.65%	3.15%	9.10	15.89	3,869,080	37,946,677	10.98%	13.79%	0.42%
	2011		0.65%	3.15%	8.19	9.04	4,447,468	38,587,554	-8.14%	-6.14%	0.00%
LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class
	2015		0.40%	1.90%	8.70	9.92	182,420	1,794,623	-5.78%	-4.35%	0.84%
	2014		0.40%	1.90%	9.91	10.39	264,344	2,731,923	-9.24%	-8.05%	2.51%
	2013		0.60%	1.90%	10.92	11.30	152,261	1,718,117	12.96%	14.43%	2.79%
	2012		0.60%	1.90%	9.70	9.87	84,607	834,490	16.77%	18.00%	3.53%
	2011	12/5/11	0.65%	1.70%	8.31	8.36	11,357	94,696	-3.15%	1.73%	0.00%
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class
	2015		0.60%	3.20%	8.69	10.62	25,143,655	234,564,080	-7.23%	-4.78%	0.82%
	2014		0.60%	3.20%	9.37	11.18	17,282,606	171,228,521	-10.64%	-8.29%	2.38%
	2013		0.60%	3.20%	10.49	12.22	8,871,404	96,814,879	11.22%	14.09%	2.74%
	2012		0.65%	3.20%	9.46	9.83	2,937,775	28,397,526	14.97%	17.70%	2.59%
	2011	5/24/11	0.65%	3.00%	8.23	8.35	1,692,525	14,040,113	-18.73%	1.75%	0.17%
LVIP Dimensional International Core Equity Fund Standard Class
	2015	6/30/15	0.40%	0.65%	9.04	9.06	37,724	341,341	-7.33%	0.76%	1.90%
LVIP Dimensional International Core Equity Fund Service Class
	2015	5/19/15	0.30%	2.95%	8.89	9.05	598,280	5,366,591	-12.59%	3.19%	1.57%
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	2015	7/13/15	0.40%	0.65%	9.59	23.08	44,751	942,332	-4.91%	1.67%	3.20%
LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	2015		0.60%	2.95%	13.93	19.40	2,534,588	39,639,227	-5.18%	-2.99%	1.28%
	2014		0.65%	2.95%	14.68	20.46	2,602,579	42,493,002	9.50%	12.04%	1.55%
	2013		0.65%	2.95%	13.39	18.68	3,082,752	45,481,537	28.94%	31.94%	1.45%
	2012		0.65%	2.95%	10.38	14.49	3,189,434	36,050,101	11.58%	14.17%	0.72%
	2011		0.65%	2.95%	9.18	10.32	3,596,976	36,014,898	-1.94%	0.09%	0.73%
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class
	2015		0.40%	1.90%	9.57	13.50	352,952	4,437,665	-9.35%	-7.98%	1.18%
	2014		0.40%	1.90%	14.03	14.70	332,493	4,813,792	2.73%	4.07%	1.26%
	2013		0.60%	1.90%	13.65	14.13	162,325	2,289,505	26.74%	28.40%	1.66%
	2012		0.60%	1.90%	10.81	10.99	82,495	906,466	15.43%	16.65%	1.67%
	2011	12/5/11	0.65%	1.70%	9.36	9.42	8,907	83,740	-0.06%	0.74%	0.00%
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class
	2015		0.30%	3.20%	9.55	14.72	29,811,348	378,661,197	-10.75%	-8.12%	1.05%
	2014		0.30%	3.20%	13.26	16.11	21,410,663	300,277,840	1.15%	3.81%	0.90%
	2013		0.60%	3.20%	13.18	15.56	12,170,990	166,034,802	25.05%	28.02%	1.22%
	2012		0.65%	3.00%	10.54	10.95	4,541,689	48,901,415	13.66%	16.36%	1.01%
	2011	5/24/11	0.65%	3.00%	9.27	9.41	2,594,767	24,262,709	-8.42%	11.63%	0.00%
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	2015	9/8/15	0.40%	0.65%	9.44	9.45	54,721	516,873	0.38%	2.18%	1.06%
LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	2015	5/20/15	0.30%	2.95%	9.28	9.45	372,458	3,485,776	-8.68%	2.19%	1.22%
LVIP Dimensional/Vanguard Total Bond Fund Standard Class
	2015		0.40%	1.90%	10.15	10.78	330,344	3,514,167	-1.57%	-0.09%	1.49%
	2014		0.40%	1.90%	10.31	10.81	459,743	4,935,666	2.67%	4.01%	2.15%
	2013		0.60%	1.90%	10.04	10.39	221,441	2,289,428	-4.59%	-3.34%	2.10%
	2012		0.60%	1.90%	10.56	10.74	93,099	999,276	1.98%	3.06%	2.58%
	2011	12/5/11	0.65%	1.70%	10.35	10.42	8,895	92,396	0.20%	0.56%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional/Vanguard Total Bond Fund Service Class
	2015		0.30%	3.20%	$9.45	$10.66	40,323,253	$408,799,837	-3.09%	-0.53%	1.49%
	2014		0.60%	3.20%	9.75	10.71	32,833,097	338,067,481	1.11%	3.77%	1.65%
	2013		0.60%	3.20%	9.64	10.31	21,685,649	217,354,625	-6.06%	-3.63%	1.40%
	2012		0.65%	3.20%	10.26	10.70	12,172,914	127,902,501	0.22%	2.81%	1.73%
	2011	5/23/11	0.65%	3.20%	10.12	10.41	4,856,542	50,192,610	-0.13%	3.71%	0.26%
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class
	2015		0.65%	0.65%	9.54	9.54	1,014	9,674	-8.31%	-8.31%	1.64%
	2014	9/22/14	0.65%	0.65%	10.40	10.40	1,900	19,769	-2.92%	-2.92%	1.56%
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class
	2015		0.60%	3.20%	9.00	9.48	17,970,955	166,643,018	-10.93%	-8.58%	3.14%
	2014	1/9/14	0.60%	3.20%	10.10	10.37	8,583,610	87,998,782	-4.39%	8.31%	2.44%
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
	2015		1.10%	1.65%	9.49	9.58	218,147	2,083,712	-4.59%	-4.06%	1.84%
	2014	8/11/14	1.10%	1.65%	9.95	9.98	59,280	591,623	-1.44%	0.36%	3.93%
LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	2015		0.65%	0.65%	16.17	16.17	7,033	113,698	-2.63%	-2.63%	4.16%
	2014	8/25/14	0.65%	0.65%	16.60	16.60	2,012	33,410	-0.15%	-0.15%	1.98%
	2012	9/12/12	1.70%	1.70%	13.97	13.97	3,663	51,153	0.55%	0.55%	1.49%
LVIP Global Conservative Allocation Managed Risk Fund Service Class
	2015		0.60%	3.20%	11.00	15.17	86,710,812	1,244,285,799	-5.31%	-2.82%	1.89%
	2014		0.60%	3.20%	11.62	15.72	82,528,356	1,231,323,568	2.11%	4.75%	1.84%
	2013		0.65%	3.20%	11.38	15.09	76,136,302	1,095,714,114	6.03%	8.76%	1.86%
	2012		0.60%	3.20%	10.74	13.96	59,642,778	797,064,640	6.11%	8.79%	4.29%
	2011		0.65%	3.15%	10.62	12.91	33,493,486	417,683,901	0.47%	2.76%	1.79%
LVIP Global Growth Allocation Managed Risk Fund Standard Class
	2015		0.60%	1.70%	15.12	16.26	247,590	4,002,312	-5.31%	-4.27%	1.98%
	2014		0.60%	1.70%	15.97	16.98	241,037	4,067,734	1.72%	2.85%	2.19%
	2013	1/10/13	0.60%	1.70%	15.70	16.51	222,966	3,659,166	5.21%	9.34%	3.44%
	2012		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.51%
LVIP Global Growth Allocation Managed Risk Fund Service Class
	2015		0.30%	3.20%	9.68	13.77	654,613,205	8,408,274,523	-6.96%	-4.22%	1.76%
	2014		0.30%	3.20%	11.44	14.69	608,030,501	8,257,330,275	-0.05%	2.54%	2.01%
	2013		0.65%	3.20%	11.45	14.66	458,530,041	6,143,754,716	9.70%	12.53%	2.07%
	2012		0.65%	3.20%	10.45	13.33	196,562,087	2,378,472,131	5.50%	8.17%	3.11%
	2011		0.65%	3.15%	9.94	11.84	64,143,521	733,350,041	-3.05%	-0.89%	1.76%
LVIP Global Income Fund Standard Class
	2015	12/14/15	0.40%	0.40%	9.74	9.74	5,445	53,033	0.28%	0.28%	0.00%
LVIP Global Income Fund Service Class
	2015		0.30%	3.20%	8.89	11.79	54,548,202	599,143,037	-5.35%	-2.85%	2.97%
	2014		0.60%	3.20%	9.39	12.14	51,337,307	586,449,226	-1.52%	1.08%	0.37%
	2013		0.60%	3.20%	9.54	12.05	44,409,424	507,160,913	-6.12%	-3.66%	0.26%
	2012		0.60%	3.20%	10.08	12.50	40,326,405	482,894,133	4.04%	6.78%	1.75%
	2011		0.60%	3.20%	10.75	11.71	34,679,354	393,735,508	-2.01%	0.23%	4.55%
LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	2015		0.65%	1.70%	15.05	16.12	49,475	767,170	-5.00%	-4.00%	2.46%
	2014		0.65%	1.70%	15.84	15.84	36,624	583,356	2.39%	2.39%	3.93%
	2013	11/14/13	1.70%	1.70%	15.47	15.47	3,252	50,305	1.72%	1.72%	1.69%
LVIP Global Moderate Allocation Managed Risk Fund Service Class
	2015		0.30%	3.20%	9.74	14.52	494,104,981	6,624,070,189	-6.65%	-3.90%	1.79%
	2014		0.30%	3.20%	11.47	15.25	462,756,704	6,543,502,598	0.61%	3.26%	1.88%
	2013		0.60%	3.20%	11.40	14.87	374,792,206	5,192,083,585	8.07%	10.86%	1.88%
	2012		0.65%	3.20%	10.55	13.49	210,587,184	2,680,696,958	5.88%	8.61%	3.73%
	2011		0.65%	3.20%	11.07	12.49	97,255,844	1,171,356,272	-1.92%	0.26%	1.56%
LVIP Goldman Sachs Income Builder Fund Standard Class
	2015		0.40%	0.40%	9.60	9.60	1,998	19,182	-4.24%	-4.24%	3.26%
	2014	9/25/14	0.40%	0.40%	10.02	10.02	1,998	20,030	-0.68%	-0.68%	2.54%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Goldman Sachs Income Builder Fund Service Class
	2015		1.10%	1.65%	$9.36	$9.45	261,456	$2,467,548	-5.66%	-5.14%	5.42%
	2014	7/17/14	1.10%	1.65%	9.93	9.96	59,236	589,544	-2.73%	-1.55%	6.10%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class
	2015		0.65%	3.20%	9.36	9.72	11,727,842	112,125,691	-7.98%	-5.79%	2.34%
	2014	5/21/14	0.65%	3.00%	10.16	10.32	2,962,723	30,368,858	-1.27%	5.42%	1.21%
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class
	2015		0.65%	1.70%	9.26	9.46	7,824	73,270	-10.13%	-9.18%	1.80%
	2014	12/18/14	0.65%	1.70%	10.31	10.42	7,645	79,229	-0.55%	0.20%	1.38%
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class
	2015		0.60%	3.00%	8.96	9.40	12,266,560	112,987,141	-11.60%	-9.45%	1.76%
	2014	1/8/14	0.60%	3.00%	10.14	10.39	6,726,601	69,143,345	-2.64%	6.66%	1.51%
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class
	2015		0.60%	3.20%	8.85	15.11	29,066,347	285,610,686	-7.45%	-5.01%	0.00%
	2014		0.60%	3.20%	9.53	16.28	23,713,219	248,098,513	-10.46%	-8.14%	0.00%
	2013		0.65%	3.20%	10.61	18.14	14,636,851	168,724,647	20.60%	23.72%	0.00%
	2012		0.65%	3.20%	8.79	15.00	4,348,921	40,704,286	2.87%	5.52%	0.00%
	2011		0.65%	3.20%	8.51	9.40	3,834,978	34,168,087	-10.38%	-8.43%	0.00%
LVIP JPMorgan High Yield Fund Standard Class
	2015	3/16/15	0.40%	0.40%	9.46	9.46	3,650	34,516	-5.90%	-5.90%	6.27%
LVIP JPMorgan High Yield Fund Service Class
	2015		0.30%	3.20%	10.44	12.96	11,845,097	144,644,651	-7.19%	-4.75%	4.76%
	2014		0.60%	3.20%	11.25	13.61	11,221,017	145,022,804	-0.65%	1.97%	4.03%
	2013		0.60%	3.20%	11.32	13.32	11,062,730	141,403,669	2.95%	5.61%	4.78%
	2012		0.65%	3.20%	11.00	12.61	10,089,573	123,454,963	11.02%	13.89%	5.08%
	2011		0.65%	3.20%	10.50	10.98	6,925,613	75,331,715	-0.40%	1.36%	9.46%
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class
	2015		0.60%	1.70%	20.73	21.13	9,667	202,679	-8.57%	-8.29%	0.78%
	2014	3/11/14	0.60%	0.90%	22.67	23.04	3,485	80,064	2.19%	6.57%	1.70%
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class
	2015		0.30%	3.20%	10.30	17.81	33,655,363	386,903,796	-10.86%	-8.51%	0.58%
	2014		0.60%	3.20%	11.52	19.93	24,046,021	305,870,193	4.45%	7.20%	0.67%
	2013		0.60%	3.20%	11.02	19.04	15,748,040	189,103,437	19.96%	23.06%	0.42%
	2012		0.65%	3.20%	9.15	15.83	3,507,185	34,515,420	10.17%	12.73%	0.00%
	2011		0.65%	2.95%	8.30	10.87	2,717,477	23,880,418	-4.71%	-2.64%	0.00%
LVIP Managed Risk Profile 2010 Fund Service Class
	2015		0.75%	2.80%	10.57	12.61	412,768	4,819,910	-4.56%	-2.58%	1.52%
	2014		0.75%	2.80%	11.08	12.95	466,189	5,629,418	1.63%	3.73%	1.55%
	2013		0.75%	2.80%	10.90	12.48	550,183	6,458,866	5.66%	7.85%	0.99%
	2012		0.75%	2.80%	10.31	11.57	669,034	7,354,722	5.28%	7.46%	1.67%
	2011		0.75%	2.80%	9.80	10.77	761,580	7,858,988	-1.80%	0.24%	0.74%
LVIP Managed Risk Profile 2020 Fund Service Class
	2015		0.75%	2.80%	10.14	12.10	962,889	10,787,116	-5.15%	-3.18%	1.38%
	2014		0.75%	2.80%	10.69	12.50	1,237,075	14,457,969	1.25%	3.35%	1.53%
	2013		0.75%	2.80%	10.56	12.09	1,483,685	16,908,022	7.79%	10.02%	1.13%
	2012		0.75%	2.80%	9.80	10.99	1,525,836	15,957,108	5.12%	7.30%	1.53%
	2011		0.75%	2.80%	9.32	10.24	1,695,997	16,681,468	-2.81%	-0.80%	0.74%
LVIP Managed Risk Profile 2030 Fund Service Class
	2015		0.75%	2.85%	9.92	11.89	570,149	6,240,374	-5.63%	-3.63%	1.42%
	2014		0.75%	2.85%	10.52	12.34	643,512	7,396,794	0.98%	3.12%	1.59%
	2013		0.75%	2.85%	10.41	11.97	866,126	9,728,805	10.27%	12.61%	1.06%
	2012		0.75%	2.85%	9.44	10.63	1,045,549	10,532,657	4.61%	6.82%	1.32%
	2011		0.75%	2.85%	9.03	9.95	1,054,400	10,026,943	-3.60%	-1.55%	0.63%
LVIP Managed Risk Profile 2040 Fund Service Class
	2015		1.15%	2.85%	9.35	10.82	529,161	5,465,955	-6.18%	-4.57%	1.44%
	2014		1.15%	2.85%	9.96	11.34	551,697	6,008,028	0.32%	2.04%	1.99%
	2013		1.15%	2.85%	9.93	11.12	568,319	6,093,933	12.99%	14.92%	1.03%
	2012		1.15%	2.85%	8.79	9.67	594,495	5,576,367	3.86%	5.64%	1.19%
	2011		1.15%	2.85%	8.47	9.16	633,963	5,663,052	-4.47%	-2.83%	0.62%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP MFS International Growth Fund Standard Class
	2015		0.40%	0.40%	$9.42	$9.42	2,315	$21,813	0.89%	0.89%	1.04%
	2014	12/26/14	0.40%	0.40%	9.34	9.34	1,030	9,625	-1.20%	-1.20%	0.00%
LVIP MFS International Growth Fund Service Class
	2015		0.30%	3.15%	7.96	13.81	16,027,294	151,468,387	-2.09%	0.44%	0.94%
	2014		0.60%	3.15%	8.11	13.77	16,020,823	152,281,315	-8.09%	-5.86%	0.81%
	2013		0.60%	3.00%	8.81	14.66	15,179,658	154,127,586	9.97%	12.64%	0.58%
	2012		0.60%	3.00%	8.00	13.10	14,701,095	133,401,119	15.65%	18.40%	0.52%
	2011		0.60%	2.95%	6.91	11.04	14,718,003	113,856,658	-12.63%	-10.64%	2.85%
LVIP MFS International Growth Managed Volatility Fund Service Class
	2015		0.65%	3.20%	8.63	9.23	18,835,776	169,165,297	-3.28%	-0.78%	0.88%
	2014		0.65%	3.20%	8.93	9.31	9,592,942	87,740,296	-10.27%	-7.95%	0.77%
	2013	5/20/13	0.65%	3.20%	9.95	10.11	3,467,430	34,818,787	-0.83%	7.53%	1.28%
LVIP MFS Value Fund Standard Class
	2015		0.40%	0.40%	10.66	10.66	819	8,726	-0.94%	-0.94%	2.11%
	2014	12/11/14	0.40%	0.40%	10.76	10.76	635	6,835	0.95%	0.95%	2.30%
LVIP MFS Value Fund Service Class
	2015		0.30%	3.20%	10.63	18.77	56,764,141	823,905,112	-3.92%	-1.09%	1.79%
	2014		0.30%	3.20%	12.38	19.49	59,468,552	879,626,819	6.76%	9.52%	2.18%
	2013		0.65%	3.20%	11.55	18.21	62,841,073	850,091,010	31.35%	34.74%	1.47%
	2012		0.65%	3.20%	8.76	13.83	66,735,671	672,516,930	12.44%	15.29%	0.98%
	2011		0.65%	3.15%	7.77	10.79	64,066,802	551,815,744	-3.15%	-1.00%	1.33%
LVIP Mondrian International Value Fund Standard Class
	2015		0.40%	2.70%	8.70	21.80	628,928	12,634,030	-6.36%	-4.18%	2.78%
	2014		0.40%	2.70%	11.90	23.08	718,501	15,332,417	-5.14%	-3.80%	3.77%
	2013		1.30%	2.70%	12.52	23.46	794,784	17,910,281	18.60%	20.27%	2.50%
	2012		1.30%	2.70%	10.53	19.66	798,201	15,038,849	6.70%	8.20%	2.74%
	2011		1.30%	2.70%	9.85	18.32	983,587	17,121,039	-6.72%	-5.45%	2.83%
LVIP Mondrian International Value Fund Service Class
	2015		0.30%	3.18%	8.51	20.22	22,114,744	278,699,287	-7.04%	-4.64%	2.70%
	2014		0.63%	3.18%	9.51	21.36	22,620,521	301,725,103	-5.83%	-3.40%	3.72%
	2013		0.63%	3.18%	10.05	22.26	23,262,285	323,304,014	17.74%	20.78%	2.88%
	2012		0.65%	3.20%	8.50	18.56	7,898,412	108,228,121	5.90%	8.63%	2.67%
	2011		0.65%	3.20%	8.00	17.21	7,933,392	102,799,297	-7.14%	-5.07%	2.83%
LVIP Money Market Fund Standard Class
	2015		0.65%	2.80%	8.33	10.93	2,909,749	28,823,142	-2.64%	-0.63%	0.02%
	2014		0.65%	2.70%	8.55	11.09	3,254,385	32,987,039	-2.64%	-0.62%	0.03%
	2013		0.65%	2.70%	8.78	11.24	3,896,189	40,141,761	-2.64%	-0.63%	0.02%
	2012		0.65%	2.70%	9.01	11.39	4,634,580	48,429,176	-2.59%	-1.27%	0.03%
	2011		1.30%	2.65%	9.25	11.55	5,721,128	60,993,041	-2.59%	-1.26%	0.03%
LVIP Money Market Fund Service Class
	2015		0.60%	3.20%	8.25	10.15	25,821,065	243,717,501	-3.13%	-0.60%	0.02%
	2014		0.60%	3.20%	8.49	10.22	27,288,172	261,892,224	-3.12%	-0.57%	0.03%
	2013		0.60%	3.20%	8.73	10.31	28,577,156	279,399,807	-3.13%	-0.59%	0.02%
	2012		0.60%	3.20%	8.96	10.38	32,954,585	327,023,277	-3.12%	-0.57%	0.03%
	2011		0.60%	3.20%	9.20	10.47	35,549,205	358,035,288	-2.78%	-0.58%	0.03%
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	2015		0.65%	2.95%	8.77	9.08	2,123,933	19,025,104	-9.80%	-7.84%	1.63%
	2014	5/19/14	0.80%	2.95%	9.72	9.85	516,390	5,056,784	-5.26%	2.70%	3.04%
LVIP PIMCO Low Duration Bond Fund Standard Class
	2015		0.40%	1.70%	10.05	10.12	149,857	1,512,236	0.76%	1.16%	3.08%
	2014	9/2/14	0.40%	0.80%	9.98	10.00	8,434	84,176	-0.60%	-0.33%	0.60%
LVIP PIMCO Low Duration Bond Fund Service Class
	2015		0.30%	3.20%	9.62	10.09	22,297,255	220,065,680	-1.88%	1.01%	1.71%
	2014	5/19/14	0.30%	3.20%	9.81	9.99	5,401,272	53,510,888	-1.61%	-0.19%	0.98%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSgA Bond Index Fund Standard Class
	2015		0.40%	1.70%	$10.25	$12.17	63,453	$741,796	-1.44%	-0.15%	3.31%
	2014		0.40%	1.70%	11.48	12.21	37,055	423,147	3.97%	5.12%	3.37%
	2013		0.60%	1.70%	11.04	11.58	14,497	164,424	-4.21%	-3.20%	4.11%
	2012	7/12/12	0.65%	1.70%	11.53	11.96	2,256	26,227	0.27%	0.42%	1.80%
LVIP SSgA Bond Index Fund Service Class
	2015		0.60%	3.20%	9.57	12.59	80,405,273	934,380,829	-3.10%	-0.60%	2.21%
	2014		0.60%	3.15%	9.87	12.68	83,120,936	981,948,234	2.21%	4.85%	1.59%
	2013		0.60%	3.15%	9.64	12.10	87,085,679	992,038,834	-5.83%	-3.44%	1.73%
	2012		0.65%	3.15%	10.24	12.53	83,692,180	997,851,378	0.39%	2.93%	2.22%
	2011		0.65%	3.15%	10.18	12.17	81,296,726	952,715,198	4.07%	6.44%	2.79%
LVIP SSgA Conservative Index Allocation Fund Service Class
	2015		0.65%	3.00%	10.95	12.44	5,459,576	64,280,361	-4.11%	-1.83%	1.86%
	2014		0.65%	3.00%	11.42	12.67	5,037,227	61,012,308	1.38%	3.79%	1.59%
	2013		0.65%	3.00%	11.27	12.21	4,858,768	57,187,856	3.38%	5.84%	1.31%
	2012		0.65%	3.00%	10.90	11.53	4,957,355	55,716,735	5.60%	8.11%	2.90%
	2011		0.65%	3.00%	10.35	10.57	3,047,205	32,014,658	-0.39%	1.12%	0.23%
LVIP SSgA Conservative Structured Allocation Fund Standard Class
	2015		0.40%	0.40%	9.98	9.98	56,256	561,459	-2.25%	-2.25%	2.98%
	2014	11/17/14	0.40%	0.40%	10.21	10.21	16,276	166,185	0.41%	0.41%	3.83%
LVIP SSgA Conservative Structured Allocation Fund Service Class
	2015		0.30%	3.00%	10.85	12.32	15,209,136	177,202,319	-5.00%	-2.74%	2.29%
	2014		0.65%	3.15%	11.07	12.67	15,729,078	189,999,017	2.01%	4.59%	2.21%
	2013		0.65%	3.15%	10.85	12.11	16,283,286	189,828,966	3.49%	6.11%	1.73%
	2012		0.65%	3.15%	10.48	11.42	17,898,932	198,661,657	4.74%	7.39%	3.92%
	2011		0.65%	3.15%	10.33	10.53	13,733,029	143,541,076	-0.19%	1.22%	0.21%
LVIP SSgA Developed International 150 Fund Standard Class
	2015		0.40%	1.90%	8.92	15.44	23,110	284,992	-6.10%	-4.68%	3.27%
	2014		0.40%	1.90%	11.38	16.18	18,936	253,336	-0.99%	0.26%	6.42%
	2013	2/8/13	0.65%	1.90%	11.49	16.14	1,864	24,964	14.46%	15.32%	5.33%
LVIP SSgA Developed International 150 Fund Service Class
	2015		0.30%	3.00%	8.89	13.02	13,881,988	136,712,693	-7.36%	-4.82%	2.69%
	2014		0.30%	3.00%	9.72	14.04	13,887,185	145,571,689	-2.33%	-0.01%	2.97%
	2013		0.65%	3.00%	9.93	14.37	14,069,224	149,031,537	16.47%	19.24%	2.40%
	2012		0.65%	3.00%	8.51	12.33	15,786,539	141,627,471	10.07%	12.63%	2.40%
	2011		0.65%	2.95%	7.73	8.35	16,169,685	130,126,370	-14.82%	-12.92%	2.29%
LVIP SSgA Emerging Markets 100 Fund Standard Class
	2015		0.40%	1.90%	7.11	13.15	43,400	514,809	-18.60%	-17.38%	4.93%
	2014		0.40%	1.90%	8.74	15.95	30,189	462,463	-5.19%	-3.95%	3.72%
	2013		0.60%	1.90%	9.22	16.60	17,442	279,682	-4.66%	-3.41%	3.07%
	2012		0.60%	1.90%	16.52	16.52	6,313	104,207	10.75%	10.75%	4.73%
	2011	12/5/11	1.70%	1.70%	14.91	14.91	944	14,087	-4.18%	-4.18%	0.00%
LVIP SSgA Emerging Markets 100 Fund Service Class
	2015		0.30%	3.15%	6.59	11.08	16,052,711	153,201,469	-19.82%	-17.79%	4.26%
	2014		0.65%	3.15%	8.22	13.79	14,465,410	169,702,676	-6.60%	-4.24%	2.73%
	2013		0.65%	3.15%	8.80	14.74	14,368,529	177,864,010	-6.08%	-3.70%	2.04%
	2012		0.65%	3.15%	9.37	15.66	13,590,884	176,646,426	8.90%	11.66%	2.42%
	2011		0.65%	3.15%	11.31	12.22	13,252,989	155,980,136	-17.54%	-15.70%	2.37%
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class
	2015		0.60%	0.90%	14.97	15.26	32,703	497,007	-7.36%	-7.08%	5.91%
	2014		0.60%	1.70%	15.44	16.42	13,756	222,653	2.22%	3.34%	3.08%
	2013		0.60%	1.70%	15.68	15.89	13,034	200,129	8.82%	9.15%	5.24%
	2012	9/4/12	0.60%	0.90%	14.41	14.56	4,351	63,094	-0.01%	4.07%	2.41%
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class
	2015		0.65%	3.20%	9.41	12.86	74,854,612	866,175,460	-9.69%	-7.35%	2.83%
	2014		0.65%	3.20%	10.37	14.21	70,165,415	885,053,206	0.44%	3.04%	2.19%
	2013		0.65%	3.20%	10.28	14.11	59,096,862	732,112,426	6.09%	8.82%	2.28%
	2012		0.65%	3.20%	9.65	13.27	31,954,603	367,052,105	7.44%	10.16%	3.41%
	2011		0.65%	3.15%	9.13	10.94	21,907,148	231,199,458	-2.80%	-0.69%	1.48%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSgA International Index Fund Standard Class
	2015		0.40%	1.90%	$8.99	$15.02	73,618	$794,436	-3.08%	-1.61%	3.25%
	2014		0.40%	1.90%	14.38	15.29	32,119	416,234	-7.43%	-6.41%	3.97%
	2013		0.60%	1.70%	16.30	16.34	10,493	170,136	20.20%	20.26%	1.97%
	2012	5/16/12	0.60%	0.65%	13.56	13.59	2,485	33,709	18.03%	22.12%	2.50%
LVIP SSgA International Index Fund Service Class
	2015		0.30%	3.00%	8.15	13.25	28,875,632	257,372,034	-4.38%	-2.05%	2.22%
	2014		0.60%	3.00%	8.51	13.40	29,861,518	274,485,051	-8.86%	-6.69%	2.42%
	2013		0.65%	3.00%	9.33	14.51	30,268,833	301,347,579	17.13%	19.91%	1.51%
	2012		0.65%	3.00%	7.95	12.38	24,895,325	208,702,144	14.39%	17.05%	1.66%
	2011		0.65%	2.95%	6.94	7.50	26,518,034	191,861,496	-15.05%	-13.16%	1.15%
LVIP SSgA International Managed Volatility Fund Service Class
	2015		0.60%	3.15%	8.45	8.86	9,188,993	79,614,522	-6.60%	-4.33%	3.26%
	2014	1/7/14	0.60%	3.00%	9.04	9.26	1,647,011	15,091,764	-12.34%	-4.71%	4.04%
LVIP SSgA Large Cap 100 Fund Standard Class
	2015		0.40%	2.15%	10.52	26.64	79,295	1,674,464	-6.70%	-5.05%	2.91%
	2014		0.40%	2.15%	17.50	28.02	73,723	1,636,051	14.24%	15.97%	3.30%
	2013		0.65%	2.15%	24.16	24.16	43,459	791,897	34.97%	34.97%	5.67%
	2012	12/17/12	0.65%	0.65%	17.90	17.90	210	3,764	0.29%	0.29%	0.00%
LVIP SSgA Large Cap 100 Fund Service Class
	2015		0.30%	3.15%	10.49	22.46	16,840,070	286,594,249	-7.86%	-5.20%	2.37%
	2014		0.30%	3.15%	16.62	24.32	17,880,867	325,179,992	12.83%	15.68%	2.22%
	2013		0.65%	3.15%	14.73	21.51	19,935,882	316,760,013	31.30%	34.62%	1.93%
	2012		0.65%	3.15%	11.22	16.35	23,390,895	279,058,585	8.48%	11.22%	1.33%
	2011		0.65%	3.15%	10.42	11.25	26,026,743	282,152,292	-0.81%	1.40%	1.37%
LVIP SSgA Large Cap Managed Volatility Fund Standard Class
	2015		0.65%	0.90%	10.94	10.94	2,858	31,051	-5.78%	-5.78%	4.75%
	2014		0.65%	0.65%	11.61	11.61	122	1,417	5.82%	5.82%	1.92%
	2013	7/2/13	0.65%	0.65%	10.97	10.97	129	1,412	11.12%	11.12%	1.50%
LVIP SSgA Large Cap Managed Volatility Fund Service Class
	2015		0.65%	3.20%	10.16	10.86	16,332,756	172,633,442	-8.37%	-6.00%	1.76%
	2014		0.65%	3.20%	11.12	11.56	8,699,562	98,855,910	3.09%	5.54%	3.16%
	2013	5/21/13	0.65%	3.00%	10.79	10.95	2,385,134	25,947,518	2.68%	10.29%	2.63%
LVIP SSgA Moderate Index Allocation Fund Service Class
	2015		0.60%	3.20%	11.01	13.22	15,160,769	189,010,996	-4.81%	-2.30%	1.56%
	2014		0.60%	3.20%	11.56	13.53	14,787,994	190,721,763	0.87%	3.53%	1.85%
	2013		0.60%	3.20%	11.46	13.07	13,875,395	174,568,913	8.65%	11.51%	1.29%
	2012		0.60%	3.20%	10.56	11.68	11,876,296	135,403,254	7.97%	10.59%	2.38%
	2011		0.65%	3.15%	10.29	10.50	6,709,031	69,827,648	-3.03%	-1.62%	0.09%
LVIP SSgA Moderate Structured Allocation Fund Standard Class
	2015	1/20/15	0.40%	0.40%	9.90	9.90	17,102	169,228	-3.04%	-3.04%	5.24%
LVIP SSgA Moderate Structured Allocation Fund Service Class
	2015		0.30%	3.20%	10.89	13.05	61,184,827	752,630,226	-6.00%	-3.53%	2.52%
	2014		0.60%	3.20%	11.58	13.53	64,486,754	830,390,736	1.98%	4.66%	2.42%
	2013		0.60%	3.20%	11.36	12.90	69,297,730	861,705,250	8.99%	11.80%	2.34%
	2012		0.65%	3.20%	10.43	11.54	47,682,796	535,387,963	6.85%	9.55%	3.72%
	2011		0.65%	3.15%	10.25	10.52	32,114,185	332,998,959	-2.82%	-0.71%	0.20%
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class
	2015		0.65%	3.20%	11.06	13.33	12,525,058	158,020,143	-5.36%	-2.91%	1.59%
	2014		0.65%	3.20%	11.69	13.73	12,652,800	166,055,729	0.48%	3.08%	1.91%
	2013		0.65%	3.20%	11.63	13.32	12,507,329	160,686,710	10.92%	13.78%	1.31%
	2012		0.65%	3.20%	10.64	11.70	11,219,554	127,959,706	9.25%	11.84%	2.25%
	2011		0.65%	3.00%	10.15	10.39	7,300,410	75,180,805	-5.47%	-3.90%	0.03%
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class
	2015		0.30%	3.20%	9.79	13.34	32,056,760	403,797,689	-6.76%	-4.01%	2.85%
	2014		0.30%	3.20%	11.89	13.94	32,084,393	426,551,480	1.71%	4.34%	2.70%
	2013		0.65%	3.20%	11.69	13.36	31,418,682	404,618,283	11.26%	14.14%	2.21%
	2012		0.65%	3.20%	10.95	11.71	31,366,763	357,707,878	7.83%	10.39%	3.99%
	2011		0.65%	3.00%	10.30	10.59	22,719,184	237,348,906	-4.61%	-2.73%	0.18%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSgA S&P 500 Index Fund Standard Class
	2015		0.40%	2.75%	$11.04	$24.39	1,975,673	$32,697,167	-1.43%	0.77%	1.83%
	2014		0.40%	2.60%	14.85	24.25	2,174,940	36,149,470	10.52%	12.75%	1.88%
	2013		0.60%	2.60%	13.44	21.45	2,441,004	36,194,110	28.61%	31.15%	2.35%
	2012		0.65%	2.60%	10.45	11.44	141,381	1,630,111	12.68%	14.04%	0.86%
	2011		1.40%	2.60%	9.27	10.04	191,922	1,897,063	-0.76%	0.43%	0.97%
LVIP SSgA S&P 500 Index Fund Service Class
	2015		0.30%	3.20%	11.02	20.56	54,705,403	855,810,465	-2.26%	0.61%	1.64%
	2014		0.30%	3.20%	13.72	20.98	54,354,571	857,087,479	9.58%	12.41%	1.65%
	2013		0.65%	3.20%	12.46	19.10	59,168,258	838,667,663	27.60%	30.82%	1.44%
	2012		0.65%	3.15%	9.73	14.94	45,862,651	502,663,971	11.78%	14.61%	0.76%
	2011		0.65%	3.15%	8.67	9.97	43,622,939	421,172,307	-1.26%	0.94%	0.68%
LVIP SSgA Small-Cap Index Fund Standard Class
	2015		0.40%	1.90%	10.14	23.43	118,255	2,000,553	-6.51%	-5.10%	1.09%
	2014		0.40%	1.90%	16.08	24.74	66,149	1,427,063	2.70%	4.05%	1.00%
	2013		0.60%	1.90%	15.66	23.77	28,036	625,775	35.31%	37.08%	1.75%
	2012		0.60%	1.90%	16.67	16.67	3,759	61,884	13.94%	13.94%	1.24%
	2011	12/5/11	1.70%	1.70%	14.63	14.63	798	11,669	-0.78%	-0.78%	0.00%
LVIP SSgA Small-Cap Index Fund Service Class
	2015		0.30%	3.20%	10.12	19.75	20,044,094	251,759,365	-7.95%	-5.24%	0.69%
	2014		0.30%	3.20%	12.25	21.40	20,318,198	272,886,482	1.12%	3.77%	0.58%
	2013		0.60%	3.20%	12.07	21.11	22,742,885	297,575,702	33.24%	36.67%	0.62%
	2012		0.65%	3.20%	9.03	15.80	14,853,295	143,442,614	11.97%	14.86%	0.46%
	2011		0.65%	3.20%	8.03	8.89	14,871,629	126,195,557	-7.48%	-5.42%	0.11%
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class
	2015		0.65%	1.70%	9.71	9.99	15,652	155,922	-10.23%	-9.28%	0.82%
	2014		0.65%	1.70%	11.01	11.01	7,373	80,913	-2.04%	-2.04%	1.29%
	2013	12/19/13	0.65%	0.65%	11.24	11.24	3,565	40,066	3.04%	3.04%	1.09%
LVIP SSgA Small-Cap Managed Volatility Fund Service Class
	2015		0.60%	3.20%	9.28	9.94	18,004,358	173,814,321	-11.78%	-9.45%	0.70%
	2014		0.60%	3.20%	10.52	10.96	8,275,647	89,207,699	-4.73%	-2.27%	1.30%
	2013	5/20/13	0.65%	3.20%	11.04	11.22	2,436,000	27,146,121	2.73%	11.29%	2.08%
LVIP SSgA Small-Mid Cap 200 Fund Standard Class
	2015		0.40%	2.15%	9.65	24.56	87,536	1,642,914	-8.82%	-7.21%	2.78%
	2014		0.40%	2.15%	15.23	26.52	75,395	1,469,320	2.08%	3.68%	4.59%
	2013		0.60%	2.15%	25.50	25.50	38,577	792,799	33.62%	33.62%	7.43%
	2012	7/18/12	0.65%	0.65%	19.09	19.09	1,129	21,540	7.77%	7.77%	2.82%
LVIP SSgA Small-Mid Cap 200 Fund Service Class
	2015		0.30%	3.15%	9.63	20.70	6,127,104	108,191,274	-9.96%	-7.36%	2.31%
	2014		0.30%	3.15%	14.46	22.94	5,695,923	110,563,563	0.82%	3.37%	3.13%
	2013		0.65%	3.15%	14.35	22.71	5,835,284	110,745,734	30.00%	33.29%	2.37%
	2012		0.65%	3.15%	11.04	17.43	6,502,550	93,579,793	10.02%	12.81%	2.26%
	2011		0.65%	3.15%	12.39	13.39	6,952,262	89,660,120	-5.20%	-3.09%	1.40%
LVIP T. Rowe Price Growth Stock Fund Standard Class
	2015		0.40%	0.40%	12.24	12.24	9,393	114,980	10.29%	10.29%	0.00%
	2014	7/24/14	0.40%	0.40%	11.10	11.10	4,568	50,706	3.89%	3.89%	0.00%
LVIP T. Rowe Price Growth Stock Fund Service Class
	2015		0.30%	3.20%	12.21	23.44	15,980,655	258,976,178	7.18%	10.12%	0.00%
	2014		0.30%	3.00%	13.54	21.86	11,919,254	177,584,848	5.24%	7.74%	0.00%
	2013		0.65%	3.00%	12.85	20.76	13,530,291	188,596,407	34.61%	37.81%	0.00%
	2012		0.65%	3.00%	9.53	15.42	14,060,882	143,608,085	14.59%	17.25%	0.00%
	2011		0.65%	2.95%	8.31	9.20	9,783,128	86,030,329	-4.65%	-2.53%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	2015		0.40%	3.00%	15.90	30.25	109,041	2,836,264	-0.92%	0.78%	0.13%
	2014		1.30%	3.00%	16.05	30.01	103,895	2,726,197	8.29%	10.15%	0.22%
	2013		1.30%	3.00%	14.82	27.25	112,290	2,692,674	30.82%	33.06%	0.00%
	2012		1.30%	3.00%	13.18	20.64	126,393	2,298,791	13.09%	14.80%	0.00%
	2011		1.30%	2.80%	11.62	18.13	137,181	2,184,638	-6.38%	-5.11%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	2015		0.30%	3.20%	$15.54	$29.13	4,884,187	$115,246,446	-1.36%	1.19%	0.00%
	2014		0.65%	3.20%	15.75	28.99	3,954,096	93,424,091	7.80%	10.58%	0.00%
	2013		0.65%	3.20%	14.64	26.40	4,027,389	87,518,859	30.29%	33.59%	0.00%
	2012		0.65%	3.15%	11.49	19.90	4,766,371	80,236,899	12.64%	15.26%	0.00%
	2011		0.65%	2.95%	11.02	17.39	4,086,361	60,225,079	-6.81%	-4.74%	0.00%
LVIP Templeton Growth Managed Volatility Fund Service Class
	2015		0.30%	3.20%	8.19	13.73	74,921,702	683,969,015	-11.15%	-8.80%	1.27%
	2014		0.60%	3.20%	9.18	15.36	58,481,505	593,312,037	-5.31%	-2.82%	1.47%
	2013		0.60%	3.20%	9.66	16.18	35,895,869	379,146,347	15.86%	18.86%	1.49%
	2012		0.65%	3.20%	8.31	13.93	17,221,882	154,522,717	17.16%	20.13%	1.77%
	2011		0.65%	3.15%	7.07	10.81	15,769,152	118,673,830	-6.11%	-3.96%	2.04%
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	2015	11/5/15	0.65%	0.65%	9.59	9.59	3,446	33,058	-1.90%	-1.90%	1.36%
LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	2015	5/18/15	0.65%	3.00%	9.43	9.58	24,692,694	235,159,439	-6.26%	-0.07%	2.32%
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class
	2015		1.30%	2.80%	14.20	20.36	132,967	2,331,556	-1.46%	0.03%	0.00%
	2014		1.30%	2.80%	14.36	20.35	126,910	2,252,518	2.49%	3.99%	0.00%
	2013		1.30%	2.75%	13.98	19.57	142,373	2,446,788	22.22%	23.88%	0.00%
	2012		1.30%	2.65%	11.42	15.80	160,781	2,243,019	13.35%	14.89%	0.00%
	2011		1.30%	2.65%	10.06	13.82	173,576	2,112,536	-8.15%	-6.90%	0.20%
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class
	2015		0.60%	3.20%	12.76	19.60	21,622,553	358,222,133	-2.10%	0.48%	0.00%
	2014		0.60%	3.20%	13.03	19.65	13,936,492	234,535,641	1.78%	4.46%	0.00%
	2013		0.60%	3.20%	12.80	18.96	9,802,967	160,591,468	21.24%	24.37%	0.00%
	2012		0.65%	3.20%	10.56	15.35	4,411,010	60,049,258	12.45%	15.35%	0.00%
	2011		0.65%	3.20%	9.84	13.40	4,028,664	48,611,933	-8.53%	-6.54%	0.00%
LVIP Vanguard Domestic Equity ETF Fund Standard Class
	2015		0.40%	1.90%	10.78	15.47	36,788	530,619	-2.19%	-0.71%	1.74%
	2014		0.40%	1.90%	14.89	15.61	31,272	451,338	10.10%	11.54%	2.01%
	2013		0.60%	1.90%	13.53	13.99	27,270	375,037	28.07%	29.74%	1.36%
	2012	6/22/12	0.60%	1.90%	10.56	10.79	10,419	112,131	-0.96%	9.08%	1.88%
LVIP Vanguard Domestic Equity ETF Fund Service Class
	2015		0.30%	3.20%	13.56	16.80	7,371,010	107,974,953	-3.69%	-1.20%	1.45%
	2014		0.65%	3.20%	14.08	17.04	6,643,364	99,287,489	8.41%	11.21%	1.69%
	2013		0.65%	3.20%	12.99	15.35	5,998,517	81,252,076	26.10%	29.36%	1.12%
	2012		0.65%	3.20%	10.31	11.89	4,232,339	44,730,410	11.32%	14.13%	1.59%
	2011	5/31/11	0.65%	3.15%	9.26	10.44	1,559,907	14,571,491	-8.09%	11.02%	0.84%
LVIP Vanguard International Equity ETF Fund Standard Class
	2015		0.40%	1.90%	9.03	10.40	67,448	685,549	-4.78%	-3.34%	3.30%
	2014		0.40%	1.90%	10.29	10.79	36,374	384,735	-6.44%	-5.21%	2.13%
	2013		0.60%	1.90%	11.00	11.38	32,064	359,162	12.59%	14.08%	4.76%
	2012	3/26/12	0.60%	1.90%	9.77	9.97	5,807	57,783	1.29%	18.64%	7.35%
LVIP Vanguard International Equity ETF Fund Service Class
	2015		0.30%	3.20%	9.12	11.03	6,828,594	67,184,750	-6.24%	-3.81%	2.26%
	2014		0.65%	3.20%	9.72	11.49	5,333,936	55,028,501	-7.88%	-5.50%	2.05%
	2013		0.65%	3.20%	10.56	12.18	3,780,849	41,605,443	10.86%	13.72%	2.24%
	2012		0.65%	3.20%	9.53	10.74	2,676,477	26,145,484	15.35%	18.27%	5.00%
	2011	5/24/11	0.65%	3.15%	8.26	9.10	1,069,284	8,915,387	-18.92%	6.08%	0.00%
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class
	2015		0.60%	1.70%	10.82	11.13	55,938	621,392	-6.42%	-5.38%	2.25%
	2014		0.60%	1.70%	11.56	11.76	37,183	436,118	4.39%	5.49%	4.51%
	2013	11/14/13	0.65%	1.70%	11.07	11.15	10,150	112,800	2.47%	3.36%	1.67%
LVIP VIP Contrafund Managed Volatility Portfolio Service Class
	2015		0.60%	3.20%	10.30	11.03	38,465,190	412,240,126	-8.14%	-5.72%	1.51%
	2014		0.60%	3.20%	11.21	11.70	23,523,972	270,309,819	2.48%	5.18%	3.57%
	2013	5/20/13	0.60%	3.20%	10.94	11.13	8,656,233	95,635,695	4.63%	14.23%	1.77%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class
	2015	2/20/15	0.65%	0.90%	$9.66	$9.70	9,027	$87,497	-8.13%	0.22%	0.85%
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class
	2015		0.60%	3.20%	9.28	9.65	7,058,558	66,898,619	-7.60%	-5.36%	0.41%
	2014	5/23/14	0.60%	3.00%	10.04	10.19	1,133,185	11,470,979	-3.04%	8.82%	2.02%
LVIP Wellington Capital Growth Fund Service Class
	2015		0.30%	3.15%	14.01	21.49	18,605,082	313,479,427	5.77%	8.44%	0.00%
	2014		0.65%	3.15%	13.20	20.28	20,181,591	316,319,544	7.65%	10.37%	0.00%
	2013		0.65%	3.15%	12.22	18.80	22,655,444	323,041,540	31.66%	34.79%	0.00%
	2012		0.65%	3.00%	9.26	14.27	25,591,881	271,319,390	15.26%	18.00%	0.00%
	2011		0.65%	3.00%	8.02	10.50	22,126,342	198,333,052	-11.75%	-9.83%	0.00%
LVIP Wellington Mid-Cap Value Fund Service Class
	2015		0.30%	3.20%	10.07	21.31	5,875,292	74,397,028	-4.85%	-2.05%	0.17%
	2014		0.30%	3.20%	11.81	22.35	10,536,038	137,001,352	4.62%	7.32%	0.14%
	2013		0.65%	3.20%	11.25	21.31	5,852,727	71,933,341	29.60%	32.95%	0.23%
	2012		0.65%	3.20%	8.65	16.40	6,254,372	58,307,396	19.92%	23.01%	0.14%
	2011		0.65%	3.20%	7.18	7.95	5,810,819	44,365,619	-12.09%	-10.13%	0.00%
Lord Abbett Series Fund Bond Debenture Portfolio Class VC
	2015		0.30%	1.65%	9.66	9.86	735,945	7,172,203	-3.14%	-1.92%	6.41%
	2014	7/8/14	0.40%	1.65%	9.97	10.05	157,782	1,579,707	-1.68%	-0.05%	9.97%
Lord Abbett Series Fund Developing Growth Portfolio Class VC
	2015		0.30%	1.65%	9.88	10.10	358,101	3,564,305	-9.71%	-8.48%	0.00%
	2014	7/8/14	0.30%	1.65%	10.94	11.03	81,316	892,992	0.88%	6.22%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC
	2015		0.65%	2.55%	13.80	22.86	708,620	14,585,552	-5.88%	-4.07%	1.13%
	2014		0.65%	2.55%	14.66	23.83	767,451	16,471,424	4.44%	6.45%	0.44%
	2013		0.65%	2.55%	14.04	22.38	850,301	17,237,836	32.34%	34.88%	0.23%
	2012		0.65%	2.55%	10.61	16.60	987,863	14,919,914	7.80%	9.87%	0.54%
	2011		0.65%	2.55%	14.28	15.11	1,045,826	14,435,281	-6.80%	-5.11%	0.24%
Lord Abbett Series Fund Short Duration Income Portfolio Class VC
	2015		0.30%	1.65%	9.79	10.01	1,336,246	13,185,468	-1.07%	0.28%	3.95%
	2014	7/8/14	0.30%	1.65%	9.90	9.98	265,058	2,631,988	-1.03%	-0.55%	3.98%
MFS VIT Core Equity Series Service Class
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.63%
	2014		1.30%	2.65%	16.11	23.66	128,539	2,602,187	8.07%	9.54%	0.53%
	2013		1.30%	2.65%	14.89	21.60	150,821	2,787,669	30.72%	32.50%	0.79%
	2012		1.30%	2.65%	11.37	16.30	153,734	2,143,823	12.92%	14.45%	0.47%
	2011		1.30%	2.65%	10.06	14.36	182,259	2,225,017	-3.86%	-2.55%	0.66%
MFS VIT Growth Series Initial Class
	2015		1.40%	2.35%	21.68	30.21	152,724	3,321,139	5.06%	6.06%	0.16%
	2014		1.40%	2.35%	20.44	28.70	158,635	3,260,919	6.42%	7.43%	0.10%
	2013		1.40%	2.35%	19.03	26.91	178,292	3,411,475	33.68%	34.95%	0.23%
	2012		1.40%	2.35%	14.10	20.09	194,320	2,756,529	14.66%	15.76%	0.00%
	2011		1.40%	2.35%	12.18	17.49	217,368	2,664,912	-2.64%	-1.71%	0.19%
MFS VIT Growth Series Service Class
	2015		0.30%	2.95%	10.38	30.40	3,425,811	64,088,413	4.18%	6.61%	0.00%
	2014		0.65%	3.15%	9.85	28.86	2,896,838	50,741,615	5.31%	7.98%	0.00%
	2013		0.65%	3.15%	9.23	27.05	2,388,555	39,011,618	32.26%	35.61%	0.13%
	2012		0.65%	3.15%	6.88	20.19	2,031,830	24,495,882	13.45%	16.32%	0.00%
	2011		0.65%	3.15%	5.99	17.57	1,819,693	18,605,962	-3.31%	-1.20%	0.02%
MFS VIT Total Return Series Initial Class
	2015		1.40%	2.35%	17.49	20.76	368,176	7,565,445	-2.69%	-1.76%	2.55%
	2014		1.40%	2.35%	17.97	21.13	434,113	9,082,276	5.97%	6.99%	1.83%
	2013		1.40%	2.35%	16.96	19.75	523,192	10,232,408	16.28%	17.39%	1.72%
	2012		1.40%	2.35%	14.53	16.82	641,850	10,712,722	8.67%	9.71%	2.73%
	2011		1.40%	2.35%	13.27	15.34	771,762	11,755,872	-0.59%	0.36%	2.54%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS VIT Total Return Series Service Class
	2015		0.75%	0.75%	$14.23	$14.23	332	$4,724	-1.33%	-1.33%	0.83%
	2014	1/10/14	0.75%	1.95%	14.42	17.38	794	13,179	2.11%	7.29%	2.59%
	2012		0.65%	3.00%	10.78	15.45	21,159,447	278,375,650	7.66%	10.22%	2.49%
	2011		0.65%	3.00%	9.88	14.13	23,744,780	287,424,116	-1.27%	0.93%	2.35%
MFS VIT Utilities Series Initial Class
	2015		0.40%	2.35%	8.69	39.69	252,468	7,611,161	-16.51%	-14.86%	4.09%
	2014		0.40%	2.35%	31.76	47.45	297,483	10,684,081	10.11%	11.17%	2.07%
	2013		1.40%	2.35%	28.63	43.00	329,869	10,793,626	17.72%	18.84%	2.31%
	2012		1.40%	2.35%	24.14	36.46	368,766	10,154,800	10.85%	11.91%	6.65%
	2011		1.40%	2.35%	21.61	32.82	438,395	10,788,087	4.30%	5.30%	3.17%
MFS VIT Utilities Series Service Class
	2015		0.30%	3.20%	12.12	39.96	8,343,493	187,475,679	-17.44%	-15.31%	3.95%
	2014		0.65%	3.20%	14.69	47.76	8,596,870	233,370,004	8.92%	11.74%	1.91%
	2013		0.65%	3.20%	13.48	43.26	8,857,378	217,755,613	16.43%	19.44%	2.07%
	2012		0.65%	3.20%	11.58	36.65	9,710,700	202,449,105	9.65%	12.48%	6.46%
	2011		0.65%	3.20%	12.18	32.38	9,912,951	187,068,650	3.51%	5.82%	3.04%
MFS VIT II Core Equity Portfolio Service Class
	2015	3/27/15	1.30%	2.65%	15.65	23.26	118,784	2,350,101	-4.66%	-3.67%	0.29%
MFS VIT II International Value Series Initial Class
	2015		0.40%	0.40%	10.39	10.39	15,106	156,900	6.23%	6.23%	2.21%
	2014	12/26/14	0.40%	0.40%	9.78	9.78	7,060	69,032	-1.37%	-1.37%	0.00%
MFS VIT II International Value Series Service Class
	2015		0.30%	1.65%	10.13	10.36	1,036,935	10,588,129	4.58%	6.00%	2.28%
	2014	6/27/14	0.30%	1.65%	9.69	9.77	179,168	1,740,765	-4.68%	-0.41%	1.13%
Morgan Stanley UIF Capital Growth Portfolio Class II
	2015		0.65%	2.30%	18.10	38.83	54,729	1,801,323	9.42%	11.24%	0.00%
	2014		0.65%	2.30%	19.90	34.90	59,632	1,743,735	3.68%	5.40%	0.00%
	2013		0.65%	2.30%	18.74	33.11	70,080	1,998,069	44.51%	46.76%	0.21%
	2012		0.65%	2.20%	12.90	22.56	80,314	1,585,107	11.96%	13.31%	0.00%
	2011		0.65%	1.85%	19.30	19.91	83,417	1,463,259	-4.63%	-3.67%	0.00%
NB AMT Mid Cap Growth Portfolio I Class
	2012		1.15%	2.90%	13.79	21.86	1,992,717	36,876,586	9.31%	11.13%	0.00%
	2011		1.15%	2.80%	12.41	19.70	2,549,870	42,704,716	-2.30%	-0.68%	0.00%
NB AMT Mid Cap Intrinsic Value Portfolio I Class
	2015		1.15%	3.15%	13.72	27.17	1,170,110	29,139,938	-10.96%	-9.38%	0.74%
	2014		1.15%	2.90%	15.38	30.19	1,351,272	37,598,861	10.58%	12.54%	1.04%
	2013		1.15%	2.90%	14.70	27.02	1,643,558	40,691,909	33.14%	35.48%	1.15%
	2012		1.15%	2.90%	10.97	20.08	1,996,543	36,696,208	12.28%	14.21%	0.59%
	2011		1.15%	2.85%	9.71	17.71	2,478,404	40,147,591	-9.12%	-7.57%	0.60%
Oppenheimer Global Fund/VA Service Shares
	2015		0.65%	2.20%	13.89	25.45	360,739	7,985,822	1.42%	3.00%	1.06%
	2014		0.65%	2.20%	13.68	24.71	396,094	8,514,677	-0.17%	1.39%	0.86%
	2013		0.65%	2.20%	13.68	24.37	413,888	8,792,629	24.35%	26.17%	1.17%
	2012		0.65%	2.10%	11.00	19.32	451,145	7,598,199	18.44%	20.17%	1.93%
	2011		0.65%	2.20%	10.60	16.08	489,083	6,783,278	-10.52%	-9.12%	0.80%
Oppenheimer International Growth Fund/VA Non-Service Shares
	2015		0.40%	0.80%	9.26	9.32	59,618	554,988	2.61%	3.02%	1.19%
	2014	9/22/14	0.40%	0.80%	9.02	9.04	58,349	527,486	-3.86%	2.07%	0.00%
Oppenheimer International Growth Fund/VA Service Shares
	2015		0.30%	1.65%	9.11	9.20	645,587	5,928,744	1.42%	1.99%	0.70%
	2014	6/30/14	1.10%	1.65%	8.98	9.02	133,741	1,204,995	-9.94%	-5.22%	0.00%
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares
	2015	1/20/15	0.40%	0.40%	10.42	10.42	3,478	36,248	-2.86%	-2.86%	1.20%
Oppenheimer Main Street Small Cap Fund/VA Service Shares
	2015		0.30%	1.65%	10.17	10.26	438,963	4,495,929	-7.63%	-7.12%	0.68%
	2014	6/27/14	1.10%	1.65%	11.01	11.05	78,643	868,036	6.41%	11.95%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT All Asset All Authority Portfolio Advisor Class
	2015		1.10%	1.50%	$7.99	$8.04	111,256	$891,058	-13.71%	-13.36%	2.96%
	2014	7/10/14	1.10%	1.65%	9.25	9.28	80,259	744,225	-8.62%	-6.62%	6.83%
PIMCO VIT All Asset All Authority Portfolio Institutional Class
	2015		0.40%	0.80%	8.17	8.17	23,948	195,479	-12.52%	-12.52%	3.50%
	2014	9/15/14	0.40%	0.40%	9.33	9.33	10,366	96,766	-6.31%	-6.31%	7.83%
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class
	2015		0.65%	2.75%	6.32	7.54	1,365,622	9,729,125	-27.68%	-26.14%	4.22%
	2014		0.65%	2.80%	8.67	10.20	1,160,090	11,263,973	-20.83%	-19.15%	0.27%
	2013		0.65%	2.75%	10.58	12.62	1,018,149	12,296,157	-16.86%	-15.27%	1.67%
	2012		0.65%	2.80%	12.56	14.90	970,247	13,956,075	2.23%	4.44%	2.44%
	2011		0.65%	2.80%	13.48	14.26	1,029,506	14,298,970	-10.10%	-8.14%	14.26%
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class
	2015		0.40%	0.40%	5.50	5.50	5,175	28,443	-25.88%	-25.88%	1.79%
	2014	9/12/14	0.40%	0.40%	7.41	7.41	556	4,126	-16.96%	-16.96%	0.28%
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class
	2015		1.10%	1.65%	9.16	9.24	155,282	1,432,749	-3.94%	-3.41%	5.26%
	2014	7/8/14	1.10%	1.65%	9.53	9.56	87,196	833,472	-7.47%	-5.25%	2.55%
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class
	2015	5/11/15	0.40%	0.40%	9.39	9.39	697	6,547	-6.68%	-6.68%	3.63%
PIMCO VIT Unconstrained Bond Portfolio Advisor Class
	2015		1.10%	1.65%	9.65	9.74	273,509	2,656,937	-3.39%	-2.86%	4.55%
	2014	7/18/14	0.30%	1.65%	9.99	10.08	55,732	558,170	-0.62%	0.23%	0.62%
PIMCO VIT Unconstrained Bond Portfolio Institutional Class
	2015	1/9/15	0.40%	0.40%	9.89	9.89	2,234	22,095	-1.86%	-1.86%	4.23%
Putnam VT Absolute Return 500 Fund Class IA
	2015	9/30/15	0.40%	0.40%	10.22	10.22	943	9,644	-0.20%	-0.20%	0.00%
Putnam VT Absolute Return 500 Fund Class IB
	2015		1.10%	1.65%	9.99	10.05	239,428	2,402,565	-2.02%	-1.63%	0.05%
	2014	7/17/14	1.10%	1.50%	10.19	10.22	80,141	818,364	1.70%	2.31%	0.00%
Putnam VT Global Health Care Fund Class IA
	2015	8/20/15	0.40%	0.40%	10.08	10.08	1,939	19,563	-3.44%	-3.44%	0.00%
Putnam VT Global Health Care Fund Class IB
	2015		0.30%	2.20%	23.67	29.41	610,533	9,761,142	5.44%	6.39%	0.00%
	2014		1.30%	2.65%	22.39	27.64	280,068	6,660,175	24.31%	25.99%	0.27%
	2013		1.30%	2.65%	17.89	21.94	214,575	4,055,822	37.97%	39.84%	1.22%
	2012		1.30%	2.65%	12.88	15.69	368,991	5,014,006	19.08%	20.69%	1.09%
	2011		1.30%	2.65%	10.74	13.00	229,560	2,578,235	-3.77%	-2.45%	0.83%
Putnam VT Growth & Income Fund Class IB
	2015		1.30%	2.35%	15.59	19.24	74,485	1,229,146	-9.68%	-8.73%	1.90%
	2014		1.30%	2.35%	14.04	21.30	96,045	1,738,887	8.16%	9.30%	1.33%
	2013		1.30%	2.35%	12.97	19.70	105,381	1,744,914	32.53%	33.93%	1.56%
	2012		1.30%	2.35%	9.77	14.86	103,687	1,285,320	16.37%	17.60%	1.78%
	2011		1.30%	2.35%	10.18	12.52	130,443	1,384,436	-6.86%	-5.87%	1.23%
Putnam VT Income Fund Class IB
	2015	6/23/15	0.30%	1.65%	9.56	9.64	214,052	2,051,661	-2.97%	-1.13%	0.00%
SIPT VP Market Growth Strategy Fund Class III
	2015		1.10%	1.65%	9.55	9.58	83,604	797,918	-4.87%	-4.72%	1.43%
	2014	7/16/14	1.10%	1.25%	10.04	10.05	25,852	259,802	-1.91%	-0.84%	5.61%
SIPT VP Market Plus Strategy Fund Class III
	2015		0.30%	1.50%	9.61	9.76	150,117	1,444,007	-5.02%	-4.11%	0.96%
	2014	7/2/14	0.30%	1.25%	10.12	10.18	109,455	1,107,606	-2.30%	3.98%	8.11%
Templeton Foreign VIP Fund Class 1
	2015		0.40%	0.40%	8.11	8.11	2,372	19,246	-6.68%	-6.68%	3.42%
	2014	9/25/14	0.40%	0.40%	8.70	8.70	2,307	20,057	-9.49%	-9.49%	0.00%
Templeton Foreign VIP Fund Class 4
	2015		0.30%	1.65%	7.93	8.08	198,634	1,582,413	-8.04%	-6.93%	2.88%
	2014	7/11/14	0.30%	1.50%	8.62	8.69	81,880	707,406	-13.21%	-4.86%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Templeton Global Bond VIP Fund Class 1
	2015		0.40%	0.80%	$9.54	$9.54	163,072	$1,555,040	-4.48%	-4.48%	7.78%
	2014	9/15/14	0.40%	0.40%	9.99	9.99	96,642	965,253	-1.71%	-1.71%	0.00%
Templeton Global Bond VIP Fund Class 2
	2015		0.60%	3.15%	9.43	17.81	23,440,742	396,170,672	-7.27%	-4.88%	7.86%
	2014		0.60%	3.15%	10.46	18.85	25,988,750	467,006,812	-1.33%	1.17%	5.08%
	2013		0.65%	3.15%	10.60	18.74	29,046,516	521,571,310	-1.52%	0.97%	4.79%
	2012		0.65%	3.15%	10.78	18.67	31,621,406	568,205,330	11.61%	14.32%	6.41%
	2011		0.65%	3.05%	14.79	16.43	36,180,320	574,633,153	-3.66%	-1.51%	5.68%
Templeton Global Bond VIP Fund Class 4
	2015		0.30%	1.65%	9.29	9.50	1,375,882	12,874,602	-5.96%	-4.68%	7.03%
	2014	6/30/14	0.30%	1.65%	9.88	9.97	398,338	3,945,389	-2.52%	-1.89%	0.00%
Templeton Growth VIP Fund Class 2
	2015		1.10%	2.90%	10.95	18.83	1,979,364	30,914,559	-9.16%	-7.51%	2.62%
	2014		1.10%	2.90%	12.05	20.52	2,321,118	39,440,270	-5.60%	-3.88%	1.35%
	2013		1.10%	2.90%	12.56	21.51	2,795,534	49,561,031	27.15%	29.39%	2.67%
	2012		1.10%	2.85%	9.71	16.75	3,394,051	46,734,678	17.73%	19.74%	2.05%
	2011		1.10%	2.80%	8.11	14.09	4,138,216	48,108,484	-9.55%	-7.99%	1.35%
Transparent Value Directional Allocation VI Portfolio Class I
	2015		0.40%	0.40%	9.67	9.67	3,434	33,213	-2.95%	-2.95%	0.00%
	2014	7/25/14	0.40%	0.40%	9.96	9.96	3,511	34,995	-3.23%	-3.23%	0.00%
Transparent Value Directional Allocation VI Portfolio Class II
	2015		1.10%	1.65%	9.48	9.54	813,132	7,738,723	-4.21%	-3.82%	0.00%
	2014	7/11/14	1.10%	1.50%	9.89	9.92	1,117,078	11,078,510	-3.44%	6.83%	0.00%
UIF Global Infrastructure Portfolio Class I
	2015		0.40%	0.40%	9.14	9.14	4,879	44,586	-14.10%	-14.10%	1.79%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	4,651	49,489	-1.02%	-1.02%	0.00%
UIF Global Infrastructure Portfolio Class II
	2015		0.30%	1.65%	8.91	8.99	357,756	3,211,909	-15.30%	-14.83%	1.69%
	2014	6/30/14	1.10%	1.65%	10.52	10.56	152,233	1,606,202	-0.23%	1.01%	0.00%
Van Eck VIP Global Hard Assets Fund Class S
	2015		0.30%	1.65%	4.90	5.01	251,082	1,241,231	-34.72%	-33.82%	0.02%
	2014	7/10/14	0.30%	1.65%	7.50	7.57	81,965	616,806	-28.81%	-22.40%	0.00%
Van Eck VIP Global Hard Assets Fund Initial Class
	2015		0.40%	0.40%	5.02	5.02	45,049	226,309	-33.71%	-33.71%	0.02%
	2014	7/24/14	0.40%	0.80%	7.56	7.58	25,206	191,019	-29.20%	-24.78%	0.00%
Virtus VIT Multi-Sector Fixed Income Series Class A
	2015		0.30%	1.65%	9.41	9.49	666,746	6,310,592	-2.87%	-2.34%	5.90%
	2014	7/2/14	1.10%	1.65%	9.69	9.72	138,168	1,341,749	-4.16%	-3.20%	6.12%
Virtus VIT Multi-Sector Fixed Income Series Class I
	2015	6/25/15	0.40%	0.40%	9.64	9.64	1,263	12,189	-3.61%	-3.61%	2.92%
Virtus VIT Equity Trends Series Class A
	2015		1.10%	1.65%	8.75	8.83	381,314	3,361,190	-10.81%	-10.32%	0.00%
	2014	7/15/14	0.30%	1.65%	9.81	9.89	267,587	2,631,015	-4.62%	2.50%	0.00%
Virtus VIT Equity Trends Series Class I
	2014	9/22/14	0.40%	0.40%	9.89	9.89	14,402	142,489	-3.90%	-3.90%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2015:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio Class B	$6,933,704	$7,209,122
AB VPS Growth and Income Portfolio Class B	71,141	74,053
AB VPS International Value Portfolio Class B	81,596	83,434
AB VPS Large Cap Growth Portfolio Class B	1,940,241	2,132,773
AB VPS Small/Mid Cap Value Portfolio Class A	37,662	4,140
AB VPS Small/Mid Cap Value Portfolio Class B	38,395,627	24,873,155
Alps|Alerian Energy Infrastructure Portfolio Class I	390,185	178,652
Alps|Alerian Energy Infrastructure Portfolio Class III	2,637,578	892,266
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	3,679,403	119,063
Alps|Stadion Tactical Defensive Portfolio Class I	169,774	188,926
Alps|Stadion Tactical Defensive Portfolio Class III	5,790,225	879,016
Alps|Stadion Tactical Growth Portfolio Class III	1,480,488	77,618
American Century VP Inflation Protection Fund Class II	34,837	26,268
American Funds Asset Allocation Fund Class 1	2,851,846	414,651
American Funds Asset Allocation Fund Class 4	43,454,669	802,211
American Funds Blue Chip Income and Growth Fund Class 1	602,208	107,822
American Funds Blue Chip Income and Growth Fund Class 4	8,586,426	877,055
American Funds Bond Fund Class 1	660,985	204,901
American Funds Capital Income Builder Fund Class 1	476,254	147,385
American Funds Capital Income Builder Fund Class 4	10,304,524	594,672
American Funds Global Balanced Fund Class 1	13,839	33,833
American Funds Global Bond Fund Class 1	385,652	136,274
American Funds Global Growth Fund Class 1	1,325,339	196,318
American Funds Global Growth Fund Class 2	48,995,000	38,117,621
American Funds Global Growth Fund Class 4	12,698,918	842,858
American Funds Global Growth and Income Fund Class 1	375,094	50,916
American Funds Global Small Capitalization Fund Class 1	168,472	51,126
American Funds Global Small Capitalization Fund Class 2	50,578,886	59,175,006
American Funds Global Small Capitalization Fund Class 4	4,299,500	365,743
American Funds Growth Fund Class 1	2,005,014	507,249
American Funds Growth Fund Class 2	319,085,178	252,056,410
American Funds Growth Fund Class 4	25,814,400	1,344,891
American Funds Growth-Income Fund Class 1	877,511	398,946
American Funds Growth-Income Fund Class 2	323,391,861	248,544,878
American Funds Growth-Income Fund Class 4	19,096,657	1,508,455
American Funds High-Income Bond Fund Class 1	283,743	44,003
American Funds International Fund Class 1	1,474,174	98,669
American Funds International Fund Class 2	84,649,270	68,521,053
American Funds International Fund Class 4	9,734,491	521,963

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds International Growth and Income Fund Class 1	$257,302	$130,224
American Funds Managed Risk Asset Allocation Fund Class P1	352,386	174,692
American Funds Managed Risk Asset Allocation Fund Class P2	26,832,809	1,104,833
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	1,976	22,444
American Funds Managed Risk Growth Fund Class P1	—	49,267
American Funds Managed Risk Growth-Income Fund Class P1	481	2,491
American Funds Managed Risk International Fund Class P1	43,422	82
American Funds Mortgage Fund Class 1	42,416	66,617
American Funds Mortgage Fund Class 4	5,292,474	881,727
American Funds New World Fund Class 1	756,197	120,924
American Funds New World Fund Class 4	9,131,456	562,322
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	67,231	126,032
BlackRock Global Allocation V.I. Fund Class I	1,780,227	181,379
BlackRock Global Allocation V.I. Fund Class III	112,118,118	130,284,323
BlackRock iShares Alternative Strategies V.I. Fund Class III	542,735	7,114
ClearBridge Variable Aggressive Growth Portfolio Class I	116,556	62,965
ClearBridge Variable Aggressive Growth Portfolio Class II	17,847,713	2,035,687
ClearBridge Variable Mid Cap Core Portfolio Class I	214,714	28,108
ClearBridge Variable Mid Cap Core Portfolio Class II	16,433,494	13,046,216
Delaware VIP Diversified Income Series Standard Class	2,608,410	340,547
Delaware VIP Diversified Income Series Service Class	205,822,171	105,629,026
Delaware VIP Emerging Markets Series Standard Class	1,666	4,837
Delaware VIP Emerging Markets Series Service Class	40,636,395	33,647,163
Delaware VIP High Yield Series Standard Class	3,791,239	4,166,999
Delaware VIP High Yield Series Service Class	29,613,041	46,614,636
Delaware VIP International Value Equity Series Standard Class	105,434	102,019
Delaware VIP Limited-Term Diversified Income Series Standard Class	147,375	237,356
Delaware VIP Limited-Term Diversified Income Series Service Class	78,639,309	100,665,026
Delaware VIP REIT Series Standard Class	558,181	2,632,051
Delaware VIP REIT Series Service Class	16,682,825	33,098,749
Delaware VIP Small Cap Value Series Standard Class	901,826	857,853
Delaware VIP Small Cap Value Series Service Class	49,591,328	46,494,124
Delaware VIP Smid Cap Growth Series Standard Class	926,812	1,263,271
Delaware VIP Smid Cap Growth Series Service Class	39,850,065	15,123,728
Delaware VIP U.S. Growth Series Service Class	47,863,265	40,658,241
Delaware VIP Value Series Standard Class	275,574	1,063,018
Delaware VIP Value Series Service Class	26,436,959	46,471,294
Deutsche Alternative Asset Allocation VIP Portfolio A	207,856	51,008
Deutsche Alternative Asset Allocation VIP Portfolio B	9,074,288	5,373,571
Deutsche Equity 500 Index VIP Portfolio A	727,833	1,194,861
Deutsche Small Cap Index VIP Portfolio A	389,391	740,240
Eaton Vance VT Floating-Rate Income Fund Initial Class	6,256,130	666,085
Eaton Vance VT Floating-Rate Income Fund Advisor Class	1,856,483	171,749
Fidelity VIP Contrafund Portfolio Initial Class	181,745	2,401
Fidelity VIP Contrafund Portfolio Service Class 2	124,615,701	109,038,405
Fidelity VIP Growth Portfolio Initial Class	296,351	689,041
Fidelity VIP Growth Portfolio Service Class 2	24,988,349	21,928,946
Fidelity VIP Mid Cap Portfolio Initial Class	134,083	16,363
Fidelity VIP Mid Cap Portfolio Service Class 2	84,314,834	62,930,678
Fidelity VIP Overseas Portfolio Service Class 2	50,256	52,499
Fidelity VIP Strategic Income Portfolio Initial Class	178,672	156
Fidelity VIP Strategic Income Portfolio Service Class 2	2,161,736	206,445
First Trust Multi Income Allocation Portfolio Class I	3,231,835	572,225
First Trust Multi Income Allocation Portfolio Class II	3,056	3,012
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	8,611,454	1,027,927
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	6,126	—
Franklin Founding Funds Allocation VIP Fund Class 4	3,433,326	5,188,237
Franklin Income VIP Fund Class 1	57,965	66
Franklin Income VIP Fund Class 2	55,070,496	77,692,379
Franklin Income VIP Fund Class 4	13,020,032	2,310,707
Franklin Mutual Shares VIP Fund Class 1	51,420	493

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Franklin Mutual Shares VIP Fund Class 2	$96,693,691	$77,963,242
Franklin Mutual Shares VIP Fund Class 4	3,540,706	432,985
Franklin Rising Dividends VIP Fund Class 1	480,243	50,446
Franklin Rising Dividends VIP Fund Class 4	7,017,082	526,191
Franklin Small Cap Value VIP Fund Class 1	62,328	4,749
Franklin Small Cap Value VIP Fund Class 4	2,264,892	237,934
Franklin Small-Mid Cap Growth VIP Fund Class 1	6,770	104
Franklin Small-Mid Cap Growth VIP Fund Class 2	35,661	26,507
Franklin Small-Mid Cap Growth VIP Fund Class 4	3,022,377	1,002,065
Goldman Sachs VIT Large Cap Value Fund Service Class	24,781,313	15,401,228
Goldman Sachs VIT Money Market Fund Institutional Class	2,586,726	2,087,837
Goldman Sachs VIT Money Market Fund Service Class	60,257,877	31,238,205
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	3,009,744	1,046,002
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class	2,298	857
Goldman Sachs VIT Strategic Income Fund Advisor Class	3,761,530	641,328
Guggenheim Long Short Equity Fund	3,867,754	701,408
Guggenheim Multi-Hedge Strategies Fund	3,609,082	629,733
Hartford Capital Appreciation HLS Fund Class IA	48,140	375
Hartford Capital Appreciation HLS Fund Class IC	6,840,174	1,156,233
Huntington VA Dividend Capture Fund	98,954	216,835
Invesco V.I. American Franchise Fund Series I	35,467	225,069
Invesco V.I. American Franchise Fund Series II	434,223	239,967
Invesco V.I. Balanced-Risk Allocation Fund Series I	53,063	2,538
Invesco V.I. Balanced-Risk Allocation Fund Series II	6,036,962	455,177
Invesco V.I. Comstock Fund Series I	74,986	657
Invesco V.I. Comstock Fund Series II	1,840,575	552,792
Invesco V.I. Core Equity Fund Series I	986,976	1,230,454
Invesco V.I. Core Equity Fund Series II	256,939	459,767
Invesco V.I. Diversified Dividend Fund Series I	12,105	3,318
Invesco V.I. Diversified Dividend Fund Series II	4,945,041	288,603
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	11,315	14
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	9,598,352	419,995
Invesco V.I. Equity and Income Fund Series II	5,527,710	1,664,552
Invesco V.I. International Growth Fund Series I	381,531	390,635
Invesco V.I. International Growth Fund Series II	17,010,305	2,708,734
Ivy Funds VIP Asset Strategy Portfolio Class A	9,094,012	1,261,654
Ivy Funds VIP Energy Portfolio Class A	4,679,930	629,899
Ivy Funds VIP High Income Portfolio Class A	6,613,705	486,271
Ivy Funds VIP Micro Cap Growth Portfolio Class A	1,655,211	200,297
Ivy Funds VIP Mid Cap Growth Portfolio Class A	2,850,110	277,118
Ivy Funds VIP Science and Technology Portfolio Class A	9,159,526	341,620
Janus Aspen Balanced Portfolio Service Shares	1,253,406	3,678,077
Janus Aspen Enterprise Portfolio Service Shares	1,319,294	979,312
Janus Aspen Global Research Portfolio Service Shares	39,562	213,180
JPMIT Global Allocation Portfolio Class 2	2,250,927	187,552
JPMIT Income Builder Portfolio Class 2	258,696	664
JPMIT Intrepid Mid Cap Portfolio Class 1	28,308	414
JPMIT Intrepid Mid Cap Portfolio Class 2	5,738,660	902,764
LVIP American Balanced Allocation Fund Standard Class	1,570,892	547,080
LVIP American Balanced Allocation Fund Service Class	11,610,274	1,000,908
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	90,974,337	18,701,449
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	54,374	10,775
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	12,527,961	1,168,371
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	416,772	326,816
LVIP American Global Growth Allocation Managed Risk Fund Service Class	40,691,162	1,929,980
LVIP American Global Growth Fund Service Class II	37,941,895	8,012,866
LVIP American Global Small Capitalization Fund Service Class II	11,777,690	9,750,822
LVIP American Growth Allocation Fund Standard Class	992,012	353,888
LVIP American Growth Allocation Fund Service Class	10,997,260	278,387
LVIP American Growth Fund Service Class II	37,739,924	23,953,364
LVIP American Growth-Income Fund Service Class II	49,152,425	14,287,728

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP American Income Allocation Fund Standard Class	$491	$268
LVIP American International Fund Service Class II	16,138,217	7,914,119
LVIP American Preservation Fund Standard Class	8,353	54,172
LVIP American Preservation Fund Service Class	5,808,587	2,579,298
LVIP AQR Enhanced Global Strategies Fund Standard Class	262	917
LVIP AQR Enhanced Global Strategies Fund Service Class	1,389,442	95,883
LVIP Baron Growth Opportunities Fund Standard Class	41,222	14,011
LVIP Baron Growth Opportunities Fund Service Class	30,154,141	18,547,439
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	80,335	37,094
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	87,543,342	2,744,076
LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class	23,939	241,834
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	133,581,617	11,472,120
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class	37,615	51,756
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	280,055,707	35,222,073
LVIP BlackRock Inflation Protected Bond Fund Standard Class	343,207	165,508
LVIP BlackRock Inflation Protected Bond Fund Service Class	53,195,822	68,627,027
LVIP BlackRock Multi-Asset Income Fund Standard Class	569,896	458,166
LVIP BlackRock Multi-Asset Income Fund Service Class	2,925,883	134,867
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	312,176	325
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	28,288,553	450,132
LVIP Clarion Global Real Estate Fund Standard Class	33,954	6,022
LVIP Clarion Global Real Estate Fund Service Class	19,776,978	15,458,989
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	52,059,150	119,038
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	10,967	4,497
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	73,695,910	5,560,147
LVIP Delaware Bond Fund Standard Class	5,274,380	15,551,472
LVIP Delaware Bond Fund Service Class	318,171,930	77,352,504
LVIP Delaware Diversified Floating Rate Fund Standard Class	740,253	231,107
LVIP Delaware Diversified Floating Rate Fund Service Class	70,903,178	83,129,340
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	270,617	1,395,715
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	4,111,869	6,856,503
LVIP Delaware Social Awareness Fund Standard Class	1,452,565	1,476,234
LVIP Delaware Social Awareness Fund Service Class	16,108,264	11,830,016
LVIP Delaware Special Opportunities Fund Service Class	11,837,029	8,575,557
LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class	183,062	1,062,433
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	81,589,071	5,021,519
LVIP Dimensional International Core Equity Fund Standard Class	359,136	15,216
LVIP Dimensional International Core Equity Fund Service Class	6,888,579	1,344,696
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	1,020,085	29,549
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	11,134,972	7,815,406
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class	1,182,913	1,127,844
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	123,068,767	12,057,682
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	513,109	856
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	4,912,130	1,215,334
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	928,729	2,308,204
LVIP Dimensional/Vanguard Total Bond Fund Service Class	96,702,516	19,759,237
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	932	9,948
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	106,103,997	10,939,097
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	1,669,805	71,201
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	88,083	1,557
LVIP Global Conservative Allocation Managed Risk Fund Service Class	174,399,231	92,383,389
LVIP Global Growth Allocation Managed Risk Fund Standard Class	776,847	590,713
LVIP Global Growth Allocation Managed Risk Fund Service Class	883,277,365	218,708,097
LVIP Global Income Fund Standard Class	47,069	8
LVIP Global Income Fund Service Class	90,166,967	39,787,203
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	310,511	88,386
LVIP Global Moderate Allocation Managed Risk Fund Service Class	677,695,770	213,154,048
LVIP Goldman Sachs Income Builder Fund Standard Class	1,060	482
LVIP Goldman Sachs Income Builder Fund Service Class	2,344,118	283,663
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	89,516,305	1,198,421
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	6,684	4,760

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	$59,496,608	$4,172,216
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	74,631,837	18,902,531
LVIP JPMorgan High Yield Fund Standard Class	39,423	585
LVIP JPMorgan High Yield Fund Service Class	57,748,263	43,627,037
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	186,249	42,673
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	121,389,664	6,723,617
LVIP Managed Risk Profile 2010 Fund Service Class	1,025,052	1,398,417
LVIP Managed Risk Profile 2020 Fund Service Class	1,053,199	3,900,810
LVIP Managed Risk Profile 2030 Fund Service Class	713,284	1,205,099
LVIP Managed Risk Profile 2040 Fund Service Class	958,941	858,898
LVIP MFS International Growth Fund Standard Class	59,077	39,255
LVIP MFS International Growth Fund Service Class	12,882,057	14,068,585
LVIP MFS International Growth Managed Volatility Fund Service Class	89,707,470	3,070,330
LVIP MFS Value Fund Standard Class	2,388	68
LVIP MFS Value Fund Service Class	57,097,087	70,656,712
LVIP Mondrian International Value Fund Standard Class	775,150	2,671,228
LVIP Mondrian International Value Fund Service Class	26,261,748	30,711,576
LVIP Money Market Fund Standard Class	16,955,914	20,969,186
LVIP Money Market Fund Service Class	159,331,796	177,926,589
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	16,514,222	833,545
LVIP PIMCO Low Duration Bond Fund Standard Class	1,634,084	192,186
LVIP PIMCO Low Duration Bond Fund Service Class	176,838,865	8,364,562
LVIP SSgA Bond Index Fund Standard Class	376,697	38,991
LVIP SSgA Bond Index Fund Service Class	64,812,798	91,275,495
LVIP SSgA Conservative Index Allocation Fund Service Class	17,557,290	12,263,973
LVIP SSgA Conservative Structured Allocation Fund Standard Class	458,323	26,946
LVIP SSgA Conservative Structured Allocation Fund Service Class	27,160,362	30,834,275
LVIP SSgA Developed International 150 Fund Standard Class	95,759	15,490
LVIP SSgA Developed International 150 Fund Service Class	32,367,146	18,841,062
LVIP SSgA Emerging Markets 100 Fund Standard Class	231,247	72,894
LVIP SSgA Emerging Markets 100 Fund Service Class	33,590,149	14,521,454
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class	366,797	56,737
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	129,393,756	58,299,198
LVIP SSgA International Index Fund Standard Class	552,690	92,928
LVIP SSgA International Index Fund Service Class	21,633,540	30,040,484
LVIP SSgA International Managed Volatility Fund Service Class	72,879,774	2,067,862
LVIP SSgA Large Cap 100 Fund Standard Class	484,187	118,118
LVIP SSgA Large Cap 100 Fund Service Class	59,757,030	38,432,923
LVIP SSgA Large Cap Managed Volatility Fund Standard Class	29,202	86
LVIP SSgA Large Cap Managed Volatility Fund Service Class	93,169,011	9,204,786
LVIP SSgA Moderate Index Allocation Fund Service Class	22,809,522	17,823,562
LVIP SSgA Moderate Structured Allocation Fund Standard Class	181,167	343
LVIP SSgA Moderate Structured Allocation Fund Service Class	45,559,174	75,595,813
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	21,027,514	22,604,391
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	37,208,537	30,076,379
LVIP SSgA S&P 500 Index Fund Standard Class	3,010,943	5,910,857
LVIP SSgA S&P 500 Index Fund Service Class	111,464,920	99,582,669
LVIP SSgA Small-Cap Index Fund Standard Class	946,396	130,899
LVIP SSgA Small-Cap Index Fund Service Class	28,192,190	26,605,585
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	162,382	71,906
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	102,568,137	2,033,527
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	765,090	207,542
LVIP SSgA Small-Mid Cap 200 Fund Service Class	35,199,122	12,022,314
LVIP T. Rowe Price Growth Stock Fund Standard Class	57,299	2,509
LVIP T. Rowe Price Growth Stock Fund Service Class	83,444,823	12,779,555
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	1,147,410	920,719
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	38,583,398	11,333,322
LVIP Templeton Growth Managed Volatility Fund Service Class	173,254,055	15,151,763
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	34,074	26
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	239,646,006	—
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	360,068	311,852

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	$124,691,942	$4,615,106
LVIP Vanguard Domestic Equity ETF Fund Standard Class	172,893	80,695
LVIP Vanguard Domestic Equity ETF Fund Service Class	23,696,586	12,379,826
LVIP Vanguard International Equity ETF Fund Standard Class	394,433	60,102
LVIP Vanguard International Equity ETF Fund Service Class	21,942,909	5,450,951
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	441,952	231,449
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	172,771,344	4,592,887
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	100,591	6,434
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	59,893,182	264,094
LVIP Wellington Capital Growth Fund Service Class	59,051,288	43,953,418
LVIP Wellington Mid-Cap Value Fund Service Class	8,220,553	68,661,897
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	7,096,095	910,990
Lord Abbett Series Fund Developing Growth Portfolio Class VC	4,375,302	1,108,631
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	1,771,418	1,734,877
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	12,273,332	1,306,010
MFS VIT Core Equity Series Service Class	147,765	2,663,406
MFS VIT Growth Series Initial Class	321,733	313,240
MFS VIT Growth Series Service Class	19,808,798	7,088,568
MFS VIT Total Return Series Initial Class	587,149	1,571,676
MFS VIT Total Return Series Service Class	185,141	198,559
MFS VIT Utilities Series Initial Class	1,699,855	2,358,464
MFS VIT Utilities Series Service Class	41,259,249	30,623,755
MFS VIT II Core Equity Portfolio Service Class	3,086,589	496,201
MFS VIT II International Value Series Initial Class	160,735	41,085
MFS VIT II International Value Series Service Class	9,209,573	262,211
Morgan Stanley UIF Capital Growth Portfolio Class II	489,912	386,882
NB AMT Mid Cap Growth Portfolio I Class	33,872	34,187
NB AMT Mid Cap Intrinsic Value Portfolio I Class	2,069,890	6,863,060
Oppenheimer Global Fund/VA Service Shares	1,265,993	1,506,087
Oppenheimer International Growth Fund/VA Non-Service Shares	74,509	16,517
Oppenheimer International Growth Fund/VA Service Shares	5,791,670	813,759
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	45,409	214
Oppenheimer Main Street Small Cap Fund/VA Service Shares	5,005,382	643,262
PIMCO VIT All Asset All Authority Portfolio Advisor Class	714,675	408,644
PIMCO VIT All Asset All Authority Portfolio Institutional Class	138,494	21,262
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	4,093,447	1,932,889
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	28,507	20
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	1,072,590	371,212
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	7,075	13
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	2,715,228	487,397
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	94,643	71,984
Putnam VT Absolute Return 500 Fund Class IA	9,653	—
Putnam VT Absolute Return 500 Fund Class IB	2,506,258	868,219
Putnam VT Global Health Care Fund Class IA	19,284	192
Putnam VT Global Health Care Fund Class IB	6,842,345	3,603,454
Putnam VT Growth & Income Fund Class IB	46,680	411,425
Putnam VT Income Fund Class IB	2,303,479	216,730
SIPT VP Market Growth Strategy Fund Class III	1,176,390	547,829
SIPT VP Market Plus Strategy Fund Class III	585,711	131,473
Templeton Foreign VIP Fund Class 1	1,976	250
Templeton Foreign VIP Fund Class 4	1,416,334	330,620
Templeton Global Bond VIP Fund Class 1	1,290,081	423,437
Templeton Global Bond VIP Fund Class 2	49,353,479	64,885,902
Templeton Global Bond VIP Fund Class 4	10,692,774	699,549
Templeton Growth VIP Fund Class 2	3,160,522	8,597,703
Transparent Value Directional Allocation VI Portfolio Class I	1,054	1,960
Transparent Value Directional Allocation VI Portfolio Class II	4,185,245	7,404,726
UIF Global Infrastructure Portfolio Class I	8,390	102
UIF Global Infrastructure Portfolio Class II	4,109,576	1,679,175
Van Eck VIP Global Hard Assets Fund Class S	1,488,213	383,950
Van Eck VIP Global Hard Assets Fund Initial Class	263,005	100,587

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Virtus VIT Multi-Sector Fixed Income Series Class A	$5,795,802	$477,401
Virtus VIT Multi-Sector Fixed Income Series Class I	175,517	162,857
Virtus VIT Equity Trends Series Class A	3,011,963	1,891,607
Virtus VIT Equity Trends Series Class I	—	138,861

5. Investments

The following is a summary of investments owned at December 31, 2015:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio Class B	1,342,997	$21.71	$29,156,469	$25,369,557
AB VPS International Value Portfolio Class B	376	13.41	5,045	5,105
AB VPS Large Cap Growth Portfolio Class B	216,032	47.77	10,319,857	6,591,670
AB VPS Small/Mid Cap Value Portfolio Class A	4,384	17.29	75,802	92,338
AB VPS Small/Mid Cap Value Portfolio Class B	9,767,208	17.15	167,507,614	177,900,725
Alps|Alerian Energy Infrastructure Portfolio Class I	25,564	7.10	181,506	276,178
Alps|Alerian Energy Infrastructure Portfolio Class III	336,407	7.10	2,388,490	3,505,429
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	331,846	10.32	3,424,649	3,552,225
Alps|Stadion Tactical Defensive Portfolio Class I	889	9.35	8,312	9,282
Alps|Stadion Tactical Defensive Portfolio Class III	552,823	9.62	5,318,157	5,631,207
Alps|Stadion Tactical Growth Portfolio Class III	144,452	9.51	1,373,742	1,402,556
American Century VP Inflation Protection Fund Class II	863	9.94	8,574	8,583
American Funds Asset Allocation Fund Class 1	163,906	20.62	3,379,741	3,489,664
American Funds Asset Allocation Fund Class 4	2,240,092	20.40	45,697,868	47,608,474
American Funds Blue Chip Income and Growth Fund Class 1	195,348	12.62	2,465,292	2,553,647
American Funds Blue Chip Income and Growth Fund Class 4	759,282	12.53	9,513,810	10,535,792
American Funds Bond Fund Class 1	225,008	10.70	2,407,589	2,468,319
American Funds Capital Income Builder Fund Class 1	37,542	9.40	352,897	369,305
American Funds Capital Income Builder Fund Class 4	1,326,792	9.38	12,445,305	12,997,089
American Funds Global Balanced Fund Class 1	29,271	10.74	314,367	327,547
American Funds Global Bond Fund Class 1	161,960	11.01	1,783,177	1,922,590
American Funds Global Growth Fund Class 1	74,519	26.39	1,966,565	2,085,364
American Funds Global Growth Fund Class 2	11,428,335	26.19	299,308,096	263,758,988
American Funds Global Growth Fund Class 4	489,000	26.16	12,792,247	13,456,927
American Funds Global Growth and Income Fund Class 1	67,073	12.35	828,354	859,598
American Funds Global Small Capitalization Fund Class 1	29,212	24.41	713,072	765,050
American Funds Global Small Capitalization Fund Class 2	17,042,008	23.90	407,303,988	349,548,046
American Funds Global Small Capitalization Fund Class 4	185,751	24.11	4,478,445	4,994,754
American Funds Growth Fund Class 1	86,873	68.02	5,909,115	6,436,893
American Funds Growth Fund Class 2	21,139,687	67.69	1,430,945,403	1,205,777,156
American Funds Growth Fund Class 4	433,305	67.26	29,144,113	31,527,271
American Funds Growth-Income Fund Class 1	65,354	45.40	2,967,066	3,230,697
American Funds Growth-Income Fund Class 2	41,399,241	45.04	1,864,621,805	1,565,265,289
American Funds Growth-Income Fund Class 4	445,345	44.82	19,960,381	21,828,506
American Funds High-Income Bond Fund Class 1	97,246	9.19	893,690	1,070,075
American Funds International Fund Class 1	170,540	18.08	3,083,371	3,424,245
American Funds International Fund Class 2	36,898,963	18.02	664,919,301	666,854,923
American Funds International Fund Class 4	602,616	17.93	10,804,911	12,199,964
American Funds International Growth and Income Fund Class 1	102,016	14.72	1,501,680	1,743,334
American Funds Managed Risk Asset Allocation Fund Class P1	75,919	11.72	889,765	894,726
American Funds Managed Risk Asset Allocation Fund Class P2	2,653,354	11.71	31,070,772	31,936,634
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	6,836	10.80	73,832	78,196
American Funds Managed Risk Growth Fund Class P1	1,863	11.49	21,404	21,669
American Funds Managed Risk Growth-Income Fund Class P1	2,114	11.25	23,787	24,790
American Funds Managed Risk International Fund Class P1	5,831	9.48	55,275	57,691
American Funds Mortgage Fund Class 1	23,575	10.61	250,129	249,587
American Funds Mortgage Fund Class 4	417,278	10.52	4,389,761	4,457,164
American Funds New World Fund Class 1	109,527	18.87	2,066,768	2,455,151
American Funds New World Fund Class 4	523,650	18.69	9,787,023	10,653,136

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	10,333	$12.32	$127,306	$128,754
BlackRock Global Allocation V.I. Fund Class I	187,701	15.09	2,832,406	3,136,084
BlackRock Global Allocation V.I. Fund Class III	91,971,877	13.04	1,199,313,281	1,306,676,581
BlackRock iShares Alternative Strategies V.I. Fund Class III	52,704	9.78	515,446	535,471
ClearBridge Variable Aggressive Growth Portfolio Class I	7,172	26.28	188,488	216,429
ClearBridge Variable Aggressive Growth Portfolio Class II	683,979	25.95	17,749,263	20,547,812
ClearBridge Variable Mid Cap Core Portfolio Class I	9,812	18.01	176,723	189,710
ClearBridge Variable Mid Cap Core Portfolio Class II	965,229	17.87	17,248,634	18,482,597
Delaware VIP Diversified Income Series Standard Class	315,809	10.29	3,249,670	3,384,539
Delaware VIP Diversified Income Series Service Class	165,350,255	10.22	1,689,879,608	1,755,752,917
Delaware VIP Emerging Markets Series Service Class	17,146,526	16.21	277,945,189	327,523,606
Delaware VIP High Yield Series Standard Class	689,422	4.89	3,371,274	3,740,692
Delaware VIP High Yield Series Service Class	29,139,105	4.87	141,907,441	163,117,114
Delaware VIP International Value Equity Series Standard Class	14,003	10.84	151,791	178,061
Delaware VIP Limited-Term Diversified Income Series Standard Class	116,239	9.78	1,136,815	1,149,027
Delaware VIP Limited-Term Diversified Income Series Service Class	136,152,822	9.72	1,323,405,428	1,349,388,784
Delaware VIP REIT Series Standard Class	248,241	15.89	3,944,556	3,290,507
Delaware VIP REIT Series Service Class	10,301,388	15.86	163,380,007	133,381,804
Delaware VIP Small Cap Value Series Standard Class	188,781	33.72	6,365,699	5,311,605
Delaware VIP Small Cap Value Series Service Class	8,971,497	33.58	301,262,856	291,276,304
Delaware VIP Smid Cap Growth Series Standard Class	265,642	29.79	7,913,487	6,023,988
Delaware VIP Smid Cap Growth Series Service Class	5,963,176	28.56	170,308,318	152,942,577
Delaware VIP U.S. Growth Series Service Class	26,914,608	13.07	351,773,924	267,421,118
Delaware VIP Value Series Standard Class	215,083	28.64	6,159,971	4,165,378
Delaware VIP Value Series Service Class	9,185,738	28.56	262,344,673	206,175,580
Deutsche Alternative Asset Allocation VIP Portfolio A	73,061	12.60	920,569	994,799
Deutsche Alternative Asset Allocation VIP Portfolio B	4,284,444	12.59	53,941,144	58,182,735
Deutsche Equity 500 Index VIP Portfolio A	321,772	19.40	6,242,369	4,301,044
Deutsche Small Cap Index VIP Portfolio A	231,428	15.18	3,513,073	3,004,655
Eaton Vance VT Floating-Rate Income Fund Initial Class	766,780	8.80	6,747,682	6,998,076
Eaton Vance VT Floating-Rate Income Fund Advisor Class	233,129	8.81	2,053,905	2,126,325
Fidelity VIP Contrafund Portfolio Initial Class	8,426	33.92	285,826	307,193
Fidelity VIP Contrafund Portfolio Service Class 2	31,344,619	33.26	1,042,522,033	834,401,498
Fidelity VIP Growth Portfolio Initial Class	78,762	65.75	5,178,631	3,608,543
Fidelity VIP Growth Portfolio Service Class 2	2,548,835	65.01	165,699,752	129,693,671
Fidelity VIP Mid Cap Portfolio Initial Class	19,222	32.65	627,600	696,058
Fidelity VIP Mid Cap Portfolio Service Class 2	15,773,809	31.83	502,080,325	494,526,463
Fidelity VIP Strategic Income Portfolio Initial Class	16,007	10.60	169,678	178,514
Fidelity VIP Strategic Income Portfolio Service Class 2	179,103	10.52	1,884,164	1,953,455
First Trust Multi Income Allocation Portfolio Class I	294,517	9.86	2,903,936	3,056,132
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	740,367	11.94	8,839,983	9,108,771
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	495	11.95	5,917	6,126
Franklin Founding Funds Allocation VIP Fund Class 4	567,963	6.87	3,901,906	4,231,116
Franklin Income VIP Fund Class 1	3,879	14.64	56,788	57,899
Franklin Income VIP Fund Class 2	38,501,092	14.20	546,715,515	582,258,131
Franklin Income VIP Fund Class 4	1,160,322	14.49	16,813,069	18,421,846
Franklin Mutual Shares VIP Fund Class 1	2,192	19.48	42,697	50,863
Franklin Mutual Shares VIP Fund Class 2	37,625,049	19.20	722,400,943	640,796,673
Franklin Mutual Shares VIP Fund Class 4	178,060	19.32	3,440,109	3,893,306
Franklin Rising Dividends VIP Fund Class 1	15,973	25.26	403,474	446,511
Franklin Rising Dividends VIP Fund Class 4	328,251	24.81	8,143,920	8,929,094
Franklin Small Cap Value VIP Fund Class 1	15,095	18.12	273,523	324,294
Franklin Small Cap Value VIP Fund Class 4	128,215	17.96	2,302,744	2,700,445
Franklin Small-Mid Cap Growth VIP Fund Class 1	274	19.09	5,227	6,648
Franklin Small-Mid Cap Growth VIP Fund Class 2	516	17.69	9,121	9,183
Franklin Small-Mid Cap Growth VIP Fund Class 4	115,264	18.23	2,101,254	2,460,554
Goldman Sachs VIT Large Cap Value Fund Service Class	16,273,309	9.39	152,806,375	165,013,377
Goldman Sachs VIT Money Market Fund Institutional Class	829,032	1.00	829,049	829,049
Goldman Sachs VIT Money Market Fund Service Class	35,933,204	1.00	35,933,221	35,933,221
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	274,557	9.12	2,503,958	2,697,482
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class	3,109	9.15	28,443	31,334

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Goldman Sachs VIT Strategic Income Fund Advisor Class	403,383	$9.24	$3,727,255	$3,853,364
Guggenheim Long Short Equity Fund	228,198	15.27	3,484,584	3,490,762
Guggenheim Multi-Hedge Strategies Fund	145,058	24.09	3,494,436	3,477,777
Hartford Capital Appreciation HLS Fund Class IA	1,798	44.44	79,901	100,038
Hartford Capital Appreciation HLS Fund Class IC	137,922	44.21	6,097,509	7,143,542
Huntington VA Dividend Capture Fund	97,279	12.16	1,182,914	1,081,152
Invesco V.I. American Franchise Fund Series I	44,554	57.30	2,552,946	1,696,100
Invesco V.I. American Franchise Fund Series II	24,964	55.85	1,394,265	1,070,680
Invesco V.I. Balanced-Risk Allocation Fund Series I	17,767	10.20	181,223	213,504
Invesco V.I. Balanced-Risk Allocation Fund Series II	599,246	10.08	6,040,401	6,950,952
Invesco V.I. Comstock Fund Series I	4,015	17.57	70,545	74,317
Invesco V.I. Comstock Fund Series II	127,721	17.51	2,236,390	2,400,541
Invesco V.I. Core Equity Fund Series I	201,765	33.84	6,827,733	5,375,796
Invesco V.I. Core Equity Fund Series II	53,291	33.40	1,779,915	1,430,258
Invesco V.I. Diversified Dividend Fund Series I	1,241	23.27	28,870	27,932
Invesco V.I. Diversified Dividend Fund Series II	229,006	23.16	5,303,781	5,343,748
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	598	15.81	9,448	11,301
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	572,823	15.44	8,844,379	10,609,235
Invesco V.I. Equity and Income Fund Series II	277,105	16.16	4,478,014	5,047,221
Invesco V.I. International Growth Fund Series I	68,072	33.49	2,279,728	1,623,192
Invesco V.I. International Growth Fund Series II	741,454	33.04	24,497,641	25,549,429
Ivy Funds VIP Asset Strategy Portfolio Class A	1,165,199	8.30	9,675,581	11,689,989
Ivy Funds VIP Energy Portfolio Class A	788,844	5.04	3,976,011	4,966,042
Ivy Funds VIP High Income Portfolio Class A	2,254,906	3.35	7,556,867	8,428,930
Ivy Funds VIP Micro Cap Growth Portfolio Class A	73,614	20.62	1,517,863	1,804,569
Ivy Funds VIP Mid Cap Growth Portfolio Class A	314,980	9.42	2,967,708	3,204,791
Ivy Funds VIP Science and Technology Portfolio Class A	420,083	22.96	9,643,261	10,432,637
Janus Aspen Balanced Portfolio Service Shares	438,455	31.61	13,859,565	12,109,419
Janus Aspen Enterprise Portfolio Service Shares	102,839	54.67	5,622,210	3,924,272
Janus Aspen Global Research Portfolio Service Shares	19,440	39.53	768,450	560,310
JPMIT Global Allocation Portfolio Class 2	137,446	14.45	1,986,099	2,060,357
JPMIT Income Builder Portfolio Class 2	26,346	9.63	253,715	258,025
JPMIT Intrepid Mid Cap Portfolio Class 1	3,437	19.52	67,094	76,895
JPMIT Intrepid Mid Cap Portfolio Class 2	285,096	19.36	5,519,464	6,310,709
LVIP American Balanced Allocation Fund Standard Class	790,174	11.89	9,397,544	9,514,350
LVIP American Balanced Allocation Fund Service Class	1,037,639	11.89	12,337,530	13,219,804
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	13,840,373	10.71	148,188,871	153,735,116
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	53,300	10.50	559,814	583,007
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	1,353,530	10.50	14,213,417	15,277,106
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	84,221	10.80	909,839	964,886
LVIP American Global Growth Allocation Managed Risk Fund Service Class	4,974,833	10.80	53,743,120	58,114,222
LVIP American Global Growth Fund Service Class II	6,801,248	17.09	116,246,943	105,924,723
LVIP American Global Small Capitalization Fund Service Class II	4,444,194	15.43	68,587,248	59,569,861
LVIP American Growth Allocation Fund Standard Class	101,331	12.27	1,242,819	1,309,364
LVIP American Growth Allocation Fund Service Class	1,052,963	12.26	12,912,485	13,935,591
LVIP American Growth Fund Service Class II	16,367,111	19.68	322,137,478	247,737,921
LVIP American Growth-Income Fund Service Class II	14,347,819	19.03	273,067,696	221,226,737
LVIP American Income Allocation Fund Standard Class	560	11.05	6,182	6,724
LVIP American International Fund Service Class II	10,497,049	13.12	137,668,801	131,339,875
LVIP American Preservation Fund Standard Class	8,335	9.76	81,312	82,761
LVIP American Preservation Fund Service Class	339,072	9.76	3,307,648	3,370,276
LVIP AQR Enhanced Global Strategies Fund Standard Class	1,383	10.29	14,227	13,432
LVIP AQR Enhanced Global Strategies Fund Service Class	249,486	10.29	2,566,213	2,595,565
LVIP Baron Growth Opportunities Fund Standard Class	11,646	41.92	488,202	532,233
LVIP Baron Growth Opportunities Fund Service Class	4,033,137	41.06	165,608,655	150,705,269
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	17,873	7.80	139,429	174,088
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	27,233,830	7.81	212,587,271	261,330,611
LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class	6,642	16.63	110,480	115,251
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	32,929,385	16.61	547,055,871	550,251,253
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class	26,930	9.48	255,292	283,021
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	95,787,593	9.46	905,959,057	1,000,781,735

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP BlackRock Inflation Protected Bond Fund Standard Class	65,797	$9.94	$653,824	$696,784
LVIP BlackRock Inflation Protected Bond Fund Service Class	74,768,725	9.91	741,182,374	814,874,415
LVIP BlackRock Multi-Asset Income Fund Standard Class	24,485	9.01	220,489	239,085
LVIP BlackRock Multi-Asset Income Fund Service Class	389,129	9.01	3,504,498	3,777,053
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	33,557	9.08	304,565	311,850
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	2,925,750	9.08	26,559,955	27,770,479
LVIP Clarion Global Real Estate Fund Standard Class	32,965	9.31	306,768	314,424
LVIP Clarion Global Real Estate Fund Service Class	11,461,290	9.22	105,661,628	93,030,783
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	5,443,105	9.29	50,571,891	51,888,110
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	6,959	9.91	68,982	73,437
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	12,375,375	9.91	122,689,465	127,716,150
LVIP Delaware Bond Fund Standard Class	6,933,160	13.59	94,221,641	92,763,367
LVIP Delaware Bond Fund Service Class	207,722,599	13.59	2,822,742,394	2,863,625,884
LVIP Delaware Diversified Floating Rate Fund Standard Class	178,081	9.82	1,749,472	1,801,147
LVIP Delaware Diversified Floating Rate Fund Service Class	73,609,953	9.82	723,070,565	745,994,083
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	323,398	14.87	4,810,224	4,374,982
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	998,829	14.86	14,846,598	14,063,267
LVIP Delaware Social Awareness Fund Standard Class	204,720	40.03	8,194,549	6,721,481
LVIP Delaware Social Awareness Fund Service Class	1,519,800	39.90	60,641,525	56,031,298
LVIP Delaware Special Opportunities Fund Service Class	1,321,039	38.34	50,649,943	50,221,864
LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class	200,745	8.94	1,794,656	1,906,667
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	26,208,016	8.94	234,325,875	257,340,966
LVIP Dimensional International Core Equity Fund Standard Class	37,991	8.99	341,346	342,854
LVIP Dimensional International Core Equity Fund Service Class	588,771	8.99	5,291,285	5,483,378
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	25,101	37.54	942,348	990,180
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	1,059,212	37.45	39,666,417	37,107,168
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class	343,505	12.92	4,437,739	4,463,568
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	29,324,670	12.92	378,728,122	386,444,793
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	55,211	9.36	516,881	512,281
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	372,003	9.36	3,483,437	3,635,718
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	338,787	10.37	3,514,239	3,573,837
LVIP Dimensional/Vanguard Total Bond Fund Service Class	39,403,481	10.37	408,771,710	415,051,652
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	1,045	9.26	9,674	11,055
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	17,966,243	9.26	166,403,323	184,164,258
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	219,762	9.48	2,083,785	2,195,343
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	8,621	13.19	113,700	120,924
LVIP Global Conservative Allocation Managed Risk Fund Service Class	94,330,018	13.19	1,243,741,288	1,238,958,530
LVIP Global Growth Allocation Managed Risk Fund Standard Class	314,851	12.71	4,002,387	4,090,605
LVIP Global Growth Allocation Managed Risk Fund Service Class	661,569,104	12.71	8,411,189,586	8,427,520,534
LVIP Global Income Fund Standard Class	4,340	10.86	47,127	47,061
LVIP Global Income Fund Service Class	55,232,069	10.84	598,881,328	635,378,265
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	57,507	13.34	767,196	821,468
LVIP Global Moderate Allocation Managed Risk Fund Service Class	496,651,478	13.34	6,625,330,720	6,527,416,659
LVIP Goldman Sachs Income Builder Fund Standard Class	2,102	9.13	19,182	21,210
LVIP Goldman Sachs Income Builder Fund Service Class	269,314	9.13	2,457,757	2,655,431
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	11,586,344	9.66	111,970,428	118,448,506
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	7,873	9.31	73,272	82,116
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	12,124,707	9.31	112,881,024	123,509,511
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	24,401,549	11.70	285,449,314	303,455,285
LVIP JPMorgan High Yield Fund Standard Class	3,443	10.03	34,516	38,828
LVIP JPMorgan High Yield Fund Service Class	14,431,429	10.03	144,689,506	161,214,983
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	14,175	14.30	202,683	221,245
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	27,216,152	14.20	386,523,782	386,865,030
LVIP Managed Risk Profile 2010 Fund Service Class	423,747	11.38	4,820,127	4,454,984
LVIP Managed Risk Profile 2020 Fund Service Class	961,462	11.22	10,787,602	9,361,638
LVIP Managed Risk Profile 2030 Fund Service Class	570,967	10.93	6,240,667	5,592,036
LVIP Managed Risk Profile 2040 Fund Service Class	529,364	10.33	5,466,209	4,713,071
LVIP MFS International Growth Fund Standard Class	1,592	13.70	21,813	21,905
LVIP MFS International Growth Fund Service Class	11,038,522	13.72	151,437,485	139,935,355
LVIP MFS International Growth Managed Volatility Fund Service Class	18,153,432	9.31	169,081,066	179,107,162
LVIP MFS Value Fund Standard Class	247	35.36	8,726	9,246

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP MFS Value Fund Service Class	23,309,745	$35.35	$824,046,088	$590,574,404
LVIP Mondrian International Value Fund Standard Class	800,599	15.78	12,635,049	13,192,809
LVIP Mondrian International Value Fund Service Class	17,665,425	15.78	278,707,407	298,713,473
LVIP Money Market Fund Standard Class	2,881,933	10.00	28,819,348	28,819,347
LVIP Money Market Fund Service Class	24,361,067	10.00	243,610,692	243,610,692
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	2,107,215	9.02	19,007,080	20,801,931
LVIP PIMCO Low Duration Bond Fund Standard Class	151,898	9.95	1,511,078	1,527,473
LVIP PIMCO Low Duration Bond Fund Service Class	21,997,449	9.95	218,874,612	220,982,318
LVIP SSgA Bond Index Fund Standard Class	66,453	11.16	741,810	760,555
LVIP SSgA Bond Index Fund Service Class	83,682,278	11.17	934,312,631	925,492,870
LVIP SSgA Conservative Index Allocation Fund Service Class	5,411,259	11.88	64,258,706	63,399,196
LVIP SSgA Conservative Structured Allocation Fund Standard Class	49,841	11.27	561,465	600,917
LVIP SSgA Conservative Structured Allocation Fund Service Class	15,714,287	11.26	177,005,727	175,569,185
LVIP SSgA Developed International 150 Fund Standard Class	37,192	7.66	284,999	357,188
LVIP SSgA Developed International 150 Fund Service Class	17,830,867	7.67	136,727,084	144,342,948
LVIP SSgA Emerging Markets 100 Fund Standard Class	70,283	7.33	514,820	649,713
LVIP SSgA Emerging Markets 100 Fund Service Class	20,898,418	7.33	153,164,499	205,091,798
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class	45,846	10.84	497,016	533,175
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	79,975,637	10.84	867,095,859	909,422,822
LVIP SSgA International Index Fund Standard Class	95,418	8.33	794,451	844,742
LVIP SSgA International Index Fund Service Class	30,897,480	8.33	257,375,999	244,412,336
LVIP SSgA International Managed Volatility Fund Service Class	9,232,980	8.61	79,514,422	86,898,390
LVIP SSgA Large Cap 100 Fund Standard Class	130,029	12.88	1,674,515	1,898,098
LVIP SSgA Large Cap 100 Fund Service Class	22,274,256	12.87	286,669,679	252,225,482
LVIP SSgA Large Cap Managed Volatility Fund Standard Class	2,851	10.89	31,052	30,394
LVIP SSgA Large Cap Managed Volatility Fund Service Class	15,825,332	10.89	172,337,868	179,844,338
LVIP SSgA Moderate Index Allocation Fund Service Class	14,889,352	12.70	189,124,552	177,726,820
LVIP SSgA Moderate Structured Allocation Fund Standard Class	14,265	11.86	169,230	180,820
LVIP SSgA Moderate Structured Allocation Fund Service Class	63,470,323	11.86	752,694,561	734,000,769
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	12,332,868	12.82	158,045,699	147,066,708
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	33,601,379	12.03	404,291,799	391,148,291
LVIP SSgA S&P 500 Index Fund Standard Class	2,271,481	14.40	32,697,971	27,978,036
LVIP SSgA S&P 500 Index Fund Service Class	59,471,150	14.40	856,146,676	651,995,830
LVIP SSgA Small-Cap Index Fund Standard Class	81,185	24.64	2,000,632	2,097,719
LVIP SSgA Small-Cap Index Fund Service Class	10,223,777	24.64	251,944,524	216,032,955
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	15,106	10.32	155,925	170,968
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	16,777,948	10.32	173,215,537	188,603,216
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	140,412	11.70	1,642,961	2,045,347
LVIP SSgA Small-Mid Cap 200 Fund Service Class	9,250,203	11.70	108,190,371	116,830,086
LVIP T. Rowe Price Growth Stock Fund Standard Class	3,294	33.23	109,467	103,995
LVIP T. Rowe Price Growth Stock Fund Service Class	7,927,510	32.66	258,928,321	203,822,377
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	134,446	21.10	2,836,415	2,326,445
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	5,630,352	20.44	115,084,402	102,200,362
LVIP Templeton Growth Managed Volatility Fund Service Class	22,961,403	29.77	683,652,815	730,640,032
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	3,477	9.51	33,059	34,048
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	24,571,114	9.51	233,622,149	239,554,906
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	73,897	31.55	2,331,664	1,667,806
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	11,515,513	31.01	357,084,551	323,982,444
LVIP Vanguard Domestic Equity ETF Fund Standard Class	36,737	14.44	530,634	462,542
LVIP Vanguard Domestic Equity ETF Fund Service Class	7,480,019	14.44	108,003,998	93,675,019
LVIP Vanguard International Equity ETF Fund Standard Class	75,453	9.09	685,565	731,800
LVIP Vanguard International Equity ETF Fund Service Class	7,397,540	9.09	67,206,656	71,251,300
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	56,078	11.08	621,404	633,452
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	37,132,404	11.08	411,464,172	429,139,492
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	8,968	9.76	87,499	93,387
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	6,843,782	9.76	66,788,469	70,974,922
LVIP Wellington Capital Growth Fund Service Class	8,168,049	38.39	313,571,410	226,676,035
LVIP Wellington Mid-Cap Value Fund Service Class	3,319,614	22.40	74,359,374	61,558,134
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	643,447	11.14	7,167,994	7,805,437
Lord Abbett Series Fund Developing Growth Portfolio Class VC	159,984	22.27	3,562,847	3,991,295
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	896,084	16.28	14,588,246	15,382,449

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	911,725	$14.45	$13,174,429	$13,572,281
MFS VIT Growth Series Initial Class	82,683	40.17	3,321,389	2,401,379
MFS VIT Growth Series Service Class	1,638,589	39.09	64,052,449	57,079,788
MFS VIT Total Return Series Initial Class	334,771	22.60	7,565,827	6,403,675
MFS VIT Total Return Series Service Class	212	22.26	4,724	4,956
MFS VIT Utilities Series Initial Class	297,795	25.56	7,611,627	7,325,214
MFS VIT Utilities Series Service Class	7,462,137	25.15	187,672,737	207,099,592
MFS VIT II Core Equity Portfolio Service Class	111,427	21.10	2,351,113	2,581,009
MFS VIT II International Value Series Initial Class	6,986	22.46	156,902	157,805
MFS VIT II International Value Series Service Class	476,934	22.13	10,554,542	10,704,591
Morgan Stanley UIF Capital Growth Portfolio Class II	62,116	29.00	1,801,372	1,425,009
NB AMT Mid Cap Intrinsic Value Portfolio I Class	1,843,923	15.85	29,226,178	25,916,826
Oppenheimer Global Fund/VA Service Shares	212,480	37.59	7,987,112	6,710,672
Oppenheimer International Growth Fund/VA Non-Service Shares	252,270	2.20	554,995	579,659
Oppenheimer International Growth Fund/VA Service Shares	2,583,883	2.29	5,917,093	6,195,903
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	1,700	21.32	36,248	45,175
Oppenheimer Main Street Small Cap Fund/VA Service Shares	212,950	21.05	4,482,599	5,126,045
PIMCO VIT All Asset All Authority Portfolio Advisor Class	116,635	7.64	891,091	1,075,822
PIMCO VIT All Asset All Authority Portfolio Institutional Class	25,553	7.65	195,481	219,398
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	1,390,867	6.99	9,722,159	16,962,905
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	4,128	6.89	28,443	33,294
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	122,247	11.70	1,430,295	1,565,923
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	560	11.70	6,547	7,061
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	267,593	9.92	2,654,528	2,776,499
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	2,227	9.92	22,095	22,602
Putnam VT Absolute Return 500 Fund Class IA	922	10.46	9,644	9,653
Putnam VT Absolute Return 500 Fund Class IB	232,389	10.34	2,402,903	2,433,164
Putnam VT Global Health Care Fund Class IA	953	20.52	19,563	19,097
Putnam VT Global Health Care Fund Class IB	485,149	20.09	9,746,644	8,956,491
Putnam VT Growth & Income Fund Class IB	51,800	23.73	1,229,206	1,052,698
Putnam VT Income Fund Class IB	183,518	11.18	2,051,729	2,081,302
SIPT VP Market Growth Strategy Fund Class III	82,093	9.72	797,946	861,065
SIPT VP Market Plus Strategy Fund Class III	146,307	9.87	1,444,055	1,588,663
Templeton Foreign VIP Fund Class 1	1,430	13.46	19,246	23,599
Templeton Foreign VIP Fund Class 4	119,072	13.29	1,582,465	1,830,709
Templeton Global Bond VIP Fund Class 1	95,169	16.34	1,555,058	1,699,697
Templeton Global Bond VIP Fund Class 2	25,080,704	15.80	396,275,121	437,034,162
Templeton Global Bond VIP Fund Class 4	794,886	16.18	12,861,251	13,876,993
Templeton Growth VIP Fund Class 2	2,323,496	13.32	30,948,959	30,259,383
Transparent Value Directional Allocation VI Portfolio Class I	3,358	9.89	33,213	34,880
Transparent Value Directional Allocation VI Portfolio Class II	784,092	9.87	7,738,991	7,952,118
UIF Global Infrastructure Portfolio Class I	6,297	7.08	44,586	58,563
UIF Global Infrastructure Portfolio Class II	451,938	7.05	3,186,160	3,830,820
Van Eck VIP Global Hard Assets Fund Class S	75,919	16.35	1,241,268	1,722,688
Van Eck VIP Global Hard Assets Fund Initial Class	13,407	16.88	226,311	345,413
Virtus VIT Multi-Sector Fixed Income Series Class A	717,724	8.75	6,280,085	6,689,237
Virtus VIT Multi-Sector Fixed Income Series Class I	1,395	8.74	12,189	12,715
Virtus VIT Equity Trends Series Class A	295,369	11.38	3,361,299	3,760,062

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2015, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio Class B	560,327	(777,059)	(216,732)
AB VPS Growth and Income Portfolio Class B	4,542	(4,542)	—
AB VPS International Value Portfolio Class B	10,585	(10,597)	(12)
AB VPS Large Cap Growth Portfolio Class B	73,207	(149,315)	(76,108)
AB VPS Small/Mid Cap Value Portfolio Class A	2,728	(364)	2,364

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Small/Mid Cap Value Portfolio Class B	363,678	(804,222)	(440,544)
Alps|Alerian Energy Infrastructure Portfolio Class I	40,458	(23,502)	16,956
Alps|Alerian Energy Infrastructure Portfolio Class III	302,279	(110,014)	192,265
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	386,045	(12,414)	373,631
Alps|Stadion Tactical Defensive Portfolio Class I	12,257	(19,136)	(6,879)
Alps|Stadion Tactical Defensive Portfolio Class III	579,984	(86,445)	493,539
Alps|Stadion Tactical Growth Portfolio Class III	153,364	(7,736)	145,628
American Century VP Inflation Protection Fund Class II	2,762	(2,762)	—
American Funds Asset Allocation Fund Class 1	231,363	(28,197)	203,166
American Funds Asset Allocation Fund Class 4	4,105,080	(71,419)	4,033,661
American Funds Blue Chip Income and Growth Fund Class 1	21,044	(6,181)	14,863
American Funds Blue Chip Income and Growth Fund Class 4	761,930	(79,611)	682,319
American Funds Bond Fund Class 1	52,624	(17,443)	35,181
American Funds Capital Income Builder Fund Class 1	39,098	(14,775)	24,323
American Funds Capital Income Builder Fund Class 4	1,072,259	(57,508)	1,014,751
American Funds Global Balanced Fund Class 1	462	(2,621)	(2,159)
American Funds Global Bond Fund Class 1	34,065	(12,784)	21,281
American Funds Global Growth Fund Class 1	59,676	(9,534)	50,142
American Funds Global Growth Fund Class 2	838,530	(1,604,039)	(765,509)
American Funds Global Growth Fund Class 4	1,111,257	(77,658)	1,033,599
American Funds Global Growth and Income Fund Class 1	25,382	(3,279)	22,103
American Funds Global Small Capitalization Fund Class 1	7,158	(2,469)	4,689
American Funds Global Small Capitalization Fund Class 2	1,069,097	(2,813,045)	(1,743,948)
American Funds Global Small Capitalization Fund Class 4	373,882	(33,970)	339,912
American Funds Growth Fund Class 1	51,223	(21,474)	29,749
American Funds Growth Fund Class 2	68,259	(10,866,421)	(10,798,162)
American Funds Growth Fund Class 4	2,045,926	(115,829)	1,930,097
American Funds Growth-Income Fund Class 1	26,620	(18,227)	8,393
American Funds Growth-Income Fund Class 2	741,999	(11,343,612)	(10,601,613)
American Funds Growth-Income Fund Class 4	1,642,533	(138,296)	1,504,237
American Funds High-Income Bond Fund Class 1	20,240	(3,464)	16,776
American Funds International Fund Class 1	106,017	(5,885)	100,132
American Funds International Fund Class 2	2,186,893	(3,251,553)	(1,064,660)
American Funds International Fund Class 4	941,544	(52,876)	888,668
American Funds International Growth and Income Fund Class 1	15,726	(10,111)	5,615
American Funds Managed Risk Asset Allocation Fund Class P1	26,053	(13,820)	12,233
American Funds Managed Risk Asset Allocation Fund Class P2	2,170,569	(88,894)	2,081,675
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	140	(1,901)	(1,761)
American Funds Managed Risk Growth Fund Class P1	—	(4,286)	(4,286)
American Funds Managed Risk Growth-Income Fund Class P1	38	(188)	(150)
American Funds Managed Risk International Fund Class P1	4,547	—	4,547
American Funds Mortgage Fund Class 1	3,576	(6,336)	(2,760)
American Funds Mortgage Fund Class 4	554,217	(88,305)	465,912
American Funds New World Fund Class 1	63,675	(11,665)	52,010
American Funds New World Fund Class 4	963,909	(62,148)	901,761
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	5,888	(11,678)	(5,790)
BlackRock Global Allocation V.I. Fund Class I	130,924	(14,824)	116,100
BlackRock Global Allocation V.I. Fund Class III	2,132,510	(7,961,081)	(5,828,571)
BlackRock iShares Alternative Strategies V.I. Fund Class III	55,585	(650)	54,935
ClearBridge Variable Aggressive Growth Portfolio Class I	5,236	(5,670)	(434)
ClearBridge Variable Aggressive Growth Portfolio Class II	1,401,674	(180,412)	1,221,262
ClearBridge Variable Mid Cap Core Portfolio Class I	18,551	(2,445)	16,106
ClearBridge Variable Mid Cap Core Portfolio Class II	1,449,830	(1,180,663)	269,167
Delaware VIP Diversified Income Series Standard Class	187,517	(23,011)	164,506
Delaware VIP Diversified Income Series Service Class	10,234,044	(6,180,499)	4,053,545
Delaware VIP Emerging Markets Series Standard Class	183	(530)	(347)
Delaware VIP Emerging Markets Series Service Class	2,200,221	(1,882,091)	318,130
Delaware VIP High Yield Series Standard Class	186,809	(222,122)	(35,313)
Delaware VIP High Yield Series Service Class	779,717	(2,140,047)	(1,360,330)
Delaware VIP International Value Equity Series Standard Class	5,071	(5,405)	(334)
Delaware VIP Limited-Term Diversified Income Series Standard Class	11,734	(21,101)	(9,367)
Delaware VIP Limited-Term Diversified Income Series Service Class	6,593,143	(8,572,022)	(1,978,879)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP REIT Series Standard Class	15,170	(58,686)	(43,516)
Delaware VIP REIT Series Service Class	793,129	(1,349,231)	(556,102)
Delaware VIP Small Cap Value Series Standard Class	5,216	(20,519)	(15,303)
Delaware VIP Small Cap Value Series Service Class	603,353	(1,695,731)	(1,092,378)
Delaware VIP Smid Cap Growth Series Standard Class	9,068	(31,238)	(22,170)
Delaware VIP Smid Cap Growth Series Service Class	1,101,599	(549,518)	552,081
Delaware VIP U.S. Growth Series Service Class	927,547	(1,844,115)	(916,568)
Delaware VIP Value Series Standard Class	10,997	(44,835)	(33,838)
Delaware VIP Value Series Service Class	1,230,171	(2,059,711)	(829,540)
Deutsche Alternative Asset Allocation VIP Portfolio A	14,928	(3,758)	11,170
Deutsche Alternative Asset Allocation VIP Portfolio B	621,718	(395,528)	226,190
Deutsche Equity 500 Index VIP Portfolio A	23,566	(61,272)	(37,706)
Deutsche Small Cap Index VIP Portfolio A	2,860	(25,539)	(22,679)
Eaton Vance VT Floating-Rate Income Fund Initial Class	622,259	(66,972)	555,287
Eaton Vance VT Floating-Rate Income Fund Advisor Class	180,830	(16,703)	164,127
Fidelity VIP Contrafund Portfolio Initial Class	14,955	(139)	14,816
Fidelity VIP Contrafund Portfolio Service Class 2	922,469	(3,884,202)	(2,961,733)
Fidelity VIP Growth Portfolio Initial Class	7,433	(36,209)	(28,776)
Fidelity VIP Growth Portfolio Service Class 2	1,132,187	(1,108,901)	23,286
Fidelity VIP Mid Cap Portfolio Initial Class	6,281	(1,285)	4,996
Fidelity VIP Mid Cap Portfolio Service Class 2	984,200	(2,741,629)	(1,757,429)
Fidelity VIP Overseas Portfolio Service Class 2	3,688	(3,688)	—
Fidelity VIP Strategic Income Portfolio Initial Class	17,775	—	17,775
Fidelity VIP Strategic Income Portfolio Service Class 2	222,350	(21,175)	201,175
First Trust Multi Income Allocation Portfolio Class I	308,818	(55,159)	253,659
First Trust Multi Income Allocation Portfolio Class II	290	(290)	—
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	792,544	(93,158)	699,386
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	554	—	554
Franklin Founding Funds Allocation VIP Fund Class 4	337,227	(568,450)	(231,223)
Franklin Income VIP Fund Class 1	6,237	—	6,237
Franklin Income VIP Fund Class 2	1,966,570	(4,849,720)	(2,883,150)
Franklin Income VIP Fund Class 4	1,321,631	(249,862)	1,071,769
Franklin Mutual Shares VIP Fund Class 1	4,443	(34)	4,409
Franklin Mutual Shares VIP Fund Class 2	1,591,544	(5,033,007)	(3,441,463)
Franklin Mutual Shares VIP Fund Class 4	321,722	(41,570)	280,152
Franklin Rising Dividends VIP Fund Class 1	36,048	(4,641)	31,407
Franklin Rising Dividends VIP Fund Class 4	614,584	(50,009)	564,575
Franklin Small Cap Value VIP Fund Class 1	1,917	(389)	1,528
Franklin Small Cap Value VIP Fund Class 4	206,893	(24,831)	182,062
Franklin Small-Mid Cap Growth VIP Fund Class 1	506	(7)	499
Franklin Small-Mid Cap Growth VIP Fund Class 2	2,135	(2,135)	—
Franklin Small-Mid Cap Growth VIP Fund Class 4	235,713	(90,722)	144,991
Goldman Sachs VIT Large Cap Value Fund Service Class	248,592	(710,741)	(462,149)
Goldman Sachs VIT Money Market Fund Institutional Class	260,005	(209,690)	50,315
Goldman Sachs VIT Money Market Fund Service Class	6,128,819	(3,158,222)	2,970,597
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	305,625	(110,385)	195,240
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class	176	(85)	91
Goldman Sachs VIT Strategic Income Fund Advisor Class	384,245	(64,683)	319,562
Guggenheim Long Short Equity Fund	365,159	(65,904)	299,255
Guggenheim Multi-Hedge Strategies Fund	346,439	(59,206)	287,233
Hartford Capital Appreciation HLS Fund Class IA	2,871	(14)	2,857
Hartford Capital Appreciation HLS Fund Class IC	545,724	(106,634)	439,090
Huntington VA Dividend Capture Fund	3,721	(14,801)	(11,080)
Invesco V.I. American Franchise Fund Series I	2,310	(19,846)	(17,536)
Invesco V.I. American Franchise Fund Series II	29,746	(14,966)	14,780
Invesco V.I. Balanced-Risk Allocation Fund Series I	2,749	(191)	2,558
Invesco V.I. Balanced-Risk Allocation Fund Series II	533,449	(43,070)	490,379
Invesco V.I. Comstock Fund Series I	7,722	(57)	7,665
Invesco V.I. Comstock Fund Series II	175,088	(51,600)	123,488
Invesco V.I. Core Equity Fund Series I	8,552	(77,905)	(69,353)
Invesco V.I. Core Equity Fund Series II	2,362	(25,655)	(23,293)
Invesco V.I. Diversified Dividend Fund Series I	1,076	(297)	779

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Diversified Dividend Fund Series II	460,875	(26,542)	434,333
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	895	(1)	894
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	752,217	(37,242)	714,975
Invesco V.I. Equity and Income Fund Series II	478,046	(158,071)	319,975
Invesco V.I. International Growth Fund Series I	27,535	(20,701)	6,834
Invesco V.I. International Growth Fund Series II	941,975	(144,642)	797,333
Ivy Funds VIP Asset Strategy Portfolio Class A	804,469	(130,503)	673,966
Ivy Funds VIP Energy Portfolio Class A	618,588	(89,257)	529,331
Ivy Funds VIP High Income Portfolio Class A	648,703	(48,553)	600,150
Ivy Funds VIP Micro Cap Growth Portfolio Class A	141,124	(19,461)	121,663
Ivy Funds VIP Mid Cap Growth Portfolio Class A	261,545	(26,467)	235,078
Ivy Funds VIP Science and Technology Portfolio Class A	816,504	(31,114)	785,390
Janus Aspen Balanced Portfolio Service Shares	26,306	(161,587)	(135,281)
Janus Aspen Enterprise Portfolio Service Shares	25,484	(32,277)	(6,793)
Janus Aspen Global Research Portfolio Service Shares	2,318	(12,705)	(10,387)
JPMIT Global Allocation Portfolio Class 2	230,357	(19,182)	211,175
JPMIT Income Builder Portfolio Class 2	26,597	(36)	26,561
JPMIT Intrepid Mid Cap Portfolio Class 1	1,799	(28)	1,771
JPMIT Intrepid Mid Cap Portfolio Class 2	478,320	(80,886)	397,434
LVIP American Balanced Allocation Fund Standard Class	78,334	(40,173)	38,161
LVIP American Balanced Allocation Fund Service Class	1,082,325	(94,498)	987,827
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	8,251,831	(1,660,387)	6,591,444
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	2,501	(499)	2,002
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	1,196,753	(111,675)	1,085,078
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	32,673	(26,033)	6,640
LVIP American Global Growth Allocation Managed Risk Fund Service Class	3,955,684	(187,069)	3,768,615
LVIP American Global Growth Fund Service Class II	1,643,043	(418,937)	1,224,106
LVIP American Global Small Capitalization Fund Service Class II	740,713	(592,395)	148,318
LVIP American Growth Allocation Fund Standard Class	68,891	(27,600)	41,291
LVIP American Growth Allocation Fund Service Class	1,038,308	(21,640)	1,016,668
LVIP American Growth Fund Service Class II	1,332,185	(1,129,708)	202,477
LVIP American Growth-Income Fund Service Class II	1,905,984	(662,361)	1,243,623
LVIP American Income Allocation Fund Standard Class	10	(20)	(10)
LVIP American International Fund Service Class II	1,111,698	(495,237)	616,461
LVIP American Preservation Fund Standard Class	720	(5,449)	(4,729)
LVIP American Preservation Fund Service Class	589,992	(264,887)	325,105
LVIP AQR Enhanced Global Strategies Fund Standard Class	4	(83)	(79)
LVIP AQR Enhanced Global Strategies Fund Service Class	129,529	(7,798)	121,731
LVIP Baron Growth Opportunities Fund Standard Class	45	(1,095)	(1,050)
LVIP Baron Growth Opportunities Fund Service Class	969,120	(919,302)	49,818
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	8,648	(4,054)	4,594
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	9,936,690	(327,863)	9,608,827
LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class	1,209	(13,056)	(11,847)
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	10,861,928	(825,321)	10,036,607
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class	2,434	(4,759)	(2,325)
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	24,210,536	(3,293,528)	20,917,008
LVIP BlackRock Inflation Protected Bond Fund Standard Class	30,567	(14,795)	15,772
LVIP BlackRock Inflation Protected Bond Fund Service Class	4,794,481	(5,971,672)	(1,177,191)
LVIP BlackRock Multi-Asset Income Fund Standard Class	49,576	(47,299)	2,277
LVIP BlackRock Multi-Asset Income Fund Service Class	293,791	(12,488)	281,303
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	33,610	—	33,610
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	3,014,003	(48,402)	2,965,601
LVIP Clarion Global Real Estate Fund Standard Class	2,440	(475)	1,965
LVIP Clarion Global Real Estate Fund Service Class	1,908,290	(1,617,454)	290,836
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	5,502,661	(12,675)	5,489,986
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	1,009	(379)	630
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	7,142,683	(528,062)	6,614,621
LVIP Delaware Bond Fund Standard Class	213,211	(801,932)	(588,721)
LVIP Delaware Bond Fund Service Class	20,876,428	(5,110,693)	15,765,735
LVIP Delaware Diversified Floating Rate Fund Standard Class	69,938	(21,901)	48,037
LVIP Delaware Diversified Floating Rate Fund Service Class	6,942,974	(7,885,006)	(942,032)
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	866	(66,533)	(65,667)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	198,277	(383,317)	(185,040)
LVIP Delaware Social Awareness Fund Standard Class	19,026	(53,805)	(34,779)
LVIP Delaware Social Awareness Fund Service Class	462,568	(540,261)	(77,693)
LVIP Delaware Special Opportunities Fund Service Class	601,735	(588,012)	13,723
LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class	16,450	(98,374)	(81,924)
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	8,290,000	(428,951)	7,861,049
LVIP Dimensional International Core Equity Fund Standard Class	39,701	(1,977)	37,724
LVIP Dimensional International Core Equity Fund Service Class	741,124	(142,844)	598,280
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	47,475	(2,724)	44,751
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	382,662	(450,653)	(67,991)
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class	98,257	(77,798)	20,459
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	9,159,959	(759,274)	8,400,685
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	54,738	(17)	54,721
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	503,649	(131,191)	372,458
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	83,106	(212,505)	(129,399)
LVIP Dimensional/Vanguard Total Bond Fund Service Class	9,272,550	(1,782,394)	7,490,156
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	72	(958)	(886)
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	10,428,486	(1,041,141)	9,387,345
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	165,014	(6,147)	158,867
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	5,094	(73)	5,021
LVIP Global Conservative Allocation Managed Risk Fund Service Class	9,666,403	(5,483,947)	4,182,456
LVIP Global Growth Allocation Managed Risk Fund Standard Class	41,462	(34,909)	6,553
LVIP Global Growth Allocation Managed Risk Fund Service Class	59,727,961	(13,145,257)	46,582,704
LVIP Global Income Fund Standard Class	5,445	—	5,445
LVIP Global Income Fund Service Class	6,564,009	(3,353,114)	3,210,895
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	17,808	(4,957)	12,851
LVIP Global Moderate Allocation Managed Risk Fund Service Class	43,501,526	(12,153,249)	31,348,277
LVIP Goldman Sachs Income Builder Fund Standard Class	45	(45)	—
LVIP Goldman Sachs Income Builder Fund Service Class	229,903	(27,683)	202,220
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	8,881,635	(116,516)	8,765,119
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	568	(389)	179
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	5,948,169	(408,210)	5,539,959
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	6,969,952	(1,616,824)	5,353,128
LVIP JPMorgan High Yield Fund Standard Class	3,700	(50)	3,650
LVIP JPMorgan High Yield Fund Service Class	3,981,141	(3,357,061)	624,080
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	8,049	(1,867)	6,182
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	10,144,514	(535,172)	9,609,342
LVIP Managed Risk Profile 2010 Fund Service Class	56,275	(109,696)	(53,421)
LVIP Managed Risk Profile 2020 Fund Service Class	43,609	(317,795)	(274,186)
LVIP Managed Risk Profile 2030 Fund Service Class	21,330	(94,693)	(73,363)
LVIP Managed Risk Profile 2040 Fund Service Class	48,114	(70,650)	(22,536)
LVIP MFS International Growth Fund Standard Class	5,429	(4,144)	1,285
LVIP MFS International Growth Fund Service Class	1,350,370	(1,343,899)	6,471
LVIP MFS International Growth Managed Volatility Fund Service Class	9,562,473	(319,639)	9,242,834
LVIP MFS Value Fund Standard Class	187	(3)	184
LVIP MFS Value Fund Service Class	1,601,688	(4,306,099)	(2,704,411)
LVIP Mondrian International Value Fund Standard Class	19,155	(108,728)	(89,573)
LVIP Mondrian International Value Fund Service Class	1,408,636	(1,914,413)	(505,777)
LVIP Money Market Fund Standard Class	1,672,906	(2,017,542)	(344,636)
LVIP Money Market Fund Service Class	17,130,063	(18,597,170)	(1,467,107)
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	1,692,000	(84,457)	1,607,543
LVIP PIMCO Low Duration Bond Fund Standard Class	160,083	(18,660)	141,423
LVIP PIMCO Low Duration Bond Fund Service Class	17,729,670	(833,687)	16,895,983
LVIP SSgA Bond Index Fund Standard Class	29,483	(3,085)	26,398
LVIP SSgA Bond Index Fund Service Class	4,329,189	(7,044,852)	(2,715,663)
LVIP SSgA Conservative Index Allocation Fund Service Class	1,382,818	(960,469)	422,349
LVIP SSgA Conservative Structured Allocation Fund Standard Class	42,366	(2,386)	39,980
LVIP SSgA Conservative Structured Allocation Fund Service Class	1,892,358	(2,412,300)	(519,942)
LVIP SSgA Developed International 150 Fund Standard Class	5,086	(912)	4,174
LVIP SSgA Developed International 150 Fund Service Class	1,610,751	(1,615,948)	(5,197)
LVIP SSgA Emerging Markets 100 Fund Standard Class	17,859	(4,648)	13,211
LVIP SSgA Emerging Markets 100 Fund Service Class	2,679,905	(1,092,604)	1,587,301

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class	22,477	(3,530)	18,947
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	9,092,824	(4,403,627)	4,689,197
LVIP SSgA International Index Fund Standard Class	49,750	(8,251)	41,499
LVIP SSgA International Index Fund Service Class	1,834,081	(2,819,967)	(985,886)
LVIP SSgA International Managed Volatility Fund Service Class	7,771,268	(229,286)	7,541,982
LVIP SSgA Large Cap 100 Fund Standard Class	10,412	(4,840)	5,572
LVIP SSgA Large Cap 100 Fund Service Class	903,568	(1,944,365)	(1,040,797)
LVIP SSgA Large Cap Managed Volatility Fund Standard Class	2,738	(2)	2,736
LVIP SSgA Large Cap Managed Volatility Fund Service Class	8,437,383	(804,189)	7,633,194
LVIP SSgA Moderate Index Allocation Fund Service Class	1,613,456	(1,240,681)	372,775
LVIP SSgA Moderate Structured Allocation Fund Standard Class	17,102	—	17,102
LVIP SSgA Moderate Structured Allocation Fund Service Class	1,873,028	(5,174,955)	(3,301,927)
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	1,459,855	(1,587,597)	(127,742)
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	1,983,792	(2,011,425)	(27,633)
LVIP SSgA S&P 500 Index Fund Standard Class	136,075	(335,342)	(199,267)
LVIP SSgA S&P 500 Index Fund Service Class	6,003,893	(5,653,061)	350,832
LVIP SSgA Small-Cap Index Fund Standard Class	61,858	(9,752)	52,106
LVIP SSgA Small-Cap Index Fund Service Class	1,505,491	(1,779,595)	(274,104)
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	14,708	(6,429)	8,279
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	9,919,638	(190,927)	9,728,711
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	24,011	(11,870)	12,141
LVIP SSgA Small-Mid Cap 200 Fund Service Class	994,996	(563,815)	431,181
LVIP T. Rowe Price Growth Stock Fund Standard Class	5,009	(184)	4,825
LVIP T. Rowe Price Growth Stock Fund Service Class	4,819,759	(758,358)	4,061,401
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	37,434	(32,288)	5,146
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	1,347,179	(417,088)	930,091
LVIP Templeton Growth Managed Volatility Fund Service Class	17,720,561	(1,280,364)	16,440,197
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	3,446	—	3,446
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	24,692,694	—	24,692,694
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	21,226	(15,169)	6,057
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	7,913,563	(227,502)	7,686,061
LVIP Vanguard Domestic Equity ETF Fund Standard Class	10,727	(5,211)	5,516
LVIP Vanguard Domestic Equity ETF Fund Service Class	1,517,412	(789,766)	727,646
LVIP Vanguard International Equity ETF Fund Standard Class	36,202	(5,128)	31,074
LVIP Vanguard International Equity ETF Fund Service Class	1,985,173	(490,515)	1,494,658
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	39,138	(20,383)	18,755
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	15,331,956	(390,738)	14,941,218
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	9,646	(619)	9,027
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	5,951,176	(25,803)	5,925,373
LVIP Wellington Capital Growth Fund Service Class	934,635	(2,511,144)	(1,576,509)
LVIP Wellington Mid-Cap Value Fund Service Class	661,314	(5,322,060)	(4,660,746)
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	667,148	(88,985)	578,163
Lord Abbett Series Fund Developing Growth Portfolio Class VC	378,014	(101,229)	276,785
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	18,995	(77,826)	(58,831)
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	1,199,844	(128,656)	1,071,188
MFS VIT Core Equity Series Service Class	130	(128,669)	(128,539)
MFS VIT Growth Series Initial Class	6,345	(12,256)	(5,911)
MFS VIT Growth Series Service Class	952,704	(423,731)	528,973
MFS VIT Total Return Series Initial Class	3,824	(69,761)	(65,937)
MFS VIT Total Return Series Service Class	12,669	(13,131)	(462)
MFS VIT Utilities Series Initial Class	19,388	(64,403)	(45,015)
MFS VIT Utilities Series Service Class	782,251	(1,035,628)	(253,377)
MFS VIT II Core Equity Portfolio Service Class	142,371	(23,587)	118,784
MFS VIT II International Value Series Initial Class	11,931	(3,885)	8,046
MFS VIT II International Value Series Service Class	882,615	(24,848)	857,767
Morgan Stanley UIF Capital Growth Portfolio Class II	7,846	(12,749)	(4,903)
NB AMT Mid Cap Growth Portfolio I Class	1,254	(1,254)	—
NB AMT Mid Cap Intrinsic Value Portfolio I Class	47,958	(229,120)	(181,162)
Oppenheimer Global Fund/VA Service Shares	27,289	(62,644)	(35,355)
Oppenheimer International Growth Fund/VA Non-Service Shares	2,776	(1,507)	1,269
Oppenheimer International Growth Fund/VA Service Shares	597,962	(86,116)	511,846
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	418,618	(415,140)	3,478

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer Main Street Small Cap Fund/VA Service Shares	360,334	(14)	360,320
PIMCO VIT All Asset All Authority Portfolio Advisor Class	75,827	(44,830)	30,997
PIMCO VIT All Asset All Authority Portfolio Institutional Class	15,782	(2,200)	13,582
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	425,539	(220,007)	205,532
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	4,619	—	4,619
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	107,072	(38,986)	68,086
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	702	(5)	697
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	266,298	(48,521)	217,777
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	9,327	(7,093)	2,234
Putnam VT Absolute Return 500 Fund Class IA	943	—	943
Putnam VT Absolute Return 500 Fund Class IB	244,290	(85,003)	159,287
Putnam VT Global Health Care Fund Class IA	1,957	(18)	1,939
Putnam VT Global Health Care Fund Class IB	495,951	(165,486)	330,465
Putnam VT Growth & Income Fund Class IB	1,215	(22,775)	(21,560)
Putnam VT Income Fund Class IB	236,081	(22,029)	214,052
SIPT VP Market Growth Strategy Fund Class III	113,531	(55,779)	57,752
SIPT VP Market Plus Strategy Fund Class III	52,215	(11,553)	40,662
Templeton Foreign VIP Fund Class 1	141	(76)	65
Templeton Foreign VIP Fund Class 4	153,422	(36,668)	116,754
Templeton Global Bond VIP Fund Class 1	109,810	(43,380)	66,430
Templeton Global Bond VIP Fund Class 2	864,808	(3,412,816)	(2,548,008)
Templeton Global Bond VIP Fund Class 4	1,048,357	(70,813)	977,544
Templeton Growth VIP Fund Class 2	144,861	(486,615)	(341,754)
Transparent Value Directional Allocation VI Portfolio Class I	109	(186)	(77)
Transparent Value Directional Allocation VI Portfolio Class II	434,383	(738,329)	(303,946)
UIF Global Infrastructure Portfolio Class I	228	—	228
UIF Global Infrastructure Portfolio Class II	376,027	(170,504)	205,523
Van Eck VIP Global Hard Assets Fund Class S	232,428	(63,311)	169,117
Van Eck VIP Global Hard Assets Fund Initial Class	36,491	(16,648)	19,843
Virtus VIT Multi-Sector Fixed Income Series Class A	575,275	(46,697)	528,578
Virtus VIT Multi-Sector Fixed Income Series Class I	17,809	(16,546)	1,263
Virtus VIT Equity Trends Series Class A	318,324	(204,597)	113,727
Virtus VIT Equity Trends Series Class I	—	(14,402)	(14,402)

The change in units outstanding for the year ended December 31, 2014, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio Class B	474,490	(797,739)	(323,249)
AB VPS Growth and Income Portfolio Class B	7,348	(7,348)	—
AB VPS International Value Portfolio Class B	1,643	(980)	663
AB VPS Large Cap Growth Portfolio Class B	66,854	(127,981)	(61,127)
AB VPS Small/Mid Cap Value Portfolio Class A	5,516	—	5,516
AB VPS Small/Mid Cap Value Portfolio Class B	468,732	(1,317,205)	(848,473)
Alps|Alerian Energy Infrastructure Portfolio Class I	11,325	—	11,325
Alps|Alerian Energy Infrastructure Portfolio Class III	202,489	(15,289)	187,200
Alps|Stadion Tactical Defensive Portfolio Class I	7,749	—	7,749
Alps|Stadion Tactical Defensive Portfolio Class III	74,590	(1,754)	72,836
American Century VP Inflation Protection Fund Class II	16,429	(16,429)	—
American Funds Asset Allocation Fund Class 1	39,266	(2,001)	37,265
American Funds Asset Allocation Fund Class 4	491,561	(2,999)	488,562
American Funds Blue Chip Income and Growth Fund Class 1	108,183	(9,311)	98,872
American Funds Blue Chip Income and Growth Fund Class 4	282,711	(12,279)	270,432
American Funds Bond Fund Class 1	111,823	(5,750)	106,073
American Funds Capital Income Builder Fund Class 1	15,406	(3,621)	11,785
American Funds Capital Income Builder Fund Class 4	351,193	(20,089)	331,104
American Funds Global Balanced Fund Class 1	18,816	(10,363)	8,453
American Funds Global Bond Fund Class 1	56,766	(4,456)	52,310
American Funds Global Growth Fund Class 1	47,371	(3,877)	43,494
American Funds Global Growth Fund Class 2	544,079	(2,013,039)	(1,468,960)
American Funds Global Growth Fund Class 4	166,527	(355)	166,172
American Funds Global Growth and Income Fund Class 1	37,910	(11,293)	26,617

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Global Small Capitalization Fund Class 1	30,138	(860)	29,278
American Funds Global Small Capitalization Fund Class 2	1,069,121	(2,126,416)	(1,057,295)
American Funds Global Small Capitalization Fund Class 4	109,832	(178)	109,654
American Funds Growth Fund Class 1	181,022	(11,617)	169,405
American Funds Growth Fund Class 2	251,359	(12,159,385)	(11,908,026)
American Funds Growth Fund Class 4	697,590	(8,360)	689,230
American Funds Growth-Income Fund Class 1	97,798	(4,116)	93,682
American Funds Growth-Income Fund Class 2	510,881	(15,566,457)	(15,055,576)
American Funds Growth-Income Fund Class 4	446,563	(17,270)	429,293
American Funds High-Income Bond Fund Class 1	39,252	(2,167)	37,085
American Funds International Fund Class 1	127,261	(5,704)	121,557
American Funds International Fund Class 2	2,599,939	(2,836,136)	(236,197)
American Funds International Fund Class 4	318,756	(535)	318,221
American Funds International Growth and Income Fund Class 1	74,194	(10,113)	64,081
American Funds Managed Risk Asset Allocation Fund Class P1	28,911	(419)	28,492
American Funds Managed Risk Asset Allocation Fund Class P2	512,715	(1,153)	511,562
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	7,607	(80)	7,527
American Funds Managed Risk Growth Fund Class P1	2,007	(472)	1,535
American Funds Managed Risk Growth-Income Fund Class P1	1,769	(20)	1,749
American Funds Managed Risk International Fund Class P1	1,359	—	1,359
American Funds Mortgage Fund Class 1	7,265	(12,101)	(4,836)
American Funds Mortgage Fund Class 4	5,251	(38)	5,213
American Funds New World Fund Class 1	109,653	(6,132)	103,521
American Funds New World Fund Class 4	241,004	(11,343)	229,661
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	14,491	(23,587)	(9,096)
BlackRock Global Allocation V.I. Fund Class I	33,995	(699)	33,296
BlackRock Global Allocation V.I. Fund Class III	1,759,856	(7,585,561)	(5,825,705)
ClearBridge Variable Aggressive Growth Portfolio Class I	17,600	—	17,600
ClearBridge Variable Aggressive Growth Portfolio Class II	423,885	—	423,885
ClearBridge Variable Mid Cap Core Portfolio Class I	241	—	241
ClearBridge Variable Mid Cap Core Portfolio Class II	1,373,339	(16,163)	1,357,176
Delaware VIP Diversified Income Series Standard Class	43,519	(2,035)	41,484
Delaware VIP Diversified Income Series Service Class	16,422,143	(2,531,181)	13,890,962
Delaware VIP Emerging Markets Series Standard Class	347	—	347
Delaware VIP Emerging Markets Series Service Class	1,937,786	(2,173,212)	(235,426)
Delaware VIP High Yield Series Standard Class	130,813	(166,820)	(36,007)
Delaware VIP High Yield Series Service Class	438,578	(2,255,774)	(1,817,196)
Delaware VIP International Value Equity Series Standard Class	2,343	(4,333)	(1,990)
Delaware VIP Limited-Term Diversified Income Series Standard Class	38,623	(9,181)	29,442
Delaware VIP Limited-Term Diversified Income Series Service Class	13,131,879	(7,649,914)	5,481,965
Delaware VIP REIT Series Standard Class	39,533	(24,477)	15,056
Delaware VIP REIT Series Service Class	896,393	(899,458)	(3,065)
Delaware VIP Small Cap Value Series Standard Class	6,302	(25,243)	(18,941)
Delaware VIP Small Cap Value Series Service Class	630,477	(1,839,496)	(1,209,019)
Delaware VIP Smid Cap Growth Series Standard Class	7,055	(39,890)	(32,835)
Delaware VIP Smid Cap Growth Series Service Class	357,826	(1,371,951)	(1,014,125)
Delaware VIP U.S. Growth Series Service Class	849,707	(1,731,581)	(881,874)
Delaware VIP Value Series Standard Class	29,079	(78,637)	(49,558)
Delaware VIP Value Series Service Class	2,117,044	(1,735,210)	381,834
Deutsche Alternative Asset Allocation VIP Portfolio A	16,609	(2,011)	14,598
Deutsche Alternative Asset Allocation VIP Portfolio B	568,926	(433,917)	135,009
Deutsche Equity 500 Index VIP Portfolio A	1,599	(141,204)	(139,605)
Deutsche Equity 500 Index VIP Portfolio B	2,297	(2,297)	—
Deutsche Small Cap Index VIP Portfolio A	12,674	(52,368)	(39,694)
Eaton Vance VT Floating-Rate Income Fund Initial Class	144,266	(2,123)	142,143
Eaton Vance VT Floating-Rate Income Fund Advisor Class	47,635	(3,575)	44,060
Fidelity VIP Contrafund Portfolio Initial Class	11,600	(20)	11,580
Fidelity VIP Contrafund Portfolio Service Class 2	676,638	(6,257,027)	(5,580,389)
Fidelity VIP Equity-Income Portfolio Service Class 2	2,352	(2,352)	—
Fidelity VIP Growth Portfolio Initial Class	42,958	(75,495)	(32,537)
Fidelity VIP Growth Portfolio Service Class 2	3,065,726	(4,167,178)	(1,101,452)
Fidelity VIP Mid Cap Portfolio Initial Class	56,042	(94)	55,948

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP Mid Cap Portfolio Service Class 2	1,111,185	(2,931,305)	(1,820,120)
Fidelity VIP Overseas Portfolio Service Class 2	19	(19)	—
First Trust Multi Income Allocation Portfolio Class I	45,237	(4,124)	41,113
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	157,362	(10,496)	146,866
Franklin Founding Funds Allocation VIP Fund Class 4	674,529	(9,747)	664,782
Franklin Income VIP Fund Class 1	40,104	(40,104)	—
Franklin Income VIP Fund Class 2	2,913,982	(3,994,459)	(1,080,477)
Franklin Income VIP Fund Class 4	843,072	(43,650)	799,422
Franklin Mutual Shares VIP Fund Class 2	1,730,708	(5,617,433)	(3,886,725)
Franklin Mutual Shares VIP Fund Class 4	91,752	(10,879)	80,873
Franklin Rising Dividends VIP Fund Class 1	8,072	—	8,072
Franklin Rising Dividends VIP Fund Class 4	248,611	(775)	247,836
Franklin Small Cap Value VIP Fund Class 1	28,306	—	28,306
Franklin Small Cap Value VIP Fund Class 4	74,802	(682)	74,120
Franklin Small-Mid Cap Growth VIP Fund Class 2	1,382	(1,390)	(8)
Franklin Small-Mid Cap Growth VIP Fund Class 4	60,799	(1,793)	59,006
Goldman Sachs VIT Large Cap Value Fund Service Class	12,022	(1,350,405)	(1,338,383)
Goldman Sachs VIT Money Market Fund Institutional Class	60,940	(27,844)	33,096
Goldman Sachs VIT Money Market Fund Service Class	1,595,209	(898,716)	696,493
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	78,176	(130)	78,046
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class	3,009	(58)	2,951
Goldman Sachs VIT Strategic Income Fund Advisor Class	130,812	(56,898)	73,914
Guggenheim Long Short Equity Fund	32,283	(156)	32,127
Guggenheim Multi-Hedge Strategies Fund	56,394	(7,775)	48,619
Hartford Capital Appreciation HLS Fund Class IA	4,695	—	4,695
Hartford Capital Appreciation HLS Fund Class IC	151,405	(195)	151,210
Huntington VA Balanced Fund	5,383	(260,487)	(255,104)
Huntington VA Dividend Capture Fund	7,245	(11,296)	(4,051)
Invesco V.I. American Franchise Fund Series I	12,574	(54,033)	(41,459)
Invesco V.I. American Franchise Fund Series II	121	(19,523)	(19,402)
Invesco V.I. Balanced-Risk Allocation Fund Series I	16,012	(29)	15,983
Invesco V.I. Balanced-Risk Allocation Fund Series II	203,936	(65,246)	138,690
Invesco V.I. Comstock Fund Series II	109,745	(2,999)	106,746
Invesco V.I. Core Equity Fund Series I	3,679	(92,472)	(88,793)
Invesco V.I. Core Equity Fund Series II	3,591	(22,186)	(18,595)
Invesco V.I. Diversified Dividend Fund Series I	2,013	(122)	1,891
Invesco V.I. Diversified Dividend Fund Series II	67,160	(587)	66,573
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	140,342	(3,382)	136,960
Invesco V.I. Equity and Income Fund Series II	124,092	(609)	123,483
Invesco V.I. International Growth Fund Series I	26,399	(40,088)	(13,689)
Invesco V.I. International Growth Fund Series II	519,437	(19,189)	500,248
Ivy Funds VIP Asset Strategy Portfolio Class A	508,836	(85,175)	423,661
Ivy Funds VIP Energy Portfolio Class A	116,164	(7,315)	108,849
Ivy Funds VIP High Income Portfolio Class A	252,733	(12,934)	239,799
Ivy Funds VIP Micro Cap Growth Portfolio Class A	38,670	(928)	37,742
Ivy Funds VIP Mid Cap Growth Portfolio Class A	63,165	(115)	63,050
Ivy Funds VIP Science and Technology Portfolio Class A	176,665	(3,989)	172,676
Janus Aspen Balanced Portfolio Service Shares	24,800	(148,482)	(123,682)
Janus Aspen Enterprise Portfolio Service Shares	12,879	(35,806)	(22,927)
Janus Aspen Global Research Portfolio Service Shares	4,481	(20,294)	(15,813)
JPMIT Intrepid Mid Cap Portfolio Class 1	4,661	—	4,661
JPMIT Intrepid Mid Cap Portfolio Class 2	146,031	(3,012)	143,019
LVIP American Balanced Allocation Fund Standard Class	47,827	(24,865)	22,962
LVIP American Balanced Allocation Fund Service Class	272,556	(14,577)	257,979
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	7,649,216	(140,268)	7,508,948
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	3,974	(15,187)	(11,213)
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	396,066	(9,413)	386,653
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	41,982	(10,517)	31,465
LVIP American Global Growth Allocation Managed Risk Fund Service Class	1,935,895	(7,397)	1,928,498
LVIP American Global Growth Fund Service Class II	1,142,966	(227,468)	915,498
LVIP American Global Small Capitalization Fund Service Class II	544,872	(434,048)	110,824
LVIP American Growth Allocation Fund Standard Class	6,105	(2,254)	3,851

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP American Growth Allocation Fund Service Class	310,410	(105)	310,305
LVIP American Growth Fund Service Class II	1,805,048	(832,282)	972,766
LVIP American Growth-Income Fund Service Class II	1,384,111	(805,918)	578,193
LVIP American Income Allocation Fund Standard Class	409	(3)	406
LVIP American International Fund Service Class II	1,148,238	(543,421)	604,817
LVIP American Preservation Fund Standard Class	2,755	(11,811)	(9,056)
LVIP American Preservation Fund Service Class	32,393	(16,899)	15,494
LVIP AQR Enhanced Global Strategies Fund Standard Class	2,879	(1,450)	1,429
LVIP AQR Enhanced Global Strategies Fund Service Class	130,116	(4,157)	125,959
LVIP Baron Growth Opportunities Fund Standard Class	48,869	(45)	48,824
LVIP Baron Growth Opportunities Fund Service Class	793,973	(1,558,964)	(764,991)
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	7,823	(984)	6,839
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	9,184,530	(363,085)	8,821,445
LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class	12,808	(302)	12,506
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	12,277,302	(743,698)	11,533,604
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class	22,609	(21,034)	1,575
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	44,919,434	(720,254)	44,199,180
LVIP BlackRock Inflation Protected Bond Fund Standard Class	13,078	(10,168)	2,910
LVIP BlackRock Inflation Protected Bond Fund Service Class	6,866,893	(4,306,394)	2,560,499
LVIP BlackRock Multi-Asset Income Fund Standard Class	21,018	—	21,018
LVIP BlackRock Multi-Asset Income Fund Service Class	123,857	(25,957)	97,900
LVIP Clarion Global Real Estate Fund Standard Class	27,800	—	27,800
LVIP Clarion Global Real Estate Fund Service Class	847,040	(1,627,347)	(780,307)
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	6,271	(12)	6,259
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	5,898,561	(20,110)	5,878,451
LVIP Delaware Bond Fund Standard Class	103,393	(1,195,219)	(1,091,826)
LVIP Delaware Bond Fund Service Class	13,229,549	(5,447,174)	7,782,375
LVIP Delaware Diversified Floating Rate Fund Standard Class	37,893	(9,088)	28,805
LVIP Delaware Diversified Floating Rate Fund Service Class	17,996,831	(8,872,677)	9,124,154
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	14,193	(116,615)	(102,422)
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	209,082	(428,590)	(219,508)
LVIP Delaware Social Awareness Fund Standard Class	14,429	(85,400)	(70,971)
LVIP Delaware Social Awareness Fund Service Class	348,344	(554,924)	(206,580)
LVIP Delaware Special Opportunities Fund Service Class	466,910	(635,339)	(168,429)
LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class	115,863	(3,780)	112,083
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	9,000,534	(589,332)	8,411,202
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	128,706	(608,879)	(480,173)
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class	179,825	(9,657)	170,168
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	10,010,146	(770,473)	9,239,673
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	263,626	(25,324)	238,302
LVIP Dimensional/Vanguard Total Bond Fund Service Class	11,496,614	(349,166)	11,147,448
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	1,900	—	1,900
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	9,183,737	(600,127)	8,583,610
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	59,451	(171)	59,280
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	2,030	(18)	2,012
LVIP Global Conservative Allocation Managed Risk Fund Service Class	10,257,256	(3,865,202)	6,392,054
LVIP Global Growth Allocation Managed Risk Fund Standard Class	31,456	(13,385)	18,071
LVIP Global Growth Allocation Managed Risk Fund Service Class	149,926,052	(425,592)	149,500,460
LVIP Global Income Fund Service Class	7,639,157	(711,274)	6,927,883
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	40,587	(7,215)	33,372
LVIP Global Moderate Allocation Managed Risk Fund Service Class	90,279,050	(2,314,552)	87,964,498
LVIP Goldman Sachs Income Builder Fund Standard Class	2,001	(3)	1,998
LVIP Goldman Sachs Income Builder Fund Service Class	65,671	(6,435)	59,236
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	2,972,591	(9,868)	2,962,723
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	7,663	(18)	7,645
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	6,946,071	(219,470)	6,726,601
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	10,879,712	(1,803,344)	9,076,368
LVIP JPMorgan High Yield Fund Service Class	4,057,535	(3,899,248)	158,287
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	4,106	(621)	3,485
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	9,145,740	(847,759)	8,297,981
LVIP Managed Risk Profile 2010 Fund Service Class	102,680	(186,674)	(83,994)
LVIP Managed Risk Profile 2020 Fund Service Class	46,322	(292,932)	(246,610)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Managed Risk Profile 2030 Fund Service Class	15,641	(238,255)	(222,614)
LVIP Managed Risk Profile 2040 Fund Service Class	27,832	(44,454)	(16,622)
LVIP MFS International Growth Fund Standard Class	1,030	—	1,030
LVIP MFS International Growth Fund Service Class	1,780,864	(939,699)	841,165
LVIP MFS International Growth Managed Volatility Fund Service Class	6,312,722	(187,210)	6,125,512
LVIP MFS Value Fund Standard Class	635	—	635
LVIP MFS Value Fund Service Class	1,543,550	(4,916,071)	(3,372,521)
LVIP Mondrian International Value Fund Standard Class	40,860	(117,143)	(76,283)
LVIP Mondrian International Value Fund Service Class	1,548,326	(2,190,090)	(641,764)
LVIP Money Market Fund Standard Class	1,582,114	(2,223,918)	(641,804)
LVIP Money Market Fund Service Class	22,074,582	(23,363,566)	(1,288,984)
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	520,062	(3,672)	516,390
LVIP PIMCO Low Duration Bond Fund Standard Class	11,734	(3,300)	8,434
LVIP PIMCO Low Duration Bond Fund Service Class	5,742,463	(341,191)	5,401,272
LVIP SSgA Bond Index Fund Standard Class	24,673	(2,115)	22,558
LVIP SSgA Bond Index Fund Service Class	2,866,684	(6,831,427)	(3,964,743)
LVIP SSgA Conservative Index Allocation Fund Service Class	901,592	(723,133)	178,459
LVIP SSgA Conservative Structured Allocation Fund Standard Class	16,276	—	16,276
LVIP SSgA Conservative Structured Allocation Fund Service Class	1,148,626	(1,702,834)	(554,208)
LVIP SSgA Developed International 150 Fund Standard Class	17,665	(593)	17,072
LVIP SSgA Developed International 150 Fund Service Class	1,114,027	(1,296,066)	(182,039)
LVIP SSgA Emerging Markets 100 Fund Standard Class	15,639	(2,892)	12,747
LVIP SSgA Emerging Markets 100 Fund Service Class	1,611,978	(1,515,097)	96,881
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class	8,341	(7,619)	722
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	13,368,991	(2,300,438)	11,068,553
LVIP SSgA International Index Fund Standard Class	21,897	(271)	21,626
LVIP SSgA International Index Fund Service Class	2,102,967	(2,510,282)	(407,315)
LVIP SSgA International Managed Volatility Fund Service Class	1,701,471	(54,460)	1,647,011
LVIP SSgA Large Cap 100 Fund Standard Class	37,113	(6,849)	30,264
LVIP SSgA Large Cap 100 Fund Service Class	903,596	(2,958,611)	(2,055,015)
LVIP SSgA Large Cap Managed Volatility Fund Standard Class	1,396	(1,403)	(7)
LVIP SSgA Large Cap Managed Volatility Fund Service Class	6,597,257	(282,829)	6,314,428
LVIP SSgA Moderate Index Allocation Fund Service Class	1,810,212	(897,613)	912,599
LVIP SSgA Moderate Structured Allocation Fund Service Class	1,822,778	(6,633,754)	(4,810,976)
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	1,118,343	(972,872)	145,471
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	2,834,392	(2,168,681)	665,711
LVIP SSgA S&P 500 Index Fund Standard Class	77,451	(343,515)	(266,064)
LVIP SSgA S&P 500 Index Fund Service Class	3,035,711	(7,849,398)	(4,813,687)
LVIP SSgA Small-Cap Index Fund Standard Class	42,646	(4,533)	38,113
LVIP SSgA Small-Cap Index Fund Service Class	1,014,664	(3,439,351)	(2,424,687)
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	4,052	(244)	3,808
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	5,997,893	(158,246)	5,839,647
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	40,400	(3,582)	36,818
LVIP SSgA Small-Mid Cap 200 Fund Service Class	384,395	(523,756)	(139,361)
LVIP T. Rowe Price Growth Stock Fund Standard Class	4,568	—	4,568
LVIP T. Rowe Price Growth Stock Fund Service Class	1,649,765	(3,260,802)	(1,611,037)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	34,121	(42,516)	(8,395)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	526,477	(599,770)	(73,293)
LVIP Templeton Growth Managed Volatility Fund Service Class	23,330,519	(744,883)	22,585,636
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	3,506	(18,969)	(15,463)
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	5,047,127	(913,602)	4,133,525
LVIP Vanguard Domestic Equity ETF Fund Standard Class	6,084	(2,082)	4,002
LVIP Vanguard Domestic Equity ETF Fund Service Class	1,768,049	(1,123,202)	644,847
LVIP Vanguard International Equity ETF Fund Standard Class	10,804	(6,494)	4,310
LVIP Vanguard International Equity ETF Fund Service Class	1,816,701	(263,614)	1,553,087
LVIP VIP ContraPortfolio Managed Volatility Portfolio Standard Class	28,234	(1,201)	27,033
LVIP VIP ContraPortfolio Managed Volatility Portfolio Service Class	15,281,233	(413,494)	14,867,739
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	1,146,435	(13,250)	1,133,185
LVIP Wellington Capital Growth Fund Service Class	549,249	(3,023,102)	(2,473,853)
LVIP Wellington Mid-Cap Value Fund Service Class	5,463,951	(780,640)	4,683,311
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	166,711	(8,929)	157,782
Lord Abbett Series Fund Developing Growth Portfolio Class VC	103,515	(22,199)	81,316

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	23,582	(106,432)	(82,850)
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	294,960	(29,902)	265,058
MFS VIT Core Equity Series Service Class	2,855	(25,137)	(22,282)
MFS VIT Growth Series Initial Class	914	(20,571)	(19,657)
MFS VIT Growth Series Service Class	918,034	(409,751)	508,283
MFS VIT Total Return Series Initial Class	1,393	(90,472)	(89,079)
MFS VIT Total Return Series Service Class	3,671	(2,877)	794
MFS VIT Utilities Series Initial Class	9,958	(42,344)	(32,386)
MFS VIT Utilities Series Service Class	700,751	(961,259)	(260,508)
MFS VIT II International Value Series Initial Class	7,060	—	7,060
MFS VIT II International Value Series Service Class	180,332	(1,164)	179,168
Morgan Stanley UIF Capital Growth Portfolio Class II	7,249	(17,697)	(10,448)
NB AMT Mid Cap Growth Portfolio I Class	979	(979)	—
NB AMT Mid Cap Intrinsic Value Portfolio I Class	74,899	(367,185)	(292,286)
Oppenheimer Global Fund/VA Service Shares	19,661	(37,455)	(17,794)
Oppenheimer International Growth Fund/VA Non-Service Shares	58,401	(52)	58,349
Oppenheimer International Growth Fund/VA Service Shares	134,049	(308)	133,741
Oppenheimer Main Street Small Cap Fund/VA Service Shares	81,333	(2,690)	78,643
PIMCO VIT All Asset All Authority Portfolio Advisor Class	80,522	(263)	80,259
PIMCO VIT All Asset All Authority Portfolio Institutional Class	10,366	—	10,366
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	311,503	(169,562)	141,941
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	556	—	556
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	115,712	(28,516)	87,196
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	65,977	(10,245)	55,732
Putnam VT Absolute Return 500 Fund Class IB	90,987	(10,846)	80,141
Putnam VT Global Health Care Fund Class IB	200,946	(135,453)	65,493
Putnam VT Growth & Income Fund Class IB	3,934	(13,270)	(9,336)
SIPT VP Market Growth Strategy Fund Class III	38,131	(12,279)	25,852
SIPT VP Market Plus Strategy Fund Class III	109,472	(17)	109,455
Templeton Foreign VIP Fund Class 1	2,307	—	2,307
Templeton Foreign VIP Fund Class 4	86,279	(4,399)	81,880
Templeton Global Bond VIP Fund Class 1	101,104	(4,462)	96,642
Templeton Global Bond VIP Fund Class 2	821,071	(3,878,837)	(3,057,766)
Templeton Global Bond VIP Fund Class 4	402,290	(3,952)	398,338
Templeton Growth VIP Fund Class 2	195,574	(669,990)	(474,416)
Transparent Value Directional Allocation VI Portfolio Class I	8,474	(4,963)	3,511
Transparent Value Directional Allocation VI Portfolio Class II	1,132,647	(15,569)	1,117,078
UIF Global Infrastructure Portfolio Class I	4,651	—	4,651
UIF Global Infrastructure Portfolio Class II	187,109	(34,876)	152,233
Van Eck VIP Global Hard Assets Fund Class S	91,148	(9,183)	81,965
Van Eck VIP Global Hard Assets Fund Initial Class	25,206	—	25,206
Virtus VIT Multi-Sector Fixed Income Series Class A	148,471	(10,303)	138,168
Virtus VIT Equity Trends Series Class A	269,720	(2,133)	267,587
Virtus VIT Equity Trends Series Class I	14,402	—	14,402

7. Subsequent Event

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

Board of Directors of The Lincoln National Life Insurance Company
and

Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statements of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2015, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the fund companies, or their transfer agent, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life Variable Annuity Account N at December 31, 2015, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
April 12, 2016

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2015
Statement of Operations - Year ended December 31, 2015
Statements of Changes in Net Assets - Years ended December 31, 2015 and 2014
Notes to Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
Consolidated Balance Sheets - Years ended December 31, 2015 and 2014
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2015, 2014 and 2013
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2015, 2014 and 2013
Consolidated Statements of Cash Flows - Years ended December 31, 2015, 2014 and 2013
Notes to Consolidated Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(2) Not Applicable
(3)(a) Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.
(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) Annuity Contract (30070-A) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-138190) filed on October 25, 2006.
(b) Contract Specifications (30070-CD-A) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-193273) filed on January 10, 2014.
(c) Large Account Credit Rider (AR-568) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-193273) filed on January 10, 2014.
(d) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(e) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.
(f) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(g) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File

No. 333-40937) filed on April 12, 2016.
(h) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(i) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(j) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(k) Earnings Optimizer Death Benefit Rider (AR-590) incorporated herein by reference to Post-Effective Amendmetn No. 3 (File No. 333-193273) filed on November 12, 2015.
(5) Application (ANF06747-LIA) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193273) filed on May 16, 2015.
(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post- Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7) Not Applicable
(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AIM (Invesco) Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(iii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015; amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015.
(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(v) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vii) Deutsche (fka DWS) Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(viii) Eaton Vance Variable Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(ix) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(x) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016.
(xi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xii) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xiii) Hartford Funds Management Company, LLC, Harford Funds Distributors, LLC, and Hartford Administrative Services Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(xiv) Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(xv) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(xvi) Legg Mason Partners Variable Equity Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xvii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(xviii) Lord Abbott Series Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.
(xix) MFS® Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xx) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xxi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xxii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(xxiii) Rydex Variable Trust and Guggenheim Funds Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(xxiv) SEI Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(xxv) Transparent Value Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(xxvi) The Universal Institutional Funds, Inc. (Morgan Stanley) incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xxvii) Van Eck VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(xxviii) Virtus Variable Insurance Trust and VP Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Guggenheim Funds Distributors, LLC incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(ix) Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.

(x) Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(xi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xiii) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.
(xiv) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xv) Van Eck Securities Corporation incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(9) Opinion and Consent of Scott C. Durocher, Senior Counsel of The Lincoln National Life Insurance Company, as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193273) filed on May 16, 2015.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company
(11) Not applicable
(12) Not applicable
(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 56 (File No. 033-26032) filed on December 28, 2015.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Charles A. Brawley, III**	Executive Vice President, General Counsel and Secretary[1]
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller**	Executive Vice President and Director
Dennis R. Glass**	President and Director
Kirkland L. Hicks**	Executive Vice President, General Counsel and Secretary[1]
Mark E. Konen**	Executive Vice President and Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Keith J. Ryan*	Vice President and Director
*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
1Beginning April 16, 2016, Kirkland Hicks assumed this role previously held by Charles Brawley.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners
As of February 29, 2016 there were 352,383 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 13th day of April, 2016.

Lincoln Life Variable Annuity Account N (Registrant) Lincoln Investor Advantage® Fee-Based
By:	/s/ Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Vice President, The Lincoln National Life Insurance Company (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 13, 2016.
Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Wilford H. Fuller	Executive Vice President and Director
* Mark E. Konen	Executive Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney
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